UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04474

Name of Registrant:	Vanguard California Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2019—May 31, 2020

Item 1: Reports to Shareholders

Semiannual Report | May 31, 2020 Vanguard California Tax-Exempt Funds

Vanguard California Municipal Money Market Fund

Vanguard California Intermediate-Term Tax-Exempt Fund

Vanguard California Long-Term Tax-Exempt Fund

See the inside front cover for important information about access to your fund’s annual and semiannual shareholder reports.

Important information about access to shareholder reports

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your fund’s annual and semiannual shareholder reports will no longer be sent to you by mail, unless you specifically request them. Instead, you will be notified by mail each time a report is posted on the website and will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and do not need to take any action. You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

You may elect to receive paper copies of all future shareholder reports free of charge. If you invest through a financial intermediary, you can contact the intermediary to request that you continue to receive paper copies. If you invest directly with the fund, you can call Vanguard at one of the phone numbers on the back cover of this report or log on to vanguard.com. Your election to receive paper copies will apply to all the funds you hold through an intermediary or directly with Vanguard.

Contents

About Your Fund’s Expenses	1
California Municipal Money Market Fund	3
California Intermediate-Term Tax-Exempt Fund	26
California Long-Term Tax-Exempt Fund	194
Trustees Approve Advisory Arrangements	245
Liquidity Risk Management	247

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

1

Six Months Ended May 31, 2020

	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
	11/30/2019	5/31/2020	Period
Based on Actual Fund Return
California Municipal Money Market Fund	$1,000.00	$1,004.46	$0.80
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,019.16	$0.86
Admiral™ Shares	1,000.00	1,019.57	0.45
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,018.56	$0.86
Admiral Shares	1,000.00	1,018.96	0.45
Based on Hypothetical 5% Yearly Return
California Municipal Money Market Fund	$1,000.00	$1,024.20	$0.81
California Intermediate-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.15	$0.86
Admiral Shares	1,000.00	1,024.55	0.46
California Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.15	$0.86
Admiral Shares	1,000.00	1,024.55	0.46

The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the California Municipal Money Market Fund, 0.16%; for the California Intermediate-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares; and for the California Long-Term Tax-Exempt Fund, 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

2

California Municipal Money Market Fund

Distribution by Effective Maturity1

As of May 31, 2020

1 - 7 Days	62.0%
8 - 30 Days	9.6
31 - 60 Days	8.5
61 - 90 Days	8.3
91 - 180 Days	5.3
Over 180 Days	6.3

1 Percentage of investments.

3

California Municipal Money Market Fund

Financial Statements (unaudited)

Schedule of Investments

As of May 31, 2020

The fund publishes its holdings on a monthly basis on Vanguard’s website and files them with the Securities and Exchange Commission (SEC) on Form N-MFP. The fund’s Form N-MFP filings may be viewed via a link on the “Portfolio Holdings” page at www.vanguard.com or on the SEC’s website at www.sec.gov.

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (100.8%)

California (100.8%)
	ABAG Finance Authority for Nonprofit Corps.California Revenue (Computer History Museum) VRDO	0.210%	6/5/20	LOC	7,000	7,000
	ABAG Finance Authority for Nonprofit Corps. California Revenue (Lakeside Village Apartments) VRDO	0.070%	6/5/20	LOC	49,820	49,820
	ABAG Finance Authority for Nonprofit Corps.California Revenue (Public Policy Institute) VRDO	0.050%	6/5/20	LOC	7,205	7,205
[1]	Alameda CA Unified School District TOB VRDO	0.140%	6/5/20		4,000	4,000
	Alameda County CA CP	0.160%	6/2/20	LOC	9,500	9,500
[1]	Anaheim CA Elementary School District GO TOB VRDO	0.120%	6/5/20		2,120	2,120
	Anaheim CA Housing Finance Agency Home Mortgage Revenue VRDO	0.130%	6/5/20	LOC	5,485	5,485
[1]	Bay Area CA Toll Authority Toll Bridge Revenue TOB VRDO	0.140%	6/5/20		15,630	15,630
	Bay Area CA Toll Authority Toll Bridge Revenue VRDO	0.030%	6/5/20	LOC	21,900	21,900
[1]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.140%	6/5/20		8,435	8,435
[1]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.140%	6/5/20		6,060	6,060
[1]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) TOB VRDO	0.140%	6/5/20		6,710	6,710
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) VRDO	0.030%	6/5/20	LOC	15,500	15,500
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) VRDO	0.030%	6/5/20	LOC	63,160	63,160
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) VRDO	0.040%	6/5/20	LOC	33,575	33,575
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) VRDO	0.070%	6/5/20	LOC	17,000	17,000
[1]	Beverly Hills CA Public Financing Authority Water Revenue TOB VRDO	0.160%	6/5/20		4,580	4,580

4

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)

	Big Bear Lake CA Industrial Revenue (Southwest Gas Corp. Project) VRDO	0.150%	6/5/20	LOC	47,800	47,800
[1]	BlackRock MuniYield California Fund Inc. VRDP VRDO	0.220%	6/5/20		45,800	45,800
[1]	BlackRock MuniYield California Quality Fund, Inc. VRDP VRDO	0.220%	6/5/20		159,100	159,100
[1]	California Agency Enhanced Affordable Housing Trust Revenue TOB VRDO	0.240%	6/5/20		33,800	33,800
[1]	California Agency Enhanced Affordable Housing Trust Revenue TOB VRDO	0.340%	6/5/20		31,800	31,800
[1]	California Coast Community College District GO TOB VRDO	0.140%	6/5/20		5,705	5,705
[1]	California Department of Water Resources Water System Revenue (Central Valley Project) TOB VRDO	0.160%	6/5/20	LOC	7,770	7,770
	California Department of Water Resources Water System Revenue CP	0.230%	6/15/20		31,307	31,307
	California Department of Water Resources Water System Revenue CP	0.200%	6/19/20		3,918	3,918
	California Department of Water Resources Water System Revenue CP	0.210%	6/24/20		8,064	8,064
	California Department of Water Resources Water System Revenue CP	0.230%	6/25/20		8,676	8,676
	California Department of Water Resources Water System Revenue CP	0.200%	7/2/20		15,020	15,020
	California Department of Water Resources Water System Revenue CP	0.200%	7/6/20		12,412	12,412
	California Department of Water Resources Water System Revenue CP	0.220%	7/7/20		6,000	6,000
	California Department of Water Resources Water System Revenue CP	0.350%	7/7/20		5,366	5,366
	California Department of Water Resources Water System Revenue CP	0.150%	7/13/20		16,822	16,822
	California Department of Water Resources Water System Revenue CP	0.400%	7/16/20		15,773	15,773
	California Department of Water Resources Water System Revenue CP	0.240%	8/6/20		15,365	15,365
	California Department of Water Resources Water System Revenue CP	0.170%	8/17/20		12,290	12,290
	California Department of Water Resources Water System Revenue CP	0.240%	9/9/20		37,390	37,390
	California Department of Water Resources Water System Revenue CP	0.250%	9/16/20		43,895	43,895
	California Department of Water Resources Water System Revenue CP	0.220%	9/17/20		11,828	11,828
	California Educational Facilities Authority Revenue (Stanford Hospital) CP	0.920%	7/6/20		9,750	9,750
	California Educational Facilities Authority Revenue (Stanford University) CP	0.800%	10/23/20		37,950	37,950
	California Educational Facilities Authority Revenue (Stanford University) CP	0.800%	10/23/20		1,200	1,200
	California Educational Facilities Authority Revenue (Stanford University) CP	0.900%	11/19/20		49,500	49,500

5

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Educational Facilities Authority Revenue (Stanford University) CP	0.470%	12/4/20		50,000	50,000
[1]	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	0.100%	6/5/20		8,000	8,000
[1]	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	0.140%	6/5/20		3,300	3,300
[1]	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	0.170%	6/5/20		3,000	3,000
[1]	California Educational Facilities Authority Revenue (Stanford University) TOB VRDO	0.170%	6/5/20		3,590	3,590
[1]	California Educational Facilities Authority Revenue (Stanford University) VRDO	0.070%	6/5/20		2,700	2,700
	California GO	5.000%	8/1/20		23,090	23,240
	California GO	5.000%	8/1/20		1,000	1,007
	California GO	5.000%	10/1/20		5,830	5,911
	California GO	5.000%	4/1/21		80,530	82,850
	California GO CP	0.270%	7/8/20	LOC	12,500	12,500
	California GO CP	0.250%	7/14/20	LOC	21,675	21,675
	California GO CP	0.400%	7/29/20	LOC	6,795	6,795
	California GO CP	0.400%	8/4/20	LOC	10,000	10,000
	California GO CP	0.390%	8/10/20	LOC	47,500	47,500
	California GO CP	0.200%	8/12/20	LOC	5,500	5,500
	California GO CP	0.290%	8/12/20	LOC	17,805	17,805
	California GO CP	0.390%	8/12/20	LOC	14,250	14,250
	California GO CP	0.300%	8/13/20	LOC	20,000	20,000
	California GO CP A4	0.240%	7/15/20	LOC	8,985	8,985
	California GO CP A4	0.250%	7/15/20	LOC	10,000	10,000
	California GO CP A4	0.500%	7/15/20	LOC	10,000	10,000
	California GO CP A7	0.400%	8/3/20	LOC	25,500	25,500
[1]	California GO TOB VRDO	0.080%	6/1/20		5,300	5,300
[1]	California GO TOB VRDO	0.100%	6/5/20		23,645	23,645
[1]	California GO TOB VRDO	0.100%	6/5/20		20,395	20,395
[1]	California GO TOB VRDO	0.100%	6/5/20		26,835	26,835
[1]	California GO TOB VRDO	0.140%	6/5/20		4,580	4,580
[1]	California GO TOB VRDO	0.140%	6/5/20		7,590	7,590
[1]	California GO TOB VRDO	0.140%	6/5/20		5,000	5,000
[1]	California GO TOB VRDO	0.150%	6/5/20	(4)LOC	5,005	5,005
[1]	California GO TOB VRDO	0.160%	6/5/20		3,000	3,000
[1]	California GO TOB VRDO	0.160%	6/5/20		2,220	2,220
[1]	California GO TOB VRDO	0.170%	6/5/20		3,335	3,335
[1]	California GO TOB VRDO	0.170%	6/5/20		4,500	4,500
[1]	California GO TOB VRDO	0.170%	6/5/20		2,770	2,770
	California GO VRDO	0.030%	6/1/20	LOC	10,300	10,300
	California GO VRDO	0.030%	6/1/20	LOC	10,655	10,655
	California GO VRDO	0.060%	6/5/20	LOC	27,170	27,170
	California GO VRDO	0.070%	6/5/20	LOC	15,245	15,245
[1]	California Health Facilities Financing Authority (Providence St. Joseph Health Obligated Group) TOB VRDO	0.140%	6/5/20		2,295	2,295
	California Health Facilities Financing Authority Revenue (Adventist Health System/West) VRDO	0.040%	6/1/20	LOC	4,270	4,270
	California Health Facilities Financing Authority Revenue (Catholic Healthcare West) VRDO	0.110%	6/5/20	LOC	20,000	20,000

6

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1,2]	California Health Facilities Financing Authority Revenue (Kaiser Credit Group) TOB PUT, SIFMA Municipal Swap Index Yield + 0.150%	0.290%	11/2/20	LOC	2,500	2,500
[1]	California Health Facilities Financing Authority Revenue (Kaiser Credit Group) TOB VRDO	0.170%	6/5/20		8,000	8,000
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	1.070%	6/2/20		3,400	3,400
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) CP	0.500%	10/7/20		9,600	9,600
[1]	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	0.140%	6/5/20		6,750	6,750
[1]	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	0.170%	6/5/20		6,665	6,665
	California Health Facilities Financing Authority Revenue (Memorial Health Services) VRDO	0.100%	6/5/20		33,215	33,215
	California Health Facilities Financing Authority Revenue (Scripps Health) VRDO	0.090%	6/5/20		46,550	46,550
[1]	California Health Facilities Financing Authority Revenue TOB VRDO	0.080%	6/1/20	(Prere.)	18,395	18,395
[2]	California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT, SIFMA Municipal Swap Index Yield - 0.050%	0.900%	4/1/21		22,000	22,000
[1]	California Infrastructure & Economic Development Bank Revenue TOB VRDO	0.160%	6/5/20		5,915	5,915
[1]	California Infrastructure & Economic Development Bank Revenue TOB VRDO	0.170%	6/5/20		6,970	6,970
	California Municipal Finance Authority Exempt Facilities Revenue (ExxonMobil Project) VRDO	0.060%	6/1/20		16,310	16,310
	California Municipal Finance Authority Multifamily Housing Revenue (Garden Brook Senior Village) VRDO	0.100%	6/5/20	LOC	8,060	8,060
	California Municipal Finance Authority Recovery Zone Revenue (Chevron USA Inc. Project) VRDO	0.040%	6/1/20		100,000	100,000
[1]	California Municipal Finance Authority Revenue (LAX Integrated Express Solutions LLC) TOB VRDO	0.210%	6/5/20	LOC	3,740	3,740
	California Pollution Control Financing Authority Revenue (ExxonMobil Project) VRDO	0.060%	6/1/20		5,350	5,350
[1]	California Public Finance Authority Revenue (Sharp Healthcare Obligated Group) TOB VRDO	0.080%	6/1/20		3,750	3,750
	California School Cash Reserve Program Authority TRAN	2.000%	6/30/20		7,395	7,400
	California State University Institute CP	0.220%	6/4/20	LOC	26,835	26,835
	California State University Institute CP	0.230%	6/4/20		12,732	12,732
	California State University Institute CP	0.240%	6/4/20	LOC	10,000	10,000
[1]	California State University Revenue TOB VRDO	0.140%	6/5/20		2,240	2,240

7

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	California State University Systemwide Revenue TOB VRDO	0.160%	6/5/20		7,160	7,160
	California Statewide Communities Development Authority (Rady Children’s Hospital) VRDO	0.040%	6/1/20	LOC	21,045	21,045
	California Statewide Communities Development Authority Multifamily Housing Revenue (Crossing Senior Apartments) VRDO	0.130%	6/5/20	LOC	12,785	12,785
	California Statewide Communities Development Authority Multifamily Housing Revenue (Irvine Apartment Communities LP) VRDO	0.060%	6/1/20	LOC	15,800	15,800
	California Statewide Communities Development Authority Multifamily Housing Revenue (Ridgeway Apartments) VRDO	0.090%	6/5/20	LOC	26,080	26,080
	California Statewide Communities Development Authority Multifamily Housing Revenue (Steadfast River Run LP) VRDO	0.130%	6/5/20	LOC	12,805	12,805
	California Statewide Communities Development Authority Multifamily Housing Revenue (Wilshire Court Project) VRDO	0.130%	6/5/20	LOC	11,900	11,900
	California Statewide Communities Development Authority Multifamily Revenue VRDO	0.060%	6/1/20	LOC	20,000	20,000
	California Statewide Communities Development Authority Revenue (Irvine Apartment Communities LP) VRDO	0.060%	6/1/20	LOC	13,100	13,100
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	1.120%	6/2/20		8,000	8,000
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	1.120%	6/3/20		21,865	21,865
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	1.050%	6/4/20		8,000	8,000
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	0.300%	7/7/20		8,000	8,000
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	1.040%	9/2/20		15,500	15,500
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.070%	6/2/20		11,000	11,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.070%	6/2/20		21,090	21,090
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.050%	6/3/20		16,000	16,000

8

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.060%	6/3/20		17,000	17,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.060%	6/3/20		30,000	30,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.050%	6/4/20		30,000	30,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.050%	6/4/20		25,000	25,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	0.270%	7/7/20		47,750	47,750
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	0.300%	7/7/20		2,750	2,750
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	0.920%	7/8/20		38,000	38,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.000%	8/5/20		25,000	25,000
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.020%	8/5/20		33,750	33,750
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	1.020%	8/5/20		7,600	7,600
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) CP	0.500%	9/2/20		29,500	29,500
[1]	California Statewide Communities Development Authority Revenue (Trinity Health) TOB VRDO	0.100%	6/5/20		2,175	2,175
[1]	Campbell Union High School District CA GO TOB VRDO	0.130%	6/5/20		9,000	9,000
	Chabot-Las Positas CA Community College District GO	4.000%	8/1/20		1,625	1,633
[1]	Chino Valley CA Unified School District GO TOB VRDO	0.140%	6/5/20		3,945	3,945
[1]	Chino Valley CA Unified School District GO TOB VRDO	0.160%	6/5/20		2,000	2,000
[1]	Coast Community College District CA GO TOB VRDO	0.150%	6/5/20	LOC	5,000	5,000
	Contra Costa CA Municipal Water District Revenue (Extendible) CP	1.100%	11/29/20		17,250	17,250
	Contra Costa County CA Multifamily Housing Revenue (Park Regency) VRDO	0.080%	6/5/20	LOC	10,000	10,000
[1]	Corona-Norco CA Unified School District GO TOB VRDO	0.150%	6/5/20	LOC	4,315	4,315
[1]	Cupertino CA Union School District GO TOB VRDO	0.140%	6/5/20		8,870	8,870

9

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Desert CA Community College District GO TOB VRDO	0.130%	6/5/20		6,000	6,000
[1,2]	Dublin CA Unified School District GO TOB PUT	0.050%	6/1/20		36,010	36,010
	East Bay CA Municipal Utility District Water System Revenue CP	0.950%	6/2/20		20,000	20,000
	East Bay CA Municipal Utility District Water System Revenue CP	0.380%	7/6/20		23,400	23,400
[1]	East Bay CA Municipal Utility District Water System Revenue TOB VRDO	0.080%	6/1/20		13,525	13,525
[1]	East Bay CA Municipal Utility District Water System Revenue TOB VRDO	0.170%	6/5/20		2,500	2,500
	Eastern California Municipal Water District Water & Wastewater Revenue VRDO	0.060%	6/1/20		41,550	41,550
	Eastern California Municipal Water District Water & Wastewater Revenue VRDO	0.060%	6/1/20		7,100	7,100
[1]	Eastern Municipal Water District CA Financing Authority TOB VRDO	0.170%	6/5/20		9,000	9,000
[1]	Elk Grove CA Unified School District GO TOB VRDO	0.050%	6/1/20		10,960	10,960
[1]	Elk Grove CA Unified School District GO TOB VRDO	0.120%	6/5/20		670	670
[1]	Elk Grove CA Unified School District GO TOB VRDO	0.150%	6/5/20		2,120	2,120
	Escondido CA Community Development Multifamily Revenue (Heritage Park Apartments) VRDO	0.130%	6/5/20	LOC	4,250	4,250
[1]	Fairfield CA COP TOB VRDO	0.240%	6/5/20	(10)	2,250	2,250
[1]	Folsom Cordova CA Unified School District School Facilities Improvement District No. 5 TOB VRDO	0.100%	6/5/20		3,750	3,750
[1]	Foothill-De Anza CA Community College District GO TOB VRDO	0.170%	6/5/20		7,500	7,500
[1]	Foothill-Eastern CA Transportation Corridor Agency Revenue TOB VRDO	0.180%	6/5/20	LOC	1,110	1,110
[1]	Fremont CA Union High School District TOB VRDO	0.140%	6/5/20		3,425	3,425
[1]	Gilroy CA Unified School District GO TOB VRDO	0.150%	6/5/20		2,000	2,000
[1]	Hartnell CA Community College GO TOB VRDO	0.140%	6/5/20		1,245	1,245
[1]	Hayward CA Area Recreation & Park District GO TOB VRDO	0.170%	6/5/20		5,000	5,000
[1]	Huntington Beach CA City School District GO TOB VRDO	0.050%	6/1/20		8,975	8,975
	Irvine CA Assessment District No. 00-18 Improvement Revenue VRDO	0.040%	6/1/20	LOC	7,100	7,100
	Irvine CA Assessment District No. 87-08 Improvement Bonds VRDO	0.030%	6/1/20	LOC	7,179	7,179
	Irvine CA Assessment District No. 93-14 Improvement Revenue VRDO	0.050%	6/1/20	LOC	45,600	45,600
	Irvine CA Assessment District No. 97-16 Improvement Revenue VRDO	0.030%	6/1/20	LOC	15,427	15,427
	Irvine CA Assessment District No. 97-17 Improvement Revenue VRDO	0.040%	6/1/20	LOC	6,470	6,470

10

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[2]	Irvine CA Ranch Water District Revenue PUT, SIFMA Municipal Swap Index Yield - 0.060%	0.080%	3/3/21		26,000	26,000
[2]	Irvine CA Ranch Water District Revenue PUT, SIFMA Municipal Swap Index Yield - 0.060%	0.080%	3/3/21		40,000	40,000
	Irvine CA Ranch Water District Revenue VRDO	0.040%	6/1/20	LOC	7,660	7,660
	Irvine CA Ranch Water District Revenue VRDO	0.050%	6/1/20	LOC	400	400
	Irvine CA Reassessment District No. 05-21 Improvement Revenue VRDO	0.040%	6/1/20	LOC	5,820	5,820
	Irvine CA Reassessment District No. 85-7A Improvement Revenue VRDO	0.040%	6/1/20	LOC	3,644	3,644
[1]	Irvine Ranch CA Water District COP TOB VRDO	0.160%	6/5/20		3,220	3,220
	Kaiser Foundation Hospitals CA Revenue	1.000%	8/4/20		29,500	29,500
	Livermore CA COP VRDO	0.040%	6/1/20	LOC	9,465	9,465
	Livermore CA Redevelopment Agency Multi-Family Housing Revenue (Richards Manor) VRDO	0.130%	6/5/20	LOC	4,770	4,770
[1]	Long Beach CA Community College District GO TOB VRDO	0.160%	6/5/20		5,051	5,051
[1]	Long Beach CA Harbor Revenue TOB VRDO	0.100%	6/5/20		4,000	4,000
[1]	Long Beach CA Harbor Revenue TOB VRDO	0.160%	6/5/20		3,750	3,750
	Long Beach CA Unified School District GO	5.000%	8/1/20		7,775	7,829
[1]	Long Beach CA Unified School District GO TOB VRDO	0.140%	6/5/20		1,620	1,620
[1]	Long Beach CA Unified School District GO TOB VRDO	0.170%	6/5/20		21,060	21,060
[1]	Los Angeles CA Community College District GO TOB VRDO	0.170%	6/5/20	(Prere.)	4,650	4,650
[1]	Los Angeles CA Community College District TOB VRDO	0.170%	6/5/20		3,750	3,750
[1]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.160%	6/5/20		1,450	1,450
[1]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.160%	6/5/20		2,935	2,935
[1]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.190%	6/5/20		9,555	9,555
[1]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.190%	6/5/20		3,970	3,970
[1]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.190%	6/5/20		4,500	4,500
[1]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.190%	6/5/20		5,015	5,015
[1]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.210%	6/5/20		1,460	1,460
[1]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.210%	6/5/20		2,940	2,940
[1]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.260%	6/5/20		5,020	5,020
[1]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.260%	6/5/20		6,665	6,665
[1]	Los Angeles CA Department of Airports International Airport Revenue TOB VRDO	0.260%	6/5/20		7,545	7,545

11

California Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1]	Los Angeles CA Department of Airports Revenue TOB VRDO	0.110%	6/5/20	12,060	12,060
[1]	Los Angeles CA Department of Airports Revenue TOB VRDO	0.190%	6/5/20	6,520	6,520
[1]	Los Angeles CA Department of Airports Revenue TOB VRDO	0.210%	6/5/20	6,550	6,550
[1]	Los Angeles CA Department of Airports Revenue TOB VRDO	0.260%	6/5/20	2,500	2,500
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/20	1,000	1,003
[1]	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.080%	6/1/20	7,310	7,310
[1]	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.100%	6/5/20	1,150	1,150
[1]	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.140%	6/5/20	7,590	7,590
[1]	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.160%	6/5/20	5,400	5,400
[1]	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.170%	6/5/20	10,900	10,900
[1]	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.170%	6/5/20	2,000	2,000
	Los Angeles CA Department of Water & Power Revenue VRDO	0.040%	6/1/20	16,350	16,350
	Los Angeles CA Department of Water & Power Revenue VRDO	0.040%	6/1/20	7,340	7,340
	Los Angeles CA Department of Water & Power Revenue VRDO	0.040%	6/1/20	7,600	7,600
	Los Angeles CA Department of Water & Power Revenue VRDO	0.050%	6/1/20	33,400	33,400
	Los Angeles CA Department of Water & Power Revenue VRDO	0.050%	6/1/20	12,700	12,700
	Los Angeles CA Department of Water & Power Revenue VRDO	0.050%	6/1/20	14,500	14,500
	Los Angeles CA Department of Water & Power Revenue VRDO	0.060%	6/1/20	4,000	4,000
	Los Angeles CA Department of Water & Power Revenue VRDO	0.060%	6/1/20	17,750	17,750
	Los Angeles CA Department of Water & Power Revenue VRDO	0.060%	6/1/20	16,640	16,640
	Los Angeles CA Department of Water & Power Revenue VRDO	0.060%	6/1/20	5,920	5,920
	Los Angeles CA Department of Water & Power Revenue VRDO	0.060%	6/1/20	11,000	11,000
	Los Angeles CA Department of Water & Power Revenue VRDO	0.050%	6/5/20	9,400	9,400
	Los Angeles CA Department of Water & Power Revenue VRDO	0.050%	6/5/20	45,550	45,550
[1]	Los Angeles CA Department of Water & Power System Revenue TOB VRDO	0.100%	6/5/20	4,800	4,800
[1]	Los Angeles CA Department of Water & Power System Revenue TOB VRDO	0.100%	6/5/20	3,665	3,665
[1]	Los Angeles CA Department of Water & Power System Revenue TOB VRDO	0.140%	6/5/20	9,200	9,200

12

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Los Angeles CA Harbor Department Revenue TOB VRDO	0.160%	6/5/20		1,875	1,875
[1]	Los Angeles CA Harbor Department Revenue TOB VRDO	0.190%	6/5/20		2,220	2,220
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue CP	0.300%	7/8/20	LOC	11,467	11,467
[1]	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue TOB VRDO	0.150%	6/5/20	LOC	12,500	12,500
	Los Angeles CA Municipal Improvement Corp. Lease Revenue A3 CP	0.270%	7/8/20	LOC	10,000	10,000
	Los Angeles CA Municipal Improvement Corp. Lease Revenue A3 CP	1.100%	8/14/20	LOC	2,500	2,500
	Los Angeles CA Municipal Improvement Corp. Lease Revenue CP	0.260%	7/28/20	LOC	4,500	4,500
	Los Angeles CA TRAN	5.000%	6/25/20		234,765	235,348
[1,2]	Los Angeles CA Wastewater System Revenue TOB PUT, SIFMA Municipal Swap Index Yield + 0.150%	0.290%	6/1/20	LOC	5,000	5,000
	Los Angeles CA Wastewater System Revenue VRDO	0.070%	6/5/20	LOC	36,465	36,465
	Los Angeles County CA Capital Asset Leasing Corp. Lease Revenue CP	0.230%	7/6/20	LOC	10,100	10,100
	Los Angeles County CA Capital Asset Leasing Corp. Lease Revenue CP	0.230%	7/6/20	LOC	9,800	9,800
	Los Angeles County CA Capital Asset Leasing Corp. Lease Revenue CP	0.400%	8/3/20	LOC	5,950	5,950
	Los Angeles County CA Capital Asset Leasing Corp. Lease Revenue CP	0.370%	8/6/20	LOC	23,440	23,440
	Los Angeles County CA Capital Asset Leasing Corp. Lease Revenue CP	0.370%	8/6/20	LOC	21,500	21,500
	Los Angeles County CA Capital Asset Leasing Corp. Lease Revenue CP	0.370%	8/6/20	LOC	34,800	34,800
	Los Angeles County CA Capital Asset Leasing Corp. Lease Revenue CP	0.290%	8/12/20	LOC	12,000	12,000
	Los Angeles County CA TRAN	5.000%	6/30/20		76,000	76,225
[1]	Lucia Mar CA Unified School District GO TOB VRDO	0.150%	6/5/20		4,990	4,990
[1]	Madera CA Unified School District GO TOB VRDO	0.080%	6/1/20		6,400	6,400
[1]	Marin CA Community College District GO TOB VRDO	0.150%	6/5/20	LOC	3,125	3,125
[1]	Marin CA Healthcare District GO TOB VRDO	0.140%	6/5/20		5,585	5,585
[1]	Marin CA Healthcare District GO TOB VRDO	0.170%	6/5/20		1,600	1,600
[1]	Marin CA Healthcare District GO TOB VRDO	0.170%	6/5/20		5,235	5,235
[1]	Marin CA Water District Financing Authority Revenue TOB VRDO	0.180%	6/5/20		4,025	4,025
[2]	Metropolitan Water District of Southern California Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.080%	6/21/21		6,500	6,499
[2]	Metropolitan Water District of Southern California Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.080%	6/21/21		6,500	6,499

13

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[2]	Metropolitan Water District of Southern California Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.390%	6/21/21		7,000	6,998
	Metropolitan Water District of Southern California Revenue VRDO	0.050%	6/1/20		5,600	5,600
	Metropolitan Water District of Southern California Revenue VRDO	0.060%	6/1/20		42,000	42,000
[1]	Montebello CA Unified School District GO TOB VRDO	0.150%	6/5/20	LOC	4,700	4,700
[1]	Morgan Hill CA Unified School District GO TOB VRDO	0.130%	6/5/20		8,000	8,000
[1]	Mount San Antonio CA Community College District TOB VRDO	0.140%	6/5/20		4,000	4,000
[1]	Newhall CA School District GO TOB VRDO	0.050%	6/1/20		10,450	10,450
[1]	Norwalk-La Mirada CA Unified School District GO TOB VRDO	0.150%	6/5/20		2,500	2,500
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	0.130%	6/5/20	LOC	77,000	77,000
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	0.130%	6/5/20	LOC	40,000	40,000
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	0.140%	6/5/20	LOC	42,700	42,700
[1]	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	0.210%	6/5/20	LOC	44,000	44,000
[1]	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	0.210%	6/5/20	LOC	60,500	60,500
[1]	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	0.260%	6/5/20	LOC	13,600	13,600
[1]	Nuveen California Dividend Advantage Municipal Fund VRDP VRDO	0.260%	6/5/20	LOC	9,100	9,100
[1]	Oakland CA GO TOB VRDO	0.050%	6/1/20		10,185	10,185
	Oceanside CA Multifamily Housing Revenue (Shadow Way Apartments Project) VRDO	0.150%	6/5/20	LOC	15,000	15,000
[1]	Oxnard CA School District GO TOB VRDO	0.150%	6/5/20	(15)LOC	3,000	3,000
[1]	Oxnard CA Union High School District GO TOB VRDO	0.130%	6/5/20		7,200	7,200
	Palo Alto CA Unified School District GO	2.000%	8/31/20		6,000	6,015
	Pasadena CA COP VRDO	0.060%	6/5/20	LOC	41,400	41,400
	Pleasanton CA Multifamily Housing Revenue VRDO	0.130%	6/5/20	LOC	12,760	12,760
	Riverside County CA Teeter Revenue	1.375%	10/22/20		24,515	24,541
	Riverside County CA TRAN	5.000%	6/30/20		25,000	25,074
[1]	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	0.160%	6/5/20		6,000	6,000
[1]	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO	0.160%	6/5/20		10,000	10,000
[1,2]	Sacramento CA Area Flood Control Agency Special Assessment Revenue TOB VRDO, SIFMA Municipal Swap Index Yield + 0.150%	0.290%	10/1/20	LOC	2,300	2,300
	Sacramento CA Housing Authority Multifamily Housing Revenue AMT VRDO	0.130%	6/5/20	LOC	14,270	14,270
[1]	Sacramento CA Municipal Utility District Revenue TOB VRDO	0.140%	6/5/20		6,000	6,000

14

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Sacramento CA Transportation Authority Sales Tax Revenue VRDO	0.050%	6/5/20	LOC	8,400	8,400
	Sacramento CA Transportation Authority Sales Tax Revenue VRDO	0.090%	6/5/20		80,000	80,000
	Sacramento County CA Housing Authority Revenue (Ashford Heights LP) VRDO	0.130%	6/5/20	LOC	12,255	12,255
	Sacramento County CA Multifamily Housing Revenue (River Pointe Apartments) VRDO	0.130%	6/5/20	LOC	9,700	9,700
[1]	San Bernardino CA Community College District GO TOB VRDO	0.130%	6/5/20		4,620	4,620
[1]	San Bernardino County CA Transportation Authority Revenue TOB VRDO	0.160%	6/5/20		7,900	7,900
[1]	San Diego CA Community College District GO TOB VRDO	0.140%	6/5/20	(Prere.)	6,445	6,445
	San Diego CA Housing Authority Multifamily Housing Revenue (Park & Market Apartments) VRDO	0.120%	6/5/20	LOC	21,300	21,300
	San Diego CA Unified School District GO	5.000%	6/30/20		42,770	42,899
	San Diego CA Unified School District GO	3.000%	7/1/20		13,500	13,522
[1]	San Diego CA Unified School District GO TOB VRDO	0.140%	6/5/20		4,000	4,000
[1]	San Diego CA Unified School District GO TOB VRDO	0.150%	6/5/20	LOC	4,500	4,500
[1]	San Diego CA Unified School District GO TOB VRDO	0.160%	6/5/20		9,445	9,445
[1]	San Diego CA Unified School District GO TOB VRDO	0.170%	6/5/20		2,500	2,500
	San Diego County CA Regional Transportation Authority Sales Tax Revenue VRDO	0.070%	6/5/20		54,265	54,265
	San Diego County CA Regional Transportation Commission Revenue	4.000%	4/1/21		52,310	53,762
[1]	San Diego County CA Regional Transportation Commission Sales Tax Revenue TOB VRDO	0.160%	6/5/20		4,445	4,445
	San Diego County CA Regional Transportation Commission Sales Tax Revenue VRDO	0.070%	6/5/20		14,810	14,810
	San Diego County CA School District TRAN	4.000%	6/30/20		30,000	30,068
	San Diego County CA Water Authority Revenue (Extendible) CP	0.320%	2/7/21		12,500	12,500
	San Diego County CA Water Authority Revenue (Extendible) CP	0.300%	2/15/21		17,500	17,500
	San Diego County CA Water Authority Revenue CP	0.250%	6/18/20		21,000	21,000
	San Diego County CA Water Authority Revenue CP	0.230%	7/23/20		35,000	35,000
[1]	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.160%	6/5/20		3,750	3,750
[1]	San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue TOB VRDO	0.170%	6/5/20		5,550	5,550
[1]	San Francisco CA City & County GO TOB VRDO	0.140%	6/5/20		8,795	8,795
[1]	San Francisco CA City & County International Airport Revenue TOB VRDO	0.190%	6/5/20	LOC	37,185	37,185
[1]	San Francisco CA City & County International Airport Revenue TOB VRDO	0.190%	6/5/20	LOC	12,900	12,900

15

California Municipal Money Market Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	San Francisco CA City & County International Airport Revenue TOB VRDO	0.190%	6/5/20	LOC	19,655	19,655
	San Francisco CA City & County Lease Revenue CP	0.850%	6/11/20	LOC	14,531	14,531
	San Francisco CA City & County Multifamily Housing Revenue (1601 Mariposa Apartments) VRDO	0.110%	6/5/20	LOC	37,900	37,900
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue CP	0.230%	8/26/20	LOC	30,465	30,465
[1]	San Francisco CA City & County Public Utilities Commission Wastewater Revenue TOB VRDO	0.140%	6/5/20		3,000	3,000
[1]	San Francisco CA City & County Public Utilities Commission Wastewater Revenue TOB VRDO	0.170%	6/5/20		6,900	6,900
	San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/20	(ETM)	2,360	2,403
[1]	San Francisco CA City & County Public Utilities Commission Water Revenue TOB VRDO	0.140%	6/5/20		5,555	5,555
[1]	San Joaquin Delta CA Community College District GO TOB VRDO	0.180%	6/5/20		4,835	4,835
	San Jose CA Multifamily Housing Revenue (Cinnabar Commons) VRDO	0.130%	6/5/20	LOC	14,600	14,600
[1]	San Jose CA Unified School District GO TOB VRDO	0.100%	6/5/20		2,120	2,120
[1]	San Mateo CA County Community College District GO TOB VRDO	0.170%	6/5/20		2,235	2,235
[1]	San Mateo CA Union High School District GO TOB VRDO	0.160%	6/5/20		4,358	4,358
[1]	San Mateo County CA Community College District GO TOB VRDO	0.170%	6/5/20		8,810	8,810
	Santa Ana CA Community Redevelopment Agency Tax Allocation	6.000%	3/1/21	(Prere.)	3,350	3,484
[1]	Santa Clara CA TOB VRDO	0.140%	6/5/20		2,985	2,985
[1]	Santa Clara County CA GO TOB VRDO	0.160%	6/5/20		8,250	8,250
	Santa Clara Valley CA A1 CP	0.350%	8/6/20	LOC	5,500	5,500
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue VRDO	0.060%	6/5/20	LOC	13,955	13,955
	Santa Clara Valley CA Transportation Authority Sales Tax Revenue VRDO	0.060%	6/5/20		3,100	3,100
[1]	Santa Monica CA Community College District GO TOB VRDO	0.100%	6/5/20		1,200	1,200
[1]	Santa Monica CA Community College District GO TOB VRDO	0.140%	6/5/20		5,000	5,000
	Santa Monica-Malibu CA Unified School District GO	4.000%	8/1/20		3,905	3,924
[1]	Solano County CA Community College District GO TOB VRDO	0.170%	6/5/20		3,000	3,000
[1]	Sonoma County CA Junior College District GO TOB VRDO	0.150%	6/5/20	LOC	5,000	5,000
[2]	Southern California Public Power Authority Revenue (Magnolia Power Project)	0.040%	6/1/20	LOC	41,290	41,290

16

California Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1]	Southwestern California Community College District GO TOB VRDO	0.080%	6/1/20	6,010	6,010
[1]	Southwestern California Community College District GO TOB VRDO	0.170%	6/5/20	3,200	3,200
[1]	Sunnyvale CA School District GO TOB VRDO	0.170%	6/5/20	2,000	2,000
	University of California Regents CP	0.820%	6/4/20	10,000	10,000
	University of California Regents CP	0.210%	6/18/20	24,000	24,000
	University of California Regents CP	0.940%	7/2/20	14,300	14,300
	University of California Regents CP	0.270%	7/6/20	10,900	10,900
	University of California Regents CP	0.280%	7/6/20	5,700	5,700
	University of California Regents CP	0.820%	7/7/20	12,000	12,000
	University of California Regents CP	0.850%	7/9/20	14,000	14,000
	University of California Regents CP	0.270%	7/15/20	43,000	43,000
	University of California Regents CP	0.550%	8/4/20	4,000	4,000
	University of California Regents CP	1.140%	8/18/20	11,200	11,200
	University of California Regents CP	0.350%	9/9/20	8,500	8,500
[1]	University of California Revenue TOB VRDO	0.080%	6/1/20	2,170	2,170
[1]	University of California Revenue TOB VRDO	0.140%	6/5/20	4,125	4,125
[1]	University of California Revenue TOB VRDO	0.140%	6/5/20	2,585	2,585
[1]	University of California Revenue TOB VRDO	0.140%	6/5/20	2,500	2,500
[1]	University of California Revenue TOB VRDO	0.140%	6/5/20	5,000	5,000
[1]	University of California Revenue TOB VRDO	0.140%	6/5/20	1,500	1,500
[1]	University of California Revenue TOB VRDO	0.170%	6/5/20	15,000	15,000
[1]	University of California Revenue TOB VRDO	0.170%	6/5/20	20,870	20,870
	University of California Revenue VRDO	0.030%	6/1/20	20,800	20,800
[1]	Ventura County CA Community College District GO TOB VRDO	0.180%	6/5/20	4,000	4,000
[1]	West Valley-Mission CA Community College District GO TOB VRDO	0.170%	6/5/20	200	200
[1]	Yosemite CA Community College District GO TOB VRDO	0.160%	6/5/20	5,091	5,091
					5,487,665
Total Tax-Exempt Municipal Bonds (Cost $5,487,665)					5,487,665
Other Assets and Liabilities—Net (-0.8%)					(45,178)
Net Assets (100%)					5,442,487

Cost is in $000.

• See Note A in Notes to Financial Statements.

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate value of these securities was $1,552,780,000, representing 28.5% of net assets.
2	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

See accompanying Notes, which are an integral part of the Financial Statements.

17

California Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1)	MBIA (Municipal Bond Investors Assurance).

(2)	AMBAC (Ambac Assurance Corporation).

(3)	FGIC (Financial Guaranty Insurance Company).

(4)	AGM (Assured Guaranty Municipal Corporation).

(5)	BIGI (Bond Investors Guaranty Insurance).

(6)	Connie Lee Inc.

(7)	FHA (Federal Housing Authority).

(8)	CapMAC (Capital Markets Assurance Corporation).

(9)	American Capital Access Financial Guaranty Corporation.

(10)	XL Capital Assurance Inc.

(11)	CIFG (CDC IXIS Financial Guaranty).

(12)	AGC (Assured Guaranty Corporation).

(13)	BHAC (Berkshire Hathaway Assurance Corporation).

(14)	NPFG (National Public Finance Guarantee Corporation).

(15)	BAM (Build America Mutual Assurance Company).

(16)	MAC (Municipal Assurance Corporation).

(17)	RAA (Radian Asset Assurance Inc.).

(18)	SBLF (Michigan School Bond Loan Fund).

(19)	TPSF (Texas Permanent School Fund).

(20)	NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

18

California Municipal Money Market Fund

Statement of Assets and Liabilities

As of May 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $5,487,665)	5,487,665
Investment in Vanguard	258
Cash	18,023
Receivables for Investment Securities Sold	2,390
Receivables for Accrued Income	25,262
Receivables for Capital Shares Issued	7,937
Other Assets	3,392
Total Assets	5,544,927
Liabilities
Payables for Investment Securities Purchased	93,650
Payables for Capital Shares Redeemed	8,238
Payables for Distributions	126
Payables to Vanguard	426
Total Liabilities	102,440
Net Assets	5,442,487

At May 31, 2020, net assets consisted of:

Paid-in Capital	5,442,346
Total Distributable Earnings (Loss)	141
Net Assets	5,442,487

Net Assets
Applicable to 5,441,600,476 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,442,487
Net Asset Value Per Share	$1.00

See accompanying Notes, which are an integral part of the Financial Statements.

19

California Municipal Money Market Fund

Statement of Operations

Six Months Ended
May 31, 2020
($000)
Investment Income
Income
Interest	29,143
Total Income	29,143
Expenses
The Vanguard Group—Note B
Investment Advisory Services	627
Management and Administrative	3,386
Marketing and Distribution	430
Custodian Fees	14
Shareholders’ Reports	11
Trustees’ Fees and Expenses	2
Total Expenses	4,470
Expenses Paid Indirectly	(13)
Net Expenses	4,457
Net Investment Income	24,686
Realized Net Gain (Loss) on Investment Securities Sold	129
Net Increase (Decrease) in Net Assets Resulting from Operations	24,815

See accompanying Notes, which are an integral part of the Financial Statements.

20

California Municipal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	24,686	70,947
Realized Net Gain (Loss)	129	130
Net Increase (Decrease) in Net Assets Resulting from Operations	24,815	71,077
Distributions[1]
Total Distributions	(24,695)	(70,936)
Capital Share Transactions (at $1.00 per share)
Issued	2,070,418	3,313,550
Issued in Lieu of Cash Distributions	21,944	64,102
Redeemed	(2,299,731)	(3,077,072)
Net Increase (Decrease) from Capital Share Transactions	(207,369)	300,580
Total Increase (Decrease)	(207,249)	300,721
Net Assets
Beginning of Period	5,649,736	5,349,015
End of Period	5,442,487	5,649,736

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

21

California Municipal Money Market Fund

Financial Highlights

Six Months
	Ended			Year Ended November 30,
For a Share Outstanding	May 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.004[1]	.013[1]	.012[1]	.006[1]	.002	.0001
Net Realized and Unrealized Gain (Loss) on Investments	—	—	—	—	—	—
Total from Investment Operations	.004	.013	.012	.006	.002	.0001
Distributions
Dividends from Net Investment Income	(.004)	(.013)	(.012)	(.006)	(.002)	(.0001)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.004)	(.013)	(.012)	(.006)	(.002)	(.0001)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[2]	0.45%	1.29%	1.18%	0.64%	0.25%	0.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,442	$5,650	$5,349	$4,043	$3,505	$3,391
Ratio of Total Expenses to Average Net Assets	0.16%	0.16%	0.16%	0.16%	0.13%[3]	0.06%[3]
Ratio of Net Investment Income to Average Net Assets	0.89%	1.28%	1.18%	0.64%	0.25%	0.01%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.

2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

3	The ratio of total expenses to average net assets before an expense reduction was 0.16% for 2016 and 0.16% for 2015. Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. The fund is not obligated to repay this amount to Vanguard.

See accompanying Notes, which are an integral part of the Financial Statements.

22

California Municipal Money Market Fund

Notes to Financial Statements

Vanguard California Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and for the period ended May 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans

23

California Municipal Money Market Fund

may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended May 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

5. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2020, the fund had contributed to Vanguard capital in the amount of $258,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2020, custodian fee offset arrangements reduced the fund’s expenses by $13,000 (an annual rate of less than 0.01% of average net assets).

D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2020, 100% of the market value of the fund’s investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

24

California Municipal Money Market Fund

E.   As of May 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	5,487,665
Gross Unrealized Appreciation	2
Gross Unrealized Depreciation	(2)
Net Unrealized Appreciation (Depreciation)	—

F.   The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2020, such purchases and sales were $899,331,000 and $368,386,000, respectively.

G.  Management has determined that no events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in these financial statements.

25

California Intermediate-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of May 31, 2020

Under 1 Year	5.5%
1 - 3 Years	9.2
3 - 5 Years	10.9
5 - 10 Years	26.3
10 - 20 Years	46.6
20 - 30 Years	1.5
Over 30 Years	0.0

The table reflects the fund’s investments, except for short-term investments.

26

California Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

Schedule of Investments

As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
California (98.9%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/23	1,020	1,061
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/24	1,195	1,242
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	6.000%	7/1/31	2,750	2,810
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/32	3,120	3,221
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/20	850	853
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/22	555	603
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/23	1,000	1,085
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/24	1,265	1,370
ABAG Finance Authority for Nonprofit Corps. California Revenue (Odd Fellows Home)	5.000%	4/1/32	7,250	8,016
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/21	1,000	1,056
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.250%	8/1/23	1,000	1,053
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/24	960	1,028
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/25	950	1,016
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/26	2,490	2,656
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/27	100	107
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/28	900	961
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	6.000%	8/1/30	18,140	19,223
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/31	1,000	1,118

27

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/32		1,000	1,112
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/34		1,780	1,969
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/21		275	292
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/22		350	383
ABAG Finance Authority for Nonprofit Corps.California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/23		370	419
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/24		395	462
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/25		505	590
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/26		675	788
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/28		1,150	1,340
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/29		985	1,147
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/30		1,405	1,635
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/31		495	574
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32		520	601
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	(15)	750	875
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	(15)	1,000	1,164
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	(15)	1,680	1,943
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	(15)	1,640	1,890
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	(15)	3,000	3,443

28

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/33	(15)	2,375	2,718
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2) (ETM)	13,780	13,765
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20	(2)	285	284
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/21		1,495	1,541
Alameda CA Corridor Transportation Authority Revenue	4.000%	3/1/22		5,600	5,973
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/22		6,350	6,661
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/22		2,220	2,398
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/23		3,265	3,381
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/23		2,610	2,886
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/24		2,755	2,988
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/24		125	138
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/25		3,140	3,454
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/25		3,600	3,958
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/29	(2)	30,290	21,793
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	9,110	6,276
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/34		16,100	17,479
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/35	(4)	275	291
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35		20,450	22,142
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35	(4)	2,035	2,329
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36		13,520	14,606
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36	(4)	1,135	1,294
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37		880	948
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/32		7,000	8,010
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/33		8,415	9,609
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/34		4,640	5,291
Alameda County CA Unified School District GO	4.000%	8/1/28		500	606

29

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Alameda County CA Unified School District GO	4.000%	8/1/29		350	421
Alameda County CA Unified School District GO	4.000%	8/1/30		500	598
Alameda County CA Unified School District GO	4.000%	8/1/31		415	493
Alameda County CA Unified School District GO	4.000%	8/1/32		460	543
Alameda County CA Unified School District GO	4.000%	8/1/33		500	586
Alameda County CA Unified School District GO	4.000%	8/1/34		500	583
Alameda County CA Unified School District GO	5.000%	8/1/34		2,890	3,473
Alameda County CA Unified School District GO	3.000%	8/1/35		1,000	1,071
Alameda County CA Unified School District GO	3.000%	8/1/36		1,065	1,129
Alameda County CA Unified School District GO	3.000%	8/1/38		1,000	1,047
Alameda County CA Unified School District GO	3.000%	8/1/39		2,160	2,257
Alum Rock CA Union Elementary School District GO	5.000%	8/1/22	(15)	500	548
Alum Rock CA Union Elementary School District GO	5.000%	8/1/23	(15)	800	911
Alum Rock CA Union Elementary School District GO	5.000%	8/1/24	(15)	1,000	1,179
Alum Rock CA Union Elementary School District GO	5.000%	8/1/25	(15)	1,275	1,550
Alum Rock CA Union Elementary School District GO	5.000%	8/1/26	(15)	1,180	1,427
Alum Rock CA Union Elementary School District GO	5.000%	8/1/32	(15)	2,745	3,244
Alvord CA Unified School District GO	5.900%	2/1/21	(14)	2,230	2,311
Alvord CA Unified School District GO	5.000%	8/1/23	(4)	530	604
Alvord CA Unified School District GO	5.900%	2/1/24	(4)	3,865	4,415
Alvord CA Unified School District GO	5.000%	8/1/24	(4)	650	766
Alvord CA Unified School District GO	5.000%	8/1/27	(4)	1,300	1,666
Alvord CA Unified School District GO	5.000%	8/1/28	(4)	1,375	1,807
Alvord CA Unified School District GO	5.000%	8/1/29	(4)	1,525	1,993
Alvord CA Unified School District GO	5.000%	8/1/30	(4)	1,950	2,533
Alvord CA Unified School District GO	5.000%	8/1/31	(4)	1,750	2,259
Alvord CA Unified School District GO	5.000%	8/1/32	(4)	1,405	1,794
Anaheim CA City School District GO	0.000%	8/1/27	(14)	11,075	10,181
Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/30		500	599
Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/31		500	597
Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/32		1,485	1,763
Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/33		815	965

30

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/34		800	945
Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/35		1,155	1,360
Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/36		1,830	2,151
Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/36		2,495	2,933
Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/37		1,250	1,467
Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/37		1,000	1,173
Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/38		2,860	3,356
Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/39		1,300	1,524
Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/39		645	756
Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/40		1,000	1,171
Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/40		2,385	2,793
Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/45		1,910	2,226
Anaheim CA Housing & Public Improvements Authority Revenue	5.000%	10/1/45		4,675	5,449
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21		1,000	1,063
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21		3,815	4,057
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21	(Prere.)	830	881
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21	(Prere.)	1,125	1,194
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/22		2,370	2,617
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/23		3,250	3,656
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/24		1,175	1,392
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/24		4,100	4,598
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/25		5,280	5,911

31

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/26		3,175	3,975
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/26		5,290	5,918
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/27		2,035	2,614
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/28		4,035	4,502
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/31		11,000	12,201
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/32		9,755	10,791
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/33		3,305	3,648
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/34		7,390	8,146
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/35		2,500	2,751
Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/21	(Prere.)	300	319
Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/21	(Prere.)	300	319
Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/21	(Prere.)	765	815
Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/21	(Prere.)	505	538
Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/21	(Prere.)	500	532
Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/45		175	207
Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/22		500	537
Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/23		655	724
Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/24		375	424
Anaheim CA Public Financing Authority Lease Revenue	5.000%	5/1/27		1,350	1,504
Anaheim CA Public Financing Authority Lease Revenue	0.000%	9/1/30	(4)	1,070	902
Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/30	(15)	3,000	3,663
Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/31	(15)	2,265	2,746

32

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/32	(15)	2,070	2,490
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	5/1/33		2,950	3,210
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/34	(15)	2,000	2,308
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/35	(15)	6,500	7,473
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/36	(15)	15,500	17,757
	Anaheim CA Public Financing Authority Lease Revenue	5.000%	5/1/39		4,870	5,229
	Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	4/1/21	(Prere.)	5,585	5,822
	Anaheim CA Public Financing Authority Revenue (Electric System)	4.000%	10/1/31		12,000	12,738
[1]	Anaheim CA Public Financing Authority TOB VRDO	0.200%	6/5/20		3,000	3,000
	Anaheim CA Redevelopment Agency Successor Agency Tax Allocation	5.000%	2/1/29		1,300	1,617
	Antelope Valley CA Community College District GO	4.000%	8/1/35		350	426
	Antelope Valley CA Community College District GO	4.000%	8/1/37		350	423
	Antelope Valley CA Community College District GO	4.000%	8/1/38		1,400	1,685
	Antelope Valley CA Community College District GO	4.000%	8/1/39		1,460	1,751
	Antelope Valley CA Community College District GO	4.000%	8/1/40		1,020	1,221
[1]	Antioch CA Unified School District TOB VRDO	0.240%	6/5/20	LOC	10,230	10,230
	Arcadia CA Unified School District GO	4.000%	8/1/28		2,125	2,555
	Arcadia CA Unified School District GO	4.000%	8/1/29		2,675	3,204
	Azusa CA Unified School District GO	5.000%	8/1/22	(Prere.)	500	552
	Azusa CA Unified School District GO	5.000%	8/1/22	(Prere.)	500	552
	Azusa CA Unified School District GO	5.000%	8/1/22	(Prere.)	515	569
	Azusa CA Unified School District GO	5.000%	8/1/22	(Prere.)	600	663
	Azusa CA Unified School District GO	5.000%	8/1/22	(Prere.)	950	1,049
	Azusa CA Unified School District GO	5.000%	8/1/22	(Prere.)	1,055	1,165
	Azusa CA Unified School District GO	5.000%	8/1/22	(Prere.)	1,165	1,286
	Azusa CA Unified School District GO	5.000%	8/1/22	(Prere.)	1,000	1,104
	Azusa CA Unified School District GO	5.000%	8/1/22	(Prere.)	650	718
	Azusa CA Unified School District GO	4.000%	8/1/31	(4)	4,045	4,717
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/22	(Prere.)	4,000	4,276
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/22	(Prere.)	6,300	6,850
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/22	(Prere.)	5,030	5,469
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/22	(Prere.)	7,100	7,720
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	5,000	5,674

33

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	7,850	8,908
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	7,645	8,676
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/30		13,510	15,767
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/31		2,330	2,705
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/35		22,770	25,873
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	3.250%	4/1/36		2,000	2,155
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/37		33,800	38,036
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/38		11,690	13,081
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21		30,755	30,863
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.250%	4/1/22		10,250	10,439
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/24		33,140	33,905
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.125%	4/1/25		50,185	51,753
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25		19,350	20,542
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26		20,250	21,430
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26		2,325	2,499
	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	4.000%	4/1/32		895	1,032
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, 70% of 3M USD LIBOR + 0.550%	1.550%	4/1/21		25,000	24,849
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.700%	0.840%	4/1/21		20,500	20,449
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.040%	5/1/23		19,000	18,896
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 0.900%	1.040%	5/1/23		4,350	4,326
[2]	Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.240%	4/1/24		6,100	6,076
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/24	(4)	300	359

34

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value*
		Coupon	Date		($000)	($000)
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/26	(4)	685	866
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/28	(4)	1,000	1,255
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/29	(4)	800	1,000
	Beaumont CA Public Improvement Wastewater Revenue	3.000%	9/1/31	(4)	1,100	1,226
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/32	(4)	1,460	1,816
	Beaumont CA Public Improvement Wastewater Revenue	3.250%	9/1/34	(4)	1,000	1,103
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/35	(4)	835	1,034
	Beaumont CA Public Improvement Wastewater Revenue	3.375%	9/1/36	(4)	1,600	1,757
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/37	(4)	1,350	1,664
	Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/38	(4)	1,350	1,660
[3]	Berkeley CA GO (Neighborhood Branch Library Improvement Project)	3.000%	9/1/34		415	455
[3]	Berkeley CA GO (Neighborhood Branch Library Improvement Project)	3.000%	9/1/36		610	661
	Beverly Hills CA Unified School District GO	0.000%	8/1/30		500	432
	Beverly Hills CA Unified School District GO	0.000%	8/1/32		5,000	4,066
	Beverly Hills CA Unified School District GO	3.000%	8/1/38		2,500	2,669
	Beverly Hills CA Unified School District GO	3.000%	8/1/40		2,500	2,658
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	5.000%	8/1/21		5,500	5,783
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	5.000%	8/1/24		5,110	5,791
	Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project AB)	0.000%	8/1/29	(2)	3,065	2,664
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/24	(4)	1,000	1,164
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/25	(4)	1,445	1,681
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/26	(4)	2,000	2,326
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/27	(4)	2,375	2,760
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/29	(4)	1,240	1,438
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/30	(4)	750	869
	Brentwood CA Infrastructure Financing Authority Water Revenue	5.000%	7/1/23		400	452
	Brentwood CA Infrastructure Financing Authority Water Revenue	5.000%	7/1/24		510	596

35

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value*
		Coupon	Date		($000)	($000)
	Brentwood CA Infrastructure Financing Authority Water Revenue	5.000%	7/1/25		510	595
	Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/30		1,700	1,877
	Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/31		1,980	2,182
	Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/32		2,085	2,293
	Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/33		2,165	2,375
	Brentwood CA Infrastructure Financing Authority Water Revenue	4.000%	7/1/34		2,210	2,422
	Burbank CA Redevelopment Agency Tax Allocation Revenue	5.000%	12/1/21	(15)	1,350	1,437
	Burbank CA Unified School District GO	0.000%	8/1/20	(14)	3,835	3,833
[4]	Burbank CA Unified School District GO, 4.500% coupon rate effective 8/1/2023	0.000%	8/1/32		3,680	3,830
	Burlingame CA Financing Authority Lease Revenue (Community Center Project)	5.000%	7/1/41		1,290	1,618
[1]	CA Statewide Communities Development Authority (John Muir Health) TOB VRDO	0.290%	6/5/20		4,875	4,875
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/21		515	528
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/22		1,455	1,529
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/23		525	547
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/24		535	563
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/25		690	731
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/28		1,635	1,755
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/30		940	997
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/32		875	916
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/33		960	999
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/34		800	830
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/36		1,600	1,650

36

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value*
	Coupon	Date		($000)	($000)
California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.000%	5/1/38		1,500	1,538
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/21		1,300	1,327
California County CA Tobacco Securitization Agency Revenue	5.250%	6/1/21		3,125	3,127
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/22		1,200	1,247
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/23		2,400	2,532
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/24		3,840	4,100
California Department of Veterans Affairs Home Purchase Revenue	3.500%	12/1/45		3,260	3,446
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22		19,135	20,893
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/20	(ETM)	30	31
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/20		1,220	1,250
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	1,850	1,897
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	25	26
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	30	31
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	30	31
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	970	995
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	1,120	1,149
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	1,155	1,184
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	2,905	2,979
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	3,355	3,441
California Department of Water Resources Water System Revenue (Central Valley Project)	5.250%	12/1/20	(Prere.)	3,455	3,543

37

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value*
	Coupon	Date		($000)	($000)
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(ETM)	1,045	1,120
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21		4,600	4,936
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21		2,475	2,656
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(Prere.)	3,320	3,554
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(Prere.)	3,500	3,747
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(Prere.)	2,720	2,918
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21	(Prere.)	3,410	3,658
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/21		3,665	3,932
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22	(ETM)	1,105	1,235
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22	(Prere.)	505	564
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22		4,895	5,483
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/22		3,250	3,641
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23	(ETM)	55	64
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23		1,450	1,691
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(ETM)	30	36
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	5	6
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	10	12
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24		2,415	2,923

38

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value*
	Coupon	Date	($000)	($000)
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/25	3,060	3,822
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/26	2,045	2,470
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/26	3,010	3,866
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27	4,075	4,917
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27	2,985	3,939
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28	30	32
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29	7,750	8,653
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29	30	32
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/34	560	710
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/35	1,130	1,426
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/20	225	228
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/21	195	203
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/22	935	987
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/23	200	214
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/24	650	707
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/25	460	505
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/26	1,460	1,612
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/27	940	1,043
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/28	715	798
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/29	690	767
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/30	930	1,027
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/31	1,330	1,458

39

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value*
	Coupon	Date		($000)	($000)
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/32		1,420	1,546
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/34		1,210	1,304
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/35		1,335	1,434
California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/37		1,765	1,884
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/21		800	818
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/22		1,215	1,287
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/23		1,800	1,963
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/24		1,900	2,133
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/25		1,035	1,193
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/26		1,020	1,257
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/30		1,765	2,153
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/31		1,925	2,338
California Educational Facilities Authority Revenue (Claremont McKenna College)	5.000%	1/1/32		2,000	2,418
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/33		3,590	4,095
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/34		3,350	3,798
California Educational Facilities Authority Revenue (College of Arts)	5.000%	6/1/20	(ETM)	790	790
California Educational Facilities Authority Revenue (College of Arts)	5.000%	6/1/22	(Prere.)	1,195	1,305
California Educational Facilities Authority Revenue (College of Arts)	5.000%	6/1/22	(Prere.)	380	415
California Educational Facilities Authority Revenue (College of Arts)	5.250%	6/1/22	(Prere.)	1,150	1,262
California Educational Facilities Authority Revenue (Loma Linda University)	5.000%	4/1/33		575	642
California Educational Facilities Authority Revenue (Loma Linda University)	5.000%	4/1/34		625	696
California Educational Facilities Authority Revenue (Loyola Marymount University)	0.000%	10/1/36	(14)	4,585	3,120
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/24		180	208
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/25		110	130
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/26		110	133
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/28		300	373
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/31		850	1,026

40

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value*
	Coupon	Date		($000)	($000)
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/32		445	533
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/37		885	1,040
California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/38		620	726
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/21		145	154
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/22		125	138
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/23		130	149
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/24		340	404
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/26		260	318
California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/27		250	305
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/30		485	610
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/31		1,030	1,232
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/31		555	694
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/32		1,000	1,194
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/33		1,545	1,842
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/33		775	959
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/34		2,625	3,126
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/34		905	1,116
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/35		3,180	3,779
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/35		430	528
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/36		1,120	1,371
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/37		530	647
California Educational Facilities Authority Revenue (University of Southern California)	5.000%	10/1/25	(ETM)	5,125	6,392
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/20		1,770	1,798
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/21		2,100	2,212
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/22		2,130	2,314
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/23		1,870	2,092
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/24		2,500	2,872

41

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value*
	Coupon	Date	($000)	($000)
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/25	2,365	2,778
California GO	5.000%	2/1/21	2,010	2,073
California GO	5.000%	9/1/21	1,310	1,387
California GO	5.000%	9/1/21	4,300	4,552
California GO	5.000%	10/1/21	2,575	2,736
California GO	5.000%	11/1/21	2,930	3,125
California GO	5.000%	2/1/22	1,220	1,315
California GO	5.000%	2/1/22	8,320	8,970
California GO	5.000%	4/1/22	38,925	42,262
California GO	5.000%	9/1/22	12,920	14,273
California GO	5.250%	9/1/22	6,005	6,668
California GO	5.000%	11/1/22	31,890	35,469
California GO	5.000%	2/1/23	5,240	5,886
California GO	5.000%	2/1/23	15,925	17,157
California GO	5.000%	8/1/23	11,160	12,781
California GO	5.000%	8/1/23	3,350	3,837
California GO	5.000%	9/1/23	7,110	7,846
California GO	5.000%	9/1/23	10,175	11,689
California GO	5.250%	9/1/23	2,550	2,705
California GO	5.000%	10/1/23	12,595	14,515
California GO	5.000%	10/1/23	3,325	3,832
California GO	5.000%	10/1/23	1,305	1,504
California GO	5.000%	10/1/23	16,135	18,594
California GO	5.000%	10/1/23	6,770	7,802
California GO	5.000%	11/1/23	20,000	23,120
California GO	5.000%	11/1/23	2,280	2,636
California GO	5.000%	12/1/23	2,550	2,957
California GO	5.000%	2/1/24	11,215	12,579
California GO	5.000%	4/1/24	2,500	2,934
California GO	5.000%	4/1/24	21,415	25,133
California GO	5.000%	8/1/24	1,025	1,217
California GO	5.000%	8/1/24	1,510	1,793
California GO	5.000%	9/1/24	1,150	1,369
California GO	5.000%	9/1/24	10,000	11,021
California GO	5.000%	9/1/24	5,000	5,953
California GO	4.000%	10/1/24	8,000	9,209
California GO	5.000%	10/1/24	8,725	10,418
California GO	5.000%	10/1/24	6,645	7,934
California GO	5.000%	10/1/24	10,000	11,940
California GO	5.000%	11/1/24	2,255	2,700
California GO	5.000%	12/1/24	5,000	5,784
California GO	5.000%	12/1/24	30,875	35,719
California GO	5.000%	2/1/25	12,900	13,874
California GO	5.500%	2/1/25	8,575	10,549
California GO	4.000%	3/1/25	1,485	1,728
California GO	5.000%	3/1/25	1,735	2,100
California GO	5.000%	4/1/25	38,625	46,878
California GO	5.000%	8/1/25	150	184
California GO	5.000%	8/1/25	1,665	2,041
California GO	5.000%	8/1/25	10,185	12,488
California GO	5.000%	8/1/25	12,430	15,240
California GO	5.000%	9/1/25	2,190	2,504
California GO	5.000%	9/1/25	4,895	6,016

42

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value*
	Coupon	Date	($000)	($000)
California GO	5.000%	9/1/25	2,185	2,405
California GO	4.000%	10/1/25	100	118
California GO	5.000%	10/1/25	2,045	2,519
California GO	5.000%	10/1/25	7,000	8,624
California GO	5.000%	10/1/25	345	411
California GO	5.000%	10/1/25	13,865	15,594
California GO	5.000%	11/1/25	1,520	1,549
California GO	5.000%	11/1/25	14,205	16,980
California GO	5.000%	11/1/25	12,345	15,245
California GO	5.000%	3/1/26	9,230	11,148
California GO	5.000%	4/1/26	2,120	2,651
California GO	5.000%	4/1/26	5,000	6,253
California GO	5.000%	8/1/26	20,695	26,122
California GO	5.000%	8/1/26	21,110	26,646
California GO	5.000%	8/1/26	20,000	25,245
California GO	5.000%	8/1/26	15,300	19,312
California GO	5.000%	9/1/26	5,540	7,009
California GO	5.000%	9/1/26	720	911
California GO	5.000%	9/1/26	100	127
California GO	5.000%	10/1/26	1,270	1,611
California GO	5.000%	10/1/26	16,445	20,856
California GO	5.000%	10/1/26	10,085	12,483
California GO	4.000%	11/1/26	2,540	3,070
California GO	5.000%	11/1/26	9,160	11,644
California GO	5.000%	11/1/26	4,705	5,981
California GO	3.500%	8/1/27	26,345	31,270
California GO	5.000%	8/1/27	20,515	25,773
California GO	5.000%	8/1/27	3,160	3,856
California GO	5.000%	8/1/27	225	291
California GO	5.000%	10/1/27	13,845	17,956
California GO	5.000%	10/1/27	13,915	15,574
California GO	5.000%	10/1/27	8,280	10,285
California GO	5.250%	10/1/27	5,000	5,317
California GO	5.000%	11/1/27	25,000	32,496
California GO	5.000%	11/1/27	100	130
California GO	5.000%	11/1/27	5,175	6,727
California GO	5.000%	8/1/28	6,510	7,922
California GO	5.000%	8/1/28	20,355	26,184
California GO	5.000%	8/1/28	1,905	2,385
California GO	4.000%	9/1/28	7,000	8,341
California GO	5.000%	9/1/28	17,715	22,234
California GO	5.250%	9/1/28	6,000	6,354
California GO	5.000%	10/1/28	1,925	2,550
California GO	5.000%	11/1/28	12,375	16,020
California GO	5.250%	2/1/29	2,790	3,008
California GO	4.000%	3/1/29	4,185	5,237
California GO	5.000%	5/1/29	17,945	20,925
California GO	5.000%	8/1/29	7,195	8,972
California GO	5.000%	8/1/29	44,340	55,292
California GO	5.000%	9/1/29	9,425	11,779
California GO	5.000%	9/1/29	1,395	1,743
California GO	5.000%	9/1/29	6,000	6,345
California GO	5.000%	10/1/29	19,290	21,516
California GO	5.000%	10/1/29	18,695	23,052

43

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California GO	5.000%	10/1/29		7,855	10,375
California GO	5.000%	11/1/29		5,000	5,694
California GO	4.500%	12/1/29		2,525	2,916
California GO	5.000%	3/1/30		250	299
California GO	5.000%	5/1/30		13,870	16,121
California GO	5.000%	8/1/30		19,935	24,739
California GO	5.000%	8/1/30		6,555	8,135
California GO	5.000%	9/1/30		9,180	11,113
California GO	5.000%	9/1/30		1,000	1,057
California GO	5.250%	9/1/30		5,000	5,706
California GO	5.000%	10/1/30		1,935	2,603
California GO	5.000%	10/1/30		5,800	6,830
California GO	4.000%	11/1/30		14,470	17,250
California GO	5.000%	11/1/30		9,070	11,637
California GO	5.000%	12/1/30		3,760	4,289
California GO	5.000%	4/1/31		16,445	22,788
California GO	5.000%	5/1/31		13,010	15,083
California GO	5.000%	8/1/31		10,015	11,881
California GO	5.000%	8/1/31		22,300	27,581
California GO	5.250%	8/1/31		5,755	7,040
California GO	5.000%	9/1/31		5,655	7,008
California GO	5.000%	10/1/31		1,100	1,469
California GO	5.000%	10/1/31		5,500	6,463
California GO	4.000%	11/1/31		15,000	17,829
California GO	5.000%	11/1/31		1,705	2,178
California GO	5.000%	12/1/31		6,500	7,616
California GO	5.000%	12/1/31		6,000	6,825
California GO	5.000%	2/1/32		2,540	2,716
California GO	5.000%	3/1/32		1,000	1,344
California GO	5.000%	4/1/32		15,025	21,073
California GO	4.000%	8/1/32		545	631
California GO	5.000%	8/1/32		5,000	6,000
California GO	5.250%	8/1/32		2,025	2,467
California GO	5.250%	8/1/32	(4)	23,495	33,209
California GO	5.000%	9/1/32		15,110	18,654
California GO	5.000%	10/1/32		23,535	27,570
California GO	4.000%	11/1/32		12,175	14,379
California GO	5.000%	2/1/33		1,760	1,940
California GO	5.000%	2/1/33		1,750	1,871
California GO	5.000%	3/1/33		4,395	5,204
California GO	5.000%	3/1/33		2,500	3,334
California GO	5.000%	4/1/33		13,000	14,967
California GO	5.000%	4/1/33		180	235
California GO	4.000%	8/1/33		15,090	17,392
California GO	5.000%	8/1/33		1,500	1,747
California GO	5.000%	8/1/33		1,270	1,559
California GO	5.000%	9/1/33		25,075	30,843
California GO	5.000%	9/1/33		3,830	4,302
California GO	3.000%	10/1/33		2,150	2,364
California GO	5.000%	10/1/33		7,000	8,045
California GO	4.000%	11/1/33		12,500	14,696
California GO	5.000%	12/1/33		3,120	3,631
California GO	5.000%	3/1/34		4,405	5,849
California GO	5.000%	3/1/34		4,000	5,311

44

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California GO	4.000%	8/1/34		18,035	20,734
	California GO	5.000%	8/1/34		1,575	1,883
	California GO	5.000%	8/1/34		5,160	6,465
	California GO	4.000%	9/1/34		26,130	30,081
	California GO	4.000%	9/1/34		4,725	5,440
	California GO	5.000%	9/1/34		21,075	25,855
	California GO	3.000%	10/1/34		4,150	4,545
	California GO	5.000%	10/1/34		9,200	10,722
	California GO	4.000%	11/1/34		10,895	12,767
	California GO	5.000%	4/1/35		40,260	46,156
	California GO	5.000%	8/1/35		10,000	11,934
	California GO	5.000%	8/1/35		9,015	10,999
	California GO	4.000%	9/1/35		3,390	3,889
	California GO	5.000%	9/1/35		9,885	12,085
	California GO	3.000%	10/1/35		9,185	10,007
	California GO	5.000%	10/1/35		17,500	21,150
	California GO	5.000%	11/1/35		3,810	4,781
	California GO	5.000%	11/1/35		1,000	1,255
	California GO	5.000%	4/1/36		16,375	18,727
	California GO	5.000%	4/1/36		140	180
	California GO	5.000%	9/1/36		10,705	13,047
	California GO	3.000%	10/1/36		9,000	9,761
	California GO	4.000%	11/1/36		1,900	2,209
	California GO	5.000%	11/1/36		4,180	5,227
	California GO	4.000%	3/1/37		10,000	12,076
	California GO	5.000%	4/1/37		21,895	25,004
	California GO	4.000%	9/1/37		350	369
	California GO	3.000%	10/1/37		8,250	8,914
	California GO	4.000%	10/1/37		11,565	13,854
	California GO	5.000%	11/1/37		7,000	8,942
	California GO	5.000%	11/1/37		10,050	12,532
	California GO	3.700%	12/1/37		3,370	3,823
	California GO	4.000%	3/1/38		12,500	15,016
	California GO	5.000%	4/1/38		10,115	11,531
	California GO	4.000%	10/1/39		18,125	21,565
	California GO	5.000%	11/1/39		6,250	7,942
	California GO	4.000%	3/1/40		5,000	5,963
	California GO PUT	4.000%	12/1/21		21,905	22,669
[1]	California GO TOB VRDO	0.080%	6/1/20		5,300	5,300
[1]	California GO TOB VRDO	0.120%	6/5/20		1,875	1,875
	California GO VRDO	0.060%	6/1/20	LOC	7,750	7,750
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/22		1,200	1,278
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/23		1,810	1,952
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/24		3,325	3,669
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/25		3,025	3,406
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/25		5,700	6,274
	California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/26		2,190	2,498

45

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/26	2,000	2,191
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/27	4,105	4,618
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/28	1,240	1,387
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/28	5,000	5,322
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/31	2,130	2,334
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/32	2,390	2,599
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33	24,640	25,723
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33	5,540	5,980
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/34	3,000	3,229
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/35	3,200	3,434
California Health Facilities Financing Authority Revenue (Adventist Health System/West) PUT	3.000%	3/1/24	11,965	12,437
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/21	3,830	3,921
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/22	8,135	8,341
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/23	1,605	1,646
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/25	19,820	19,881
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27	7,500	7,682
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/20	2,130	2,150
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/21	2,015	2,126
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/25	135	164
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/26	6,980	8,394
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/29	7,250	8,594
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/30	1,200	1,416
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/31	1,760	2,068
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/34	1,000	1,173
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/35	14,100	15,505
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/36	12,500	13,740

46

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/22	3,500	3,821
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/23	1,420	1,548
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/24	7,410	8,062
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27	4,000	4,313
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	8,790	9,424
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/32	365	427
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/33	620	717
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	4.000%	8/15/34	820	892
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/35	3,650	4,178
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/36	4,100	4,677
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/37	1,335	1,519
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.000%	11/1/28	700	913
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	4.000%	11/1/29	1,000	1,242
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.000%	11/1/30	1,000	1,321
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.000%	11/1/31	1,000	1,311
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.000%	11/1/31	2,000	2,113
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.000%	11/1/33	1,310	1,695
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.000%	11/1/34	1,200	1,547
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	4.000%	11/1/35	240	287
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	4.000%	11/1/36	150	179
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	4.000%	11/1/37	270	320

47

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	4.000%	11/1/38	365	432
	California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/21	450	472
	California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/22	875	953
	California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/23	760	833
	California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/25	310	340
	California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/26	805	882
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	4.000%	11/15/20	750	763
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/21	1,455	1,557
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/23	1,520	1,669
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/24	1,700	1,863
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/25	2,525	2,759
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/27	500	579
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/27	2,000	2,177
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/28	575	664
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/29	1,750	2,015
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/30	1,500	1,721
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/31	875	998
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/32	12,500	13,455
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/34	700	792
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/35	800	902
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/35	4,020	4,309
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/36	1,255	1,412
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/37	800	899
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/38	1,185	1,329
	California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/39	750	840
[1]	California Health Facilities Financing Authority Revenue (City of Hope Medical Center) TOB VRDO	0.240%	6/5/20	16,000	16,000

48

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/27		1,250	1,547
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/28		3,000	3,495
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/29		1,000	1,162
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/30		2,205	2,552
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/30		1,500	1,822
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/31		5,930	6,824
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/32		2,610	2,991
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/33		3,295	3,761
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/33		3,105	3,700
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/34		3,310	3,769
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/34		2,510	2,981
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/35		4,020	4,548
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/35		3,500	4,144
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/36		3,000	3,539
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/38		25,310	28,370
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22		5,000	5,497
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/22		40,000	43,979
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29		24,675	31,912
[1]	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	0.080%	6/1/20		11,500	11,500
[1]	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	0.240%	6/5/20	LOC	7,435	7,435
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/21		505	534
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/21		950	1,005
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/22		365	398
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/22		560	610

49

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/23	340	383
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/29	1,550	1,774
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/30	1,680	2,002
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/31	1,300	1,539
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/32	1,780	2,092
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/33	1,610	1,884
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	4.000%	8/15/34	1,500	1,611
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	11/15/34	400	478
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	11/15/35	550	655
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	11/15/36	1,050	1,246
[1]	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	0.140%	6/5/20	11,395	11,395
[1]	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	0.140%	6/5/20	2,060	2,060
[1]	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	0.170%	6/5/20	23	22
[1]	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford) TOB VRDO	0.170%	6/5/20	4,000	4,000
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/24	850	1,008
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/25	425	511
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/26	775	933
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/20	1,845	1,869
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/21	1,095	1,151
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/21	1,055	1,123

50

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Memorial Health Services)	4.000%	10/1/22	2,250	2,428
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/22	2,450	2,700
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/24	5,000	5,493
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/25	5,000	5,480
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/20	300	301
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/21	465	489
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/22	175	191
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/24	370	432
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/25	500	601
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/26	750	899
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/28	880	1,049
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/29	855	1,015
California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/31	870	1,025
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/25	2,610	3,071
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/26	2,700	3,162
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/28	1,840	2,149
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/30	4,000	4,640
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/31	5,000	5,767
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/33	5,045	5,791
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/34	5,650	6,460
California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	5.000%	10/1/30	2,015	2,426

51

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	5.000%	10/1/31		2,200	2,635
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/34		2,250	2,507
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/35		8,010	8,894
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/36		3,425	3,791
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	1.250%	10/1/20		14,405	14,447
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24		500	561
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	2.000%	10/1/25		16,000	16,647
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25		59,250	70,794
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/27		25,895	32,006
	California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.000%	8/15/20		500	505
	California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.500%	8/15/26		6,150	6,484
	California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.000%	8/15/31		2,865	3,001
	California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/25		760	805
	California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/27		860	907
	California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/28		1,175	1,238
	California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/32		1,000	1,045
	California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/28		100	112
	California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/29		4,995	5,610
	California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/33		6,690	7,402
	California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20		12,500	12,714
[1]	California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group) TOB VRDO	0.290%	6/5/20		15,500	15,500
	California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.250%	11/15/20	(Prere.)	2,000	2,046

52

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Stanford Hospital)	4.000%	8/15/21	2,250	2,354
California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/23	1,855	2,032
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/20	2,200	2,220
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/21	1,320	1,390
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/21	500	532
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/21	3,930	4,182
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/22	1,185	1,247
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/22	200	220
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/22	2,075	2,281
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/23	400	454
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/23	2,500	2,838
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/24	420	490
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/24	1,075	1,255
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/24	2,655	3,099
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/25	485	579
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/25	750	896
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/25	3,555	4,245
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/26	400	476
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/26	1,085	1,325
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/26	2,750	3,358
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/27	1,025	1,217
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/27	1,000	1,248
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/28	540	639
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/28	1,250	1,515
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/28	820	1,005
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/29	875	1,055
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/29	165	201

53

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/30	1,180	1,416
California Health Facilities Financing Authority Revenue (Sutter Health)	5.250%	8/15/31	5,555	5,810
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/31	1,225	1,462
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/31	1,335	1,596
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/32	1,425	1,692
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/32	225	267
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/32	2,910	3,447
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33	3,580	4,234
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33	1,000	1,159
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33	100	118
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/34	4,000	4,717
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/34	275	323
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/35	3,195	3,755
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/35	5,000	5,855
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/35	7,000	8,197
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	3,090	3,620
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	3,625	4,228
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/36	6,725	7,843
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/37	5,100	5,931
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/37	24,295	28,253
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/38	5,000	5,799
California Housing Finance Agency Revenue	4.000%	3/20/33	44,727	45,635
California Housing Finance Agency Revenue	4.250%	1/15/35	6,248	6,462
California Housing Finance Agency Revenue	2.500%	2/1/38	5,233	5,435
California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/20	200	201
California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/21	600	625
California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/22	455	491
California Infrastructure & Economic Development Bank Revenue	4.000%	10/1/22	1,000	1,090

54

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/22	1,785	1,987
California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/23	250	279
California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/23	2,000	2,025
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/23	1,850	2,145
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/23	4,000	4,637
California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/24	610	700
California Infrastructure & Economic Development Bank Revenue	4.000%	8/1/24	525	591
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/24	1,175	1,414
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/24	1,300	1,564
California Infrastructure & Economic Development Bank Revenue	4.000%	8/1/25	570	656
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/25	1,525	1,896
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/25	5,000	6,217
California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/26	800	963
California Infrastructure & Economic Development Bank Revenue	5.000%	8/1/26	510	626
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/26	1,510	1,933
California Infrastructure & Economic Development Bank Revenue	5.000%	2/1/27	1,505	1,664
California Infrastructure & Economic Development Bank Revenue	5.000%	7/1/27	1,775	2,127
California Infrastructure & Economic Development Bank Revenue	5.000%	8/1/27	600	754
California Infrastructure & Economic Development Bank Revenue	5.000%	8/1/28	425	546
California Infrastructure & Economic Development Bank Revenue	4.000%	7/1/29	985	1,100
California Infrastructure & Economic Development Bank Revenue	5.000%	8/1/29	1,710	2,239
California Infrastructure & Economic Development Bank Revenue	5.000%	8/1/31	1,550	2,009
California Infrastructure & Economic Development Bank Revenue	5.000%	8/1/32	1,800	2,315
California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/32	125	144
California Infrastructure & Economic Development Bank Revenue	5.000%	8/1/34	650	827
California Infrastructure & Economic Development Bank Revenue	5.000%	8/1/35	1,000	1,266
California Infrastructure & Economic Development Bank Revenue	5.000%	8/1/36	2,500	3,150

55

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Infrastructure & Economic Development Bank Revenue	5.000%	8/1/37	1,360	1,708
	California Infrastructure & Economic Development Bank Revenue	5.000%	8/1/38	1,250	1,562
	California Infrastructure & Economic Development Bank Revenue	5.000%	8/1/39	2,460	3,066
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/21	810	865
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/29	1,500	1,695
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/34	1,335	1,499
[2]	California Infrastructure & Economic Development Bank Revenue (California Academy of Sciences) PUT, 70% of 1M USD LIBOR + 0.380%	0.502%	8/1/21	8,160	8,005
	California Infrastructure & Economic Development Bank Revenue (Independent System Operator Corp. Project)	5.000%	2/1/34	18,770	20,536
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/26	860	1,039
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/27	840	1,013
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/28	595	716
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/29	1,000	1,200
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	4.000%	9/1/31	1,760	1,965
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	5.000%	9/1/32	2,515	2,980
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	4.000%	9/1/34	715	784
	California Infrastructure & Economic Development Bank Revenue (Salvation Army Western Territory)	4.000%	9/1/35	750	820
	California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/28	1,105	1,381

56

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/29	740	922
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/30	1,095	1,355
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/31	1,225	1,508
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/32	1,140	1,398
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/33	1,110	1,359
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	5.000%	5/15/34	2,850	3,481
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/21	1,000	1,036
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/22	1,500	1,609
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/23	1,150	1,273
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/24	1,300	1,481
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/25	1,365	1,596
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/26	1,430	1,706
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/26	1,245	1,485
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/27	1,500	1,804
California Infrastructure & Economic Development Bank Revenue (Segerstrom Center for the Arts Project)	5.000%	1/1/25	11,205	11,405
California Infrastructure & Economic Development Bank Revenue (University of California)	5.000%	5/15/37	2,500	3,109
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/20	865	869
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/21	900	925

57

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/21	1,130	1,177
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/22	690	724
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/22	325	349
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/23	150	165
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/23	400	441
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/24	1,025	1,150
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/26	1,130	1,312
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/30	1,000	1,102
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	5.000%	8/15/31	600	691
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/37	1,000	1,046
California Municipal Finance Authority Multifamily Housing Revenue (Park Western Housing LP)	2.650%	8/1/36	13,652	14,365
California Municipal Finance Authority Recovery Zone Revenue (Chevron USA Inc. Project) VRDO	0.040%	6/1/20	27,345	27,345
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/24	1,610	1,900
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/26	5,370	6,503
California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/31	3,955	4,505
California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/32	4,220	4,783
California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/33	4,390	4,960
California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/40	4,000	4,432

58

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/21	1,300	1,319
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/22	1,000	1,030
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/23	1,285	1,339
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/24	1,325	1,393
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/25	1,180	1,249
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/35	3,530	3,561
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/21	375	389
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/22	270	288
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/23	375	408
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/24	375	415
California Municipal Finance Authority Revenue (Biola University)	4.000%	10/1/25	100	104
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/25	305	342
California Municipal Finance Authority Revenue (Biola University)	4.000%	10/1/26	375	387
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/29	660	705
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/29	810	908
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/30	585	650
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/30	500	531
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/31	2,140	2,366
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/32	1,190	1,306
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/34	570	620
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/35	1,100	1,194
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/36	645	697
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/21	195	203
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/23	340	370
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/24	275	304
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/25	275	309
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/26	300	340

59

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/27	900	1,029
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/28	900	1,043
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/29	450	517
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/30	225	256
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/31	225	254
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/33	450	502
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/35	225	248
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/37	300	329
California Municipal Finance Authority Revenue (Channing House Project)	5.000%	5/15/32	505	604
California Municipal Finance Authority Revenue (Channing House Project)	5.000%	5/15/37	250	296
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/21	1,000	1,025
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/21	2,200	2,256
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/22	1,000	1,063
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/22	500	531
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/23	1,000	1,099
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/23	835	918
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/24	500	566
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/24	3,435	3,892
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/25	650	752
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/25	1,700	1,966
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/26	700	807

60

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/26		2,200	2,593
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/27		600	689
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/27		1,500	1,798
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/28		750	856
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/28		1,000	1,184
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/29		1,895	2,155
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/31		3,470	3,902
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/32		3,655	4,093
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/32		3,620	4,202
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/33		3,835	4,278
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/33		3,225	3,723
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/34		4,035	4,490
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/34		4,250	4,890
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/35		4,000	4,440
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/35		4,675	5,362
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/36		2,000	2,286
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/37		1,700	1,937
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.125%	7/1/20	(Prere.)	2,150	2,159

61

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/24	1,000	1,138
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/25	2,350	2,732
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/25	1,490	1,732
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/27	700	840
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/28	1,365	1,628
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/29	1,520	1,804
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/30	1,000	1,181
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/30	770	909
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,174
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/31	1,000	1,174
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/32	900	1,050
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/33	1,500	1,732
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/33	1,030	1,189
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/34	1,575	1,814
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/35	2,000	2,286
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/35	1,745	1,995
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/36	1,800	2,050
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/36	1,900	2,164
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/37	1,510	1,715
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/25	650	712
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/26	1,975	2,189
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/27	1,170	1,308
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/28	755	852
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/29	500	562
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/30	600	671
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/31	1,020	1,133
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/32	855	944

62

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/33	700	768
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/34	1,100	1,202
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/36	1,935	2,104
California Municipal Finance Authority Revenue (Emerson College)	5.000%	1/1/37	1,000	1,084
California Municipal Finance Authority Revenue (Healthright 360)	5.000%	11/1/29	1,175	1,299
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/26	630	781
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,191
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,797
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,718
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,802
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	4.000%	11/1/22	1,000	1,047
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	4.000%	11/1/23	2,465	2,618
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/23	1,000	1,095
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/24	1,825	2,036
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/24	1,000	1,115
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,132
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/25	1,000	1,132
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,144
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/26	1,000	1,144
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/27	3,820	4,338
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/27	1,000	1,159
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/28	1,500	1,697
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/28	3,500	4,106
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/29	1,250	1,439
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/30	1,600	1,794
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/31	1,660	1,887
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/36	8,960	9,970

63

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Municipal Finance Authority Revenue (Pomona College)	5.000%	1/1/32		1,185	1,524
California Municipal Finance Authority Revenue (Pomona College)	5.000%	1/1/33		510	652
California Municipal Finance Authority Revenue (Pomona College)	4.000%	1/1/37		1,400	1,632
California Municipal Finance Authority Revenue (Pomona College)	4.000%	1/1/38		1,835	2,133
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/24		425	454
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/25		400	432
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/26		475	519
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/27		650	714
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/28		450	498
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/20		300	300
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/21		365	377
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/22		250	266
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/23		625	684
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/24		360	404
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/25		1,000	1,147
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/27		2,565	3,043
California Municipal Finance Authority Revenue (University of San Diego)	5.000%	10/1/36		1,000	1,225
California Municipal Finance Authority Revenue (University of San Diego)	5.000%	10/1/37		600	733
California Municipal Finance Authority Revenue (University of San Diego)	5.000%	10/1/38		1,000	1,217
California Municipal Finance Authority Revenue (University of San Diego)	5.000%	10/1/39		835	1,014
California Municipal Finance Authority Revenue (University of San Diego) PUT	1.750%	8/1/26		6,750	6,961
California Municipal Finance Authority Student Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/35		1,270	1,334
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/22		700	738
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/23	(15)	400	434

64

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/23		1,250	1,347
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/24	(15)	735	814
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/25	(15)	500	564
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/25		2,425	2,701
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/26	(15)	570	654
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/26		2,550	2,874
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/27	(15)	1,000	1,163
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/27		1,925	2,195
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/28	(15)	1,385	1,633
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/29		1,000	1,162
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/29		1,500	1,731
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/30		3,045	3,482
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/31		3,820	4,370
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/31		3,000	3,392
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/32		500	568
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/33		1,450	1,629
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/35		2,265	2,521
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/35		2,000	2,205
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/36		2,530	2,803
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/38		1,265	1,392
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/38		2,300	2,510
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/39		1,470	1,613
California Municipal Finance Authority Water Revenue (San Bernardino Municipal Water Department)	5.000%	8/1/31	(15)	1,455	1,795
California Municipal Finance Authority Water Revenue (San Bernardino Municipal Water Department)	5.000%	8/1/36	(15)	1,805	2,195
California Pollution Control Financing Authority Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	1.300%	2/3/25		9,800	9,556
California Public Works Board Lease Revenue	5.000%	3/1/21		1,800	1,863

65

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue	5.000%	10/1/21	7,620	8,095
California Public Works Board Lease Revenue	5.000%	3/1/22	1,600	1,729
California Public Works Board Lease Revenue	5.000%	10/1/22	5,860	6,493
California Public Works Board Lease Revenue	5.000%	10/1/28	13,840	17,675
California Public Works Board Lease Revenue	5.000%	10/1/29	12,260	15,579
California Public Works Board Lease Revenue	5.000%	3/1/31	1,750	2,346
California Public Works Board Lease Revenue	5.000%	3/1/32	2,390	3,177
California Public Works Board Lease Revenue	5.000%	3/1/33	1,800	2,375
California Public Works Board Lease Revenue	5.000%	11/1/33	3,250	3,957
California Public Works Board Lease Revenue	5.000%	3/1/34	1,370	1,800
California Public Works Board Lease Revenue	5.000%	9/1/34	19,120	21,967
California Public Works Board Lease Revenue	4.000%	3/1/35	675	803
California Public Works Board Lease Revenue	5.000%	3/1/35	2,000	2,616
California Public Works Board Lease Revenue	4.000%	3/1/36	625	740
California Public Works Board Lease Revenue	4.000%	3/1/39	1,000	1,171
California Public Works Board Lease Revenue	4.000%	3/1/40	750	876
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/21	7,680	8,041
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/21	5,945	6,316
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/21	1,425	1,514
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/22	4,440	4,821
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/22	9,425	10,302
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/22	3,230	3,567
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/22	6,250	6,925
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/22	1,500	1,662
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/23	5,295	5,997
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/23	3,285	3,779
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/23	2,350	2,703
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/24	5,560	6,521
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/24	4,330	5,135
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/24	1,955	2,325
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/25	3,140	3,814
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/26	5,775	7,185
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/26	1,700	2,009
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/27	6,435	8,213
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	12/1/27	455	556

66

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/31		5,000	5,831
California Public Works Board Lease Revenue (Department of Corrections)	3.000%	10/1/31	(4)	1,050	1,144
California Public Works Board Lease Revenue (Department of Corrections)	5.750%	10/1/31		6,000	6,402
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/32		5,025	5,838
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/32		5,015	5,872
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/33		5,000	5,793
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/33		3,000	3,504
California Public Works Board Lease Revenue (Department of Corrections)	4.500%	9/1/35		25,000	28,029
California Public Works Board Lease Revenue (Department of Corrections)	3.000%	10/1/36	(4)	3,480	3,664
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/39		15,175	17,271
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/28		5,865	6,601
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/29		9,030	10,135
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/24		400	428
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/25		1,525	1,711
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/25		50	59
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25		1,575	1,690
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/26		1,600	1,790
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27		7,000	7,479
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/28		2,860	3,191
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28		4,980	5,314
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29		2,500	2,783
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/29		5,000	5,331
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/32		3,200	3,536
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/33		1,650	1,819
California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/21	(ETM)	1,650	1,757
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/27		2,635	3,356
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/28		4,000	5,049

67

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/29		5,235	6,576
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/30		2,435	3,043
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/32		2,000	2,471
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/33		500	614
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/34		2,575	3,155
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/20		1,600	1,639
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21	(ETM)	5,400	5,793
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21		2,965	3,173
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21		1,110	1,188
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/22		2,975	3,230
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/22		2,620	2,845
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/22	(Prere.)	3,000	3,325
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/22	(Prere.)	3,000	3,325
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/22		1,600	1,779
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/22		1,195	1,333
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/23		4,180	4,534
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23		2,765	3,131
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/23		1,035	1,150
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/24		2,890	3,389
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/24		10	12
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/24		2,055	2,279
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/25		5,765	7,085
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/25		3,610	3,999
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/26		3,205	3,988
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/26		10,000	12,612
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/27		5,030	6,294
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/27		3,350	4,276

68

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	6,479
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/28	4,625	5,543
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/28	2,630	3,468
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	20,252
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/29	1,175	1,404
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,786
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	17,357
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/30	1,250	1,488
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	5,595	6,463
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/31	1,650	1,817
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/31	7,150	8,236
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	5,642
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/32	11,465	12,600
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/33	4,670	5,386
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/37	5,000	5,352
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/38	915	1,020
California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/22	1,545	1,633
California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/23	800	862
California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/24	450	493
California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/36	2,250	2,371
California School Finance Authority Revenue (Educational Facilities)	5.000%	6/1/40	1,500	1,502
California School Finance Authority Revenue (Granada Hills Charter High School Obligated Group)	4.000%	7/1/23	635	661
California School Finance Authority Revenue (Granada Hills Charter High School Obligated Group)	4.000%	7/1/24	660	693
California School Finance Authority Revenue (Granada Hills Charter High School Obligated Group)	4.000%	7/1/25	685	722
California School Finance Authority Revenue (Granada Hills Charter High School Obligated Group)	4.000%	7/1/26	715	754

69

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California School Finance Authority Revenue (Granada Hills Charter High School Obligated Group)	4.000%	7/1/28	770	804
California School Finance Authority Revenue (Granada Hills Charter High School Obligated Group)	5.000%	7/1/30	835	909
California School Finance Authority Revenue (Granada Hills Charter High School Obligated Group)	5.000%	7/1/32	460	495
California School Finance Authority Revenue (Granada Hills Charter High School Obligated Group)	5.000%	7/1/33	485	519
California School Finance Authority Revenue (Granada Hills Charter High School Obligated Group)	5.000%	7/1/34	510	545
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/21	275	289
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/22	335	352
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/23	345	370
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/24	320	349
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/25	150	165
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/26	150	167
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/27	160	179
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/28	190	214
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/35	1,000	1,058
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/38	2,000	2,154
California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/22	100	106
California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/23	100	108
California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/24	130	143
California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/25	100	112
California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/26	105	118
California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/27	110	125
California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/28	160	183
California School Finance Authority Revenue (Kipp SoCal Public Schools Obligated Group)	5.000%	7/1/29	330	381
California State University Systemwide Revenue	5.000%	11/1/20	1,670	1,704

70

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California State University Systemwide Revenue	5.000%	11/1/21		6,310	6,739
California State University Systemwide Revenue	5.000%	11/1/21	(Prere.)	1,045	1,113
California State University Systemwide Revenue	5.000%	11/1/21	(Prere.)	765	815
California State University Systemwide Revenue	5.000%	11/1/21	(Prere.)	5,740	6,130
California State University Systemwide Revenue	5.000%	11/1/22		1,545	1,721
California State University Systemwide Revenue	5.000%	11/1/22		2,500	2,785
California State University Systemwide Revenue	5.000%	11/1/23		1,500	1,738
California State University Systemwide Revenue	5.000%	11/1/24		2,170	2,315
California State University Systemwide Revenue	5.000%	11/1/24		4,505	5,405
California State University Systemwide Revenue	5.000%	11/1/25		1,265	1,566
California State University Systemwide Revenue	5.000%	11/1/25		1,180	1,461
California State University Systemwide Revenue	5.000%	11/1/25		100	124
California State University Systemwide Revenue	5.000%	11/1/26		1,400	1,781
California State University Systemwide Revenue	5.000%	11/1/27		2,155	2,656
California State University Systemwide Revenue	5.000%	11/1/27		1,500	1,961
California State University Systemwide Revenue	5.000%	11/1/28		2,635	3,241
California State University Systemwide Revenue	5.000%	11/1/28		500	669
California State University Systemwide Revenue	5.000%	11/1/28		5,000	5,960
California State University Systemwide Revenue	4.000%	11/1/29		6,675	7,178
California State University Systemwide Revenue	5.000%	11/1/30		2,920	3,578
California State University Systemwide Revenue	5.000%	11/1/30		1,300	1,606
California State University Systemwide Revenue	5.000%	11/1/30		600	812
California State University Systemwide Revenue	4.000%	11/1/31		10,445	11,180
California State University Systemwide Revenue	5.000%	11/1/31		10,080	12,322
California State University Systemwide Revenue	5.000%	11/1/31		8,350	10,269
California State University Systemwide Revenue	5.000%	11/1/31		400	537
California State University Systemwide Revenue	5.000%	11/1/31		8,900	10,558

71

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State University Systemwide Revenue	4.000%	11/1/32	17,275	18,448
California State University Systemwide Revenue	5.000%	11/1/32	12,995	15,808
California State University Systemwide Revenue	5.000%	11/1/32	5,115	6,258
California State University Systemwide Revenue	5.000%	11/1/32	6,105	7,649
California State University Systemwide Revenue	5.000%	11/1/33	5,775	7,005
California State University Systemwide Revenue	5.000%	11/1/33	10,155	12,385
California State University Systemwide Revenue	5.000%	11/1/33	6,270	7,824
California State University Systemwide Revenue	5.000%	11/1/33	11,980	14,125
California State University Systemwide Revenue	4.000%	11/1/34	10,025	11,408
California State University Systemwide Revenue	5.000%	11/1/34	5,000	6,212
California State University Systemwide Revenue	5.000%	11/1/34	6,175	7,269
California State University Systemwide Revenue	5.000%	11/1/34	8,560	11,030
California State University Systemwide Revenue	4.000%	11/1/35	10,915	12,380
California State University Systemwide Revenue	5.000%	11/1/35	13,205	15,916
California State University Systemwide Revenue	5.000%	11/1/35	8,000	9,903
California State University Systemwide Revenue	5.000%	11/1/35	6,840	8,036
California State University Systemwide Revenue	5.000%	11/1/35	5,000	6,414
California State University Systemwide Revenue	5.000%	11/1/36	3,050	3,687
California State University Systemwide Revenue	5.000%	11/1/36	1,415	1,744
California State University Systemwide Revenue	5.000%	11/1/36	10,535	13,443
California State University Systemwide Revenue	5.000%	11/1/37	3,855	4,738
California State University Systemwide Revenue	5.000%	11/1/37	20,430	22,411
California State University Systemwide Revenue	5.000%	11/1/37	10,465	13,311
California State University Systemwide Revenue	5.000%	11/1/38	5,495	6,969
California State University Systemwide Revenue	5.000%	11/1/39	495	639
California State University Systemwide Revenue	5.000%	11/1/39	2,100	2,452
California State University Systemwide Revenue PUT	4.000%	11/1/21	23,465	24,198

72

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California State University Systemwide Revenue PUT	4.000%	11/1/23		19,435	21,317
California State University Systemwide Revenue PUT	1.600%	11/1/26		27,025	27,830
California Statewide Communities Development Authority (Rady Children’s Hospital) VRDO	0.040%	6/1/20	LOC	4,900	4,900
California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/26		1,070	1,266
California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/27		1,900	2,293
California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/28		3,000	3,670
California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/29		3,140	3,824
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.000%	11/1/24		1,000	1,016
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.000%	11/1/29		1,650	1,671
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.000%	11/1/34		3,700	3,710
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/22		1,500	1,624
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/23		1,535	1,697
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/23		145	160
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/24		1,095	1,248
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/24		200	228
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/25		765	896
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/25		410	480
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/26		1,500	1,794

73

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/26	460	550
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/27	605	739
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/28	575	717
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/29	1,035	1,285
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/30	850	1,050
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/30	6,380	7,510
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/31	700	856
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/32	5,000	5,814
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/32	800	972
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/34	1,000	1,204
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/35	1,475	1,769
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	3.500%	3/1/38	625	650
California Statewide Communities Development Authority Revenue (Adventist Health System/West) PUT	5.000%	3/1/27	9,825	11,355
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	4.000%	11/1/21	215	220
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	5.000%	11/1/22	225	239
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	5.000%	11/1/23	235	255
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	3.000%	11/1/24	245	250
California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	3.000%	11/1/25	215	220

74

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	3.125%	11/1/26		240	246
	California Statewide Communities Development Authority Revenue (Beverly Community Hospital Association)	5.000%	11/1/27		270	308
	California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/20	(4)	210	215
	California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/21	(4)	200	214
	California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/22	(4)	200	221
	California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/23	(4)	400	457
	California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/24	(4)	500	590
	California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/27	(4)	1,660	1,952
	California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/28	(4)	900	1,057
	California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/34	(4)	2,500	2,905
[2]	California Statewide Communities Development Authority Revenue (Citrus Valley Health Partners)	0.858%	6/5/20	(14)	6,800	6,800
	California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/20	(ETM)	100	102
	California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	4.000%	11/1/21	(ETM)	345	364
	California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/22	(ETM)	375	417
	California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/23	(ETM)	275	318
	California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/24	(Prere.)	1,040	1,248
	California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/24	(ETM)	355	426
	California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/24	(Prere.)	355	426

75

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/24	(Prere.)	325	390
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/24	(Prere.)	750	900
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/24	(Prere.)	1,310	1,572
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/24	(Prere.)	700	840
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/24	(Prere.)	1,100	1,320
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/24	(Prere.)	1,690	2,028
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/30		2,500	3,052
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/31		4,040	4,909
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/33		4,000	4,818
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/34		4,795	5,762
California Statewide Communities Development Authority Revenue (Enloe Medical Center)	5.000%	8/15/35		1,000	1,197
California Statewide Communities Development Authority Revenue (Episcopal Communities & Services)	5.000%	5/15/27		815	854
California Statewide Communities Development Authority Revenue (Episcopal Communities & Services)	5.000%	5/15/32		680	710
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/21		170	176
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/22		120	129
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/23		410	456
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/25		160	188
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/26		350	420

76

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/27	160	196
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/28	420	510
California Statewide Communities Development Authority Revenue (Front Porch Communities)	5.000%	4/1/29	470	567
California Statewide Communities Development Authority Revenue (Front Porch Communities)	4.000%	4/1/32	255	282
California Statewide Communities Development Authority Revenue (Front Porch Communities)	4.000%	4/1/34	350	383
California Statewide Communities Development Authority Revenue (Front Porch Communities)	4.000%	4/1/36	630	682
California Statewide Communities Development Authority Revenue (Front Porch Communities)	4.000%	4/1/37	650	701
California Statewide Communities Development Authority Revenue (Hooper Street LLC)	5.000%	7/1/24	500	518
California Statewide Communities Development Authority Revenue (Hooper Street LLC)	5.000%	7/1/29	900	926
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/20	325	326
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/20	330	331
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/21	275	289
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/21	305	320
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/22	250	273
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/22	420	449
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/23	665	730
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/23	300	329
California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/24	800	898

77

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/24	300	337
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/25	1,140	1,276
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/25	300	343
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/26	2,000	2,221
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/26	325	377
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/27	3,445	3,812
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/28	3,000	3,313
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/29	4,600	5,076
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/30	4,575	5,045
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/31	4,000	4,402
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/32	3,790	4,166
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/33	2,500	2,745
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/34	2,000	2,193
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/36	590	671
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/37	500	567
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/38	710	803
[1]	California Statewide Communities Development Authority Revenue (John Muir Health) PUT	4.000%	8/15/24	19,815	22,424
	California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	49,995	64,659

78

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Kaiser Foundation Hospitals) PUT	5.000%	11/1/29	205	265
California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29	10,875	14,065
California Statewide Communities Development Authority Revenue (Loma Linda University Medical Center)	5.250%	12/1/29	14,865	15,764
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/24	150	173
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/25	250	296
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/26	370	446
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/27	275	339
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/28	300	373
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/29	360	445
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/30	250	307
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/31	400	487
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/32	480	581
California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/33	450	542
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/20	1,400	1,414
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/21	1,030	1,090
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/22	765	839
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/23	525	597
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/24	760	894

79

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/25	1,000	1,213
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/26	1,015	1,262
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/27	1,000	1,272
California Statewide Communities Development Authority Revenue (Rady Children’s Hospital - San Diego)	5.000%	8/15/28	780	1,016
California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/20	500	505
California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/22	1,050	1,144
California Statewide Communities Development Authority Revenue (Sutter Health)	5.250%	8/15/31	7,500	7,844
California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/32	11,820	12,670
California Statewide Communities Development Authority Revenue (Terraces at San Joaquin Gardens Project)	5.625%	10/1/32	500	516
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	3.000%	7/1/25	8,000	8,066
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/25	100	120
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	3.000%	7/1/26	8,050	8,106
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/26	175	215
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/27	205	258
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/28	100	129
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/29	365	468
California Statewide Communities Development Authority Revenue (Viamonte Senior Living 1 Inc.)	5.000%	7/1/30	275	349

80

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/21	825	851
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/22	2,515	2,622
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/23	1,250	1,327
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/24	1,250	1,348
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/25	2,000	2,186
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/26	3,410	3,760
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/27	2,015	2,210
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/28	5,000	5,464
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/29	2,000	2,179
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.125%	5/15/31	9,250	9,449
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/32	2,475	2,655
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/33	3,375	3,602
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/34	1,750	1,864

81

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/35	2,000	2,125
	California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase IV)	5.000%	5/15/27	1,500	1,667
	California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase IV)	5.000%	5/15/28	1,550	1,716
	California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase IV)	5.000%	5/15/29	900	993
	Campbell CA Union High School District GO	5.000%	8/1/33	2,100	2,608
	Campbell CA Union High School District GO	5.000%	8/1/34	2,500	3,098
	Campbell CA Union High School District GO	5.000%	8/1/35	4,095	5,063
	Campbell CA Union High School District GO	5.000%	8/1/36	5,000	6,165
	Campbell CA Union High School District GO	4.000%	8/1/37	5,000	5,673
	Carlsbad CA Unified School District GO	4.000%	5/1/30	5,220	6,175
	Carlsbad CA Unified School District GO	4.000%	5/1/32	575	672
	Carlsbad CA Unified School District GO	4.000%	5/1/33	690	802
	Carlsbad CA Unified School District GO	4.000%	5/1/34	685	792
	Carlsbad CA Unified School District GO	3.000%	8/1/35	1,100	1,203
	Carlsbad CA Unified School District GO	3.000%	8/1/36	1,180	1,284
	Carlsbad CA Unified School District GO	3.000%	8/1/37	1,295	1,404
	Carlsbad CA Unified School District GO	3.000%	8/1/38	1,415	1,523
	Carlsbad CA Unified School District GO	3.000%	8/1/39	1,545	1,658
[3,4]	Carlsbad CA Unified School District GO, 6.125% coupon rate effective 8/1/2021	0.000%	8/1/31	145	195
	Carpinteria Valley CA Water District Revenue	5.000%	7/1/20	100	100
	Carpinteria Valley CA Water District Revenue	5.000%	7/1/21	125	131
	Carpinteria Valley CA Water District Revenue	5.000%	7/1/22	145	158
	Carpinteria Valley CA Water District Revenue	5.000%	7/1/23	215	244
	Carpinteria Valley CA Water District Revenue	5.000%	7/1/24	160	188
	Carpinteria Valley CA Water District Revenue	5.000%	7/1/25	125	151
	Carpinteria Valley CA Water District Revenue	5.000%	7/1/26	150	186
	Carpinteria Valley CA Water District Revenue	5.000%	7/1/27	225	286
	Carpinteria Valley CA Water District Revenue	5.000%	7/1/28	250	326
	Carpinteria Valley CA Water District Revenue	5.000%	7/1/29	250	335
	Carpinteria Valley CA Water District Revenue	5.000%	7/1/30	300	409
	Carpinteria Valley CA Water District Revenue	5.000%	7/1/31	300	406
	Carpinteria Valley CA Water District Revenue	5.000%	7/1/32	300	403
	Carpinteria Valley CA Water District Revenue	5.000%	7/1/33	350	467
	Carpinteria Valley CA Water District Revenue	5.000%	7/1/34	400	531
	Carpinteria Valley CA Water District Revenue	5.000%	7/1/35	500	661
	Carson CA Redevelopment Agency Tax Allocation Revenue (Carson Merged & Amended Project Area)	5.000%	10/1/22	1,130	1,245
	Carson CA Redevelopment Agency Tax Allocation Revenue (Carson Merged & Amended Project Area)	5.000%	10/1/23	1,170	1,337

82

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Carson CA Redevelopment Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/20	(4)	785	797
Carson CA Redevelopment Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/21	(4)	850	901
Carson CA Redevelopment Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/22	(4)	600	662
Castro Valley CA Unified School District GO	4.000%	8/1/33		750	881
Castro Valley CA Unified School District GO	4.000%	8/1/34		750	875
Castro Valley CA Unified School District GO	4.000%	8/1/35		390	453
Centinela Valley CA Union High School District GO	4.000%	8/1/30	(4)	2,390	2,763
Centinela Valley CA Union High School District GO	4.000%	8/1/31	(4)	1,885	2,168
Centinela Valley CA Union High School District GO	4.000%	8/1/32	(4)	3,355	3,837
Centinela Valley CA Union High School District GO	4.000%	8/1/33	(4)	1,410	1,605
Centinela Valley CA Union High School District GO	4.000%	8/1/34	(4)	5,465	6,173
Central Valley CA Financing Authority Cogeneration Project Revenue (Carson Ice-Gen Project)	5.250%	7/1/20	(ETM)	1,225	1,230
Cerritos CA Community College District GO	0.000%	8/1/20		500	500
Cerritos CA Community College District GO	5.000%	8/1/20		185	186
Cerritos CA Community College District GO	0.000%	8/1/22		500	496
Cerritos CA Community College District GO	0.000%	8/1/23		500	492
Cerritos CA Community College District GO	4.000%	8/1/30		3,480	3,897
Cerritos CA Community College District GO	4.000%	8/1/32		2,260	2,512
Chabot-Las Positas CA Community College District GO	5.000%	8/1/23		2,225	2,541
Chabot-Las Positas CA Community College District GO	5.000%	8/1/25		1,075	1,230
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27		2,525	2,886
Chabot-Las Positas CA Community College District GO	5.000%	8/1/29		2,125	2,426
Chabot-Las Positas CA Community College District GO	5.000%	8/1/30		7,500	8,556
Chabot-Las Positas CA Community College District GO	5.000%	8/1/31		7,500	8,551
Chabot-Las Positas CA Community College District GO	5.000%	8/1/32		13,000	14,796
Chabot-Las Positas CA Community College District GO	4.000%	8/1/33		575	677
Chabot-Las Positas CA Community College District GO	4.000%	8/1/33		250	289
Chabot-Las Positas CA Community College District GO	4.000%	8/1/34		625	734
Chabot-Las Positas CA Community College District GO	4.000%	8/1/34		9,950	11,477

83

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Chabot-Las Positas CA Community College District GO	4.000%	8/1/35		620	723
Chaffey CA Community College District GO	5.000%	6/1/24	(Prere.)	150	177
Chaffey CA Community College District GO	5.000%	6/1/24	(Prere.)	4,700	5,542
Chaffey CA Union High School District GO	0.000%	8/1/20		400	400
Chaffey CA Union High School District GO	0.000%	8/1/21		500	498
Chaffey CA Union High School District GO	0.000%	8/1/22		500	495
Chaffey CA Union High School District GO	0.000%	8/1/23		600	590
Chaffey CA Union High School District GO	0.000%	8/1/24		500	486
Chaffey CA Union High School District GO	0.000%	8/1/25		655	621
Chaffey CA Union High School District GO	0.000%	8/1/26		1,430	1,301
Chaffey CA Union High School District GO	0.000%	8/1/28		2,000	1,661
Chico CA Unified School District GO	4.000%	8/1/21		1,200	1,253
Chico CA Unified School District GO	4.000%	8/1/22		515	554
Chico CA Unified School District GO	4.000%	8/1/23		555	616
Chico CA Unified School District GO	5.000%	8/1/29		210	253
Chico CA Unified School District GO	5.000%	8/1/30		330	397
Chico CA Unified School District GO	5.000%	8/1/31		425	509
Chico CA Unified School District GO	5.000%	8/1/32		385	459
Chico CA Unified School District GO	5.000%	8/1/33		750	890
Chico CA Unified School District GO	4.000%	8/1/36		2,025	2,260
Chico CA Unified School District GO	4.000%	8/1/37		2,200	2,450
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/24	(4)	675	789
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/25	(4)	1,000	1,201
Chino CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	(15)	1,195	1,394
Chino CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	(15)	1,170	1,353
Chino Valley CA Unified School District GO	5.000%	8/1/33		100	135
Chino Valley CA Unified School District GO	5.000%	8/1/35		100	133
Chino Valley CA Unified School District GO	5.000%	8/1/36		125	165
Chino Valley CA Unified School District GO	5.000%	8/1/37		250	329
Chino Valley CA Unified School District GO	5.000%	8/1/38		340	446
Chino Valley CA Unified School District GO	5.000%	8/1/39		400	523
Chino Valley CA Unified School District GO	5.000%	8/1/40		320	417
Chula Vista CA Elementary School District BAN	0.000%	8/1/23		4,500	4,437
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/20		1,185	1,199
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/21		2,500	2,644
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23		2,615	2,962
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.250%	9/1/24		3,225	3,669
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/25		3,495	3,991
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/26		3,685	4,192
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27		970	1,101

84

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[4]	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/33		1,000	996
[4]	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/35		3,150	3,121
	Clovis CA Unified School District GO	0.000%	8/1/26	(14)	450	417
	Clovis CA Unified School District GO	0.000%	8/1/28	(14)	3,250	2,886
	Clovis CA Unified School District GO	0.000%	8/1/30	(14)	12,330	10,419
	Clovis CA Unified School District GO	0.000%	8/1/32		4,185	3,130
	Clovis CA Unified School District GO	0.000%	8/1/33		2,700	1,924
	Clovis CA Unified School District GO	0.000%	8/1/34		2,015	1,369
	Clovis CA Unified School District GO	0.000%	8/1/35		2,780	1,800
	Clovis CA Wastewater System Revenue	5.000%	8/1/27	(15)	1,090	1,422
	Clovis CA Wastewater System Revenue	5.000%	8/1/28	(15)	1,000	1,304
	Clovis CA Wastewater System Revenue	5.000%	8/1/31	(15)	1,380	1,734
	Clovis CA Wastewater System Revenue	5.000%	8/1/33	(15)	1,780	2,205
	Clovis CA Wastewater System Revenue	5.000%	8/1/34	(15)	1,000	1,234
	Clovis CA Wastewater System Revenue	5.000%	8/1/35	(15)	1,000	1,230
	Clovis CA Wastewater System Revenue	5.000%	8/1/36	(15)	2,165	2,643
	Clovis CA Wastewater System Revenue	5.000%	8/1/37	(15)	1,265	1,540
	Coast CA Community College District GO	0.000%	8/1/33		8,000	5,326
	Coast CA Community College District GO	5.000%	8/1/33		3,000	3,642
	Coast CA Community College District GO	3.000%	8/1/36		1,000	1,083
	Coast CA Community College District GO	3.000%	8/1/37		1,000	1,079
	Coast CA Community College District GO	3.000%	8/1/38		2,500	2,681
	Colton CA Joint Unified School District GO	5.000%	8/1/23	(4)	785	892
	Colton CA Joint Unified School District GO	5.000%	8/1/25	(4)	1,000	1,134
	Colton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	(15)	1,215	1,333
	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/20		915	922
	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/21		500	527
	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/22		335	363
	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/23	(4)	605	689
	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	(4)	1,595	1,963
	Compton CA Community College District GO	5.000%	8/1/31	(15)	1,000	1,204
	Compton CA Unified School District COP	4.000%	6/1/21	(15)	50	52
	Compton CA Unified School District COP	4.000%	6/1/22	(15)	150	160
	Compton CA Unified School District COP	4.000%	6/1/23	(15)	215	237
	Compton CA Unified School District COP	4.000%	6/1/24	(15)	345	391
	Compton CA Unified School District COP	5.000%	6/1/25	(15)	405	490
	Compton CA Unified School District COP	5.000%	6/1/26	(15)	475	590
	Compton CA Unified School District COP	5.000%	6/1/27	(15)	555	708
	Compton CA Unified School District COP	5.000%	6/1/28	(15)	335	425
	Compton CA Unified School District COP	5.000%	6/1/29	(15)	275	347
	Compton CA Unified School District COP	5.000%	6/1/31	(15)	270	335

85

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Compton CA Unified School District COP	5.000%	6/1/32	(15)	530	653
Compton CA Unified School District COP	4.000%	6/1/33	(15)	250	290
Compton CA Unified School District COP	4.000%	6/1/34	(15)	325	375
Compton CA Unified School District COP	4.000%	6/1/35	(15)	400	459
Compton CA Unified School District COP	4.000%	6/1/36	(15)	400	457
Compton CA Unified School District COP	4.000%	6/1/38	(15)	550	624
Compton CA Unified School District COP	4.000%	6/1/39	(15)	575	651
Compton CA Unified School District GO	5.000%	6/1/25	(15)	785	950
Compton CA Unified School District GO	5.000%	6/1/26	(15)	835	1,038
Compton CA Unified School District GO	5.000%	6/1/27	(15)	745	951
Compton CA Unified School District GO	5.000%	6/1/28	(15)	1,140	1,450
Compton CA Unified School District GO	5.000%	6/1/29	(15)	1,000	1,266
Compton CA Unified School District GO	4.000%	6/1/30	(15)	2,200	2,622
Compton CA Unified School District GO	4.000%	6/1/31	(15)	2,065	2,448
Compton CA Unified School District GO	4.000%	6/1/32	(15)	1,955	2,302
Compton CA Unified School District GO	0.000%	6/1/33	(15)	1,000	766
Conejo Valley CA Unified School District GO	0.000%	8/1/21	(4)	2,000	1,991
Conejo Valley CA Unified School District GO	0.000%	8/1/22	(4)	2,750	2,721
Conejo Valley CA Unified School District GO	0.000%	8/1/23	(4)	2,500	2,454
Conejo Valley CA Unified School District GO	0.000%	8/1/24	(4)	3,000	2,911
Conejo Valley CA Unified School District GO	0.000%	8/1/25	(4)	3,380	3,191
Conejo Valley CA Unified School District GO	0.000%	8/1/26	(4)	3,500	3,158
Conejo Valley CA Unified School District GO	0.000%	8/1/27	(4)	3,000	2,577
Conejo Valley CA Unified School District GO	0.000%	8/1/28	(4)	2,290	1,871
Contra Costa CA Community College District GO	4.000%	8/1/22	(Prere.)	2,350	2,544
Contra Costa CA Community College District GO	5.000%	8/1/23	(Prere.)	3,000	3,452
Contra Costa CA Community College District GO	5.000%	8/1/23	(Prere.)	4,000	4,602
Contra Costa CA Community College District GO	5.000%	8/1/24		4,140	4,572
Contra Costa CA Community College District GO	3.000%	8/1/37		1,370	1,485
Contra Costa CA Community College District GO	3.000%	8/1/38		1,100	1,184
Contra Costa CA Community College District GO	3.000%	8/1/39		1,000	1,073
Contra Costa CA Community College District GO	4.000%	8/1/39		2,865	3,205
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/30		2,000	2,512
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/31		1,295	1,618
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/32		2,010	2,497
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/32		1,600	1,777
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/33		6,060	7,487
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/33		1,800	1,995
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/34		5,665	6,977

86

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Contra Costa County CA Public Financing Authority Lease Revenue	3.000%	6/1/20		1,000	1,000
	Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/20		800	800
	Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/21		800	838
	Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/22		600	658
	Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/23		1,130	1,290
	Contra Costa County CA Public Financing Authority Lease Revenue	5.000%	6/1/23		2,410	2,752
	Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/21		500	530
	Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23		500	575
	Corona-Norco CA Unified School District GO	0.000%	8/1/20	(12)	1,825	1,824
	Corona-Norco CA Unified School District GO	0.000%	8/1/21	(12)	2,010	2,001
	Corona-Norco CA Unified School District GO	0.000%	8/1/22	(12)	1,700	1,683
	Corona-Norco CA Unified School District GO	0.000%	8/1/23	(12)	1,000	981
	Corona-Norco CA Unified School District GO	0.000%	8/1/25	(12)	1,325	1,263
	Corona-Norco CA Unified School District GO	0.000%	8/1/26	(12)	1,530	1,431
	Corona-Norco CA Unified School District GO	0.000%	8/1/27	(12)	1,500	1,376
	Corona-Norco CA Unified School District GO	0.000%	8/1/28	(12)	1,290	1,158
	Corona-Norco CA Unified School District GO	5.000%	8/1/32		200	257
	Corona-Norco CA Unified School District GO	4.000%	8/1/33		2,525	2,909
	Corona-Norco CA Unified School District GO	4.000%	8/1/33		2,000	2,304
	Corona-Norco CA Unified School District GO	5.000%	8/1/33		350	448
	Corona-Norco CA Unified School District GO	4.000%	8/1/34		2,000	2,290
	Corona-Norco CA Unified School District GO	4.000%	8/1/34		3,000	3,436
	Corona-Norco CA Unified School District GO	4.000%	8/1/34		350	415
	Corona-Norco CA Unified School District GO	4.000%	8/1/35		500	590
	Corona-Norco CA Unified School District GO	4.000%	8/1/36		675	792
	Corona-Norco CA Unified School District GO	4.000%	8/1/38		800	932
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/23		1,145	1,319
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/24		1,325	1,526
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/25		2,525	2,907
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/27		1,000	1,148
	Corona-Norco CA Unified School District Special Tax Revenue (Community Facilities District No. 98-1)	5.000%	9/1/28		1,590	1,823
[1]	Cotati-Rohnert Park CA Unified School District GO TOB VRDO	0.130%	6/1/20	(15)	14,505	14,505
	Covina-Valley CA Unified School District GO	5.000%	8/1/23	(Prere.)	2,000	2,301
	Covina-Valley CA Unified School District GO	5.000%	8/1/23	(Prere.)	2,250	2,589

87

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Culver City CA Unified School District GO TOB VRDO	0.060%	6/1/20		11,020	11,020
	Cupertino CA Union School District GO	5.000%	8/1/23	(Prere.)	2,835	3,262
	Cupertino CA Union School District GO	5.000%	8/1/24	(Prere.)	100	120
	Cupertino CA Union School District GO	5.000%	8/1/32		480	597
	Cupertino CA Union School District GO	5.000%	8/1/33		545	677
	Cupertino CA Union School District GO	5.000%	8/1/34		245	304
	Davis CA Joint Unified School District Yolo County GO	3.000%	8/1/32	(15)	4,240	4,555
	Davis CA Joint Unified School District Yolo County GO	3.000%	8/1/33	(15)	4,260	4,544
	Davis CA Joint Unified School District Yolo County GO	3.000%	8/1/34	(15)	5,555	5,901
	Davis CA Joint Unified School District Yolo County GO	3.000%	8/1/35	(15)	3,660	3,870
	Davis CA Joint Unified School District Yolo County GO	3.000%	8/1/36	(15)	6,630	6,981
	Del Mar CA Race Track Authority Revenue	4.000%	10/1/21		980	979
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/24		1,585	1,592
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/26		1,745	1,739
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/27		1,835	1,814
	Del Mar CA Race Track Authority Revenue	5.000%	10/1/29		410	402
	Desert Sands CA Unified School District GO	5.000%	8/1/35		1,000	1,241
	Desert Sands CA Unified School District GO	4.000%	8/1/36		1,440	1,665
	Desert Sands CA Unified School District GO	4.000%	8/1/37		1,500	1,730
	Desert Sands CA Unified School District GO	4.000%	8/1/38		1,500	1,723
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/26		425	539
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/31		1,000	1,268
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/33		1,300	1,625
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/34		900	1,121
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/35		670	831
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/36		1,505	1,860
	Dublin-San Ramon CA Services District Water Revenue	5.000%	8/1/37		1,100	1,355
	East Bay CA Municipal Utility District Waste Water System Revenue	5.000%	6/1/35		8,455	10,144
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/20	(Prere.)	2,005	2,005
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/25		6,705	8,225
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/31		3,975	4,819
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/32		4,015	4,857
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/34		1,855	2,233
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/35		3,215	3,857

88

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/35		8,170	10,170
East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/36		8,075	9,990
East Bay CA Regional Park District GO	5.000%	9/1/28		385	386
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/22	(15)	1,500	1,653
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/24	(15)	1,005	1,193
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/25	(15)	1,150	1,409
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/27	(15)	1,150	1,485
East Side CA Union High School District Santa Clara County GO	3.000%	8/1/29	(4)	3,300	3,705
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/29		6,070	6,886
East Side CA Union High School District Santa Clara County GO	3.000%	8/1/30	(4)	7,255	8,073
East Side CA Union High School District Santa Clara County GO	3.000%	8/1/31	(4)	7,945	8,754
East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	(4)	3,000	3,284
East Side CA Union High School District Santa Clara County GO	3.000%	8/1/33	(4)	3,000	3,267
East Side CA Union High School District Santa Clara County GO	4.000%	8/1/33		1,425	1,632
East Side CA Union High School District Santa Clara County GO	3.000%	8/1/36	(4)	6,945	7,433
Eastern California Municipal Water District Water & Sewer	5.000%	7/1/29		2,700	3,382
Eastern California Municipal Water District Water & Sewer	5.000%	7/1/30		2,600	3,235
Eastern California Municipal Water District Water & Sewer	5.000%	7/1/31		5,055	6,260
Eastern California Municipal Water District Water & Sewer	5.000%	7/1/32		5,130	6,329
Eastern California Municipal Water District Water & Sewer	5.000%	7/1/33		5,000	6,155
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/22		1,045	1,149
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/24		1,010	1,201
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/25		1,025	1,261
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/26		1,050	1,329
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/27		2,455	3,098
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/27		300	389
Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/28		1,890	2,376

89

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/29		3,650	4,574
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/29		300	408
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/30		350	487
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/31		2,835	3,513
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/32		2,580	3,185
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/33		3,775	4,650
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/33		775	1,053
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/34		925	1,251
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/35		4,970	6,095
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/35		550	740
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/36		2,310	2,825
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/36		1,825	2,443
	Eastern California Municipal Water District Water & Wastewater Revenue	4.000%	7/1/38		1,650	2,012
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/40		500	597
[2]	Eastern California Municipal Water District Water& Wastewater Revenue PUT, SIFMA Municipal Swap Index Yield + 0.250%	0.390%	10/1/21		12,000	11,942
	El Camino CA Community College District GO	0.000%	8/1/29		8,085	7,282
	El Camino CA Community College District GO	0.000%	8/1/32		10,000	8,341
	El Camino CA Community College District GO	0.000%	8/1/33		3,500	2,839
	El Camino CA Community College District GO	5.000%	8/1/34		1,100	1,363
	El Camino CA Healthcare District GO	4.000%	8/1/33		3,035	3,530
	El Dorado CA Irrigation District Revenue	5.000%	3/1/21	(4)	2,280	2,361
	El Dorado CA Irrigation District Revenue	5.000%	3/1/28	(4)	1,500	1,763
	El Dorado CA Irrigation District Revenue	5.000%	3/1/34	(4)	8,460	9,844
	El Dorado CA Union High School District GO	5.000%	8/1/34	(4)	2,195	2,728
	El Dorado CA Union High School District GO	5.000%	8/1/35	(4)	2,280	2,822
	El Dorado County CA Community Facilities District No. 92-1 Special Tax Revenue	5.000%	9/1/21		2,000	2,118
	El Dorado County CA Community Facilities District No. 92-1 Special Tax Revenue	4.000%	9/1/28		2,000	2,144
	El Dorado County CA Community Facilities District No. 92-1 Special Tax Revenue	4.000%	9/1/31		700	746
	Elk Grove CA Finance Authority Special Tax Revenue	4.000%	9/1/20		560	565
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/21		465	491
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/22		425	470

90

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/33	(15)	2,000	2,412
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/34	(15)	3,970	4,770
	Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/35	(15)	3,735	4,486
	Elk Grove CA Unified School District COP	3.000%	2/1/37	(15)	700	739
	Elk Grove CA Unified School District GO	5.000%	8/1/30		1,635	2,035
	Elk Grove CA Unified School District GO	5.000%	8/1/31		1,940	2,409
	Encinitas CA Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/28		1,000	1,080
	Encinitas CA Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/29		800	863
	Escondido CA GO	5.000%	9/1/22		765	844
	Escondido CA GO	5.000%	9/1/23		2,030	2,326
	Escondido CA GO	5.000%	9/1/24		825	979
	Escondido CA GO	5.000%	9/1/25		1,000	1,224
	Escondido CA Union High School District GO	0.000%	8/1/26	(12)	2,740	2,565
	Evergreen CA Elementary School District GO	0.000%	8/1/26	(12)	2,200	2,076
	Evergreen CA School District Election GO	4.000%	8/1/34		1,070	1,210
	Evergreen CA School District Election GO	4.000%	8/1/35		335	396
	Evergreen CA School District Election GO	4.000%	8/1/36		1,870	2,102
	Evergreen CA School District Election GO	4.000%	8/1/37		1,050	1,232
	Fairfield CA COP	0.000%	4/1/34	(10)	940	707
	Fairfield-Suisun CA Unified School District GO	2.000%	8/1/34		5,195	5,284
	Fairfield-Suisun CA Unified School District GO	2.000%	8/1/35		5,500	5,551
	Fairfield-Suisun CA Unified School District GO	2.000%	8/1/36		5,770	5,743
	Fairfield-Suisun CA Unified School District GO	2.000%	8/1/37		6,095	5,973
[5]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.050%	4/15/34		4,830	5,390
[5]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.350%	12/15/35		14,965	16,074
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/27		1,000	1,143
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/32		1,820	2,069
	Fontana CA Community Facilities District No. 22 Special Tax Revenue (Sierra Hills South)	5.000%	9/1/26		1,725	1,941
	Fontana CA Community Facilities District No. 22 Special Tax Revenue (Sierra Hills South)	5.000%	9/1/27		1,810	2,024
	Fontana CA Community Facilities District No. 22 Special Tax Revenue (Sierra Hills South)	5.000%	9/1/28		1,900	2,117
	Foothill-De Anza CA Community College District GO	0.000%	8/1/32	(14)	17,000	13,692
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/21	(4)	4,115	4,082
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/22	(4)	12,255	11,989
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/23	(4)	16,430	15,815

91

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/24	(4)	1,880	1,776
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.250%	1/15/33		5,000	5,645
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.500%	1/15/23		30,380	32,113
[4]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 5.300% coupon rate effective 1/15/2024	0.000%	1/15/29	(4)	2,000	2,234
[4]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 5.500% coupon rate effective 1/15/2024	0.000%	1/15/31	(4)	1,000	1,175
[4]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 5.700% coupon rate effective 1/15/2024	0.000%	1/15/25		2,130	1,986
[4]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 5.800% coupon rate effective 1/15/2024	0.000%	1/15/26		3,000	2,862
[4]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 5.900% coupon rate effective 1/15/2024	0.000%	1/15/27		5,000	4,877
	Franklin-McKinley CA School District GO	0.000%	8/1/32	(4)	3,000	2,276
	Franklin-McKinley CA School District GO	0.000%	8/1/35	(4)	1,840	1,260
[5]	Freddie Mac Multifamily ML Certificates 2019-ML05	3.350%	11/25/33		7,932	9,055
	Fremont CA Public Financing Authority Revenue	4.000%	10/1/37		2,040	2,438
	Fremont CA Public Financing Authority Revenue	4.000%	10/1/38		2,875	3,419
	Fremont CA Unified School District GO	4.000%	8/1/29		1,070	1,200
	Fremont CA Unified School District GO	4.000%	8/1/30		1,415	1,581
	Fremont CA Unified School District GO	4.000%	8/1/31		1,790	1,993
	Fremont CA Unified School District GO	4.000%	8/1/32		2,195	2,435
	Fremont CA Unified School District GO	4.000%	8/1/33		2,630	2,908
	Fremont CA Unified School District GO	4.000%	8/1/34		3,105	3,427
	Fremont CA Unified School District GO	4.000%	8/1/37		570	646
	Fremont CA Union High School District GO	4.000%	8/1/32		1,000	1,127
	Fremont CA Union High School District GO	4.000%	8/1/34		2,085	2,342
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/21		3,750	3,899
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/22	(4)	540	587
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/23	(4)	2,610	2,921
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/24	(4)	1,710	1,976
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/25	(4)	1,600	1,906
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/26	(4)	1,650	2,016
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/27	(4)	1,315	1,646
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/28	(4)	1,495	1,859

92

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/29	(4)	1,025	1,269
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/30	(4)	745	918
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/31	(4)	3,045	3,721
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/32	(4)	1,500	1,822
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/34	(4)	2,460	2,954
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/36	(4)	2,055	2,450
Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/37	(4)	1,200	1,427
Fullerton CA Community Facilities District No. 1 Special Tax Revenue (Amerige Heights)	5.000%	9/1/26		1,000	1,103
Fullerton CA Community Facilities District No. 1 Special Tax Revenue (Amerige Heights)	5.000%	9/1/32		1,600	1,751
Garden Grove CA Unified School District GO	5.000%	8/1/23	(Prere.)	3,650	4,162
Gavilan CA Joint Community College District GO	5.000%	8/1/32		4,200	5,071
Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/23	(Prere.)	2,400	2,745
Glendale CA Electric Works Revenue	5.000%	2/1/35		1,200	1,411
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)	4.000%	12/1/22	(15)	1,575	1,711
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)	4.000%	12/1/23	(15)	2,340	2,617
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Central Glendale Redevelopment Project)	5.000%	12/1/24	(15)	1,605	1,913
Glendale CA Unified School District GO	4.000%	9/1/39		20,655	22,673
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20		1,985	1,985
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20		3,355	3,355
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		1,000	1,044
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		2,785	2,893
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		555	579
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21		5,875	6,133
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22		3,670	3,942
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22		10,075	10,943
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/23		8,000	8,860
Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/24	(2)	4,800	4,607

93

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/24		11,505	13,114
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25		8,570	9,995
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/26		19,935	23,658
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27	(2)	10,745	9,699
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/27		19,810	23,845
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/28		4,285	5,111
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/29		9,575	10,643
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/29		9,045	10,660
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/30		4,765	5,283
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/30		19,750	23,498
	Golden State Tobacco Securitization Corp. California Revenue	4.000%	6/1/31		5,140	5,749
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32		4,605	5,408
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32		3,160	3,693
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		10,455	12,161
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		6,195	7,243
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34		11,200	13,003
	Golden State Tobacco Securitization Corp. California Revenue	4.000%	6/1/35		1,170	1,287
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/35		3,640	4,214
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/40		215	247
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/40	(4)	1,000	1,193
[1]	Golden State Tobacco Securitization Corp. California Revenue TOB VRDO	0.240%	6/5/20	LOC	36,795	36,795
	Grossmont CA Healthcare District GO	4.000%	7/15/40		40,000	44,150
	Grossmont CA Union High School District GO	5.000%	8/1/22		1,275	1,401
	Grossmont CA Union High School District GO	0.000%	2/1/25	(4)	1,400	1,345
	Grossmont CA Union High School District GO	0.000%	8/1/26	(4)	2,040	1,840
	Grossmont CA Union High School District GO	0.000%	8/1/27	(4)	2,825	2,433
	Grossmont CA Union High School District GO	0.000%	8/1/27		2,345	2,116
	Grossmont CA Union High School District GO	0.000%	8/1/28		3,210	2,833
	Grossmont CA Union High School District GO	0.000%	8/1/28	(4)	2,905	2,383
	Grossmont CA Union High School District GO	0.000%	8/1/29		6,965	5,978
	Grossmont CA Union High School District GO	4.000%	8/1/33		10,000	11,330
	Grossmont-Cuyamaca CA Community College District GO	0.000%	8/1/25	(12)	14,010	13,442

94

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Grossmont-Cuyamaca CA Community College District GO	0.000%	8/1/28	(12)	21,875	19,842
Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/34		505	644
Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/35		500	635
Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/36		1,150	1,453
Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/37		1,175	1,480
Grossmont-Cuyamaca CA Community College District GO	5.000%	8/1/38		1,350	1,693
Hanford CA Joint Union High School District Revenue	5.000%	8/1/26	(4)	1,420	1,724
Hanford CA Joint Union High School District Revenue	5.000%	8/1/28	(4)	2,575	3,115
Hanford CA Joint Union High School District Revenue	5.000%	8/1/29	(4)	2,390	2,886
Hanford CA Joint Union High School District Revenue	5.000%	8/1/31	(4)	2,385	2,869
Hartnell CA Community College GO	5.000%	8/1/21		525	554
Hartnell CA Community College GO	5.000%	8/1/22		525	577
Hayward CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27		2,000	2,429
Hayward CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33		1,205	1,423
Hayward CA Unified School District GO	0.000%	8/1/26	(4)	640	598
Hayward CA Unified School District GO	5.000%	8/1/30	(4)	3,465	4,051
Hayward CA Unified School District GO	5.000%	8/1/30	(4)	4,930	5,764
Hayward CA Unified School District GO	5.000%	8/1/31	(4)	1,500	1,751
Hayward CA Unified School District GO	5.000%	8/1/32	(4)	4,240	4,942
Hayward CA Unified School District GO	5.000%	8/1/32	(4)	1,700	1,982
Hayward CA Unified School District GO	5.000%	8/1/33	(4)	3,045	3,544
Hayward CA Unified School District GO	5.000%	8/1/33	(4)	6,130	7,135
Hayward CA Unified School District GO	4.000%	8/1/35	(15)	1,830	2,143
Hayward CA Unified School District GO	4.000%	8/1/36	(15)	1,535	1,785
Hayward CA Unified School District GO	4.000%	8/1/37	(15)	1,355	1,570
Hayward CA Unified School District GO	4.000%	8/1/38	(15)	1,640	1,888
Hemet CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/20		250	252
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/21		175	183
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/22		500	539
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/23		500	555
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24		615	700
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25		385	442
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27		950	1,082
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29		1,255	1,416

95

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32		550	608
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33		580	640
Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34		360	395
Hollister CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(15)	1,000	1,165
Hollister CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/28	(15)	1,235	1,435
Imperial CA Community College District GO	0.000%	8/1/22	(15)	175	174
Imperial CA Community College District GO	0.000%	8/1/23	(15)	250	245
Imperial CA Community College District GO	0.000%	8/1/24	(15)	500	482
Imperial CA Community College District GO	0.000%	8/1/25	(15)	725	687
Imperial CA Community College District GO	0.000%	8/1/26	(15)	1,005	932
Imperial CA Community College District GO	0.000%	8/1/27	(15)	1,580	1,413
Imperial CA Community College District GO	0.000%	8/1/28	(15)	1,885	1,618
Imperial CA Community College District GO	0.000%	8/1/29	(15)	2,000	1,638
Imperial CA Community College District GO	0.000%	8/1/30	(14)	330	269
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20		1,000	1,020
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/21		1,000	1,068
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22		525	579
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/22		1,250	1,380
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/23		1,500	1,716
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24		670	792
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/24		1,025	1,211
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/25		1,310	1,592
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/26		2,265	2,823
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/27		500	613
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/28		615	752
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/32		2,500	2,914
Imperial CA Irrigation District Electric Revenue	4.000%	11/1/33		3,000	3,481
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	(4)	1,615	1,712
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	(4)	1,195	1,315
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	(4)	750	857
Indian Wells CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	(4)	655	774
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/21	(15)	515	536
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/22	(15)	405	440
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/23	(15)	1,130	1,276
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/25	(15)	1,600	1,931
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/27	(15)	500	635
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/29	(15)	1,215	1,512
Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/30	(15)	1,000	1,238

96

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Inglewood CA Unified School District GO	4.000%	8/1/22	(15)	1,100	1,183
Inglewood CA Unified School District GO	4.000%	8/1/23	(15)	450	499
Inglewood CA Unified School District GO	4.000%	8/1/24	(15)	250	285
Inglewood CA Unified School District GO	4.000%	8/1/25	(15)	300	350
Inglewood CA Unified School District GO	4.000%	8/1/27	(15)	250	302
Inglewood CA Unified School District GO	5.000%	8/1/28	(15)	325	412
Inglewood CA Unified School District GO	5.000%	8/1/29	(15)	350	441
Inglewood CA Unified School District GO	5.000%	8/1/30	(15)	400	500
Inglewood CA Unified School District GO	5.000%	8/1/33	(15)	500	613
Inglewood CA Unified School District GO	5.000%	8/1/34	(15)	600	733
Inglewood CA Unified School District GO	4.000%	8/1/35	(15)	500	574
Inglewood CA Unified School District GO	4.000%	8/1/37	(15)	260	297
Inglewood CA Unified School District GO	4.000%	8/1/38	(15)	505	575
Inglewood CA Unified School District GO	4.000%	8/1/39	(15)	750	851
Irvine CA Ranch Water District Revenue VRDO	0.040%	6/1/20	LOC	26,210	26,210
Irvine CA Reassessment District No. 12-1 Improvement Revenue	4.000%	9/2/20		2,425	2,447
Irvine CA Reassessment District No. 12-1 Improvement Revenue	4.000%	9/2/21		1,750	1,833
Irvine CA Reassessment District No. 12-1 Improvement Revenue	5.000%	9/2/23		400	436
Irvine CA Reassessment District No. 13-1 Improvement Revenue	5.000%	9/2/20		350	354
Irvine CA Reassessment District No. 13-1 Improvement Revenue	5.000%	9/2/22		1,125	1,234
Irvine CA Reassessment District No. 15-1 Improvement Revenue	5.000%	9/2/22		1,000	1,095
Irvine CA Reassessment District No. 15-2 Improvement Revenue	4.000%	9/2/20		750	755
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/21		675	707
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/22		650	703
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/23		800	894
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/24		850	975
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/25		450	528
Irvine CA Reassessment District No. 15-2 Improvement Revenue	5.000%	9/2/26		800	927
Irvine CA Reassessment District No. 19-1 Improvement Revenue	4.000%	9/2/22		220	237
Irvine CA Reassessment District No. 19-1 Improvement Revenue	5.000%	9/2/23		200	229
Irvine CA Reassessment District No. 19-1 Improvement Revenue	5.000%	9/2/24		200	237
Irvine CA Reassessment District No. 19-1 Improvement Revenue	5.000%	9/2/25		250	305
Irvine CA Reassessment District No. 19-1 Improvement Revenue	5.000%	9/2/26		300	375
Irvine CA Reassessment District No. 19-1 Improvement Revenue	5.000%	9/2/27		375	481

97

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Irvine CA Reassessment District No. 19-1 Improvement Revenue	5.000%	9/2/28		520	682
Irvine CA Reassessment District No. 19-1 Improvement Revenue	5.000%	9/2/29		500	669
Irvine CA Reassessment District No. 19-1 Improvement Revenue	5.000%	9/2/30		330	436
Irvine CA Reassessment District No. 85-7A Improvement Revenue VRDO	0.040%	6/1/20	LOC	4,100	4,100
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/21		1,500	1,570
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/23		1,150	1,284
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/24		1,225	1,407
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/26		1,300	1,558
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/27		150	183
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/28		525	637
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/29		360	454
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/30		200	250
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/30		385	463
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/31		350	434
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/31		200	239
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/32		450	533
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/32		525	622
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/33		410	500
Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/33		1,090	1,281

98

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/33		250	294
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/35		250	302
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/35		510	595
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/36		265	317
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/36		350	406
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	4.000%	9/1/37		565	618
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	4.000%	9/1/38		275	299
	Irvine CA Unified School District Community Facilities District No. 09-1 Special Tax Revenue	4.000%	9/1/39		250	271
	Irvine Ranch CA Water District COP	5.000%	3/1/32		3,640	4,530
	Irvine Ranch CA Water District COP	5.000%	3/1/33		2,790	3,459
	Irvine Ranch CA Water District COP	5.000%	3/1/34		1,300	1,606
	Irvine Ranch CA Water District COP	5.000%	3/1/36		1,000	1,227
	Irvine Ranch CA Water District Revenue	5.000%	2/1/33		1,000	1,242
	Irvine Ranch CA Water District Revenue	5.000%	2/1/34		2,000	2,481
	Irvine Ranch CA Water District Revenue	5.000%	2/1/35		2,500	3,094
	Irvine Ranch CA Water District Revenue	5.000%	2/1/36		2,665	3,289
	Jefferson CA Union High School District GO	5.000%	8/1/21	(15)	500	528
	Jefferson CA Union High School District GO	5.000%	8/1/22	(15)	700	770
	Jefferson CA Union High School District GO	5.000%	8/1/23	(15)	1,035	1,184
	Jefferson CA Union High School District GO	5.000%	8/1/24	(15)	875	1,037
	Jefferson CA Union High School District GO	5.000%	8/1/25	(15)	880	1,077
[3]	Jefferson CA Union High School District GO	4.000%	8/1/33		200	234
[3]	Jefferson CA Union High School District GO	4.000%	8/1/34		125	146
[3]	Jefferson CA Union High School District GO	3.000%	8/1/35		150	160
[3]	Jefferson CA Union High School District GO	3.000%	8/1/36		250	266
[3]	Jefferson CA Union High School District GO	3.000%	8/1/37		275	291
[3]	Jefferson CA Union High School District GO	4.000%	8/1/38		365	419
[3]	Jefferson CA Union High School District GO	4.000%	8/1/39		400	458
[3]	Jefferson CA Union High School District GO	4.000%	8/1/40		300	343
	Jurupa CA Public Financing Authority Special Tax Revenue	4.000%	9/1/20		1,385	1,398
	Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/21		500	529
	Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/22		1,535	1,677
	Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/23		1,365	1,543

99

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/24		620	722
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/25		1,725	2,063
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/20		1,585	1,585
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/21		3,755	3,927
Kaweah CA Delta Health Care District Revenue	5.000%	6/1/22		3,950	4,257
Kaweah CA Delta Health Care District Revenue	4.000%	6/1/36		4,930	5,332
Kern CA Community College District GO	0.000%	11/1/27	(14)	7,375	6,723
La Canada CA Unified School District GO	4.000%	8/1/22		275	296
La Canada CA Unified School District GO	4.000%	8/1/23		250	277
La Canada CA Unified School District GO	4.000%	8/1/24		215	245
La Canada CA Unified School District GO	4.000%	8/1/33		510	602
La Canada CA Unified School District GO	4.000%	8/1/38		1,030	1,193
La Quinta CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23		750	854
La Quinta CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24		1,250	1,420
La Quinta CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25		1,250	1,416
La Quinta CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28		1,000	1,164
La Quinta CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29		1,000	1,160
La Quinta CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30		1,500	1,660
La Quinta CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31		6,595	7,279
La Quinta CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32		1,515	1,739
La Quinta CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	(4)	5,200	5,828
La Quinta CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34		1,050	1,199
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/23		300	308
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/24		310	318
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/25		550	563
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/29		750	759
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	3.000%	8/1/20		750	754
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/21		690	720
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22		590	640
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	(4)	435	496
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	(4)	435	513
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	(4)	600	729
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/26	(4)	1,355	1,607
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/27	(4)	2,100	2,458

100

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/28	(4)	1,850	2,158
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29	(4)	890	1,084
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30	(4)	1,000	1,212
Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/33	(4)	1,200	1,433
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/21		1,810	1,917
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/23		2,190	2,473
Liberty CA Union High School District GO	4.000%	8/1/30		750	902
Liberty CA Union High School District GO	4.000%	8/1/31		565	676
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	4.000%	9/1/21		650	681
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	4.000%	9/1/22		450	484
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	4.000%	9/1/23		450	499
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	4.000%	9/1/24		600	681
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/25		550	665
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/26	(4)	1,000	1,240
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/27	(4)	1,025	1,302
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/28	(4)	1,270	1,644
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/29	(4)	2,540	3,268
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/30	(4)	3,300	4,190
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/31	(4)	3,415	4,293
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	3.125%	9/1/33	(4)	2,495	2,701
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/33	(4)	1,625	2,011
Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	3.250%	9/1/34	(4)	1,375	1,491
Livermore Valley CA Joint Unified School District GO	5.000%	8/1/21		1,000	1,055
Livermore Valley CA Joint Unified School District GO	5.000%	8/1/22		1,075	1,180
Livermore Valley CA Joint Unified School District GO	5.000%	8/1/23		1,155	1,316
Livermore Valley CA Joint Unified School District GO	5.000%	8/1/24		1,240	1,459
Livermore Valley CA Joint Unified School District GO	5.000%	8/1/25		1,180	1,431
Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30		435	507

101

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32		350	403
Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34		650	742
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/29		500	644
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/31		575	728
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/32		700	878
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/33		700	873
Livermore Valley CA Water Financing Authority Revenue	5.000%	7/1/35		600	743
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/22	(4)	1,000	1,108
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/25	(4)	1,335	1,650
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/28	(4)	1,330	1,782
Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/29	(4)	700	928
Lodi CA Unified School District GO	4.000%	8/1/37		2,700	3,094
Long Beach CA Community College District GO	0.000%	6/1/29	(ETM)	960	863
Long Beach CA Community College District GO	0.000%	6/1/29	(4)	5,420	4,789
Long Beach CA Community College District GO	4.000%	8/1/31		1,230	1,463
Long Beach CA Community College District GO	4.000%	8/1/33		400	478
Long Beach CA Community College District GO	4.000%	8/1/33		760	893
Long Beach CA Community College District GO	4.000%	8/1/34		600	702
Long Beach CA Community College District GO	4.000%	8/1/35		670	794
Long Beach CA Community College District GO	3.000%	8/1/36		1,380	1,489
Long Beach CA Community College District GO	3.000%	8/1/37		2,860	3,077
Long Beach CA Community College District GO	3.000%	8/1/38		3,160	3,377
Long Beach CA Community College District GO	3.000%	8/1/39		3,395	3,618
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20		3,330	3,390
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/21		500	528
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/22		260	284
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/24		8,060	9,252

102

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/30		1,175	1,548
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/32		3,270	4,396
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/35		560	739
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/37		8,345	11,762
[2]	Long Beach CA Finance Authority Natural Gas Purchase Revenue, 67% of 3M USD LIBOR + 1.410%	1.673%	11/15/25		16,845	16,300
[2]	Long Beach CA Finance Authority Natural Gas Purchase Revenue, 67% of 3M USD LIBOR + 1.430%	1.693%	11/15/26		10,025	9,623
	Long Beach CA Harbor Revenue	5.000%	5/15/33		1,000	1,177
	Long Beach CA Harbor Revenue	5.000%	5/15/34		2,000	2,350
	Long Beach CA Harbor Revenue	5.000%	5/15/35		2,825	3,313
	Long Beach CA Harbor Revenue	5.000%	5/15/38		1,225	1,543
	Long Beach CA Unified School District GO	0.000%	8/1/25	(12)	1,595	1,508
	Long Beach CA Unified School District GO	0.000%	8/1/26	(12)	1,450	1,343
	Long Beach CA Unified School District GO	0.000%	8/1/27		2,500	2,161
	Long Beach CA Unified School District GO	5.000%	8/1/30		5,000	5,482
	Long Beach CA Unified School District GO	4.000%	8/1/32		1,000	1,216
	Long Beach CA Unified School District GO	3.000%	8/1/34		550	607
	Long Beach CA Unified School District GO	3.000%	8/1/35		1,140	1,251
	Long Beach CA Unified School District GO	3.000%	8/1/36		2,080	2,254
	Long Beach CA Unified School District GO	3.000%	8/1/39		2,840	3,011
	Long Beach CA Unified School District GO	3.000%	8/1/40		3,105	3,274
	Los Alamitos CA Unified School District No. 1 GO	3.000%	8/1/36		1,145	1,236
	Los Alamitos CA Unified School District No. 1 GO	3.000%	8/1/37		1,260	1,355
	Los Angeles CA Community College District GO	4.000%	8/1/21		555	580
	Los Angeles CA Community College District GO	5.000%	8/1/22		3,155	3,486
	Los Angeles CA Community College District GO	5.000%	8/1/25		25	31
	Los Angeles CA Community College District GO	5.000%	8/1/28		37,345	44,357
	Los Angeles CA Community College District GO	5.000%	8/1/29		12,860	15,228
	Los Angeles CA Community College District GO	4.000%	8/1/30		1,000	1,095
	Los Angeles CA Community College District GO	4.000%	8/1/30		4,075	4,593
	Los Angeles CA Community College District GO	5.000%	8/1/30		8,840	10,436
	Los Angeles CA Community College District GO	4.000%	8/1/31		6,145	6,709
	Los Angeles CA Community College District GO	4.000%	8/1/31		4,320	4,844
	Los Angeles CA Community College District GO	4.000%	8/1/31		8,575	10,209

103

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Community College District GO	5.000%	8/1/31	37,455	44,064
Los Angeles CA Community College District GO	4.000%	8/1/32	5,205	5,805
Los Angeles CA Community College District GO	4.000%	8/1/32	14,500	16,171
Los Angeles CA Community College District GO	4.000%	8/1/33	19,215	21,363
Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	2,254
Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	4,086
Los Angeles CA Community College District GO	4.000%	8/1/35	14,150	16,148
Los Angeles CA Community College District GO	4.000%	8/1/35	4,000	4,651
Los Angeles CA Community College District GO	4.000%	8/1/36	10,010	11,387
Los Angeles CA Community College District GO	4.000%	8/1/36	4,900	5,677
Los Angeles CA Community College District GO	5.000%	8/1/36	8,840	10,782
Los Angeles CA Community College District GO	4.000%	8/1/37	10,000	11,346
Los Angeles CA Community College District GO	4.000%	8/1/37	6,500	7,509
Los Angeles CA Community College District GO	4.000%	8/1/37	1,025	1,163
Los Angeles CA Community College District GO	4.000%	8/1/37	10,000	10,776
Los Angeles CA Community College District GO	4.000%	8/1/38	19,360	21,916
Los Angeles CA Community College District GO	4.000%	8/1/39	9,000	10,168
Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/23	855	984
Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/24	985	1,176
Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/25	1,475	1,757
Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/26	1,185	1,405
Los Angeles CA Community Facilities District No.4 Special Tax Revenue (Playa Vista - Phase 1)	5.000%	9/1/27	1,965	2,323
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/22	1,035	1,123
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/23	1,420	1,535

104

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/23	1,000	1,125
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/24	1,700	1,837
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/25	1,500	1,620
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/25	1,345	1,612
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26	375	461
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/26	1,535	1,825
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/27	2,020	2,391
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/28	2,000	2,355
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/29	4,385	4,427
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/29	1,115	1,235
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30	1,835	1,853
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30	1,200	1,328
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30	675	835
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	330	425
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	1,190	1,316
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/32	1,700	1,878
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/33	1,510	1,667
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/33	1,800	2,186
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34	4,135	4,560
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34	4,750	5,509
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34	1,955	2,368
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	2,000	2,316
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	1,850	2,232
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/36	2,750	3,402
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/36	2,270	2,729
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/37	3,000	3,699
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/37	2,500	2,997

105

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/38		3,145	3,877
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/39		2,500	3,073
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/40		1,805	2,069
Los Angeles CA Department of Airports Revenue (Los Angeles International Airport)	5.000%	5/15/32		6,500	8,407
Los Angeles CA Department of Airports Revenue (Los Angeles International Airport)	5.000%	5/15/33		8,510	10,930
Los Angeles CA Department of Airports Revenue (Los Angeles International Airport)	5.000%	5/15/33		110	128
Los Angeles CA Department of Airports Revenue (Los Angeles International Airport)	5.000%	5/15/33		110	138
Los Angeles CA Department of Airports Revenue (Los Angeles International Airport)	5.000%	5/15/34		4,500	5,760
Los Angeles CA Department of Airports Revenue (Los Angeles International Airport)	5.000%	5/15/35		7,500	9,553
Los Angeles CA Department of Airports Revenue (Los Angeles International Airport)	5.000%	5/15/36		14,000	17,747
Los Angeles CA Department of Airports Revenue (Los Angeles International Airport)	5.000%	5/15/36		3,000	3,750
Los Angeles CA Department of Airports Revenue (Los Angeles International Airport)	5.000%	5/15/37		8,180	10,331
Los Angeles CA Department of Airports Revenue (Los Angeles International Airport)	5.000%	5/15/38		5,800	7,324
Los Angeles CA Department of Airports Revenue (Los Angeles International Airport)	5.000%	5/15/39		12,000	15,107
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/21	(Prere.)	140	147
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/22		2,630	2,892
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/22		9,985	10,503
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/22		1,060	1,166
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/23		5,605	6,161
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24		1,020	1,211
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/24		3,025	3,598
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/25		520	638
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/25		1,395	1,716
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/25		10,100	11,306
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26		750	931
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26		1,755	2,183
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26		6,060	7,538

106

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26	1,500	1,646
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/26	4,800	5,368
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/28	8,030	9,631
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	1,500	1,736
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	965	1,188
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	3,825	4,572
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	10,000	11,546
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	2,065	2,428
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	10,010	12,564
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	450	553
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	15,035	17,026
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	7,000	8,074
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	2,500	2,937
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	4,690	5,517
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	2,625	3,377
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	7,750	9,195
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	14,320	16,169
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	7,000	7,913
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	6,730	7,739
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	3,300	3,862
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	6,080	7,126
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	2,190	2,799
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,590	1,934
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	5,525	6,733
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	5,000	5,638
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,055	1,340
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	31,480	37,224

107

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	35,250	41,612
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	4,500	5,473
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	2,000	2,333
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	5,305	6,201
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	12,005	14,006
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	1,540	1,950
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	20,755	26,631
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	1,565	1,894
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	2,250	2,728
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	2,000	2,522
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	6,510	8,317
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,050	1,266
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	4,000	4,930
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	20,525	25,787
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,545	1,862
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	3,050	3,881
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	1,455	1,757
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	5,000	6,143
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	25,260	31,640
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	5,000	6,246
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	1,460	1,867
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	3,125	3,617
[1]	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.290%	6/5/20	7,250	7,250
	Los Angeles CA Department of Water & Power Revenue VRDO	0.040%	6/1/20	34,185	34,185
	Los Angeles CA Department of Water & Power Revenue VRDO	0.040%	6/1/20	6,000	6,000
	Los Angeles CA Department of Water & Power Revenue VRDO	0.040%	6/1/20	6,900	6,900
	Los Angeles CA Department of Water & Power Revenue VRDO	0.040%	6/1/20	6,000	6,000

108

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Water & Power Revenue VRDO	0.050%	6/1/20	7,600	7,600
Los Angeles CA Department of Water & Power Revenue VRDO	0.050%	6/1/20	9,000	9,000
Los Angeles CA Department of Water & Power Revenue VRDO	0.060%	6/1/20	2,800	2,800
Los Angeles CA Department of Water & Power Revenue VRDO	0.050%	6/5/20	9,650	9,650
Los Angeles CA Department of Water & Power System Revenue	5.000%	7/1/35	38,460	45,269
Los Angeles CA GO	5.000%	9/1/22	10,010	10,604
Los Angeles CA Harbor Department Revenue	5.000%	8/1/20	500	504
Los Angeles CA Harbor Department Revenue	5.000%	8/1/21	750	789
Los Angeles CA Harbor Department Revenue	5.000%	8/1/25	3,795	3,990
Los Angeles CA Harbor Department Revenue	5.000%	8/1/30	4,045	4,976
Los Angeles CA Harbor Department Revenue	5.000%	8/1/31	2,560	3,144
Los Angeles CA Harbor Department Revenue	5.000%	8/1/32	4,330	5,300
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	2,560	2,985
Los Angeles CA Harbor Department Revenue	5.000%	8/1/33	3,515	4,295
Los Angeles CA Harbor Department Revenue	4.000%	8/1/34	3,000	3,398
Los Angeles CA Harbor Department Revenue	4.000%	8/1/35	2,685	3,030
Los Angeles CA Harbor Department Revenue	5.000%	8/1/35	1,925	2,235
Los Angeles CA Harbor Department Revenue	4.000%	8/1/36	2,520	2,834
Los Angeles CA Harbor Department Revenue	5.000%	8/1/36	1,985	2,300
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/31	7,825	8,786
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/32	8,140	9,104
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/33	8,465	9,430
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	7,824
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	6,225	7,834
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/24	6,275	7,393
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/25	140	162
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/25	5,000	6,044
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/25	8,140	9,840
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/25	1,860	2,149
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/26	3,095	3,825
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/26	10,210	11,786
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/27	8,475	10,432
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/27	10,720	12,356
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/27	2,865	3,302

109

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/28	8,255	9,495
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/28	2,645	3,042
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/29	9,805	11,972
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/29	2,565	2,943
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/30	2,500	2,859
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/33	10,410	11,935
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34	6,170	7,029
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/34	3,055	3,457
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/35	28,255	32,075
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/35	2,410	2,720
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/36	6,380	7,212
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/36	9,590	11,407
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/36	2,725	3,070
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/37	5,010	5,637
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/38	4,000	4,494
Los Angeles CA Unified School District GO	4.000%	7/1/21	1,000	1,040
Los Angeles CA Unified School District GO	5.000%	7/1/21	8,750	9,197
Los Angeles CA Unified School District GO	5.000%	7/1/21	2,940	3,090
Los Angeles CA Unified School District GO	3.000%	7/1/22	1,595	1,685
Los Angeles CA Unified School District GO	4.000%	7/1/22	18,320	19,734
Los Angeles CA Unified School District GO	4.000%	7/1/22	1,100	1,185
Los Angeles CA Unified School District GO	5.000%	7/1/22	13,000	14,273
Los Angeles CA Unified School District GO	3.000%	7/1/23	1,550	1,677
Los Angeles CA Unified School District GO	4.000%	7/1/23	425	473
Los Angeles CA Unified School District GO	5.000%	7/1/23	7,185	8,212
Los Angeles CA Unified School District GO	5.000%	7/1/23	3,860	4,412
Los Angeles CA Unified School District GO	5.000%	7/1/23	6,905	7,892
Los Angeles CA Unified School District GO	5.000%	7/1/23	7,275	8,315
Los Angeles CA Unified School District GO	4.000%	7/1/24	9,000	10,308
Los Angeles CA Unified School District GO	5.000%	7/1/24	11,000	13,043
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,010	4,205
Los Angeles CA Unified School District GO	5.000%	7/1/24	1,075	1,275
Los Angeles CA Unified School District GO	5.000%	7/1/24	13,105	15,539
Los Angeles CA Unified School District GO	5.000%	7/1/24	3,430	3,597
Los Angeles CA Unified School District GO	5.000%	7/1/24	17,285	20,495
Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,743
Los Angeles CA Unified School District GO	5.000%	7/1/24	2,810	3,332
Los Angeles CA Unified School District GO	5.000%	7/1/25	6,010	6,299
Los Angeles CA Unified School District GO	5.000%	7/1/25	21,505	26,194

110

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/25	505	595
Los Angeles CA Unified School District GO	5.000%	7/1/25	1,510	1,778
Los Angeles CA Unified School District GO	5.000%	7/1/26	2,500	2,619
Los Angeles CA Unified School District GO	5.000%	7/1/26	16,270	20,301
Los Angeles CA Unified School District GO	5.000%	7/1/26	25,875	32,285
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	9,133
Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	9,151
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,600	2,722
Los Angeles CA Unified School District GO	5.000%	7/1/28	34,670	40,404
Los Angeles CA Unified School District GO	5.000%	7/1/29	2,500	2,617
Los Angeles CA Unified School District GO	5.000%	7/1/29	34,760	40,448
Los Angeles CA Unified School District GO	5.000%	7/1/30	3,015	3,155
Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,378
Los Angeles CA Unified School District GO	5.000%	7/1/30	24,615	28,579
Los Angeles CA Unified School District GO	5.000%	7/1/31	3,000	3,139
Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,397
Los Angeles CA Unified School District GO	4.000%	7/1/37	6,190	7,411
Los Angeles CA Unified School District GO	4.000%	7/1/38	3,925	4,666
Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	4,740
Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,685
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	2,110	2,212
Los Angeles CA Wastewater System Revenue	5.000%	6/1/22	2,750	3,010
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	1,760	2,008
Los Angeles CA Wastewater System Revenue	5.000%	6/1/26	13,090	14,308
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	10,000	10,918
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	5,420	6,113
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	10,880	12,253
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,525	1,832
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	5,000	6,007
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	16,925	19,040
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	4,500	5,407
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	5,000	5,618
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	2,355	2,948
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	4,500	5,051
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,840	3,542
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,985	3,722
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	3,000	3,723
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	6,250	7,756
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	7,000	8,662
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	3,675	4,547
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	4,050	5,117
Los Angeles County CA Metropolitan Transportation Authority Revenue (Union Station Gateway Project)	5.000%	7/1/25	1,055	1,295
Los Angeles County CA Metropolitan Transportation Authority Revenue (Union Station Gateway Project)	5.000%	7/1/26	2,000	2,450
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/22	2,895	3,191
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,383
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	4,000	4,766

111

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	7,459
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	6,258
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	8,585	9,736
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	7,473
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	6,241
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	8,985	10,178
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	12,246
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	6,217
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	12,116
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	6,194
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	890	1,097
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/21	2,440	2,607
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/22	1,155	1,268
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/22	1,275	1,414
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/23	1,500	1,647
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/24	1,515	1,663
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/24	1,325	1,571
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/25	1,325	1,454
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/25	970	1,183
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/30	2,500	2,734
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/30	1,000	1,337
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/30	780	1,043
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/31	3,000	3,277
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/31	1,700	2,246
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/31	820	1,083
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/32	865	1,130
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/33	6,190	7,394

112

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/33	2,000	2,586
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/33	910	1,177
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/34	2,000	2,566
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/34	955	1,225
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/35	2,000	2,545
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/35	1,005	1,279
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/36	2,090	2,640
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/36	1,055	1,333
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/37	3,745	4,700
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/37	1,110	1,393
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/38	3,925	4,895
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/38	1,165	1,453
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/39	4,345	5,388
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/39	1,225	1,519
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/40	8,770	10,787
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/40	1,290	1,587
[1]	Los Angeles County CA Public Works Financing Authority Lease Revenue TOB VRDO	0.180%	6/5/20	2,750	2,750
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/ North Hollywood Redevelopment Project)	5.000%	7/1/21	1,670	1,757
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/ North Hollywood Redevelopment Project)	5.000%	7/1/22	4,555	4,964
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/ North Hollywood Redevelopment Project)	5.000%	7/1/23	2,105	2,380
	Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Hollywood/ North Hollywood Redevelopment Project)	5.000%	7/1/24	2,215	2,499
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/20	1,000	1,016
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/29	1,470	1,808
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/30	3,060	3,754

113

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/31		4,300	5,265
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/32		7,225	8,833
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/33		8,350	10,189
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/34		7,100	8,647
Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/35		3,790	4,605
Los Angeles County CA School District GO	5.000%	7/1/31	(15)	15,775	20,098
Los Angeles County CA School District GO	5.000%	7/1/32	(15)	3,000	3,796
Los Angeles County CA School District GO	5.000%	7/1/33	(15)	5,080	6,394
Los Angeles County CA School District GO	5.000%	7/1/34	(15)	10,000	12,550
Los Angeles County CA School District GO	5.000%	7/1/35	(15)	10,000	12,498
Los Angeles County CA School District GO	5.000%	7/1/36	(15)	5,600	6,972
Los Angeles County CA School District GO	5.000%	7/1/37	(15)	5,870	7,286
Los Angeles County CA School District GO	5.000%	7/1/38	(15)	5,120	6,338
Los Angeles County CA Unified School District GO	5.000%	7/1/21		12,500	13,139
Los Angeles County CA Unified School District GO	5.000%	7/1/30		1,150	1,414
Los Angeles County CA Unified School District GO	5.000%	7/1/30		9,750	12,962
Los Angeles County CA Unified School District GO	3.000%	1/1/34		17,750	19,426
Los Angeles County Facilities Inc. Lease Revenue	5.000%	12/1/36		1,440	1,818
Los Angeles County Facilities Inc. Lease Revenue	5.000%	12/1/37		1,335	1,680
Los Rios CA Community College District GO	5.000%	8/1/24		500	592
Los Rios CA Community College District GO	5.000%	8/1/25		500	611
Los Rios CA Community College District GO	5.000%	8/1/26		1,410	1,770
Los Rios CA Community College District GO	5.000%	8/1/27		1,100	1,418
Los Rios CA Community College District GO	5.000%	8/1/30		1,140	1,450
Los Rios CA Community College District GO	4.000%	8/1/31		3,070	3,671
Los Rios CA Community College District GO	4.000%	8/1/32		3,135	3,720
Los Rios CA Community College District GO	4.000%	8/1/33		3,145	3,694
Los Rios CA Community College District GO	4.000%	8/1/33		1,010	1,093
Los Rios CA Community College District GO	4.000%	8/1/35		250	291
Los Rios CA Community College District GO	4.000%	8/1/35		3,750	4,358
Los Rios CA Community College District GO	4.000%	8/1/36		700	809
Los Rios CA Community College District GO	4.000%	8/1/37		525	605
Los Rios CA Community College District GO	4.000%	8/1/38		610	701
M-S-R California Energy Authority Revenue	6.125%	11/1/29		690	862
M-S-R California Energy Authority Revenue	7.000%	11/1/34		12,890	18,870
M-S-R California Energy Authority Revenue	7.000%	11/1/34		10,100	14,786
M-S-R California Energy Authority Revenue	7.000%	11/1/34		11,265	16,491
M-S-R California Energy Authority Revenue	6.500%	11/1/39		10,370	15,513
M-S-R California Energy Authority Revenue	6.500%	11/1/39		11,670	17,458
M-S-R California Energy Authority Revenue	6.500%	11/1/39		9,445	14,129
M-S-R California Public Power Agency Revenue (San Juan Project)	5.000%	7/1/21		5,020	5,282

114

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
M-S-R California Public Power Agency Revenue (San Juan Project)	5.000%	7/1/22		9,025	9,893
Manhattan Beach CA Unified School District GO	0.000%	9/1/26	(14)	2,160	2,016
Manteca CA Redevelopment Agency Tax Allocation Revenue	4.000%	10/1/27	(15)	265	321
Manteca CA Redevelopment Agency Tax Allocation Revenue	4.000%	10/1/28	(15)	375	463
Manteca CA Redevelopment Agency Tax Allocation Revenue	4.000%	10/1/29	(15)	350	437
Manteca CA Redevelopment Agency Tax Allocation Revenue	4.000%	10/1/30	(15)	325	407
Manteca CA Redevelopment Agency Tax Allocation Revenue	4.000%	10/1/32	(15)	550	677
Manteca CA Redevelopment Agency Tax Allocation Revenue	4.000%	10/1/39	(15)	1,110	1,321
Manteca CA Unified School District GO	5.000%	8/1/21		1,000	1,056
Manteca CA Unified School District GO	5.000%	8/1/22		1,000	1,097
Manteca CA Unified School District GO	5.000%	8/1/23		1,130	1,287
Marin CA Community College District GO	5.000%	8/1/23		550	632
Marin CA Community College District GO	5.000%	8/1/24		445	531
Marin CA Community College District GO	5.000%	8/1/25		605	746
Marin CA Community College District GO	4.000%	8/1/29		450	550
Marin CA Community College District GO	4.000%	8/1/30		800	971
Marin CA Community College District GO	4.000%	8/1/31		7,660	9,189
Marin CA Community College District GO	4.000%	8/1/32		1,000	1,157
Marin CA Community College District GO	4.000%	8/1/32		2,945	3,494
Marin CA Community College District GO	4.000%	8/1/33		1,900	2,232
Marin CA Community College District GO	4.000%	8/1/34		1,000	1,145
Marin CA Community College District GO	4.000%	8/1/34		3,030	3,537
Marin CA Community College District GO	4.000%	8/1/36		665	756
Marin CA Healthcare District GO	5.000%	8/1/28		435	529
Marin CA Healthcare District GO	5.000%	8/1/30		500	603
Marin CA Healthcare District GO	5.000%	8/1/31		1,000	1,202
Marin CA Healthcare District GO	5.000%	8/1/32		1,850	2,214
Marin CA Healthcare District GO	5.000%	8/1/33		1,350	1,610
Marin CA Healthcare District GO	5.000%	8/1/34		1,275	1,517
Marin CA Healthcare District GO	4.000%	8/1/35		1,750	1,952
Marin CA Healthcare District GO	4.000%	8/1/40		12,000	13,254
Marin CA Municipal Water District Financing Authority Water Revenue	5.000%	7/1/44		6,000	6,588
Marina Coast Water District California Enterprise Revenue	4.000%	6/1/22		1,090	1,173
Marysville CA Revenue (Fremont-Rideout Health Group)	5.250%	1/1/21	(Prere.)	1,780	1,832
Marysville CA Revenue (Fremont-Rideout Health Group)	5.250%	1/1/21	(Prere.)	2,730	2,809
Marysville CA Revenue (Fremont-Rideout Health Group)	5.250%	1/1/21	(Prere.)	1,500	1,544
Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/20		400	406

115

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/21	(4)	615	654
	Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/22	(4)	520	574
	Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	(4)	1,000	1,215
	Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(4)	1,250	1,510
	Menlo Park CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/29	(4)	400	480
[3]	Mesa CA Water District COP	5.000%	3/15/28		375	496
[3]	Mesa CA Water District COP	5.000%	3/15/29		250	338
[3]	Mesa CA Water District COP	5.000%	3/15/30		405	558
[3]	Mesa CA Water District COP	5.000%	3/15/31		250	342
[3]	Mesa CA Water District COP	5.000%	3/15/32		350	474
[3]	Mesa CA Water District COP	5.000%	3/15/33		350	470
[3]	Mesa CA Water District COP	5.000%	3/15/34		350	467
[3]	Mesa CA Water District COP	5.000%	3/15/35		400	531
[3]	Mesa CA Water District COP	5.000%	3/15/36		535	707
[3]	Mesa CA Water District COP	5.000%	3/15/37		800	1,051
[3]	Mesa CA Water District COP	3.000%	3/15/38		1,200	1,295
[3]	Mesa CA Water District COP	4.000%	3/15/39		770	915
	Metropolitan Water District of Southern California Revenue	5.000%	7/1/21		2,780	2,926
	Metropolitan Water District of Southern California Revenue	5.000%	7/1/23		1,055	1,210
	Metropolitan Water District of Southern California Revenue	5.000%	7/1/26		3,325	4,089
	Metropolitan Water District of Southern California Revenue	5.000%	7/1/30		2,150	2,359
	Metropolitan Water District of Southern California Revenue	5.000%	10/1/30		3,585	3,890
	Metropolitan Water District of Southern California Revenue	5.000%	7/1/31		2,250	2,467
	Metropolitan Water District of Southern California Revenue	5.000%	10/1/34		1,690	2,265
	Metropolitan Water District of Southern California Revenue	5.000%	10/1/35		1,500	2,001
	Metropolitan Water District of Southern California Revenue	5.000%	10/1/37		1,600	2,114
	Metropolitan Water District of Southern California Revenue	5.000%	10/1/38		1,870	2,461
	Metropolitan Water District of Southern California Revenue	5.000%	10/1/39		1,750	2,297
	Metropolitan Water District of Southern California Revenue	5.000%	10/1/40		1,750	2,290
	Modesto CA Community Facilities District No. 2004-1 Special Tax Revenue (Village One No. 2)	5.000%	9/1/29		1,570	1,794

116

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Modesto CA Community Facilities District No. 2004-1 Special Tax Revenue (Village One No. 2)	5.000%	9/1/30		1,700	1,936
	Modesto CA High School District Stanislaus County GO	0.000%	8/1/26	(14)	5,000	4,635
	Modesto CA Irrigation District Electric Revenue	5.000%	7/1/21		1,000	1,053
	Modesto CA Irrigation District Electric Revenue	5.000%	7/1/22		1,025	1,123
	Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/31		1,475	1,763
	Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/31		1,840	2,200
	Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/36		1,685	2,101
	Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/37		2,355	2,927
	Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/38		2,015	2,497
	Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/39		2,000	2,472
	Montclair CA Redevelopment Agency Successor Tax Allocation	4.000%	10/1/31		660	783
	Montclair CA Redevelopment Agency Successor Tax Allocation	4.000%	10/1/34		615	714
	Montebello CA Unified School District GO	5.000%	8/1/41		2,555	2,967
[1]	Montebello CA Unified School District GO TOB VRDO	0.170%	6/5/20		4,800	4,800
	Moreno Valley CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29		1,200	1,487
	Moreno Valley CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/32		1,020	1,239
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/21		615	638
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/22		685	728
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/23		735	799
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24		780	862
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25		845	990
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26		930	1,108
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27		1,010	1,196
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29		1,185	1,385
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31		1,390	1,595
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35		920	1,033

117

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value*
		Coupon	Date		($000)	($000)
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	3/1/23		1,330	1,504
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23		2,550	2,940
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28		5,075	5,781
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29		5,430	6,178
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31		2,990	3,393
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32		4,315	4,894
	Morgan Hill CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33		2,000	2,265
	Morgan Hill CA Unified School District GO	4.000%	8/1/32		400	475
	Morgan Hill CA Unified School District GO	4.000%	8/1/33		200	235
	Morgan Hill CA Unified School District GO	4.000%	8/1/34		250	292
	Morgan Hill CA Unified School District GO	4.000%	8/1/36		1,240	1,434
	Morgan Hill CA Unified School District GO	4.000%	8/1/37		745	859
	Mount Diablo CA Unified School District GO	5.000%	8/1/21		785	829
	Mount San Antonio CA Community College District GO	0.000%	8/1/25		2,000	1,930
	Mount San Antonio CA Community College District GO	5.000%	8/1/35		2,000	2,608
[4]	Mount San Antonio CA Community College District GO, 5.875% coupon rate effective 8/1/2023	0.000%	8/1/28		3,000	3,455
	Mount San Jacinto CA Community College District GO	4.000%	8/1/37		3,290	3,859
	Mount San Jacinto CA Community College District GO	4.000%	8/1/38		1,400	1,635
	Mountain View CA Los Altos Union High School District GO	0.000%	8/1/26		3,500	3,305
	Mountain View CA Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	(4)	500	636
	Mountain View CA Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	(4)	350	440
	Mountain View CA Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	(4)	450	563
	Mountain View CA Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	(4)	1,220	1,516
	Mountain View-Whisman CA School District COP	4.000%	6/1/20	(ETM)	500	500
	Mountain View-Whisman CA School District COP	5.000%	6/1/21	(ETM)	285	299
	Mountain View-Whisman CA School District COP	5.000%	6/1/22	(ETM)	400	438
	Mountain View-Whisman CA School District GO	5.000%	9/1/24		400	478
	Mountain View-Whisman CA School District GO	5.000%	9/1/25		630	776
	Mountain View-Whisman CA School District GO	5.000%	9/1/26		1,110	1,405

118

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Mountain View-Whisman CA School District GO	4.000%	9/1/32		250	312
	Mountain View-Whisman CA School District GO	4.000%	9/1/33		500	619
	Mountain View-Whisman CA School District GO	3.000%	9/1/35		640	701
	Mountain View-Whisman CA School District GO	3.000%	9/1/37		750	815
	Mountain View-Whisman CA School District GO	3.000%	9/1/39		1,200	1,288
	Murrieta Valley CA Unified School District GO	5.000%	9/1/20	(4)	775	784
	Murrieta Valley CA Unified School District GO	5.000%	9/1/21	(4)	1,605	1,702
	Murrieta Valley CA Unified School District GO	4.000%	9/1/22	(4)	320	345
	Murrieta Valley CA Unified School District GO	4.000%	9/1/23	(4)	850	944
	Murrieta Valley CA Unified School District GO	5.000%	9/1/23	(4)	1,460	1,668
	Murrieta Valley CA Unified School District GO	4.000%	9/1/24	(4)	350	399
	Murrieta Valley CA Unified School District GO	5.000%	9/1/25	(4)	700	840
	Murrieta Valley CA Unified School District GO	5.000%	9/1/25	(4)	1,400	1,680
	Murrieta Valley CA Unified School District GO	5.000%	9/1/26	(4)	520	623
	Murrieta Valley CA Unified School District GO	5.000%	9/1/26	(4)	1,625	1,947
	Murrieta Valley CA Unified School District GO	5.000%	9/1/27	(4)	465	556
	Murrieta Valley CA Unified School District GO	5.000%	9/1/28	(4)	300	356
	Murrieta Valley CA Unified School District GO	0.000%	9/1/33	(4)	475	362
	Napa Valley CA Unified School District GO	5.000%	8/1/31		205	253
	Napa Valley CA Unified School District GO	4.000%	8/1/33	(4)	2,370	2,754
	Napa Valley CA Unified School District GO	4.000%	8/1/36	(4)	3,175	3,634
[4]	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/30		8,130	9,114
[4]	Napa Valley Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/31		4,650	5,169
	Natomas CA Unified School District COP	4.000%	12/1/23	(15)	1,650	1,706
	Natomas CA Unified School District COP	4.000%	12/1/24	(15)	1,720	1,777
	Natomas CA Unified School District COP	4.000%	12/1/25	(15)	1,790	1,847
	Natomas CA Unified School District COP	4.000%	12/1/26	(15)	1,865	1,923
	Natomas CA Unified School District COP	4.000%	12/1/27	(15)	1,940	1,999
	Natomas CA Unified School District COP	4.000%	12/1/28	(15)	2,020	2,080
	Natomas CA Unified School District COP	4.000%	12/1/29	(15)	2,100	2,160
	Natomas CA Unified School District COP	4.000%	12/1/30	(15)	2,185	2,246
	Natomas CA Unified School District COP	4.000%	12/1/31	(15)	2,275	2,336
	Natomas CA Unified School District COP	4.000%	12/1/32	(15)	2,365	2,426
	Nevada CA Union High School District GO	4.000%	8/1/32		1,320	1,583
	Nevada CA Union High School District GO	4.000%	8/1/33		1,410	1,672
	Nevada CA Union High School District GO	4.000%	8/1/34		580	683
	New Haven CA Unified School District GO	5.000%	8/1/26		4,535	5,644
	New Haven CA Unified School District GO	5.000%	8/1/27		1,335	1,660
	New Haven CA Unified School District GO	4.000%	8/1/29		100	122
	New Haven CA Unified School District GO	4.000%	8/1/30		100	121
	New Haven CA Unified School District GO	4.000%	8/1/31		100	120
	New Haven CA Unified School District GO	4.000%	8/1/32		100	119
	New Haven CA Unified School District GO	4.000%	8/1/35		325	379
	New Haven CA Unified School District GO	4.000%	8/1/36		155	180
	New Haven CA Unified School District GO	4.000%	8/1/37		300	348
	New Haven CA Unified School District GO	4.000%	8/1/38		805	930
	New Haven CA Unified School District GO	5.000%	8/1/40		955	1,128

119

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value*
	Coupon	Date		($000)	($000)
Newark CA Unified School District GO	0.000%	8/1/26	(4)	3,300	3,065
Newport Mesa CA Unified School District GO	5.000%	8/1/22		1,815	2,008
Newport Mesa CA Unified School District GO	5.000%	8/1/23		2,510	2,894
Newport Mesa CA Unified School District GO	5.000%	8/1/25		1,500	1,853
Newport Mesa CA Unified School District GO	5.000%	8/1/26		1,175	1,491
Newport Mesa CA Unified School District GO	0.000%	8/1/29		4,625	4,076
Newport Mesa CA Unified School District GO	0.000%	8/1/30		3,000	2,571
Newport Mesa CA Unified School District GO	0.000%	8/1/31		1,500	1,249
Newport Mesa CA Unified School District GO	0.000%	8/1/32		14,000	11,276
Norco CA Financing Authority Enterprise Revenue	5.000%	10/1/30		550	732
Norco CA Financing Authority Enterprise Revenue	5.000%	10/1/32		1,000	1,305
Norco CA Financing Authority Enterprise Revenue	4.000%	10/1/34		310	365
Norco CA Financing Authority Enterprise Revenue	4.000%	10/1/35		440	513
Norco CA Financing Authority Enterprise Revenue	5.000%	10/1/36		1,000	1,266
Norco CA Financing Authority Enterprise Revenue	5.000%	10/1/37		850	1,072
Norco CA Financing Authority Enterprise Revenue	4.000%	10/1/39		1,565	1,801
Norco CA Special Tax Revenue (Norco Ridge Ranch)	4.000%	9/1/20		845	853
Norco CA Special Tax Revenue (Norco Ridge Ranch)	4.000%	9/1/21		1,055	1,105
Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/22		970	1,063
Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/23		1,270	1,442
Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/24		1,380	1,615
Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/25		500	599
Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/26		1,620	1,996
Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/27		1,755	2,209
Norco CA Special Tax Revenue (Norco Ridge Ranch)	5.000%	9/1/28	(15)	750	968
North Orange County CA Community College District GO	4.000%	8/1/33		375	458
North Orange County CA Community College District GO	3.000%	8/1/38		1,805	1,958
North Orange County CA Community College District GO	3.000%	8/1/39		2,165	2,342
North Orange County CA Community College District GO	3.000%	8/1/40		2,200	2,374
Northern California Energy Authority Commodity Supply Revenue PUT	4.000%	7/1/24		84,710	92,491
Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/28		5,000	5,452

120

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/29		3,000	3,271
	Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/30		1,605	1,749
	Northern California Power Agency Revenue (Hydroelectric Project)	5.000%	7/1/31		1,600	1,744
	Northern California Transmission Agency Revenue	5.000%	5/1/21		245	255
	Northern California Transmission Agency Revenue	5.000%	5/1/22		200	217
	Northern California Transmission Agency Revenue	5.000%	5/1/23		385	435
	Northern California Transmission Agency Revenue	5.000%	5/1/24		695	811
	Northern California Transmission Agency Revenue	5.000%	5/1/25		2,030	2,445
	Northern California Transmission Agency Revenue	5.000%	5/1/27		1,285	1,578
	Northern California Transmission Agency Revenue	5.000%	5/1/28		1,180	1,441
	Northern California Transmission Agency Revenue	5.000%	5/1/29		1,775	2,160
	Northern California Transmission Agency Revenue	5.000%	5/1/31		1,385	1,665
	Northern California Transmission Agency Revenue	5.000%	5/1/32		2,525	3,020
	Northern California Transmission Agency Revenue	5.000%	5/1/33		4,285	5,100
	Northern California Transmission Agency Revenue	5.000%	5/1/34		3,285	3,901
	Northern California Transmission Agency Revenue	5.000%	5/1/36		5,000	5,899
	Northern California Transmission Agency Revenue	5.000%	5/1/37		3,500	4,119
	Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/20		2,330	1,468
	Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/21		1,215	765
	Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/22		1,355	854
	Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/23		1,495	942
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	0.130%	6/5/20	LOC	10,000	10,000
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	0.130%	6/5/20	LOC	10,000	10,000
[1]	Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	0.210%	6/5/20	LOC	25,500	25,500
	Oakdale CA Irrigation District Water Revenue	5.000%	8/1/26		240	276
	Oakdale CA Irrigation District Water Revenue	5.000%	8/1/27		350	402

121

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value*
	Coupon	Date		($000)	($000)
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/29		455	522
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/30		415	475
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/33		350	399
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/34		400	456
Oakdale CA Irrigation District Water Revenue	5.000%	8/1/35		300	341
Oakland CA GO	5.000%	1/15/21	(Prere.)	3,000	3,090
Oakland CA GO	5.000%	1/15/23		5,750	6,467
Oakland CA GO	2.000%	1/15/34		5,505	5,579
Oakland CA GO	2.000%	1/15/35		4,480	4,479
Oakland CA GO	2.125%	1/15/36		4,735	4,711
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21		3,000	3,177
Oakland CA Unified School District Alameda County GO	5.000%	8/1/21		200	210
Oakland CA Unified School District Alameda County GO	5.000%	8/1/27		175	217
Oakland CA Unified School District Alameda County GO	5.000%	8/1/28		2,940	3,637
Oakland CA Unified School District Alameda County GO	5.000%	8/1/30		1,800	2,204
Oakland CA Unified School District GO	5.000%	8/1/20		2,525	2,543
Oakland CA Unified School District GO	5.000%	8/1/20		5,030	5,065
Oakland CA Unified School District GO	5.000%	8/1/21		1,600	1,678
Oakland CA Unified School District GO	5.000%	8/1/21	(4)	3,195	3,351
Oakland CA Unified School District GO	6.250%	8/1/21	(Prere.)	2,000	2,141
Oakland CA Unified School District GO	5.000%	8/1/22		1,300	1,417
Oakland CA Unified School District GO	5.000%	8/1/22	(4)	2,325	2,539
Oakland CA Unified School District GO	5.000%	8/1/23		6,265	7,061
Oakland CA Unified School District GO	5.500%	8/1/23		1,000	1,121
Oakland CA Unified School District GO	4.000%	8/1/24		600	672
Oakland CA Unified School District GO	5.000%	8/1/24		1,275	1,480
Oakland CA Unified School District GO	5.000%	8/1/24		11,375	13,204
Oakland CA Unified School District GO	5.000%	8/1/24		1,375	1,596
Oakland CA Unified School District GO	4.000%	8/1/25		175	200
Oakland CA Unified School District GO	5.000%	8/1/25	(4)	2,375	2,840
Oakland CA Unified School District GO	5.000%	8/1/26		1,035	1,225
Oakland CA Unified School District GO	5.000%	8/1/26	(4)	2,570	3,056
Oakland CA Unified School District GO	5.000%	8/1/27		1,295	1,528
Oakland CA Unified School District GO	5.000%	8/1/27	(4)	1,160	1,375
Oakland CA Unified School District GO	5.000%	8/1/27	(4)	1,965	2,455
Oakland CA Unified School District GO	5.000%	8/1/28		1,000	1,177
Oakland CA Unified School District GO	5.000%	8/1/28	(4)	1,230	1,455
Oakland CA Unified School District GO	5.000%	8/1/28	(4)	1,210	1,506
Oakland CA Unified School District GO	5.000%	8/1/28		6,110	7,373
Oakland CA Unified School District GO	5.000%	8/1/28		140	169
Oakland CA Unified School District GO	5.000%	8/1/29		1,000	1,175
Oakland CA Unified School District GO	5.000%	8/1/29	(4)	2,060	2,552
Oakland CA Unified School District GO	5.000%	8/1/30	(4)	2,025	2,495
Oakland CA Unified School District GO	5.000%	8/1/30		100	120
Oakland CA Unified School District GO	5.000%	8/1/31		2,350	2,750
Oakland CA Unified School District GO	5.000%	8/1/31	(4)	5,250	6,432
Oakland CA Unified School District GO	5.000%	8/1/31		480	584
Oakland CA Unified School District GO	5.000%	8/1/32		2,615	3,054
Oakland CA Unified School District GO	5.000%	8/1/32	(4)	5,910	7,195

122

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value*
	Coupon	Date		($000)	($000)
Oakland CA Unified School District GO	5.000%	8/1/33		1,245	1,451
Oakland CA Unified School District GO	5.000%	8/1/33		1,200	1,444
Oakland CA Unified School District GO	4.000%	8/1/34	(4)	4,500	5,094
Oakland CA Unified School District GO	5.000%	8/1/34		2,500	2,907
Oakland CA Unified School District GO	4.000%	8/1/35	(4)	5,210	5,874
Oakland CA Unified School District GO	4.000%	8/1/36	(4)	7,970	8,953
Oakland CA Unified School District GO	4.000%	8/1/37	(4)	2,750	3,080
Oakland CA Unified School District GO (Alameda County)	5.000%	8/1/24		1,835	2,130
Oakland CA Unified School District GO (Alameda County)	5.000%	8/1/25		2,850	3,392
Oakland CA Unified School District GO (Alameda County)	5.000%	8/1/25		570	678
Oceanside CA Unified School District GO	4.000%	8/1/33	(15)	3,500	3,870
Ohlone CA Community College District GO	5.000%	8/1/21	(Prere.)	1,770	1,870
Ohlone CA Community College District GO	5.000%	8/1/22		760	839
Ohlone CA Community College District GO	4.000%	8/1/34		3,900	4,466
Ohlone CA Community College District GO	4.000%	8/1/35		4,290	4,896
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/27		1,285	1,469
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/28		1,765	2,017
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/29		2,280	2,600
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/30		1,400	1,594
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/31		2,525	2,870
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/32		2,660	3,022
Ontario CA Public Financing Authority Water Revenue	5.250%	7/1/33		2,205	2,502
Orange County CA Airport Revenue	5.000%	7/1/23		200	224
Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/21		1,200	1,268
Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/22		1,230	1,327
Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/22		1,260	1,370
Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	3/1/23		1,290	1,427
Orange County CA Development Agency Tax Allocation Revenue (Santa Ana Heights Project)	5.000%	9/1/23		1,320	1,483
Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36		2,860	3,655
Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37		6,860	8,735
Orange County CA Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39		3,825	4,823

123

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value*
	Coupon	Date		($000)	($000)
Orange County CA Sanitation District Wastewater Revenue	5.000%	2/1/30		9,925	11,775
Orange County CA Sanitation District Wastewater Revenue	4.000%	2/1/32		5,690	5,952
Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/22		1,050	1,141
Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/27		2,565	2,855
Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/28		2,545	2,827
Orange County CA Water District COP	2.000%	8/15/23		27,720	29,126
Orange County CA Water District Revenue	5.000%	8/15/23	(Prere.)	8,000	9,220
Orange County CA Water District Revenue	5.000%	8/15/32		840	1,113
Orange County CA Water District Revenue	5.000%	8/15/33		1,000	1,317
Orange County CA Water District Revenue	4.000%	8/15/35		750	904
Oxnard CA Gas Tax Revenue	4.000%	9/1/34	(4)	1,130	1,312
Oxnard CA Gas Tax Revenue	4.000%	9/1/36	(4)	1,170	1,345
Oxnard CA Gas Tax Revenue	4.000%	9/1/37	(4)	770	882
Oxnard CA Union High School District GO	4.000%	8/1/23		210	233
Oxnard CA Union High School District GO	4.000%	8/1/24		200	229
Oxnard CA Union High School District GO	4.000%	8/1/25		300	351
Oxnard CA Union High School District GO	5.000%	8/1/26		850	1,067
Oxnard CA Union High School District GO	5.000%	8/1/27		750	967
Oxnard CA Union High School District GO	5.000%	8/1/28		500	642
Oxnard CA Union High School District GO	5.000%	8/1/29		850	1,087
Oxnard CA Union High School District GO	4.000%	8/1/30		2,000	2,406
Oxnard CA Union High School District GO	4.000%	8/1/31		750	897
Oxnard CA Union High School District GO	4.000%	8/1/32		1,000	1,187
Pajaro Valley CA Unified School District GO	4.000%	8/1/33		225	264
Pajaro Valley CA Unified School District GO	4.000%	8/1/34		250	292
Pajaro Valley CA Unified School District GO	4.000%	8/1/35		300	349
Pajaro Valley CA Unified School District GO	4.000%	8/1/36		250	289
Pajaro Valley CA Unified School District GO	5.000%	8/1/38		1,155	1,419
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/21	(15)	440	468
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/24	(15)	1,050	1,245
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/25	(15)	1,000	1,221
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/26	(15)	1,100	1,380
Palm Desert CA Redevelopment Agency Tax Allocation Revenue	5.000%	10/1/27	(15)	1,200	1,504
Palm Springs CA Unified School District GO	5.000%	8/1/22		1,565	1,718
Palm Springs CA Unified School District GO	5.000%	8/1/25		4,775	5,819
Palm Springs CA Unified School District GO	5.000%	8/1/28		1,000	1,050
Palm Springs CA Unified School District GO	5.000%	8/1/29		1,500	1,574
Palm Springs CA Unified School District GO	5.000%	8/1/30		1,500	1,573
Palm Springs CA Unified School District GO	4.000%	8/1/31		4,160	4,624
Palm Springs CA Unified School District GO	5.000%	8/1/31		1,500	1,573
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/20		450	455
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21		350	370

124

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/22		615	666
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/23		400	447
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/24		725	833
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25		740	870
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25		550	647
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26		630	756
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26		650	780
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/27		430	513
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28		1,355	1,611
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/29		1,275	1,505
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/31		415	484
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/32		1,435	1,663
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/33		750	866
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/34		500	576
	Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/34	(14)	2,000	2,303
	Palo Alto CA Improvement Revenue (University Avenue Area Parking)	4.000%	9/2/20		250	252
	Palo Alto CA Improvement Revenue (University Avenue Area Parking)	4.000%	9/2/21		400	419
	Palo Alto CA Improvement Revenue (University Avenue Area Parking)	5.000%	9/2/27		1,000	1,091
	Palo Alto CA Unified School District GO	0.000%	8/1/24		15,890	15,522
	Palomar CA Community College District GO	5.000%	8/1/30		520	661
	Palomar CA Community College District GO	5.000%	8/1/31		400	506
	Palomar CA Community College District GO	5.000%	8/1/32		300	377
	Palomar CA Community College District GO	4.000%	8/1/33		2,140	2,425
	Palomar CA Community College District GO	5.000%	8/1/33		2,805	3,507
	Palomar CA Community College District GO	4.000%	8/1/34		2,390	2,702
	Palomar CA Community College District GO	5.000%	8/1/35		2,485	3,084
[1]	Palomar CA Community College District GO TOB VRDO	0.170%	6/5/20		6,400	6,400
	Palomar Health CA Revenue	4.000%	11/1/39		8,875	8,922
	Palomar Pomerado Health California COP	5.000%	11/1/21		560	590
	Palomar Pomerado Health California COP	5.000%	11/1/23		600	675
	Palomar Pomerado Health California COP	5.000%	11/1/24		665	769
	Palomar Pomerado Health California COP	5.000%	11/1/26		445	535
	Palomar Pomerado Health California COP	5.000%	11/1/27		750	920
	Palomar Pomerado Health California COP	0.000%	8/1/28	(12)	500	444
	Palomar Pomerado Health California COP	5.000%	11/1/32		4,550	5,332

125

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value*
	Coupon	Date		($000)	($000)
Palomar Pomerado Health California COP	4.000%	8/1/36		5,015	5,197
Palomar Pomerado Health California COP	4.000%	8/1/37		4,190	4,331
Palomar Pomerado Health California GO	0.000%	8/1/21	(14)	1,400	1,389
Palomar Pomerado Health California GO	0.000%	8/1/22	(14)	7,190	7,069
Palomar Pomerado Health California GO	0.000%	8/1/24	(12)	5,130	4,951
Palomar Pomerado Health California GO	0.000%	8/1/26	(12)	1,250	1,162
Palomar Pomerado Health California GO	0.000%	8/1/27	(12)	3,095	2,815
Palomar Pomerado Health California GO	0.000%	8/1/27	(14)	16,165	14,494
Palomar Pomerado Health California GO	5.000%	8/1/28		1,640	1,874
Palomar Pomerado Health California GO	5.000%	8/1/28		8,460	9,667
Palomar Pomerado Health California GO	0.000%	8/1/29	(12)	7,195	6,226
Palomar Pomerado Health California GO	5.000%	8/1/29		875	996
Palomar Pomerado Health California GO	5.000%	8/1/29		4,340	4,939
Palomar Pomerado Health California GO	4.000%	8/1/30		1,210	1,291
Palomar Pomerado Health California GO	5.000%	8/1/30		1,130	1,280
Palomar Pomerado Health California GO	4.000%	8/1/31		1,540	1,640
Palomar Pomerado Health California GO	5.000%	8/1/31		800	902
Palomar Pomerado Health California GO	4.000%	8/1/32		4,900	5,175
Palomar Pomerado Health California GO	5.000%	8/1/33		1,320	1,473
Palomar Pomerado Health California GO	0.000%	8/1/35		595	411
Palomar Pomerado Health California GO	7.000%	8/1/38	(12)	3,000	4,324
Palomar Pomerado Health California Revenue	5.000%	11/1/20		1,125	1,143
Palomar Pomerado Health California Revenue	5.000%	11/1/21		1,375	1,449
Palomar Pomerado Health California Revenue	5.000%	11/1/23		2,410	2,711
Palomar Pomerado Health California Revenue	5.000%	11/1/24		2,390	2,764
Palomar Pomerado Health California Revenue	5.000%	11/1/25		2,250	2,652
Palomar Pomerado Health California Revenue	5.000%	8/1/26		310	359
Palomar Pomerado Health California Revenue	5.000%	11/1/26		1,875	2,255
Palomar Pomerado Health California Revenue	5.000%	11/1/28		345	410
Palos Verdes Peninsula CA Unified School District GO	0.000%	11/1/26	(14)	320	303
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/21	(4)	1,455	1,537
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/22	(4)	2,965	3,252
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/23	(4)	2,485	2,831
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	(14)	6,050	5,346
Pasadena CA COP VRDO	0.060%	6/5/20	LOC	7,315	7,315
Pasadena CA Unified School District GO	5.000%	5/1/22	(Prere.)	3,695	4,036
Pasadena CA Unified School District GO	5.000%	5/1/22	(Prere.)	1,500	1,638
Pasadena CA Unified School District GO	5.000%	5/1/22	(Prere.)	2,000	2,184
Pasadena CA Unified School District GO	5.000%	8/1/23		905	1,025
Pasadena CA Unified School District GO	5.000%	8/1/24		1,085	1,270
Pasadena CA Unified School District GO	5.000%	8/1/25		750	903
Pasadena CA Unified School District GO	5.000%	8/1/25		1,000	1,205
Pasadena CA Unified School District GO	5.000%	8/1/26		510	630
Pasadena CA Unified School District GO	5.000%	8/1/26		1,015	1,254
Pasadena CA Unified School District GO	4.000%	8/1/32		1,115	1,271

126

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Peninsula Corridor CA Joint Powers Board Farebox Revenue	5.000%	10/1/33		595	711
	Peninsula Corridor CA Joint Powers Board Farebox Revenue	5.000%	10/1/35		750	888
	Peninsula Corridor CA Joint Powers Board Farebox Revenue	5.000%	10/1/36		1,000	1,179
	Peninsula Corridor CA Joint Powers Board Farebox Revenue	5.000%	10/1/37		1,000	1,175
	Peninsula Corridor CA Joint Powers Board Farebox Revenue	5.000%	10/1/38		600	703
3	Peralta CA Community College District GO	5.000%	8/1/24		1,130	1,328
3	Peralta CA Community College District GO	5.000%	8/1/25		500	606
3	Peralta CA Community College District GO	5.000%	8/1/26		650	808
3	Peralta CA Community College District GO	5.000%	8/1/27		500	636
3	Peralta CA Community College District GO	5.000%	8/1/28		555	721
3	Peralta CA Community College District GO	5.000%	8/1/30		670	902
3	Peralta CA Community College District GO	5.000%	8/1/31		1,225	1,670
	Peralta CA Community College District Revenue	5.000%	8/1/23		1,000	1,138
	Peralta CA Community College District Revenue	5.000%	8/1/25		270	328
	Peralta CA Community College District Revenue	4.000%	8/1/26		1,500	1,734
	Peralta CA Community College District Revenue	5.000%	8/1/27		1,490	1,801
	Peralta CA Community College District Revenue	5.000%	8/1/28		2,455	2,961
	Peralta CA Community College District Revenue	5.000%	8/1/29		3,115	3,750
	Peralta CA Community College District Revenue	5.000%	8/1/29		2,280	2,661
	Peralta CA Community College District Revenue	5.000%	8/1/30		2,260	2,716
	Peralta CA Community College District Revenue	5.000%	8/1/31		1,550	1,859
	Peralta CA Community College District Revenue	5.000%	8/1/32		4,340	5,196
	Peralta CA Community College District Revenue	5.000%	8/1/34		3,025	3,600
	Perris CA Union High School District GO	4.000%	9/1/35	(4)	1,730	2,054
	Perris CA Union High School District GO	4.000%	9/1/36	(4)	1,845	2,164
	Perris CA Union High School District GO	4.000%	9/1/37	(4)	2,190	2,559
	Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/20	(2)	2,460	2,458
	Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	9/1/20	(4)	11,880	12,023
	Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos
	Community Development Project)	5.000%	9/1/21	(4)	2,000	2,117
	Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	(2)	2,965	2,797

127

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos
Community Development Project)	5.000%	8/1/25	(4)	855	1,004
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/26	(4)	900	1,052
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/27	(4)	1,220	1,420
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/28	(4)	1,285	1,492
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	(2)	355	305
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	5.000%	8/1/29	(4)	1,350	1,563
Pittsburg CA Water Revenue	4.000%	8/1/21		500	522
Pittsburg CA Water Revenue	5.000%	8/1/22		250	276
Placentia-Yorba Linda CA Unified School District GO	5.000%	10/1/20	(4)	325	330
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/21		775	818
Placentia-Yorba Linda CA Unified School District GO	5.000%	10/1/21	(4)	300	317
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/22		1,325	1,460
Placentia-Yorba Linda CA Unified School District GO	5.000%	10/1/22	(4)	385	425
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/23		2,540	2,912
Placentia-Yorba Linda CA Unified School District GO	5.000%	10/1/23	(4)	500	573
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/24		1,065	1,265
Placentia-Yorba Linda CA Unified School District GO	5.000%	8/1/25		1,785	2,190
Placentia-Yorba Linda CA Unified School District GO	0.000%	8/1/31		150	124
Pleasanton CA Unified School District GO	4.000%	8/1/34		1,050	1,225
Pleasanton CA Unified School District GO	4.000%	8/1/35		1,000	1,162
Pleasanton CA Unified School District GO	4.000%	8/1/36		800	925
Pomona CA Single Family Mortgage Revenue	7.600%	5/1/23	(ETM)	3,575	3,983
Pomona CA Unified School District GO	5.000%	8/1/22	(15)	440	483
Pomona CA Unified School District GO	5.000%	8/1/26	(15)	450	529
Pomona CA Unified School District GO	4.000%	8/1/32	(4)	1,175	1,340
Port of Oakland CA Revenue	5.000%	11/1/26		2,695	3,256
Port of Oakland CA Revenue	5.000%	11/1/27		1,250	1,542
Port of Oakland CA Revenue	5.000%	11/1/28		1,610	1,978
Port of Oakland CA Revenue	5.000%	11/1/29		950	1,161
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/22		2,225	2,424

128

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/22		3,535	3,924
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23		3,325	3,759
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26		1,370	1,657
Poway CA Unified School District GO	0.000%	8/1/20		3,280	3,278
Poway CA Unified School District GO	5.000%	8/1/21	(Prere.)	5,125	5,415
Poway CA Unified School District GO	5.000%	8/1/27		1,625	1,912
Poway CA Unified School District GO	0.000%	8/1/28		9,070	8,141
Poway CA Unified School District GO	0.000%	8/1/30		100	85
Poway CA Unified School District GO	0.000%	8/1/31		1,925	1,593
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/20		610	617
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/21		1,000	1,048
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/21		320	339
Poway CA Unified School District Public Financing Authority Special Tax Revenue	3.000%	9/1/22		115	119
Poway CA Unified School District Public Financing Authority Special Tax Revenue	3.000%	9/1/22		155	161
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/22		855	922
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/22	(15)	715	789
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/22		455	502
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/15/22		435	470
Poway CA Unified School District Public Financing Authority Special Tax Revenue	3.000%	9/1/23		180	189
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/23		130	140
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	(15)	1,180	1,352
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23		1,000	1,143
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23		1,565	1,723
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/24	(4)	150	166
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	(15)	1,000	1,185
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24		1,525	1,800
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/25	(4)	145	163
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	(15)	775	947
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25		1,640	1,994
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/26	(4)	190	216

129

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	(15)	1,000	1,234
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26		2,515	3,130
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26		990	1,089
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26		915	1,030
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/27	(4)	315	360
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27		985	1,104
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/29	(4)	265	308
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/29	(4)	390	453
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29		1,190	1,307
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29		995	1,108
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30		2,520	2,766
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30		990	1,126
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30		1,225	1,356
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31		1,275	1,401
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	(4)	345	428
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	(4)	325	403
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32		970	1,101
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32		1,390	1,522
Poway CA Unified School District Public Financing Authority Special Tax Revenue	2.875%	9/1/33	(4)	180	183
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33		1,485	1,621
Poway CA Unified School District Public Financing Authority Special Tax Revenue	3.000%	9/1/34	(4)	405	415
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/34	(4)	500	563
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34		1,570	1,709
Poway CA Unified School District Public Financing Authority Special Tax Revenue	3.000%	9/1/35	(4)	235	240
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35		1,670	1,807
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/36	(4)	715	798
Poway CA Unified School District Public Financing Authority Special Tax Revenue	3.000%	9/1/37	(4)	500	510

130

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/38	(4)	835	926
Poway CA Unified School District Public Financing Authority Special Tax Revenue	3.125%	9/1/39	(4)	565	579
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/40	(4)	970	1,068
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/27	(4)	1,700	1,983
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/28	(4)	2,800	3,259
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/30	(4)	1,500	1,735
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/31	(4)	1,400	1,613
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/32	(4)	1,710	1,963
Rancho Santiago CA Community College District GO	0.000%	9/1/30	(4)	1,000	850
Redding CA Electric System Revenue	5.000%	6/1/22		395	433
Redding CA Electric System Revenue	5.000%	6/1/22		1,100	1,206
Redding CA Electric System Revenue	5.000%	6/1/23		500	571
Redding CA Electric System Revenue	5.000%	6/1/23		800	914
Redding CA Electric System Revenue	5.000%	6/1/24		1,000	1,186
Redding CA Electric System Revenue	5.000%	6/1/24		750	889
Redding CA Electric System Revenue	5.000%	6/1/25		830	1,018
Redding CA Electric System Revenue	5.000%	6/1/25		730	895
Redding CA Electric System Revenue	5.000%	6/1/26		1,000	1,263
Redding CA Electric System Revenue	5.000%	6/1/27		1,350	1,754
Redding CA Electric System Revenue	5.000%	6/1/30		800	1,050
Redding CA Joint Powers Financing Authority Electric System Revenue	4.000%	6/1/23		325	361
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/24		300	356
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/25		375	460
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/26		675	840
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/27		1,000	1,237
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/28		1,000	1,229
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/30		775	949
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/32		475	579
Redwood City CA Redevelopment Agency Redevelopment Project Area No. 2 Tax Allocation Revenue	0.000%	7/15/25	(2)	3,350	3,182
Redwood City CA School District GO	3.000%	8/1/40		1,490	1,589

131

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28		1,000	1,288
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30		1,285	1,620
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32		470	585
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33		760	940
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37		3,250	3,962
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/20		335	341
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/21		535	568
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/22	(4)	600	662
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/24	(4)	600	707
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/25	(4)	1,000	1,212
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/26	(4)	750	929
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/27	(4)	1,060	1,346
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/28	(4)	1,125	1,455
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/29	(4)	1,600	2,100
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/31	(4)	1,000	1,289
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/34	(4)	3,000	3,772
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/35	(4)	1,200	1,502
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/36	(4)	1,670	2,081
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/37	(4)	1,600	1,987
Richmond CA Joint Powers Financing Authority Revenue (Point Potrero)	4.000%	5/1/21	(4)	1,000	1,035
Richmond CA Joint Powers Financing Authority Revenue (Point Potrero)	4.000%	5/1/22	(4)	1,750	1,863
Richmond CA Joint Powers Financing Authority Revenue (Point Potrero)	5.000%	5/1/23	(4)	1,400	1,576
Richmond CA Joint Powers Financing Authority Revenue (Point Potrero)	5.000%	5/1/24	(4)	1,000	1,164
Richmond CA Wastewater Revenue	5.000%	8/1/32		1,355	1,794
Richmond CA Wastewater Revenue	5.000%	8/1/33		1,060	1,395
Richmond CA Wastewater Revenue	4.000%	8/1/35		3,285	3,925
Richmond CA Wastewater Revenue	4.000%	8/1/37		2,000	2,366
Richmond CA Wastewater Revenue	5.000%	8/1/39		760	976
Rio CA Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/27		1,000	1,126

132

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rio CA Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/28	1,000	1,122
Rio CA Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/30	1,000	1,109
Rio CA Elementary School District Community Facilities District Special Tax Revenue	5.000%	9/1/35	2,300	2,491
Rio Hondo CA Community College District GO	0.000%	8/1/31	2,010	1,648
Riverside CA Community College District GO	0.000%	8/1/27	2,755	2,370
Riverside CA Community College District GO	0.000%	8/1/28	1,650	1,347
Riverside CA Community College District GO	5.000%	8/1/28	3,080	3,747
Riverside CA Community College District GO	3.000%	8/1/33	770	853
Riverside CA Community College District GO	4.000%	8/1/34	3,620	4,367
Riverside CA Community College District GO	3.000%	8/1/35	725	789
Riverside CA Community College District GO	3.000%	8/1/36	1,000	1,082
Riverside CA Community College District GO	3.000%	8/1/36	2,000	2,164
Riverside CA Community College District GO	3.000%	8/1/37	2,125	2,291
Riverside CA Community College District GO	3.000%	8/1/38	1,890	2,027
Riverside CA Community College District GO	3.000%	8/1/38	3,665	3,932
Riverside CA Community College District GO	3.000%	8/1/39	2,110	2,257
Riverside CA Community College District GO	3.000%	8/1/39	3,500	3,744
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/22	560	625
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/23	325	377
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/24	300	361
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/25	300	373
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/26	375	479
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/27	480	631
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/28	565	763
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/29	350	468
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/30	620	821
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/31	600	786
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/32	550	713
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/33	635	819
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/34	650	835
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,407
Riverside CA Public Financing Authority Lease Revenue (Main Library Project)	5.000%	11/1/36	875	1,114
Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,468
Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,204

133

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	(4)	2,930	3,369
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	(4)	3,075	3,527
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	9/1/33		1,055	1,207
	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	(4)	1,230	1,408
[1]	Riverside CA Redevelopment Successor Agency Tax Allocation Revenue TOB VRDO	0.240%	6/5/20	(15)	5,000	5,000
	Riverside CA Sewer Revenue	5.000%	8/1/20		1,685	1,698
	Riverside CA Sewer Revenue	5.000%	8/1/21		2,000	2,113
	Riverside CA Sewer Revenue	5.000%	8/1/22		2,160	2,377
	Riverside CA Sewer Revenue	5.000%	8/1/23		3,760	4,302
	Riverside CA Sewer Revenue	5.000%	8/1/24		2,020	2,396
	Riverside CA Sewer Revenue	5.000%	8/1/26		600	755
	Riverside CA Sewer Revenue	5.000%	8/1/27		1,055	1,365
	Riverside CA Sewer Revenue	5.000%	8/1/30		2,680	3,510
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/20		1,280	1,295
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/23		1,410	1,549
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/25		1,555	1,702
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/26		1,615	1,764
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/27		1,710	1,864
	Riverside CA Unified School District GO	4.000%	8/1/29		850	1,015
	Riverside CA Unified School District GO	4.000%	8/1/30		850	1,009
	Riverside CA Unified School District GO	4.000%	8/1/31		1,250	1,474
	Riverside CA Unified School District GO	4.000%	8/1/34		1,100	1,279
	Riverside CA Unified School District GO	4.000%	8/1/35		1,000	1,158
	Riverside CA Unified School District GO	3.000%	8/1/36		2,000	2,132
	Riverside CA Unified School District GO	3.000%	8/1/37		2,000	2,126
	Riverside CA Unified School District GO	3.000%	8/1/38		2,310	2,447
	Riverside CA Unified School District GO	3.000%	8/1/39		5,000	5,264
	Riverside CA Unified School District GO	3.000%	8/1/40		7,500	7,861
	Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	0.000%	6/1/25	(14)	6,835	6,577
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/28		500	601
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/30		1,070	1,267
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/32		1,150	1,345
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/35		1,930	2,223
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/36		2,010	2,307
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/37		1,000	1,144

134

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/22		1,800	2,007
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/23		2,100	2,431
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/24		1,855	2,223
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/30		9,885	12,101
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/32		10,620	12,888
[1]	Riverside County CA Public Financing Authority Lease Revenue TOB VRDO	0.240%	6/5/20	LOC	7,500	7,500
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	9/1/20		2,665	2,697
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/20		375	381
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	9/1/21	(4)	2,550	2,703
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/21		250	266
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	9/1/22	(4)	1,830	2,014
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22		350	382
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	9/1/23	(4)	2,445	2,794
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	(15)	3,535	4,340
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	(15)	1,195	1,457
[1]	Riverside County CA Public Financing Authority Tax Allocation Revenue TOB VRDO	0.240%	6/5/20	(15)	2,420	2,420
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/21	(4)	1,150	1,224
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/22	(4)	1,320	1,454
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/23	(4)	1,905	2,176
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/24	(4)	2,005	2,367
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	(4)	1,440	1,750
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(4)	1,160	1,391
[4]	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue,
	5.000% coupon rate effective 10/1/2021	0.000%	10/1/22	(15)	375	384
[4]	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/27	(15)	520	594
[4]	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/30	(15)	750	843

135

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[4]	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/32	(15)	590	656
[4]	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/37	(15)	1,015	1,108
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	3,000	3,451
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	4,075	4,687
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	3,000	3,451
	Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/23	(Prere.)	2,000	2,300
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/22		2,500	2,367
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/23		3,630	3,340
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/24		6,985	6,214
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/31		5,000	3,445
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/32		4,000	2,649
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/33		5,500	3,503
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/34		3,500	2,139
	Rocklin CA Unified School District GO	0.000%	8/1/23	(14)	7,030	6,912
	Rocklin CA Unified School District GO	0.000%	8/1/24	(14)	2,965	2,883
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/29		330	420
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/30		200	253
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/30		770	911
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/31		530	626
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/32		250	311
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/32		1,310	1,544
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/33		350	433
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/33		1,000	1,182
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/34		250	308
	Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/34		3,425	4,043
	Roseville CA Financing Authority Electric System Revenue	4.000%	2/1/36		4,530	5,200
	Roseville CA Financing Authority Special Tax Revenue	4.000%	9/1/21		700	733

136

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Roseville CA Financing Authority Special Tax Revenue	4.000%	9/1/22		1,000	1,085
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/23		550	634
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/24		1,100	1,316
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/27		1,100	1,440
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/29		750	970
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/30	(4)	2,000	2,564
Roseville CA Financing Authority Special Tax Revenue	5.000%	9/1/31	(4)	2,665	3,386
Roseville CA Joint Union High School District GO	0.000%	8/1/23		275	269
Roseville CA Joint Union High School District GO	0.000%	8/1/24		580	560
Roseville CA Joint Union High School District GO	0.000%	8/1/25		555	528
Roseville CA Joint Union High School District GO	0.000%	8/1/26		500	464
Roseville CA Joint Union High School District GO	5.000%	8/1/27		185	235
Roseville CA Joint Union High School District GO	0.000%	8/1/28		500	433
Roseville CA Joint Union High School District GO	0.000%	8/1/29	(4)	3,215	2,805
Roseville CA Joint Union High School District GO	0.000%	8/1/29		1,085	898
Roseville CA Joint Union High School District GO	5.000%	8/1/29		200	252
Roseville CA Joint Union High School District GO	0.000%	8/1/30		1,000	789
Roseville CA Joint Union High School District GO	5.000%	8/1/30		300	375
Roseville CA Joint Union High School District GO	0.000%	8/1/31		1,585	1,189
Roseville CA Joint Union High School District GO	0.000%	8/1/31	(4)	6,815	5,620
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/24		865	974
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/27		420	505
Roseville CA Special Tax Revenue	5.000%	9/1/20		1,055	1,065
Roseville CA Special Tax Revenue	5.000%	9/1/21		500	523
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/22	(15)	445	495
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/24	(15)	300	359

137

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/26	(15)	280	334
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/27	(15)	650	774
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/28	(15)	250	297
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/29	(15)	500	592
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/31	(15)	1,160	1,369
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/33	(15)	1,280	1,505
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/34	(15)	1,340	1,573
Sacramento CA City Financing Authority Revenue	4.000%	12/1/20		3,700	3,771
Sacramento CA City Financing Authority Revenue	5.000%	12/1/20		2,000	2,048
Sacramento CA City Financing Authority Revenue	5.000%	12/1/32	(15)	1,300	1,581
Sacramento CA City Financing Authority Revenue	5.000%	12/1/33	(15)	1,725	2,092
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	(14)	5,000	4,554
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	(14)	15,815	13,646
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	(14)	5,000	3,758
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	(14)	3,990	2,688
Sacramento CA City Unified School District GO	5.000%	7/1/20	(4)	500	502
Sacramento CA City Unified School District GO	5.000%	7/1/21	(4)	600	631
Sacramento CA City Unified School District GO	5.000%	7/1/22	(4)	940	1,023
Sacramento CA City Unified School District GO	5.000%	7/1/22		230	249
Sacramento CA City Unified School District GO	5.000%	8/1/30	(4)	385	452
Sacramento CA City Unified School District GO	5.000%	7/1/31	(4)	655	701
Sacramento CA Cogeneration Authority Revenue	5.250%	7/1/20	(ETM)	1,250	1,255
Sacramento CA Cogeneration Authority Revenue	5.250%	7/1/21	(ETM)	1,000	1,055
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/21		2,625	2,774
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/22		4,000	4,413
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/23		4,000	4,590

138

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Sacramento CA Municipal Utility District Revenue	5.250%	7/1/24	(2)	10,085	11,343
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/24		3,610	4,295
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25		2,555	3,139
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25		5,455	6,012
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/25		1,500	1,843
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26		2,540	3,208
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26		2,000	2,526
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27		4,905	5,609
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/28		2,000	2,284
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/30		6,435	7,077
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/32		2,615	3,497
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/33		2,970	3,948
	Sacramento CA Municipal Utility District Revenue	5.000%	8/15/37		1,025	1,164
	Sacramento CA Municipal Utility District Revenue PUT	5.000%	10/17/23		13,745	15,535
	Sacramento CA Municipal Utility District Revenue PUT	5.000%	10/15/25		2,525	3,005
[1]	Sacramento CA Municipal Utility District Revenue TOB VRDO	0.240%	6/5/20		7,500	7,500
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	405	410
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	925	936
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	975	987
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	1,100	1,113
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20	(Prere.)	1,155	1,169
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/22		680	688
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/28		1,575	1,584
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/29		1,660	1,670
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/30		1,875	1,885
	Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/31		1,970	1,979
	Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/26		960	1,112

139

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/27	1,025	1,207
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/28	2,000	2,390
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/29	1,315	1,563
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/30	1,165	1,377
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/31	2,000	2,350
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/32	1,395	1,627
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/33	1,235	1,432
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/34	1,485	1,717
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/35	2,000	2,303
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/37	2,405	2,750
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/38	1,290	1,471
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/23	525	573
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/24	425	475
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/25	450	513
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/26	500	578
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/27	1,535	1,802
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/28	1,605	1,911
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/29	1,695	2,009
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/30	1,775	2,091
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/31	1,865	2,184
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/32	500	581
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/34	2,145	2,472
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/35	650	746
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/36	1,200	1,372
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/37	1,040	1,185
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/38	1,375	1,562
Sacramento CA Transportation Authority Sales Tax Revenue	5.000%	10/1/21	2,300	2,446

140

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Sacramento CA Unified School District GO	3.000%	8/1/20	(4)	1,000	1,005
Sacramento CA Unified School District GO	4.000%	8/1/21	(4)	1,000	1,043
Sacramento CA Unified School District GO	4.000%	8/1/22	(4)	750	803
Sacramento CA Unified School District GO	5.000%	8/1/23	(4)	1,575	1,783
Sacramento CA Unified School District GO	5.000%	8/1/27	(4)	345	410
Sacramento CA Water Revenue	5.000%	9/1/23	(Prere.)	3,210	3,695
Sacramento County CA Airport Revenue	5.000%	7/1/22		345	372
Sacramento County CA Airport Revenue	5.000%	7/1/22		1,000	1,079
Sacramento County CA Airport Revenue	5.000%	7/1/22		520	560
Sacramento County CA Airport Revenue	5.000%	7/1/22		380	410
Sacramento County CA Airport Revenue	5.000%	7/1/23		465	518
Sacramento County CA Airport Revenue	5.000%	7/1/23		1,000	1,113
Sacramento County CA Airport Revenue	5.000%	7/1/23		715	795
Sacramento County CA Airport Revenue	5.000%	7/1/23		345	384
Sacramento County CA Airport Revenue	5.000%	7/1/24		500	573
Sacramento County CA Airport Revenue	5.000%	7/1/24		1,000	1,146
Sacramento County CA Airport Revenue	5.000%	7/1/24		1,195	1,366
Sacramento County CA Airport Revenue	5.000%	7/1/24		245	280
Sacramento County CA Airport Revenue	5.000%	7/1/25		1,175	1,379
Sacramento County CA Airport Revenue	5.000%	7/1/25		805	945
Sacramento County CA Airport Revenue	5.000%	7/1/25		1,175	1,376
Sacramento County CA Airport Revenue	5.000%	7/1/25		2,185	2,559
Sacramento County CA Airport Revenue	5.000%	7/1/26		1,440	1,725
Sacramento County CA Airport Revenue	5.000%	7/1/26		1,225	1,467
Sacramento County CA Airport Revenue	5.000%	7/1/26		1,210	1,445
Sacramento County CA Airport Revenue	5.000%	7/1/26		1,080	1,290
Sacramento County CA Airport Revenue	5.000%	7/1/27		1,000	1,220
Sacramento County CA Airport Revenue	5.000%	7/1/27		1,815	2,207
Sacramento County CA Airport Revenue	5.000%	7/1/28		1,250	1,254
Sacramento County CA Airport Revenue	5.000%	7/1/28		1,410	1,743
Sacramento County CA Airport Revenue	5.000%	7/1/29		500	615
Sacramento County CA Airport Revenue	5.000%	7/1/29		500	615
Sacramento County CA Airport Revenue	5.000%	7/1/29		2,295	2,815
Sacramento County CA Airport Revenue	5.000%	7/1/30		5,240	5,257
Sacramento County CA Airport Revenue	5.000%	7/1/30		1,280	1,560
Sacramento County CA Airport Revenue	5.000%	7/1/30		1,250	1,524
Sacramento County CA Airport Revenue	5.000%	7/1/30		3,390	4,118
Sacramento County CA Airport Revenue	5.000%	7/1/31		500	604
Sacramento County CA Airport Revenue	5.000%	7/1/31		1,820	2,199
Sacramento County CA Airport Revenue	5.000%	7/1/32		1,175	1,410
Sacramento County CA Airport Revenue	5.000%	7/1/32		665	798
Sacramento County CA Airport Revenue	5.000%	7/1/32		1,510	1,805
Sacramento County CA Airport Revenue	5.000%	7/1/33		750	895
Sacramento County CA Airport Revenue	5.000%	7/1/35		1,000	1,142
Sacramento County CA Airport Revenue	5.000%	7/1/36		2,000	2,277
Sacramento County CA Airport Revenue	5.000%	7/1/36		1,250	1,474
Sacramento County CA Airport Revenue	5.000%	7/1/37		2,530	2,975
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/30		2,055	2,398
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/34		5,335	6,156
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/44		25,000	28,457
Salinas CA Union High School District GO	4.000%	8/1/36		1,000	1,181

141

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Salinas CA Union High School District GO	4.000%	8/1/37		1,000	1,177
Salinas CA Union High School District GO	4.000%	8/1/38		1,200	1,403
Salinas CA Union High School District GO	4.000%	8/1/39		1,000	1,166
Salinas CA Union High School District GO	4.000%	8/1/40		1,000	1,161
San Bernardino CA City Unified School District COP	5.000%	10/1/21	(4)	225	238
San Bernardino CA City Unified School District COP	5.000%	10/1/22	(4)	225	248
San Bernardino CA City Unified School District COP	5.000%	10/1/23	(4)	350	401
San Bernardino CA City Unified School District COP	5.000%	10/1/24	(4)	470	557
San Bernardino CA City Unified School District COP	5.000%	10/1/25	(4)	560	684
San Bernardino CA City Unified School District COP	5.000%	10/1/26	(4)	890	1,116
San Bernardino CA City Unified School District COP	5.000%	10/1/27	(4)	1,245	1,602
San Bernardino CA City Unified School District COP	5.000%	10/1/28	(4)	2,315	3,053
San Bernardino CA City Unified School District COP	5.000%	10/1/29	(4)	1,415	1,856
San Bernardino CA City Unified School District COP	5.000%	10/1/30	(4)	1,115	1,453
San Bernardino CA City Unified School District COP	5.000%	10/1/33	(4)	1,370	1,746
San Bernardino CA City Unified School District COP	5.000%	10/1/35	(4)	2,500	3,159
San Bernardino CA City Unified School District COP	5.000%	10/1/37	(4)	5,880	7,372
San Bernardino CA City Unified School District COP	5.000%	10/1/38	(4)	3,250	4,060
San Bernardino CA City Unified School District GO	5.000%	8/1/20	(4)	765	771
San Bernardino CA City Unified School District GO	5.000%	8/1/21	(4)	1,230	1,296
San Bernardino CA City Unified School District GO	5.000%	8/1/22	(4)	1,525	1,673
San Bernardino CA City Unified School District GO	5.000%	8/1/23	(4)	1,100	1,253
San Bernardino CA City Unified School District GO	5.000%	8/1/24	(4)	1,400	1,594
San Bernardino CA City Unified School District GO	5.000%	8/1/26	(4)	1,310	1,489
San Bernardino CA City Unified School District GO	5.000%	8/1/28	(4)	470	600
San Bernardino CA City Unified School District GO	5.000%	8/1/29	(4)	550	699
San Bernardino CA City Unified School District GO	0.000%	8/1/30	(4)	11,700	9,947
San Bernardino CA City Unified School District GO	5.000%	8/1/30	(4)	630	796
San Bernardino CA City Unified School District GO	5.000%	8/1/31	(4)	230	289

142

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Bernardino CA Community College District GO	0.000%	8/1/23	(4)	2,655	2,609
San Bernardino CA Community College District GO	4.000%	8/1/23	(Prere.)	5,000	5,596
San Bernardino CA Community College District GO	4.000%	8/1/23	(Prere.)	10,660	11,930
San Bernardino CA Community College District GO	4.000%	8/1/23	(Prere.)	12,010	13,441
San Bernardino CA Community College District GO	5.000%	8/1/23	(Prere.)	4,150	4,775
San Bernardino CA Community College District GO	5.000%	8/1/24		4,375	4,996
San Bernardino CA Community College District GO	0.000%	8/1/25	(Prere.)	1,000	737
San Bernardino CA Community College District GO	0.000%	8/1/25	(Prere.)	1,100	771
San Bernardino CA Community College District GO	0.000%	8/1/25	(Prere.)	1,165	777
San Bernardino CA Community College District GO	5.000%	8/1/25	(Prere.)	8,370	10,326
San Bernardino CA Community College District GO	5.000%	8/1/25		4,550	5,191
San Bernardino CA Community College District GO	4.000%	8/1/27		10,000	10,972
San Bernardino CA Community College District GO	0.000%	8/1/29		1,000	795
San Bernardino CA Community College District GO	5.000%	8/1/29		5,000	6,071
San Bernardino CA Community College District GO	0.000%	8/1/30		1,100	831
San Bernardino CA Community College District GO	4.000%	8/1/34		125	146
San Bernardino CA Community College District GO	4.000%	8/1/35		220	256
San Bernardino CA Community College District GO	4.000%	8/1/36		255	296
San Bernardino CA Community College District GO	4.000%	8/1/37		370	428
San Bernardino CA Community College District GO	4.000%	8/1/38		475	548
San Bernardino CA Community College District GO	4.000%	8/1/39		600	690
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	10/1/24		4,005	4,720
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	10/1/25		15,420	18,762
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	10/1/26		13,870	17,298
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	10/1/27		9,670	12,367
San Bernardino County CA Medical Center COP	5.500%	8/1/22	(14)	8,940	9,714
San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/23		5,880	6,512

143

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/24		12,750	14,608
San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/25		6,750	7,945
San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/26		14,000	16,923
San Diego CA Association of Governments Capital Grant Receipts Revenue	1.800%	11/15/27		14,840	15,174
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/23		100	112
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/29		875	1,061
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/30		200	241
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/31		2,300	2,757
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/32		2,725	3,246
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/33		100	119
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/34		3,000	3,542
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/35		1,610	1,894
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/36		1,500	1,758
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/37		1,070	1,250
San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/38		1,230	1,434
San Diego CA Community College District GO	5.000%	8/1/22	(Prere.)	4,100	4,528
San Diego CA Community College District GO	5.000%	8/1/23	(Prere.)	1,000	1,151
San Diego CA Community College District GO	5.000%	8/1/23	(Prere.)	2,150	2,474
San Diego CA Community College District GO	4.000%	8/1/32		23,150	26,920
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34		5,000	6,142
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35		5,205	6,384
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36		5,000	6,119
San Diego CA Public Facilities Financing Authority Water Revenue	5.250%	8/1/20	(Prere.)	5,355	5,399
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/22		3,230	3,562
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/22	(Prere.)	4,190	4,617
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/22	(Prere.)	2,000	2,204
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/25		4,270	5,248
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/32		1,000	1,359
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/33		500	674

144

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/34		600	804
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/35		1,100	1,467
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/36		8,280	10,481
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/37		3,360	4,240
San Diego CA Public Facilities Financing Authority Water Revenue	4.000%	8/1/38		1,350	1,624
San Diego CA Public Facilities Financing Authority Water Revenue	4.000%	8/1/39		2,500	2,999
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/20		1,000	1,012
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/21		2,135	2,264
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/22		1,040	1,142
San Diego CA Redevelopment Agency Tax Allocation	5.000%	9/1/23		1,055	1,202
San Diego CA Redevelopment Agency Tax Allocation	0.000%	9/1/26	(4)	3,665	3,440
San Diego CA Unified School District GO	5.000%	7/1/21		15,000	15,783
San Diego CA Unified School District GO	5.000%	7/1/22		1,580	1,731
San Diego CA Unified School District GO	5.500%	7/1/22	(4)	12,790	14,158
San Diego CA Unified School District GO	4.000%	7/1/25		2,500	2,919
San Diego CA Unified School District GO	5.000%	7/1/25		1,695	2,064
San Diego CA Unified School District GO	5.500%	7/1/25	(14)	1,130	1,404
San Diego CA Unified School District GO	0.000%	7/1/26		8,425	7,898
San Diego CA Unified School District GO	5.000%	7/1/26		5,590	6,806
San Diego CA Unified School District GO	5.500%	7/1/26	(4)	7,565	9,715
San Diego CA Unified School District GO	0.000%	7/1/27		8,530	7,840
San Diego CA Unified School District GO	0.000%	7/1/28		8,000	7,204
San Diego CA Unified School District GO	5.000%	7/1/28		725	881
San Diego CA Unified School District GO	5.000%	7/1/28		6,555	7,962
San Diego CA Unified School District GO	0.000%	7/1/29		3,250	2,859
San Diego CA Unified School District GO	0.000%	7/1/29		1,250	1,068
San Diego CA Unified School District GO	5.000%	7/1/29		750	910
San Diego CA Unified School District GO	5.000%	7/1/29		3,330	4,153
San Diego CA Unified School District GO	0.000%	7/1/30		10,255	8,772
San Diego CA Unified School District GO	0.000%	7/1/30		2,570	2,198
San Diego CA Unified School District GO	0.000%	7/1/30		2,010	1,645
San Diego CA Unified School District GO	0.000%	7/1/30		2,330	1,993
San Diego CA Unified School District GO	5.000%	7/1/30		7,610	8,633
San Diego CA Unified School District GO	0.000%	7/1/31		2,300	1,798
San Diego CA Unified School District GO	5.000%	7/1/31		1,200	1,450
San Diego CA Unified School District GO	5.000%	7/1/31		3,000	3,805
San Diego CA Unified School District GO	5.000%	7/1/31		8,985	10,187
San Diego CA Unified School District GO	0.000%	7/1/32		2,000	1,491
San Diego CA Unified School District GO	4.000%	7/1/32		1,000	1,138
San Diego CA Unified School District GO	5.000%	7/1/32		5,125	5,807
San Diego CA Unified School District GO	4.000%	8/1/32		1,065	1,232
San Diego CA Unified School District GO	4.000%	7/1/33		2,000	2,267
San Diego CA Unified School District GO	5.000%	7/1/33		4,440	5,567

145

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,394
San Diego CA Unified School District GO	4.000%	7/1/34	2,025	2,372
San Diego CA Unified School District GO	4.000%	7/1/35	3,600	4,061
San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,955
San Diego CA Unified School District GO	4.000%	8/1/35	1,855	2,111
San Diego CA Unified School District GO	4.000%	7/1/36	1,640	1,965
San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,570
San Diego CA Unified School District GO	4.000%	7/1/37	1,735	2,072
San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,892
San Diego CA Unified School District GO	4.000%	7/1/37	5,155	5,959
San Diego CA Unified School District GO	4.000%	7/1/38	1,790	2,127
San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,860
San Diego CA Unified School District GO	4.000%	7/1/39	2,000	2,369
San Diego County CA COP	5.000%	10/15/24	2,125	2,553
San Diego County CA COP	5.000%	10/15/25	5,305	6,365
San Diego County CA COP	5.000%	10/15/26	2,590	3,104
San Diego County CA COP	5.000%	10/15/27	2,000	2,394
San Diego County CA COP	5.000%	10/15/28	1,400	1,672
San Diego County CA COP	5.000%	10/15/29	2,010	2,392
San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/22	425	472
San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	4.000%	11/1/23	1,710	1,916
San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/24	805	961
San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/26	1,145	1,406
San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/28	2,450	3,001
San Diego County CA Limited Obligation Revenue (Sanford Burnham Prebys Medical Discovery Institute)	5.000%	11/1/30	2,195	2,681
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/23	1,660	1,852
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/23	3,780	4,218
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/23	380	424
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/24	1,265	1,454
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/24	7,115	8,177
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/25	1,000	1,180
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/25	3,700	4,364
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/25	300	354

146

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/25	9,000	9,033
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26	1,000	1,206
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26	5,310	6,401
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26	400	482
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26	6,000	6,022
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26	200	241
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/27	1,535	1,891
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/27	5,465	6,731
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/27	400	493
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/27	330	406
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	1,140	1,432
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	5,570	6,994
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	335	421
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	3,000	3,011
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	350	429
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/29	2,755	3,518
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/29	350	447
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/29	310	378
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/30	2,645	3,423
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/30	750	950
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/30	590	715
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/31	345	442
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/31	3,100	3,976
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/31	1,500	1,887
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32	360	458
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32	1,320	1,679
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32	4,500	5,616

147

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32	1,000	1,197
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/33	455	575
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/33	1,525	1,926
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/33	2,650	3,286
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/33	1,305	1,554
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	475	598
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	850	1,070
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	1,590	1,965
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34	1,010	1,200
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35	505	632
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35	750	939
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35	2,875	3,537
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/35	1,000	1,183
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/36	530	660
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/36	2,500	3,114
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/36	5,750	7,042
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/36	2,765	3,260
San Diego County CA Regional Airport Authority Revenue	4.000%	7/1/37	1,500	1,676
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/37	560	695
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/37	2,470	3,065
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/37	1,690	1,987
San Diego County CA Regional Airport Authority Revenue	4.000%	7/1/38	1,505	1,676
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/38	585	723
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/38	2,850	3,525
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/39	615	758
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/39	3,035	3,742
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/39	6,000	7,279

148

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/40		650	800
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/40		4,115	5,062
San Diego County CA Water Authority Revenue	5.000%	5/1/26		2,090	2,626
San Diego County CA Water Authority Revenue	5.000%	5/1/35		13,795	16,798
San Diego County CA Water Authority Revenue COP	5.250%	5/1/22	(14)	7,075	7,751
San Dieguito CA Union High School District GO	4.000%	8/1/23	(Prere.)	1,750	1,955
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/28		1,685	2,065
San Francisco CA Bay Area Rapid Transit District GO	4.000%	8/1/34		6,595	7,480
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/36		1,875	2,317
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/20		1,040	1,044
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	290	319
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	690	758
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	755	830
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	780	857
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	1,885	2,072
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/22	(Prere.)	2,045	2,248
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27		5,765	6,967
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28		2,510	3,031
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/30		550	660
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/31		2,215	2,649
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/32		1,625	1,941
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/33		1,500	1,788
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34		1,615	1,878
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36		3,035	3,503
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/37		2,510	2,883
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38		3,045	3,480
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39		2,075	2,366

149

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/23		2,220	2,440
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/23		4,070	4,474
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/24		2,335	2,566
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/24		4,270	4,692
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/25		2,450	2,691
San Francisco CA City & County (Earthquake Safety & Emergency Response) GO	5.000%	6/15/25		4,485	4,927
San Francisco CA City & County COP	5.000%	4/1/27		13,095	15,652
San Francisco CA City & County COP	5.000%	4/1/28		465	554
San Francisco CA City & County COP	3.000%	4/1/30		8,085	8,912
San Francisco CA City & County COP	4.000%	9/1/30		5,215	5,682
San Francisco CA City & County COP	3.000%	4/1/31		8,405	9,213
San Francisco CA City & County COP	4.000%	9/1/31		5,100	5,541
San Francisco CA City & County COP	4.000%	9/1/32		5,680	6,152
San Francisco CA City & County COP	4.000%	4/1/35		9,870	10,855
San Francisco CA City & County COP	4.000%	9/1/35		5,170	5,564
San Francisco CA City & County COP	4.000%	4/1/36		10,665	11,695
San Francisco CA City & County COP	4.000%	4/1/37		8,590	9,784
San Francisco CA City & County COP	4.000%	4/1/38		4,930	5,601
San Francisco CA City & County COP	4.000%	4/1/39		5,290	5,995
San Francisco CA City & County COP	4.000%	4/1/40		9,660	10,897
San Francisco CA City & County GO	5.000%	6/15/20		500	501
San Francisco CA City & County GO	5.000%	6/15/22		2,640	2,839
San Francisco CA City & County GO	5.000%	6/15/23		4,000	4,299
San Francisco CA City & County GO	5.000%	6/15/26		2,920	3,340
San Francisco CA City & County GO	5.000%	6/15/27		5,815	6,648
San Francisco CA City & County GO	4.000%	6/15/28		4,190	4,610
San Francisco CA City & County GO	4.000%	6/15/29		4,545	4,990
San Francisco CA City & County GO	4.000%	6/15/29		7,130	8,058
San Francisco CA City & County GO	4.000%	6/15/32		1,650	2,013
San Francisco CA City & County GO	4.000%	6/15/33		200	242
San Francisco CA City & County GO	4.000%	6/15/33		8,160	9,094
San Francisco CA City & County GO	4.000%	6/15/34		275	330
San Francisco CA City & County GO	4.000%	6/15/35		200	238
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21		5,210	5,413
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21		965	968
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	550	574
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	1,150	1,200
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	1,200	1,252
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22		6,410	6,930
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22		1,705	1,843

150

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/22		2,465	2,473
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/23		3,335	3,731
	San Francisco CA City & County International Airport Revenue	4.000%	5/1/24		5,775	6,454
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/24		1,700	1,965
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/24		3,245	3,751
	San Francisco CA City & County International Airport Revenue	4.000%	5/1/25		3,625	4,131
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/25		2,110	2,511
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/25		6,180	7,355
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/27		2,040	2,474
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/28		2,220	2,683
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/28		7,625	8,220
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/29		1,885	2,271
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/29		7,205	9,327
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/30		4,790	4,964
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/30		5,000	6,421
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/31		635	759
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/31		4,150	5,290
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/32		10,125	12,798
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/36		9,090	11,271
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/37		10,345	12,782
	San Francisco CA City & County International Airport Revenue	5.000%	5/1/38		10,000	12,316
[1]	San Francisco CA City & County Multi-Family Housing Revenue (1500 Mission Street Apartments) TOB VRDO	0.490%	6/5/20	LOC	8,100	8,100
[2]	San Francisco CA City & County Multi-Family Housing Revenue (Eastern Park Apartments LP) PUT	1.300%	1/1/23		4,000	4,066
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	2.125%	10/1/23		3,000	3,107
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/26		5,865	7,243
	San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/26		1,795	2,217

151

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/27		1,885	2,327
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/30		13,170	14,534
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	11/1/33		2,500	2,949
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/34		9,495	11,503
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/34		3,550	4,488
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	11/1/34		5,000	5,888
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		9,980	12,062
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		125	157
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/36		10,495	12,666
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/37		3,135	3,915
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/38		4,790	5,957
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/20		2,010	2,050
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21		1,165	1,244
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	5,730	6,259
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	5,000	5,461
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	3,020	3,296
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/22		945	1,053
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/23		4,245	4,921
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/23		1,425	1,652
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/24		1,000	1,202
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/25		6,035	7,364
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/27		7,755	9,445
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/27		1,000	1,218
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/28		10,235	11,323
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28		5,355	6,516
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28		2,640	3,157
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28		3,830	4,580

152

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28	1,830	2,188
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29	12,685	15,381
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29	3,300	3,934
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29	4,025	4,798
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	2,295
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29	3,510	3,811
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	4,332
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30	3,470	4,123
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30	4,230	5,026
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30	2,025	2,406
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/31	2,000	2,437
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/31	14,015	15,459
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	1,000	1,203
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	3,650	4,323
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	4,450	5,270
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	2,130	2,523
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32	3,000	3,645
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32	3,610	3,980
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	2,675	3,209
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	3,835	4,527
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	4,680	5,525
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	2,240	2,644
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/33	6,280	7,761
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	8,145	10,004
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	4,000	4,703
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/36	8,625	9,850
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36	1,100	1,312

153

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/38	1,520	1,780
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/39	5,090	5,953
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/20	130	131
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/21	160	169
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/22	125	136
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/23	120	134
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/24	440	508
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/24	860	993
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/24	305	352
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/24	135	156
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/25	400	474
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/25	400	474
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/25	240	276
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/26	1,405	1,702

154

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/26	500	606
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/27	500	602
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/27	500	602
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/27	140	160
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/28	835	1,002
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/29	745	888
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/29	460	520
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/30	550	650
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/31	710	835
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/31	400	449
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/32	450	527
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/32	1,000	1,170
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/32	860	1,006

155

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/32	525	587
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/33	670	781
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/33	660	769
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/33	750	874
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/34	700	814
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/34	660	767
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/34	555	645
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/34	225	250
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/35	400	463
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/35	900	1,042
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/35	620	718
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/36	350	404
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/36	625	722

156

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/36		780	901
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Redevelopment Projects)	5.000%	8/1/21		2,030	2,144
San Francisco CA City & County Unified School District GO	5.000%	6/15/24		1,100	1,296
San Francisco CA City & County Unified School District GO	5.000%	6/15/27		6,475	7,603
San Francisco CA City & County Unified School District GO	5.000%	6/15/28		10,170	11,924
San Francisco CA City & County Unified School District GO	4.000%	6/15/32		5,300	5,601
San Francisco CA City & County Unified School District GO	4.250%	6/15/33		4,000	4,240
San Francisco CA Municipal Transportation Agency Revenue	5.000%	3/1/29		1,585	1,765
San Francisco CA Municipal Transportation Agency Revenue	5.000%	3/1/32		2,170	2,400
San Francisco CA Municipal Transportation Agency Revenue	5.000%	3/1/33		3,025	3,338
San Francisco CA Municipal Transportation Agency Revenue	5.000%	3/1/34		1,640	1,862
San Jacinto CA Unified School District COP	5.000%	9/1/20	(4)	575	581
San Jacinto CA Unified School District COP	5.000%	9/1/21	(4)	850	899
San Jacinto CA Unified School District COP	5.000%	9/1/23	(4)	470	534
San Jacinto CA Unified School District COP	5.000%	9/1/24	(4)	985	1,160
San Jacinto CA Unified School District COP	5.000%	9/1/29	(4)	1,255	1,662
San Jacinto CA Unified School District COP	5.000%	9/1/31	(4)	1,385	1,843
San Jacinto CA Unified School District COP	5.000%	9/1/33	(4)	1,525	1,991
San Jacinto CA Unified School District COP	5.000%	9/1/35	(4)	1,685	2,176
San Joaquin County CA Transportation Authority Revenue	4.000%	3/1/21		710	729
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/22		320	346
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/33		7,115	8,754
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/34		1,485	1,819
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/35		5,750	7,020
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/36		4,725	6,013
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/38		3,385	4,272
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/22	(14)	580	572
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/1/23	(ETM)	16,000	15,795
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24	(14)	7,140	6,424

157

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/1/25	(ETM)	14,750	14,397
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/27	(14)	100	82
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/29		12,210	13,590
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/34		4,460	4,852
San Jose CA Airport Revenue	5.000%	3/1/26		4,610	4,748
San Jose CA Airport Revenue	5.000%	3/1/29		200	247
San Jose CA Airport Revenue	5.000%	3/1/30		250	307
San Jose CA Airport Revenue	5.000%	3/1/33		500	604
San Jose CA Airport Revenue	5.000%	3/1/34		500	603
San Jose CA Airport Revenue	5.000%	3/1/36		3,020	3,614
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20	(Prere.)	1,270	1,280
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20	(Prere.)	1,140	1,149
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.125%	8/1/20	(Prere.)	570	575
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/20	(Prere.)	800	807
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/20	(Prere.)	1,355	1,366
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/21		7,595	8,008
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/22		3,500	3,838
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/23		5,000	5,694
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/24		5,000	5,893
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26		3,650	4,530
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27		2,335	2,954
San Jose CA Special Hotel Tax Revenue (Convention Center Expansion & Renovation Project)	6.125%	5/1/31		5,000	5,100
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/22		500	552
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/23		400	459
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/24		525	625
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/25		440	541
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/26		775	980
San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/27		780	1,014
San Jose-Evergreen CA Community College District GO	5.000%	9/1/34		1,000	1,173
San Juan CA Unified School District GO	0.000%	8/1/25	(4)	10,000	9,619

158

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Juan CA Unified School District GO	0.000%	8/1/26	(4)	12,215	11,541
	San Juan CA Unified School District GO	4.000%	8/1/31		3,250	3,807
[3]	San Leandro CA Unified School District GO	4.000%	8/1/27	(15)	150	182
[3]	San Leandro CA Unified School District GO	4.000%	8/1/28	(15)	200	246
[3]	San Leandro CA Unified School District GO	4.000%	8/1/29	(15)	375	457
[3]	San Leandro CA Unified School District GO	4.000%	8/1/30	(15)	300	363
[3]	San Leandro CA Unified School District GO	4.000%	8/1/31	(15)	400	479
[3]	San Leandro CA Unified School District GO	4.000%	8/1/32	(15)	525	621
[3]	San Leandro CA Unified School District GO	4.000%	8/1/33	(15)	400	469
[3]	San Leandro CA Unified School District GO	4.000%	8/1/34	(15)	670	784
[3]	San Leandro CA Unified School District GO	4.000%	8/1/35	(15)	275	320
[3]	San Leandro CA Unified School District GO	4.000%	8/1/36	(15)	1,230	1,427
[3]	San Leandro CA Unified School District GO	4.000%	8/1/37	(15)	850	983
[3]	San Leandro CA Unified School District GO	4.000%	8/1/38	(15)	780	899
[3]	San Leandro CA Unified School District GO	4.000%	8/1/39	(15)	400	460
	San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/24	(15)	855	967
	San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/25	(15)	970	1,095
	San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/26	(15)	500	563
	San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/27	(15)	1,070	1,202
	San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/28	(15)	600	673
	San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/33	(15)	2,790	3,131
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/25	(4)	800	951
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/26	(4)	635	772
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/27	(4)	600	746
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/28	(4)	890	1,102
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/30	(4)	750	920
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/31	(4)	1,060	1,292
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/32	(4)	850	1,028
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/33	(4)	635	765
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/35	(4)	1,000	1,196
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/36	(4)	1,325	1,579
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/37	(4)	1,750	2,080
	San Marcos CA Unified School District GO	0.000%	8/1/25		2,300	2,200
	San Marcos CA Unified School District GO	0.000%	8/1/30		2,000	1,705
	San Marcos CA Unified School District GO	5.000%	8/1/30		4,050	5,134
	San Marcos CA Unified School District GO	0.000%	8/1/31		2,000	1,656
	San Marcos CA Unified School District GO	5.000%	8/1/31		3,615	4,557

159

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Marcos CA Unified School District GO	0.000%	8/1/32		2,500	2,004
San Marcos CA Unified School District GO	4.000%	8/1/32		300	355
San Marcos CA Unified School District GO	5.000%	8/1/34		3,545	4,406
San Marcos CA Unified School District GO	5.000%	8/1/35		4,000	4,952
San Marcos CA Unified School District GO	5.000%	8/1/36		3,375	4,163
San Marcos CA Unified School District GO	4.000%	8/1/37		4,015	4,629
San Marcos CA Unified School District GO	4.000%	8/1/38		9,140	10,497
San Mateo CA Union High School District GO	0.000%	9/1/23	(Prere.)	2,725	2,579
San Mateo CA Union High School District GO	5.000%	9/1/23	(Prere.)	1,315	1,514
San Mateo CA Union High School District GO	5.000%	9/1/23	(Prere.)	725	835
San Mateo CA Union High School District GO	5.000%	9/1/23	(Prere.)	1,285	1,484
San Mateo CA Union High School District GO	5.000%	9/1/23	(Prere.)	715	826
San Mateo CA Union High School District GO	0.000%	9/1/24		2,665	2,515
San Mateo CA Union High School District GO	4.000%	9/1/32		3,155	3,623
San Mateo CA Union High School District GO	4.000%	9/1/33		3,540	4,123
San Mateo CA Union High School District GO	4.000%	9/1/33		1,950	2,271
San Mateo CA Union High School District GO	4.000%	9/1/35		1,585	1,831
San Mateo County CA Community College District GO	0.000%	9/1/21	(14)	4,645	4,625
San Mateo County CA Community College District GO	0.000%	9/1/22	(14)	5,675	5,619
San Mateo County CA Community College District GO	0.000%	9/1/24	(14)	2,825	2,734
San Mateo County CA Community College District GO	0.000%	9/1/25	(14)	4,000	3,799
San Mateo County CA Community College District GO	0.000%	9/1/30	(14)	5,740	4,875
San Mateo County CA Community College District GO	4.000%	9/1/34		2,670	3,179
San Mateo County CA Community College District GO	5.000%	9/1/36		1,000	1,299
San Mateo County CA Community College District GO	5.000%	9/1/37		1,000	1,295
San Mateo County CA Community College District GO	5.000%	9/1/38		750	967
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	5.000%	7/15/35	(4)	4,875	6,165
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	5.000%	7/15/36		6,075	7,641
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	5.000%	7/15/37		6,435	8,068
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/23		1,210	1,376
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Maple Street Correctional Center)	5.000%	6/15/27		2,000	2,351
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.000%	7/15/21		1,035	1,078

160

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/22		1,335	1,466
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/23		1,630	1,860
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.000%	7/15/32		4,500	5,143
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.000%	7/15/33		5,000	5,689
San Mateo County CA Transportation Authority Revenue	4.000%	6/1/20		770	770
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/20		790	790
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/21		1,385	1,452
San Mateo County CA Transportation Authority Revenue	4.000%	6/1/22		600	646
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/22		805	882
San Mateo County CA Transportation Authority Revenue	4.000%	6/1/23		1,540	1,713
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/23		900	1,028
San Mateo County CA Transportation Authority Revenue	4.000%	6/1/24		750	860
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/24		1,250	1,482
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/25		1,265	1,552
San Mateo County CA Transportation Authority Revenue	5.000%	6/1/31		1,365	1,644
San Mateo Foster City CA Public Financing Authority Street & Flood Control Revenue	4.000%	5/1/38		600	689
San Mateo Foster City CA Public Financing Authority Street & Flood Control Revenue	4.000%	5/1/39		600	687
San Mateo Foster City CA Public Financing Authority Street & Flood Control Revenue	4.000%	5/1/40		550	626
San Mateo Foster City CA Public Financing Authority Wastewater Revenue	5.000%	8/1/34		825	1,088
San Mateo Foster City CA Public Financing Authority Wastewater Revenue	4.000%	8/1/35		1,500	1,789
San Mateo Foster City CA Public Financing Authority Wastewater Revenue	5.000%	8/1/36		1,425	1,860
San Mateo Foster City CA Public Financing Authority Wastewater Revenue	4.000%	8/1/37		2,750	3,249
San Mateo Foster City CA Public Financing Authority Wastewater Revenue	4.000%	8/1/39		1,250	1,465
San Mateo-Foster City CA School District GO	4.000%	8/1/25	(Prere.)	1,580	1,878
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/22	(4)	1,000	1,089

161

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23	(4)	1,250	1,412
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	(4)	1,770	2,045
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	(4)	1,860	2,141
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	(4)	2,275	2,598
San Rafael CA Elementary School District Capital Appreciation GO	0.000%	8/1/29	(14)	3,025	2,630
San Rafael CA Elementary School District GO	0.000%	8/1/25	(14)	1,765	1,680
San Rafael CA Elementary School District GO	3.000%	8/1/34		325	353
San Rafael CA Elementary School District GO	3.000%	8/1/35		1,210	1,304
San Rafael CA Elementary School District GO	3.000%	8/1/37		825	880
San Rafael CA High School District GO	0.000%	8/1/25	(14)	410	395
San Rafael CA High School District GO	0.000%	8/1/26	(14)	3,315	3,140
San Rafael CA High School District GO	0.000%	8/1/29	(14)	6,505	5,806
San Rafael CA High School District GO	4.000%	8/1/35		1,075	1,288
San Rafael CA High School District GO	4.000%	8/1/36		1,200	1,432
San Rafael CA High School District GO	3.000%	8/1/38		1,200	1,291
San Rafael CA High School District GO	3.000%	8/1/39		1,000	1,073
San Rafael CA High School District GO	3.000%	8/1/40		1,450	1,546
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	(2)	1,020	966
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	(2)	1,700	1,537
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	(2)	1,800	1,589
San Ramon CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	(15)	1,520	1,821
San Ramon CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	(15)	1,595	1,885
San Ramon CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	(15)	1,670	1,966
San Ramon Valley CA Unified School District GO	4.000%	8/1/28		1,225	1,357
San Ramon Valley CA Unified School District GO	4.000%	8/1/28		1,225	1,357
San Ramon Valley CA Unified School District GO	4.000%	8/1/32		2,000	2,291
San Ysidro CA School District COP	5.000%	9/1/27	(15)	100	109
San Ysidro CA School District COP	5.000%	9/1/31	(15)	200	217
San Ysidro CA School District COP	5.000%	9/1/34	(15)	200	215
San Ysidro CA School District COP	5.000%	9/1/37	(15)	320	344
San Ysidro CA School District GO	0.000%	8/1/26	(14)	4,770	4,276
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/21		125	132
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/22		100	110
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/23		100	114

162

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/24		130	154
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/25		150	183
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/26		200	251
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	5.000%	8/1/27		250	322
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/28		275	334
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/29		350	423
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/30		500	601
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/31		500	598
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/32		500	593
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/33		860	1,010
Santa Ana CA Unified School District COP	0.000%	4/1/32	(4)	1,750	1,344
Santa Ana CA Unified School District GO	0.000%	8/1/31	(14)	3,825	3,078
Santa Barbara CA Unified School District GO	4.000%	8/1/30		875	1,048
Santa Barbara CA Unified School District GO	4.000%	8/1/30		300	359
Santa Clara CA Electric Revenue	5.000%	7/1/21	(Prere.)	1,000	1,051
Santa Clara CA Electric Revenue	5.250%	7/1/21	(Prere.)	2,525	2,660
Santa Clara CA Electric Revenue	4.000%	1/1/23	(Prere.)	4,720	5,160
Santa Clara CA Electric Revenue	4.000%	1/1/23	(Prere.)	5,200	5,684
Santa Clara CA Electric Revenue	4.000%	1/1/23	(Prere.)	5,230	5,717
Santa Clara CA Financing Authority Revenue	4.000%	5/15/33		7,500	8,424
Santa Clara CA Financing Authority Revenue	3.000%	5/1/36		2,000	2,140
Santa Clara CA Financing Authority Revenue	3.000%	5/1/37		2,000	2,122
Santa Clara CA Financing Authority Revenue	3.000%	5/1/38		2,000	2,100
Santa Clara CA Financing Authority Revenue	3.000%	5/1/39		2,000	2,094
Santa Clara CA Financing Authority Revenue	3.000%	5/1/40		2,000	2,073
Santa Clara CA Unified School District GO	5.000%	7/1/21		2,290	2,410
Santa Clara CA Unified School District GO	5.000%	7/1/22		2,060	2,270
Santa Clara CA Unified School District GO	5.000%	7/1/23		2,185	2,510
Santa Clara CA Unified School District GO	5.000%	7/1/25		3,120	3,711
Santa Clara CA Unified School District GO	5.000%	7/1/25		3,595	4,276
Santa Clara CA Unified School District GO	4.000%	7/1/29		6,650	7,847
Santa Clara CA Unified School District GO	4.000%	7/1/29		8,235	9,717
Santa Clara CA Unified School District GO	4.000%	7/1/30		8,800	10,305
Santa Clara CA Unified School District GO	3.000%	7/1/31		4,460	4,914

163

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Santa Clara CA Unified School District GO	3.000%	7/1/32		4,770	5,202
Santa Clara CA Unified School District GO	3.000%	7/1/33		1,610	1,738
Santa Clara CA Unified School District GO	4.000%	7/1/33		8,750	10,031
Santa Clara CA Unified School District GO	3.000%	7/1/34		5,430	5,830
Santa Clara CA Unified School District GO	3.000%	7/1/36		6,150	6,522
Santa Clara CA Unified School District GO	3.000%	7/1/37		6,545	6,923
Santa Clara CA Unified School District GO	3.000%	7/1/38		3,225	3,394
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	5.000%	5/15/22		6,060	6,628
Santa Clara County CA Financing Authority Revenue	5.000%	5/15/22		4,090	4,473
Santa Clara County CA Financing Authority Revenue	5.000%	5/15/25		6,510	7,957
Santa Clara County CA Financing Authority Revenue	5.000%	5/15/26		6,800	8,315
Santa Clara County CA GO	5.000%	8/1/28		8,830	9,737
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/22		710	784
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/23		375	431
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/24		275	328
Santa Clara Valley CA Joint Powers Authority Revenue	4.000%	8/1/25		615	727
Santa Clara Valley CA Joint Powers Authority Revenue	4.000%	8/1/26		710	858
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/29		545	685
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/30		1,235	1,541
Santa Clara Valley CA Water District COP	5.000%	6/1/20		575	575
Santa Clara Valley CA Water District COP	5.000%	6/1/21		525	550
Santa Clara Valley CA Water District COP	5.000%	6/1/22		550	603
Santa Clara Valley CA Water District COP	5.000%	6/1/23		845	965
Santa Clarita CA Community College District GO	5.000%	8/1/22	(Prere.)	5,450	6,018
Santa Clarita CA Community College District GO	0.000%	8/1/28	(14)	400	363
Santa Clarita CA Community College District GO	0.000%	8/1/29	(4)	3,030	2,690
Santa Clarita CA Community College District GO	0.000%	8/1/30	(4)	1,860	1,607
Santa Clarita CA Community College District GO	3.000%	8/1/33		350	384
Santa Clarita CA Community College District GO	3.000%	8/1/34		450	490
Santa Clarita CA Community College District GO	3.000%	8/1/35		700	756
Santa Clarita CA Community College District GO	3.000%	8/1/37		800	854
Santa Clarita CA Community College District GO	3.000%	8/1/38		750	796
Santa Clarita CA Community College District GO	3.000%	8/1/39		900	952

164

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Santa Clarita CA Community College District GO	3.000%	8/1/40		800	842
Santa Monica CA Community College District GO	0.000%	8/1/24		4,500	4,398
Santa Monica CA Community College District GO	0.000%	8/1/26		11,025	10,443
Santa Monica CA Community College District GO	4.000%	8/1/30		2,000	2,239
Santa Monica CA Community College District GO	5.000%	8/1/30		500	654
Santa Monica CA Community College District GO	5.000%	8/1/31		600	780
Santa Monica CA Community College District GO	4.000%	8/1/32		2,565	2,851
Santa Monica CA Community College District GO	5.000%	8/1/32		535	690
Santa Monica CA Community College District GO	4.000%	8/1/33		3,510	3,889
Santa Monica CA Community College District GO	4.000%	8/1/33		500	599
Santa Monica CA Community College District GO	4.000%	8/1/34		635	755
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/30		250	318
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/31		350	443
Santa Monica-Malibu CA Unified School District GO	4.000%	8/1/31		1,600	1,833
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/32		250	314
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/33		250	312
Santa Monica-Malibu CA Unified School District GO	4.000%	8/1/33		1,150	1,306
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/34		315	392
Santa Monica-Malibu CA Unified School District GO	5.000%	7/1/35		350	434
Santa Monica-Malibu CA Unified School District GO	4.000%	7/1/36		430	502
Santa Monica-Malibu CA Unified School District GO	4.000%	7/1/37		465	541
Santa Rosa CA High School District GO	5.000%	8/1/28	(4)	500	622
Santa Rosa CA High School District GO	5.000%	8/1/30	(4)	800	990
Santa Rosa CA High School District GO	5.000%	8/1/32	(4)	1,095	1,349
Santa Rosa CA High School District GO	5.000%	8/1/34	(4)	965	1,185
Santa Rosa CA High School District GO	5.000%	8/1/35	(4)	750	918
Santa Rosa CA Wastewater Revenue	5.000%	9/1/21		1,300	1,377
Santa Rosa CA Wastewater Revenue	5.000%	9/1/22		1,165	1,288
Santa Rosa CA Wastewater Revenue	5.000%	9/1/23		970	1,115
Santa Rosa CA Wastewater Revenue	5.000%	9/1/24		865	1,029
Santa Rosa CA Wastewater Revenue	5.000%	9/1/25		815	1,000
Santa Rosa CA Wastewater Revenue	5.000%	9/1/26		920	1,161
Santa Rosa CA Wastewater Revenue	0.000%	9/1/28	(4)	11,095	9,983

165

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Santa Rosa CA Wastewater Revenue	5.000%	9/1/29		2,870	3,158
Santa Rosa CA Wastewater Revenue	5.000%	9/1/30		3,055	3,358
Santee CA CDC Successor Agency Tax Allocation Revenue	4.000%	8/1/21		600	625
Santee CA CDC Successor Agency Tax Allocation Revenue	5.000%	8/1/22		570	622
Sequoia CA Union High School District GO	4.000%	7/1/43		32,370	36,021
Shasta-Tehama-Trinity CA Joint Community College District GO	5.000%	8/1/31		300	378
Shasta-Tehama-Trinity CA Joint Community College District GO	5.000%	8/1/32		275	344
Shasta-Tehama-Trinity CA Joint Community College District GO	4.000%	8/1/36		700	809
Shasta-Tehama-Trinity CA Joint Community College District GO	4.000%	8/1/37		1,000	1,153
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/21		725	766
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/24		1,000	1,184
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/28		1,000	1,214
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	8/1/35		1,000	1,197
Simi Valley CA Unified School District GO	5.000%	8/1/20		1,500	1,512
Simi Valley CA Unified School District GO	5.000%	8/1/21		1,220	1,288
Simi Valley CA Unified School District GO	5.000%	8/1/22		1,500	1,649
Simi Valley CA Unified School District GO	5.000%	8/1/23		2,500	2,856
Simi Valley CA Unified School District GO	5.000%	8/1/24		3,455	4,090
Simi Valley CA Unified School District GO	5.000%	8/1/25		2,785	3,402
Simi Valley CA Unified School District GO	0.000%	8/1/26	(4)	3,030	2,835
Simi Valley CA Unified School District GO	5.000%	8/1/26		2,025	2,542
Simi Valley CA Unified School District GO	0.000%	8/1/27	(4)	2,950	2,708
Simi Valley CA Unified School District GO	0.000%	8/1/28	(4)	4,785	4,298
Simi Valley CA Unified School District GO	4.000%	8/1/32		200	237
Simi Valley CA Unified School District GO	4.000%	8/1/33		175	206
Simi Valley CA Unified School District GO	3.000%	8/1/34		320	347
Simi Valley CA Unified School District GO	3.000%	8/1/35		525	566
Simi Valley CA Unified School District GO	3.000%	8/1/36		750	803
Simi Valley CA Unified School District GO	4.000%	8/1/36		1,240	1,434
Simi Valley CA Unified School District GO	3.000%	8/1/37		500	534
Simi Valley CA Unified School District GO	4.000%	8/1/37		1,320	1,522
Simi Valley CA Unified School District GO	4.000%	8/1/38		350	402
Simi Valley CA Unified School District GO	4.000%	8/1/39		365	418
Solana Beach CA School District Special Tax Revenue	5.000%	9/1/29		2,115	2,283
Solana Beach CA School District Special Tax Revenue	5.000%	9/1/32		2,655	2,847
Solano County CA Community College District GO	0.000%	8/1/21	(14)	985	982
Soledad CA Unified School District Revenue BAN	0.000%	8/1/21		2,120	2,108
Sonoma County CA Transportation Authority Sales Tax Revenue	5.000%	12/1/22		2,520	2,820
Sonoma County Junior College District GO	3.000%	8/1/39		1,055	1,132

166

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Sonoma Valley CA Unified School District GO	5.000%	8/1/32		1,250	1,504
South Bay CA Union School District (San Diego County) BAN	0.000%	8/1/22		2,250	2,223
South Bayside CA Waste Management Authority Solid Waste Enterprise Revenue (Shoreway Environment Center)	5.000%	9/1/31	(4)	320	424
South Bayside CA Waste Management Authority Solid Waste Enterprise Revenue (Shoreway Environment Center)	5.000%	9/1/32	(4)	500	655
South Bayside CA Waste Management Authority Solid Waste Enterprise Revenue (Shoreway Environment Center)	5.000%	9/1/33	(4)	450	586
South Bayside CA Waste Management Authority Solid Waste Enterprise Revenue (Shoreway Environment Center)	5.000%	9/1/34	(4)	1,335	1,732
South Bayside CA Waste Management Authority Solid Waste Enterprise Revenue (Shoreway Environment Center)	5.000%	9/1/37	(4)	2,240	2,867
South Bayside CA Waste Management Authority Solid Waste Enterprise Revenue (Shoreway Environment Center)	5.000%	9/1/38	(4)	2,630	3,353
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/23		1,000	1,075
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/25		1,250	1,340
South San Francisco CA Public Financing Authority Lease Revenue	4.000%	6/1/33		355	433
South San Francisco CA Public Financing Authority Lease Revenue	4.000%	6/1/35		700	838
South San Francisco CA Public Financing Authority Lease Revenue	4.000%	6/1/37		550	653
South San Francisco CA Public Financing Authority Lease Revenue	4.000%	6/1/38		485	573
South San Francisco CA Public Financing Authority Lease Revenue	4.000%	6/1/39		600	706
South San Francisco CA Public Financing Authority Lease Revenue	4.000%	6/1/40		700	819
South San Francisco CA Unified School District GO	4.000%	9/1/33		6,330	7,228
South San Francisco CA Unified School District GO	5.000%	9/1/40		150	179
Southern California Public Power Authority Revenue	5.000%	7/1/25		6,790	8,157
Southern California Public Power Authority Revenue	5.000%	7/1/37		1,800	2,084
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/20		1,000	1,004
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/21		1,000	1,052
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/23		4,000	4,206
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/24		2,375	2,495

167

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/25	1,675	1,758
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/26	1,250	1,312
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/27	1,000	1,049
Southern California Public Power Authority Revenue (Canyon Power Project) PUT	2.250%	5/1/21	45,800	46,018
Southern California Public Power Authority Revenue (Magnolia Power Project)	5.000%	7/1/24	850	1,007
Southern California Public Power Authority Revenue (Magnolia Power Project)	5.000%	7/1/25	1,085	1,326
Southern California Public Power Authority Revenue (Magnolia Power Project)	5.000%	7/1/26	700	877
Southern California Public Power Authority Revenue (Magnolia Power Project)	5.000%	7/1/27	1,135	1,459
Southern California Public Power Authority Revenue (Magnolia Power Project)	5.000%	7/1/28	3,860	5,090
Southern California Public Power Authority Revenue (Magnolia Power Project)	5.000%	7/1/29	2,000	2,693
Southern California Public Power Authority Revenue (Magnolia Power Project)	5.000%	7/1/30	1,725	2,380
Southern California Public Power Authority Revenue (Magnolia Power Project)	5.000%	7/1/31	1,630	2,215
Southern California Public Power Authority Revenue (Magnolia Power Project)	5.000%	7/1/32	1,400	1,891
Southern California Public Power Authority Revenue (Magnolia Power Project)	5.000%	7/1/33	1,200	1,596
Southern California Public Power Authority Revenue (Magnolia Power Project)	5.000%	7/1/34	1,555	2,064
Southern California Public Power Authority Revenue (Magnolia Power Project)	5.000%	7/1/35	1,580	2,085
Southern California Public Power Authority Revenue (Magnolia Power Project)	5.000%	7/1/36	2,600	3,425
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/23	5,540	6,192
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/24	5,000	5,736
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/25	7,025	8,244
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/26	3,525	4,220
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/28	2,265	2,778
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/29	300	373
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/33	5,765	7,288
Southern California Public Power Authority Revenue (Tieton Hydropower Project)	5.000%	7/1/26	320	401
Southern California Public Power Authority Revenue (Tieton Hydropower Project)	5.000%	7/1/27	350	450
Southern California Public Power Authority Revenue (Tieton Hydropower Project)	5.000%	7/1/28	585	769

168

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southern California Public Power Authority Revenue (Tieton Hydropower Project)	5.000%	7/1/29	430	579
Southern California Public Power Authority Revenue (Tieton Hydropower Project)	5.000%	7/1/30	400	549
Southern California Public Power Authority Revenue (Tieton Hydropower Project)	5.000%	7/1/31	325	442
Southern California Public Power Authority Revenue (Tieton Hydropower Project)	5.000%	7/1/32	500	673
Southern California Public Power Authority Revenue (Tieton Hydropower Project)	5.000%	7/1/33	840	1,117
Southern California Public Power Authority Revenue (Tieton Hydropower Project)	5.000%	7/1/34	875	1,159
Southern California Public Power Authority Revenue (Tieton Hydropower Project)	5.000%	7/1/35	600	792
Southern California Public Power Authority Revenue (Tieton Hydropower Project)	5.000%	7/1/36	800	1,051
Southern California Public Power Authority Revenue (Tieton Hydropower Project)	5.000%	7/1/37	1,000	1,307
Southern California Public Power Authority Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,536
Southern California Public Power Authority Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	734
Southern California Public Power Authority Revenue (Windy Point/Windy Flats Project)	5.000%	4/1/24	3,600	4,188
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/22	900	993
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/23	1,370	1,575
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/24	700	835
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/25	805	993
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/26	750	926
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/27	1,460	1,798
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/29	1,500	1,837
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/30	1,120	1,367
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/31	1,470	1,791
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/32	2,410	2,932
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/33	2,325	2,824
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/34	4,825	5,847
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/35	2,840	3,435
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/36	3,000	3,622
Southwestern California Community College District GO	0.000%	8/1/24	750	726

169

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Southwestern California Community College District GO	0.000%	8/1/25		1,090	1,031
	Southwestern California Community College District GO	0.000%	8/1/26		2,000	1,810
	Southwestern California Community College District GO	0.000%	8/1/27		2,000	1,730
	Southwestern California Community College District GO	0.000%	8/1/28		2,535	2,089
	Southwestern California Community College District GO	5.000%	8/1/29		1,000	1,249
	Southwestern California Community College District GO	5.000%	8/1/29		300	384
	Southwestern California Community College District GO	5.000%	8/1/30		300	381
	Southwestern California Community College District GO	4.000%	8/1/31		300	359
	Southwestern California Community College District GO	4.000%	8/1/32		1,000	1,157
	Southwestern California Community College District GO	4.000%	8/1/32		250	297
	Southwestern California Community College District GO	4.000%	8/1/33		300	352
	Southwestern California Community College District GO	4.000%	8/1/34		1,760	2,016
	Southwestern California Community College District GO	4.000%	8/1/35		1,500	1,712
	Southwestern California Community College District GO	4.000%	8/1/36		1,200	1,388
	Southwestern California Community College District GO	4.000%	8/1/37		2,385	2,750
	Southwestern California Community College District GO	4.000%	8/1/38		1,750	2,010
[4]	St. Helena CA Unified School District GO, 4.000% coupon rate effective 8/1/2023	0.000%	8/1/27		4,550	4,805
	State Center California Community College District GO	5.000%	8/1/27		635	819
	State Center California Community College District GO	4.000%	8/1/34		1,000	1,167
	State Center California Community College District GO	4.000%	8/1/36		1,045	1,208
	State Center California Community College District GO	4.000%	8/1/37		1,000	1,153
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/20	(15)	580	585
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/21	(15)	450	470
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/22	(15)	950	1,018
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/23	(15)	660	727
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/24	(15)	1,090	1,230
	Stockton CA Public Financing Authority Revenue	4.000%	9/2/25	(15)	1,100	1,267

170

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Stockton CA Public Financing Authority Revenue	4.000%	9/2/26	(15)	1,170	1,371
Stockton CA Public Financing Authority Wastewater Revenue	1.400%	6/1/22		17,500	17,461
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/22	(15)	1,000	1,094
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/23	(15)	1,015	1,150
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/24	(15)	1,000	1,169
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/25	(15)	1,250	1,456
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/26	(15)	1,375	1,594
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/27	(15)	1,250	1,445
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/28	(15)	2,215	2,554
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/29	(15)	1,055	1,213
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/20	(15)	500	508
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/23	(15)	725	824
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/24	(15)	900	1,055
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/25	(15)	1,000	1,205
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/26	(15)	1,000	1,235
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/27	(15)	2,200	2,782
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/28	(15)	1,815	2,345
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/29	(15)	1,520	1,953
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/30	(15)	1,750	2,230
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/32	(15)	1,635	2,052
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/33	(15)	1,290	1,611
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/34	(15)	1,540	1,914
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/35	(15)	1,550	1,918
Stockton CA Public Financing Authority Water Revenue	4.000%	10/1/37	(15)	1,730	1,966
Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.125%	10/1/23	(Prere.)	1,000	1,193
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	(4)	1,600	1,944
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	(4)	1,500	1,810

171

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	(4)	2,890	3,419
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	(4)	2,000	2,360
Stockton CA Unified School District GO	5.000%	8/1/20		930	937
Stockton CA Unified School District GO	5.000%	8/1/21		2,185	2,303
Stockton CA Unified School District GO	5.000%	8/1/22		2,650	2,904
Stockton CA Unified School District GO	5.000%	7/1/23	(4)	1,110	1,213
Stockton CA Unified School District GO	5.000%	8/1/23		2,055	2,337
Stockton CA Unified School District GO	5.000%	7/1/24	(4)	1,570	1,716
Stockton CA Unified School District GO	5.000%	8/1/24	(15)	100	118
Stockton CA Unified School District GO	5.000%	8/1/27	(15)	225	287
Stockton CA Unified School District GO	5.000%	8/1/28	(15)	885	1,157
Stockton CA Unified School District GO	5.000%	8/1/28	(15)	1,000	1,170
Stockton CA Unified School District GO	5.000%	8/1/29	(15)	805	1,047
Stockton CA Unified School District GO	5.000%	8/1/29	(15)	600	699
Stockton CA Unified School District GO	4.000%	8/1/30	(4)	1,960	2,184
Stockton CA Unified School District GO	5.000%	8/1/30	(15)	130	168
Stockton CA Unified School District GO	5.000%	8/1/30	(15)	1,555	1,806
Stockton CA Unified School District GO	5.000%	8/1/31	(15)	1,875	2,171
Stockton CA Unified School District GO	5.000%	8/1/32	(15)	2,060	2,378
Stockton CA Unified School District GO	5.000%	8/1/33	(15)	2,250	2,593
Stockton CA Unified School District GO	5.000%	8/1/34	(15)	2,105	2,421
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/23	(15)	1,110	1,272
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	(15)	1,000	1,181
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	(15)	1,200	1,410
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	(15)	1,360	1,591
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/28	(15)	1,280	1,493
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/29	(15)	2,255	2,623
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/30	(15)	1,000	1,159
Sweetwater CA Unified High School District GO	3.000%	8/1/25		455	496
Sweetwater CA Unified School District GO	0.000%	8/1/23	(4)	1,575	1,520
Sweetwater CA Unified School District GO	3.000%	8/1/23		815	865
Sweetwater CA Unified School District GO	5.000%	8/1/23	(15)	1,090	1,232
Sweetwater CA Unified School District GO	3.000%	8/1/24		300	323
Sweetwater CA Unified School District GO	5.000%	8/1/24	(15)	1,255	1,464
Sweetwater CA Unified School District GO	5.000%	8/1/27	(15)	7,000	8,059
Sweetwater CA Unified School District GO	5.000%	8/1/28	(15)	8,000	9,189
Sweetwater CA Unified School District GO	5.000%	8/1/35		5,000	5,774
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/25	(15)	330	400
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/26	(15)	175	218
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/27	(15)	185	230
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/28	(15)	390	484
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/29	(15)	480	594
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/30	(15)	475	587
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/31	(15)	180	222

172

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/32	(15)	175	216
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/33	(15)	225	277
Tahoe-Truckee CA Unified School District COP	5.000%	6/1/34	(15)	245	300
Tahoe-Truckee CA Unified School District COP	4.000%	6/1/35	(15)	515	586
Tahoe-Truckee CA Unified School District COP	4.000%	6/1/36	(15)	255	289
Tahoe-Truckee CA Unified School District COP	4.000%	6/1/37	(15)	310	351
Tahoe-Truckee CA Unified School District COP	3.000%	6/1/38	(15)	1,485	1,562
Tahoe-Truckee CA Unified School District COP	4.000%	6/1/39	(15)	260	292
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/25		200	244
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/26		330	414
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/20		750	765
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/21		1,495	1,577
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/22		800	880
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/23		1,395	1,584
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24		1,720	2,009
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25		1,795	2,145
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26		1,000	1,210
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27		1,000	1,240
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	(4)	530	681
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	(4)	500	637
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	(4)	535	677
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	(4)	1,000	1,258
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	(4)	785	981
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	(4)	1,650	2,048
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	(4)	1,705	2,109
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	(4)	2,620	3,227
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	(4)	2,765	3,394
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	(4)	2,350	2,875
Temecula Valley CA Unified School District GO	4.300%	8/1/32	(15)	2,000	2,208
Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/22		1,000	1,071
Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/23		2,000	2,208
Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/24		2,000	2,269

173

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/26		1,000	1,184
	Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/27		2,000	2,418
	Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/28		1,500	1,847
	Tobacco Securitization Authority of Southern California Revenue	2.250%	6/1/29		575	590
	Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/29		1,500	1,873
	Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/31		3,655	4,549
	Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/32		1,000	1,233
	Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/33		2,000	2,447
	Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/34		3,000	3,658
	Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/36		1,000	1,207
	Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/37		1,000	1,203
	Tobacco Securitization Authority of Southern California Revenue	5.000%	6/1/38		2,000	2,398
	Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/20		250	252
	Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/21		900	948
	Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	(4)	400	454
	Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	(4)	400	469
	Tracy CA Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	(4)	960	1,161
	Tulare CA Local Health Care District GO	4.000%	8/1/21	(15)	300	313
	Tulare CA Local Health Care District GO	4.000%	8/1/22	(15)	400	429
	Tulare CA Local Health Care District GO	4.000%	8/1/23	(15)	720	794
	Tulare CA Local Health Care District GO	4.000%	8/1/24	(15)	405	458
	Tulare CA Local Health Care District GO	4.000%	8/1/25	(15)	455	525
	Tulare CA Local Health Care District GO	4.000%	8/1/26	(15)	515	604
	Tulare CA Local Health Care District GO	4.000%	8/1/27	(15)	580	690
	Tulare CA Local Health Care District GO	4.000%	8/1/28	(15)	435	524
	Tulare CA Local Health Care District GO	4.000%	8/1/29	(15)	735	894
	Tulare CA Local Health Care District GO	4.000%	8/1/30	(15)	1,320	1,616
	Tulare CA Local Health Care District GO	4.000%	8/1/32	(15)	1,380	1,654
	Tulare CA Local Health Care District GO	4.000%	8/1/33	(15)	2,050	2,440
	Tulare CA Local Health Care District GO	4.000%	8/1/34	(15)	2,325	2,745
	Tulare CA Local Health Care District GO	4.000%	8/1/39	(15)	4,760	5,458
	Turlock CA Irrigation District Revenue	5.000%	1/1/35		685	902
	Turlock CA Irrigation District Revenue	5.000%	1/1/36		1,465	1,919
[3]	Turlock CA Irrigation District Revenue	5.000%	1/1/36		3,500	4,482
	Turlock CA Irrigation District Revenue	5.000%	1/1/36		2,270	2,769
	Turlock CA Irrigation District Revenue	5.000%	1/1/37		1,285	1,676
	Turlock CA Irrigation District Revenue	5.000%	1/1/37		5,615	6,829

174

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Turlock CA Irrigation District Revenue	5.000%	1/1/38		705	915
Turlock CA Irrigation District Revenue	5.000%	1/1/39		655	847
Turlock CA Unified School District GO	3.000%	8/1/34		1,095	1,176
Turlock CA Unified School District GO	3.000%	8/1/35		1,175	1,254
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/22		1,390	1,512
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/23		750	844
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/24		760	876
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/25		2,820	3,331
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/26		2,300	2,701
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/27		3,915	4,573
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/29		3,640	4,214
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/30		3,500	4,043
Twin Rivers CA Unified School District GO	5.000%	8/1/20	(4)	475	479
Twin Rivers CA Unified School District GO	5.000%	8/1/20	(4)	750	756
Twin Rivers CA Unified School District GO	5.000%	8/1/21	(4)	550	580
Twin Rivers CA Unified School District GO	5.000%	8/1/21	(4)	850	896
Twin Rivers CA Unified School District GO	5.000%	8/1/22	(4)	515	564
Twin Rivers CA Unified School District GO	5.000%	8/1/22	(4)	625	685
Ukiah CA Unified School District GO	0.000%	8/1/25	(14)	3,175	3,020
Union CA Elementary School District GO	0.000%	9/1/29		110	96
Union CA Elementary School District GO	0.000%	9/1/29	(14)	1,335	1,168
Union CA Sanitary District Finance Authority Revenue	4.000%	9/1/32		800	999
Union CA Sanitary District Finance Authority Revenue	4.000%	9/1/33		1,030	1,270
Union CA Sanitary District Finance Authority Revenue	4.000%	9/1/35		200	243
Union CA Sanitary District Finance Authority Revenue	4.000%	9/1/37		540	650
Union CA Sanitary District Finance Authority Revenue	4.000%	9/1/39		650	776
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/31		1,820	2,124
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/32		1,360	1,579
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/33		3,000	3,472
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/35		1,250	1,439
Union City CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/36		1,000	1,148

175

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	University of California Regents CP	0.230%	7/22/20		12,500	12,501
[2]	University of California Regents Medical Center Pooled Revenue	0.020%	6/1/20		40,496	40,496
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/23	(Prere.)	14,940	16,993
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/23	(Prere.)	5,000	5,687
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/24		6,010	6,976
	University of California Regents Medical Center Pooled Revenue	4.000%	5/15/25		10,000	11,473
	University of California Regents Medical Center Pooled Revenue	4.000%	5/15/26		10,015	11,701
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/29		5,015	6,050
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/32		8,440	10,033
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/33		12,105	14,322
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/34		14,000	16,526
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/35		5,020	5,906
	University of California Regents Medical Center Pooled Revenue	4.500%	5/15/36		10,000	11,358
	University of California Regents Medical Center Pooled Revenue VRDO	0.030%	6/1/20		42,105	42,105
	University of California Revenue	5.000%	5/15/21	(Prere.)	4,675	4,887
	University of California Revenue	5.000%	5/15/21	(Prere.)	5,005	5,232
	University of California Revenue	5.000%	5/15/22	(Prere.)	6,540	7,149
	University of California Revenue	5.000%	5/15/23		2,010	2,293
	University of California Revenue	5.000%	5/15/23	(Prere.)	650	739
	University of California Revenue	5.000%	5/15/23	(Prere.)	4,695	5,340
	University of California Revenue	5.000%	5/15/25		2,670	3,256
	University of California Revenue	5.000%	5/15/25		9,240	11,242
	University of California Revenue	4.000%	5/15/27		3,820	4,643
	University of California Revenue	5.000%	5/15/27		7,075	8,601
	University of California Revenue	4.000%	5/15/28		9,030	11,163
	University of California Revenue	4.000%	5/15/28		7,110	8,759
	University of California Revenue	5.000%	5/15/28		9,265	11,248
	University of California Revenue	5.000%	5/15/28		7,110	8,612
	University of California Revenue	4.000%	5/15/30		7,535	9,204
	University of California Revenue	4.000%	5/15/30		7,705	9,379
	University of California Revenue	5.000%	5/15/30		1,195	1,476
	University of California Revenue	5.000%	5/15/30		3,515	3,955
	University of California Revenue	4.000%	5/15/31		5,270	6,353
	University of California Revenue	5.000%	5/15/31		2,315	2,783
	University of California Revenue	5.000%	5/15/31		9,010	10,855
	University of California Revenue	5.000%	5/15/31		15,095	19,078
	University of California Revenue	5.000%	5/15/32		7,490	8,144
	University of California Revenue	5.000%	5/15/32		3,250	4,185
	University of California Revenue	5.250%	5/15/32		5,000	5,854
	University of California Revenue	4.000%	5/15/33		12,715	14,901
	University of California Revenue	5.000%	5/15/33		6,995	8,375

176

California Intermediate-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	University of California Revenue	5.000%	5/15/33	5,025	6,121
	University of California Revenue	5.000%	5/15/33	15,470	17,299
	University of California Revenue	5.000%	5/15/33	12,055	15,014
	University of California Revenue	5.000%	5/15/33	5,415	6,055
	University of California Revenue	5.000%	5/15/33	5,910	7,564
	University of California Revenue	4.000%	5/15/34	10,610	12,370
	University of California Revenue	4.000%	5/15/34	10,000	11,028
	University of California Revenue	5.000%	5/15/34	3,915	4,754
	University of California Revenue	5.000%	5/15/34	15,905	17,770
	University of California Revenue	5.000%	5/15/34	6,395	7,968
	University of California Revenue	5.000%	5/15/34	12,800	15,900
	University of California Revenue	5.000%	5/15/34	1,500	1,913
	University of California Revenue	4.000%	5/15/35	5,790	6,724
	University of California Revenue	5.000%	5/15/35	2,060	2,492
	University of California Revenue	5.000%	5/15/35	625	810
	University of California Revenue	5.000%	5/15/35	5,160	6,405
	University of California Revenue	5.000%	5/15/35	11,290	13,971
	University of California Revenue	5.000%	5/15/35	4,000	5,079
	University of California Revenue	5.000%	5/15/36	5,425	6,535
	University of California Revenue	5.000%	5/15/36	1,250	1,614
	University of California Revenue	5.000%	5/15/36	10,790	13,303
	University of California Revenue	5.000%	5/15/36	4,295	5,431
	University of California Revenue	5.000%	5/15/36	4,500	5,022
	University of California Revenue	5.000%	5/15/37	11,710	14,423
	University of California Revenue	5.000%	5/15/37	9,500	11,701
	University of California Revenue	5.000%	5/15/37	14,605	18,409
	University of California Revenue	5.000%	5/15/37	4,935	6,199
	University of California Revenue	5.000%	5/15/38	4,355	5,575
	University of California Revenue	5.000%	5/15/38	19,075	23,974
	University of California Revenue	5.000%	5/15/38	5,065	6,344
	University of California Revenue	5.000%	5/15/39	2,345	2,993
	University of California Revenue	5.000%	5/15/40	135	172
	University of California Revenue PUT	1.400%	5/15/21	5,050	5,066
	University of California Revenue PUT	5.000%	5/15/23	52,095	59,135
1	University of California Revenue TOB VRDO	0.290%	6/5/20	9,335	9,335
1	University of California Revenue TOB VRDO	0.290%	6/5/20	12,100	12,100
	University of California Revenue VRDO	0.030%	6/1/20	26,200	26,200
	Upland CA Community Facilities District
	No. 2003-2 Improvement Area No. 1 Special Tax Revenue	5.000%	9/1/31	1,110	1,190
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/22	925	979
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/23	900	984
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/25	1,060	1,221
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/26	500	588
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/27	1,960	2,352
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/28	2,030	2,467
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/29	715	860

177

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/30		1,450	1,723
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/31		1,390	1,632
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/33		1,710	1,970
Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/34		1,500	1,710
Upland CA COP (San Antonio Regional Hospital)	4.000%	1/1/35		2,025	2,108
Upland CA COP (San Antonio Regional Hospital)	4.000%	1/1/36		1,000	1,034
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/22		600	653
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/23		865	972
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/24		1,325	1,533
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/25		1,390	1,602
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/26		1,460	1,675
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/27		1,200	1,370
Vacaville CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/28		1,200	1,367
Vacaville CA Unified School District GO	4.000%	8/1/34		100	119
Vacaville CA Unified School District GO	4.000%	8/1/35		200	236
Vacaville CA Unified School District GO	4.000%	8/1/36		300	353
Vacaville CA Unified School District GO	4.000%	8/1/37		300	352
Vacaville CA Unified School District GO	4.000%	8/1/39		500	582
Vacaville CA Unified School District GO	4.000%	8/1/40		500	580
Val Verde CA Unified School District COP	5.000%	3/1/25	(4)	250	300
Val Verde CA Unified School District COP	5.000%	3/1/26	(4)	260	321
Val Verde CA Unified School District COP	5.000%	3/1/27	(4)	275	349
Val Verde CA Unified School District COP	5.000%	3/1/28	(4)	280	364
Val Verde CA Unified School District COP	5.000%	3/1/29	(4)	450	583
Val Verde CA Unified School District COP	5.000%	3/1/30	(4)	850	1,094
Val Verde CA Unified School District COP	5.000%	3/1/31	(4)	1,015	1,299
Ventura County CA Community College District GO	0.000%	8/1/28		15,000	13,795
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/24		1,200	1,337
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/29		1,000	1,108
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/32		2,000	2,202
Ventura County CA Public Financing Authority Lease Revenue	5.000%	11/1/33		1,250	1,374
Vernon CA Electric System Revenue	5.000%	8/1/28		1,525	1,839
Vernon CA Electric System Revenue	5.000%	8/1/29		1,605	1,960
Vernon CA Electric System Revenue	5.000%	8/1/30		1,685	2,062
Vernon CA Electric System Revenue	5.000%	8/1/31		1,000	1,215
Vernon CA Electric System Revenue	5.000%	8/1/33		1,000	1,198

178

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Vernon CA Electric System Revenue	5.000%	8/1/34		1,000	1,193
Vernon CA Electric System Revenue	5.000%	8/1/35		725	861
Vernon CA Electric System Revenue	5.000%	8/1/37		800	942
Vista CA Joint Powers Financing Authority Revenue	5.000%	5/1/21		340	355
Vista CA Joint Powers Financing Authority Revenue	5.000%	5/1/22		470	513
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/35		5,990	7,194
Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	(4)	265	281
Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	(4)	335	369
Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	(4)	400	457
Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	(4)	585	692
Vista CA Unified School District GO	5.000%	8/1/24		5,000	5,500
Vista CA Unified School District GO	3.000%	8/1/34		1,085	1,192
Vista CA Unified School District GO	4.000%	8/1/35		1,210	1,457
Vista CA Unified School District GO	3.000%	8/1/38		1,645	1,770
Vista CA Unified School District GO	3.000%	8/1/39		1,300	1,395
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35		2,205	2,912
Walnut CA Energy Center Authority Revenue	5.000%	1/1/36		2,805	3,683
Walnut Valley CA Unified School District GO	5.000%	8/1/23		250	286
Walnut Valley CA Unified School District GO	5.000%	8/1/24		350	415
Washington CA Unified School District (Yolo County) GO	0.000%	8/1/27	(14)	3,440	3,133
Washington Township CA Health Care District GO	5.000%	8/1/23		170	190
Washington Township CA Health Care District GO	4.000%	8/1/24		625	693
Washington Township CA Health Care District GO	5.000%	8/1/25		1,425	1,679
Washington Township CA Health Care District GO	5.000%	8/1/26		1,395	1,678
Washington Township CA Health Care District Revenue	4.000%	7/1/20		375	376
Washington Township CA Health Care District Revenue	5.000%	7/1/20		465	466
Washington Township CA Health Care District Revenue	5.000%	7/1/20		600	602
Washington Township CA Health Care District Revenue	5.000%	7/1/21		350	364
Washington Township CA Health Care District Revenue	5.000%	7/1/21		705	734
Washington Township CA Health Care District Revenue	4.000%	7/1/22		540	571
Washington Township CA Health Care District Revenue	5.000%	7/1/22		725	782
Washington Township CA Health Care District Revenue	5.000%	7/1/23		400	445
Washington Township CA Health Care District Revenue	5.000%	7/1/23		570	635

179

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Township CA Health Care District Revenue	5.000%	7/1/23	875	974
Washington Township CA Health Care District Revenue	5.000%	7/1/24	750	860
Washington Township CA Health Care District Revenue	5.000%	7/1/24	610	699
Washington Township CA Health Care District Revenue	5.000%	7/1/24	670	768
Washington Township CA Health Care District Revenue	4.000%	7/1/25	650	729
Washington Township CA Health Care District Revenue	5.000%	7/1/25	775	907
Washington Township CA Health Care District Revenue	5.000%	7/1/25	775	907
Washington Township CA Health Care District Revenue	5.000%	7/1/26	900	1,048
Washington Township CA Health Care District Revenue	5.000%	7/1/26	785	938
Washington Township CA Health Care District Revenue	5.000%	7/1/26	765	914
Washington Township CA Health Care District Revenue	5.000%	7/1/26	1,270	1,517
Washington Township CA Health Care District Revenue	5.000%	7/1/27	430	524
Washington Township CA Health Care District Revenue	5.000%	7/1/27	755	920
Washington Township CA Health Care District Revenue	5.000%	7/1/27	930	1,134
Washington Township CA Health Care District Revenue	4.000%	8/1/27	1,055	1,185
Washington Township CA Health Care District Revenue	5.000%	7/1/28	750	926
Washington Township CA Health Care District Revenue	5.000%	7/1/29	1,005	1,208
Washington Township CA Health Care District Revenue	5.000%	7/1/29	755	947
Washington Township CA Health Care District Revenue	5.000%	7/1/29	1,165	1,400
Washington Township CA Health Care District Revenue	5.000%	7/1/30	765	946
Washington Township CA Health Care District Revenue	5.000%	7/1/30	1,540	1,829
Washington Township CA Health Care District Revenue	4.000%	7/1/32	1,000	1,102
Washington Township CA Health Care District Revenue	5.000%	7/1/32	500	605
Washington Township CA Health Care District Revenue	5.000%	7/1/32	2,340	2,731
Washington Township CA Health Care District Revenue	3.000%	7/1/33	1,870	1,923
Washington Township CA Health Care District Revenue	5.000%	7/1/33	2,975	3,435
Washington Township CA Health Care District Revenue	3.125%	7/1/34	2,195	2,272

180

California Intermediate-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Washington Township CA Health Care District Revenue	4.000%	7/1/34		2,970	3,230
	Washington Township CA Health Care District Revenue	4.000%	7/1/36		1,935	2,081
	Washington Township CA Health Care District Revenue	5.000%	7/1/36		500	587
	West Basin CA Municipal Water District Revenue	5.000%	8/1/22		2,010	2,219
	West Contra Costa CA Unified School District GO	5.000%	8/1/20		250	252
	West Contra Costa CA Unified School District GO	6.000%	8/1/26		5,000	6,542
	West Contra Costa CA Unified School District GO	0.000%	8/1/27	(12)	785	714
	West Contra Costa CA Unified School District GO	0.000%	8/1/28	(14)	6,400	5,647
	West Contra Costa CA Unified School District GO	0.000%	8/1/29	(4)	2,000	1,740
	West Contra Costa CA Unified School District GO	0.000%	8/1/30	(14)	6,235	5,221
	West Contra Costa CA Unified School District GO	5.000%	8/1/30		3,425	3,982
	West Contra Costa CA Unified School District GO	5.000%	8/1/31		5,690	6,604
	West Contra Costa CA Unified School District GO	5.000%	8/1/32		1,825	2,178
	West Contra Costa CA Unified School District GO	5.000%	8/1/32		5,560	6,441
	West Contra Costa CA Unified School District GO	0.000%	8/1/33	(14)	1,000	757
	West Contra Costa CA Unified School District GO	0.000%	8/1/33	(12)	2,650	2,032
	West Contra Costa CA Unified School District GO	0.000%	8/1/33	(4)(3)	6,000	4,601
	West Contra Costa CA Unified School District GO	5.000%	8/1/33		915	1,090
	West Contra Costa CA Unified School District GO	5.000%	8/1/33		1,020	1,215
	West Contra Costa CA Unified School District GO	5.000%	8/1/33		3,265	3,778
	West Contra Costa CA Unified School District GO	5.000%	8/1/34		2,010	2,389
	West Contra Costa CA Unified School District GO	5.000%	8/1/34		1,070	1,272
	West Contra Costa CA Unified School District GO	5.000%	8/1/35		1,400	1,660
	West Contra Costa CA Unified School District GO	5.000%	8/1/35		1,000	1,186
3	West Sonoma County CA Union High School District GO	5.000%	8/1/34		200	252
3	West Sonoma County CA Union High School District GO	5.000%	8/1/37		500	622
3	West Sonoma County CA Union High School District GO	5.000%	8/1/40		1,000	1,235

181

California Intermediate-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
West Valley-Mission CA Community College District GO	5.000%	8/1/31		200	242
West Valley-Mission CA Community College District GO	4.000%	8/1/34		625	759
West Valley-Mission CA Community College District GO	4.000%	8/1/35		700	846
West Valley-Mission CA Community College District GO	4.000%	8/1/36		1,500	1,805
West Valley-Mission CA Community College District GO	4.000%	8/1/38		1,800	2,151
Western CA Municipal Water District Revenue PUT	1.500%	10/1/20		2,350	2,352
Western Placer CA Unified School District COP	3.000%	8/1/21	(4)	325	335
Western Placer CA Unified School District COP	3.000%	8/1/23	(4)	600	646
Western Placer CA Unified School District GO	5.000%	8/1/28		200	249
Western Placer CA Unified School District GO	5.000%	8/1/29		200	249
Western Placer CA Unified School District GO	5.000%	8/1/30		380	472
Western Placer CA Unified School District GO	4.000%	8/1/31	(15)	885	1,055
Western Placer CA Unified School District GO	4.000%	8/1/31	(15)	755	900
Western Placer CA Unified School District GO	5.000%	8/1/31		565	700
Western Placer CA Unified School District GO	4.000%	8/1/32	(15)	920	1,090
Western Placer CA Unified School District GO	4.000%	8/1/34	(15)	990	1,155
Western Placer CA Unified School District GO	4.000%	8/1/34	(15)	545	636
Western Placer CA Unified School District GO	4.000%	8/1/35	(15)	1,025	1,191
Western Placer CA Unified School District GO	4.000%	8/1/35	(15)	630	732
Western Placer CA Unified School District GO	4.000%	8/1/36	(15)	1,070	1,237
Westlands CA Water District Revenue	5.000%	9/1/21	(4)	765	811
Westlands CA Water District Revenue	5.000%	9/1/22	(4)	765	847
Westlands CA Water District Revenue	5.000%	9/1/24	(4)	1,000	1,107
Westlands CA Water District Revenue	5.000%	9/1/25	(4)	1,250	1,383
William S. Hart CA Union High School District GO	5.000%	9/1/25		1,835	2,020
William S. Hart CA Union High School District GO	5.000%	9/1/26		1,085	1,194
William S. Hart CA Union High School District GO	5.000%	9/1/27		1,585	1,742
William S. Hart CA Union High School District GO	0.000%	8/1/33		570	443
Wiseburn CA School District GO	4.125%	8/1/33		2,045	2,164
Yuba CA Community College District GO	3.000%	8/1/28		1,000	1,146
Yuba CA Community College District GO	3.000%	8/1/29		2,000	2,280
					16,196,771
Puerto Rico (0.3%)
Puerto Rico Aqueduct & Sewer Authority Revenue	5.000%	7/1/33		1,165	1,156
Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42		4,210	4,158
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24		3,368	2,962
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27		7,802	6,153

182

California Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	7,638	5,525
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	2,871	1,886
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	33,000	31,680
Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	2,967	2,848
				56,368
Guam (0.2%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/20	750	756
Guam Government Business Privilege Tax Revenue	5.000%	11/15/21	1,125	1,155
Guam Government Business Privilege Tax Revenue	5.000%	11/15/22	1,500	1,563
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/20	540	541
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/21	400	411
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/22	625	656
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/28	2,115	2,235
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/29	5,035	5,394
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.250%	7/1/33	4,000	4,203
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/35	4,450	4,684
Guam Government Waterworks Authority Water & Wastewater System Revenue	5.000%	7/1/36	1,450	1,555
Guam Power Authority Revenue	5.000%	10/1/22	1,605	1,696
Guam Power Authority Revenue	5.000%	10/1/26	1,810	1,959
Guam Power Authority Revenue	5.000%	10/1/30	1,470	1,565
				28,373
Total Investments (99.4%) (Cost $15,397,337)				16,281,512
Other Assets and Liabilities—Net (0.6%)				95,715
Net Assets (100%)				16,377,227

Cost is in $000.

•	See Note A in Notes to Financial Statements.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate value of these securities was $296,591,000, representing 1.8% of net assets.
2	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
3	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2020.
4	Step bond.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

See accompanying Notes, which are an integral part of the Financial Statements.

183

California Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1)	MBIA (Municipal Bond Investors Assurance).

(2)	AMBAC (Ambac Assurance Corporation).

(3)	FGIC (Financial Guaranty Insurance Company).

(4)	AGM (Assured Guaranty Municipal Corporation).

(5)	BIGI (Bond Investors Guaranty Insurance).

(6)	Connie Lee Inc.

(7)	FHA (Federal Housing Authority).

(8)	CapMAC (Capital Markets Assurance Corporation).

(9)	American Capital Access Financial Guaranty Corporation.

(10)	XL Capital Assurance Inc.

(11)	CIFG (CDC IXIS Financial Guaranty).

(12)	AGC (Assured Guaranty Corporation).

(13)	BHAC (Berkshire Hathaway Assurance Corporation).

(14)	NPFG (National Public Finance Guarantee Corporation).

(15)	BAM (Build America Mutual Assurance Company).

(16)	MAC (Municipal Assurance Corporation).

(17)	RAA (Radian Asset Assurance Inc.).

(18)	SBLF (Michigan School Bond Loan Fund).

(19)	TPSF (Texas Permanent School Fund).

(20)	NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

184

California Intermediate-Term Tax-Exempt Fund

Statement of Assets and Liabilities

As of May 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $15,397,337)	16,281,512
Investment in Vanguard	742
Cash	13,123
Receivables for Investment Securities Sold	1,818
Receivables for Accrued Income	155,380
Receivables for Capital Shares Issued	12,518
Other Assets	315
Total Assets	16,465,408
Liabilities
Payables for Investment Securities Purchased	68,421
Payables for Capital Shares Redeemed	11,437
Payables for Distributions	7,539
Payables to Vanguard	784
Total Liabilities	88,181
Net Assets	16,377,227

At May 31, 2020, net assets consisted of:

Paid-in Capital	15,489,569
Total Distributable Earnings (Loss)	887,658
Net Assets	16,377,227

Investor Shares—Net Assets
Applicable to 139,223,499 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,693,686
Net Asset Value Per Share—Investor Shares	$12.17

Admiral Shares—Net Assets
Applicable to 1,207,008,916 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,683,541
Net Asset Value Per Share—Admiral Shares	$12.17

See accompanying Notes, which are an integral part of the Financial Statements.

185

California Intermediate-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2020
($000)
Investment Income
Income
Interest	205,317
Total Income	205,317
Expenses
The Vanguard Group—Note B
Investment Advisory Services	927
Management and Administrative—Investor Shares	1,264
Management and Administrative—Admiral Shares	5,233
Marketing and Distribution—Investor Shares	133
Marketing and Distribution—Admiral Shares	492
Custodian Fees	38
Shareholders’ Reports—Investor Shares	12
Shareholders’ Reports—Admiral Shares	29
Trustees’ Fees and Expenses	6
Total Expenses	8,134
Net Investment Income	197,183
Realized Net Gain (Loss)
Investment Securities Sold	28,782
Futures Contracts	(4,760)
Realized Net Gain (Loss)	24,022
Change in Unrealized Appreciation (Depreciation)
Investment Securities	57,699
Futures Contracts	(27)
Change in Unrealized Appreciation (Depreciation)	57,672
Net Increase (Decrease) in Net Assets Resulting from Operations	278,877

See accompanying Notes, which are an integral part of the Financial Statements.

186

California Intermediate-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	197,183	386,845
Realized Net Gain (Loss)	24,022	6,456
Change in Unrealized Appreciation (Depreciation)	57,672	682,196
Net Increase (Decrease) in Net Assets Resulting from Operations	278,877	1,075,497
Distributions[1]
Investor Shares	(20,641)	(41,305)
Admiral Shares	(176,483)	(345,483)
Total Distributions	(197,124)	(386,788)
Capital Share Transactions
Investor Shares	(102,250)	201,969
Admiral Shares	(13,981)	2,113,466
Net Increase (Decrease) from Capital Share Transactions	(116,231)	2,315,435
Total Increase (Decrease)	(34,478)	3,004,144
Net Assets
Beginning of Period	16,411,705	13,407,561
End of Period	16,377,227	16,411,705

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

187

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

Six Months
	Ended			Year Ended November 30,
For a Share Outstanding	May 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.08	$11.51	$11.70	$11.42	$11.79	$11.78
Investment Operations
Net Investment Income	.140[1]	.298[1]	.305[1]	.303[1]	.307	.331
Net Realized and Unrealized Gain (Loss) on Investments	.090	.570	(.189)	.278	(.370)	.010
Total from Investment Operations	.230	.868	.116	.581	(.063)	.341
Distributions
Dividends from Net Investment Income	(.140)	(.298)	(.306)	(.301)	(.307)	(.331)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.140)	(.298)	(.306)	(.301)	(.307)	(.331)
Net Asset Value, End of Period	$12.17	$12.08	$11.51	$11.70	$11.42	$11.79
Total Return[2]	1.92%	7.61%	1.00%	5.12%	-0.62%	2.93%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,694	$1,791	$1,514	$1,673	$1,631	$1,509
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.32%	2.50%	2.63%	2.58%	2.56%	2.81%
Portfolio Turnover Rate	9%	9%	16%	11%	16%	17%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

188

California Intermediate-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

Six Months
	Ended			Year Ended November 30,
For a Share Outstanding	May 31,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.08	$11.51	$11.70	$11.42	$11.79	$11.78
Investment Operations
Net Investment Income	.145[1]	.307[1]	.314[1]	.314[1]	.319	.340
Net Realized and Unrealized Gain (Loss) on Investments	.090	.571	(.189)	.279	(.370)	.010
Total from Investment Operations	.235	.878	.125	.593	(.051)	.350
Distributions
Dividends from Net Investment Income	(.145)	(.308)	(.315)	(.313)	(.319)	(.340)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.145)	(.308)	(.315)	(.313)	(.319)	(.340)
Net Asset Value, End of Period	$12.17	$12.08	$11.51	$11.70	$11.42	$11.79
Total Return[2]	1.96%	7.69%	1.08%	5.22%	-0.52%	3.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,684	$14,620	$11,894	$11,240	$9,813	$8,746
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.40%	2.58%	2.71%	2.68%	2.66%	2.89%
Portfolio Turnover Rate	9%	9%	16%	11%	16%	17%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

189

California Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended May 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at May 31, 2020.

190

California Intermediate-Term Tax-Exempt Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and for the period ended May 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended May 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

191

California Intermediate-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2020, the fund had contributed to Vanguard capital in the amount of $742,000, representing less than 0.01% of the fund’s net assets and 0.30% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2020, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

D. As of May 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	15,404,175
Gross Unrealized Appreciation	910,153
Gross Unrealized Depreciation	(32,816)
Net Unrealized Appreciation (Depreciation)	877,337

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2019, the fund had available capital losses totaling $13,739,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2020; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

192

California Intermediate-Term Tax-Exempt Fund

E. During the six months ended May 31, 2020, the fund purchased $1,405,101,000 of investment securities and sold $1,641,312,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2020, such purchases and sales were $482,681,000 and $395,365,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:

	Six Months Ended			Year Ended
		May 31, 2020	November 30, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	287,619	23,749	598,271	50,247
Issued in Lieu of Cash Distributions	18,446	1,524	36,439	3,055
Redeemed	(408,315)	(34,397)	(432,741)	(36,423)
Net Increase (Decrease)—Investor Shares	(102,250)	(9,124)	201,969	16,879
Admiral Shares
Issued	1,911,244	158,991	3,671,868	309,916
Issued in Lieu of Cash Distributions	131,617	10,874	259,771	21,777
Redeemed	(2,056,842)	(173,652)	(1,818,173)	(153,929)
Net Increase (Decrease)—Admiral Shares	(13,981)	(3,787)	2,113,466	177,764

At May 31, 2020, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.

G. Management has determined that no events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in these financial statements.

193

California Long-Term Tax-Exempt Fund

Distribution by Stated Maturity

As of May 31, 2020

Under 1 Year			4.4%
1	-	3 Years	2.7
3	-	5 Years	3.7
5	-	10 Years	11.2
10	-	20 Years	41.7
20	-	30 Years	32.7
Over 30 Years			3.6

The table reflects the fund’s investments, except for short-term investments.

194

California Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Schedule of Investments

As of May 31, 2020

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (99.5%)
California (99.1%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Episcopal Senior Communities)	5.000%	7/1/42		1,000	1,029
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/37		7,565	8,019
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/43		15,830	17,368
ABAG Finance Authority for Nonprofit Corps. California Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/32	(4)	1,000	1,227
Alameda CA Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/29	(15)	1,500	1,741
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30	(2)	30,375	20,926
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35		1,060	1,148
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36		1,010	1,091
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/37	(4)	2,270	2,383
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37		6,745	7,269
Alameda County CA Unified School District GO	0.000%	8/1/24	(4)	3,510	3,382
Alameda County CA Unified School District GO	0.000%	8/1/29	(4)	5,000	4,338
[1] Allan Hancock CA Joint Community College GO, 5.400% coupon rate effective 8/1/2030	0.000%	8/1/42		5,015	4,433
Anaheim CA Housing & Public Improvement Authority Revenue	5.000%	10/1/37		1,725	2,024
Anaheim CA Housing & Public Improvement Authority Revenue	5.000%	10/1/38		1,400	1,643
Anaheim CA Housing & Public Improvement Authority Revenue	5.000%	10/1/39		1,500	1,758
Anaheim CA Housing & Public Improvement Authority Revenue	5.000%	10/1/45		2,095	2,442
Anaheim CA Housing & Public Improvement Authority Revenue	5.000%	10/1/45		5,800	6,760
Anaheim CA Housing & Public Improvement Authority Revenue	5.000%	10/1/50		2,870	3,329

195

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21	(Prere.)	950	1,008
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/21	(Prere.)	1,275	1,353
Anaheim CA Housing & Public Improvements Authority Revenue (Electric Utility Distribution System)	5.000%	10/1/36		3,795	4,170
Anaheim CA Housing & Public Improvements Authority Revenue (Water System Project)	5.000%	10/1/21	(Prere.)	2,250	2,396
Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/21		545	569
Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/25		2,625	3,025
Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/29		2,260	2,757
Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/33	(15)	1,850	2,213
Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/35	(15)	1,500	1,724
Anaheim CA Public Financing Authority Lease Revenue	5.000%	9/1/36	(15)	4,500	5,155
Anaheim CA Public Financing Authority Revenue (Electric System)	4.000%	10/1/31		5,080	5,392
Anaheim CA Union High School District GO	4.000%	8/1/42		1,935	2,201
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	4,025	4,568
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	4,000	4,539
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/23	(Prere.)	125	142
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.250%	4/1/23	(Prere.)	2,350	2,683
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/30		5,110	5,964
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/31		8,085	9,385
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/33		5,665	6,500
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/49		1,000	1,097
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56		19,000	22,231
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21		1,300	1,305
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25		10,000	10,616
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.625%	4/1/26		15,000	15,874
Beaumont CA Public Improvement Wastewater Revenue	5.000%	9/1/49	(4)	4,000	4,855
Beverly Hills CA Unified School District GO	3.000%	8/1/38		6,560	7,004
Beverly Hills CA Unified School District GO	3.000%	8/1/40		2,660	2,828

196

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Brentwood CA Infrastructure Financing Authority Revenue	5.000%	9/2/28	(4)	2,130	2,473
[2]	Burbank CA Unified School District GO TOB VRDO	0.140%	6/5/20		5,520	5,520
	Burlingame CA Elementary School District GO	3.000%	8/1/42		3,675	3,944
	Cabrillo CA Community College District Revenue	0.000%	5/1/26	(2)	6,070	5,115
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/43		7,925	8,125
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/48		2,000	2,040
	California Community College Financing Authority Revenue (NCCD-Orange Coast Properties LLC)	5.250%	5/1/53		6,600	6,711
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24	(Prere.)	25	30
	California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/33		2,295	2,861
	California Educational Facilities Authority Revenue (Art Center College of Design)	5.000%	12/1/38		2,250	2,395
	California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/39		10,000	11,169
	California Educational Facilities Authority Revenue (College of Arts)	5.250%	6/1/22	(Prere.)	1,125	1,234
	California Educational Facilities Authority Revenue (Mount St. Mary’s University)	5.000%	10/1/35		800	946
	California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/37		1,130	1,354
	California Educational Facilities Authority Revenue (Occidental College)	5.000%	10/1/45		1,425	1,689
	California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/22	(Prere.)	1,775	1,959
	California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/22	(Prere.)	1,225	1,356
	California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	12/1/24	(Prere.)	2,000	2,398
	California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/45		5,000	5,915
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/39		5,890	6,948
	California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/45		6,500	7,614
	California Educational Facilities Authority Revenue (Stanford University)	5.000%	3/15/26		40	50
	California Educational Facilities Authority Revenue (Stanford University)	5.000%	3/15/39		4,755	7,214
	California Educational Facilities Authority Revenue (Stanford University)	5.250%	4/1/40		6,645	10,446

197

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Educational Facilities Authority Revenue (Stanford University)	5.000%	6/1/43		3,810	5,975
California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/45		4,000	6,361
California Educational Facilities Authority Revenue (Stanford University)	5.000%	6/1/46		17,175	27,586
California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/49		16,335	26,867
California Educational Facilities Authority Revenue (University of San Francisco)	6.125%	10/1/21	(Prere.)	610	655
California Educational Facilities Authority Revenue (University of San Francisco)	6.125%	10/1/21	(Prere.)	640	687
California Educational Facilities Authority Revenue (University of San Francisco)	5.000%	10/1/53		4,000	4,586
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/30		3,225	3,690
California Enterprise Development Authority Lease Revenue (Riverside County Library Facilities Project)	4.000%	11/1/49		1,000	1,118
California Enterprise Development Authority Lease Revenue (Riverside County Library Facilities Project)	4.000%	11/1/50		685	763
California GO	5.000%	9/1/20		5,250	5,313
California GO	5.000%	4/1/22		19,000	20,629
California GO	5.000%	4/1/23		2,500	2,827
California GO	5.000%	11/1/23		7,000	8,092
California GO	5.000%	11/1/23		1,295	1,497
California GO	5.000%	4/1/24		9,850	11,560
California GO	5.000%	5/1/24		3,000	3,531
California GO	4.000%	10/1/24		9,845	11,333
California GO	5.000%	10/1/24		10,000	11,940
California GO	5.000%	10/1/24		2,000	2,388
California GO	5.000%	11/1/24		6,710	8,034
California GO	5.000%	4/1/25		5,000	6,068
California GO	5.000%	3/1/26		5,065	6,118
California GO	4.000%	4/1/26		3,835	4,577
California GO	5.000%	4/1/26		13,895	17,377
California GO	5.000%	8/1/26		7,435	9,099
California GO	5.000%	3/1/27		9,000	10,842
California GO	5.000%	4/1/27		10,025	12,829
California GO	3.500%	8/1/27		9,000	10,683
California GO	5.250%	10/1/27		5,000	5,317
California GO	5.000%	3/1/28		10,000	12,016
California GO	5.000%	4/1/28		3,185	4,168
California GO	5.000%	8/1/28		4,375	5,324
California GO	5.000%	8/1/28		6,510	8,152
California GO	4.000%	9/1/28		6,000	7,150
California GO	5.000%	9/1/28		5,930	7,443
California GO	5.000%	10/1/29		11,450	12,771
California GO	5.000%	10/1/29		4,045	4,988
California GO	5.000%	8/1/30		3,250	4,033
California GO	5.000%	4/1/31		7,340	10,171
California GO	5.000%	8/1/31		9,460	11,395
California GO	5.000%	8/1/31		14,040	17,841

198

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California GO	5.000%	9/1/31		8,390	10,398
California GO	5.000%	10/1/31		4,500	5,288
California GO	5.000%	10/1/31		7,485	9,994
California GO	5.000%	11/1/31		5,050	6,452
California GO	5.000%	4/1/32		4,000	5,252
California GO	5.000%	4/1/32		2,500	3,506
California GO	4.000%	8/1/32		10,025	11,606
California GO	5.250%	8/1/32	(4)	11,500	16,255
California GO	4.000%	9/1/32		7,580	8,787
California GO	5.000%	9/1/32		1,045	1,104
California GO	5.000%	9/1/32		2,810	3,469
California GO	5.000%	10/1/32		8,790	10,297
California GO	5.000%	10/1/32		7,510	9,950
California GO	5.000%	2/1/33		2,615	2,883
California GO	5.000%	3/1/33		1,000	1,334
California GO	5.000%	4/1/33		10,500	13,695
California GO	5.000%	4/1/33		1,200	1,382
California GO	5.000%	8/1/33		2,635	3,068
California GO	5.000%	8/1/33		5,000	6,136
California GO	3.000%	10/1/33		1,000	1,100
California GO	5.000%	10/1/33		4,000	4,680
California GO	5.000%	9/1/34		3,055	3,748
California GO	3.000%	10/1/34		4,540	4,972
California GO	5.250%	4/1/35		5,000	5,426
California GO	4.000%	8/1/35		10,000	11,456
California GO	4.000%	9/1/35		9,575	10,984
California GO	5.000%	9/1/35		3,265	3,992
California GO	5.000%	10/1/35		7,500	9,064
California GO	5.000%	11/1/35		3,750	4,706
California GO	5.000%	4/1/36		6,250	7,148
California GO	5.000%	9/1/36		8,500	9,282
California GO	5.000%	11/1/36		10,000	12,815
California GO	5.000%	4/1/37		5,000	5,526
California GO	5.000%	4/1/37		9,250	10,563
California GO	4.000%	9/1/37		3,005	3,414
California GO	5.000%	11/1/37		15,340	19,595
California GO	4.000%	10/1/39		4,935	5,872
California GO	5.000%	10/1/39		5,620	6,490
California GO	5.000%	11/1/39		9,750	12,389
California GO	3.800%	12/1/39		3,670	4,169
California GO	3.850%	12/1/40		3,830	4,355
California GO	5.000%	10/1/41		5,000	5,284
California GO	5.000%	4/1/42		2,000	2,145
California GO	5.000%	9/1/42		8,515	9,276
California GO	3.900%	12/1/42		6,710	7,576
California GO	5.000%	2/1/43		6,265	6,864
California GO	5.000%	4/1/43		6,500	7,158
California GO	5.000%	11/1/43		12,425	13,939
California GO	5.000%	12/1/43		5,335	6,002
California GO	5.000%	5/1/44		4,000	4,515
California GO	5.000%	8/1/45		11,735	13,642
California GO	5.000%	8/1/46		10,020	11,973
California GO	5.000%	10/1/48		12,115	15,135
California GO	5.000%	10/1/49		5,000	6,351

199

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	3.000%	3/1/50	5,000	5,263
California GO	4.000%	3/1/50	5,000	5,852
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.000%	3/1/25	3,000	3,302
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33	1,300	1,357
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/34	2,700	2,906
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/39	5,010	5,323
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27	2,500	2,561
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/41	9,000	9,182
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/32	5,000	5,903
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/35	5,000	5,843
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/39	5,025	5,471
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	3,500	3,753
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/42	7,500	8,389
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	8/15/47	4,900	5,414
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.000%	11/1/32	1,640	2,134
California Health Facilities Financing Authority Revenue (Children’s Hospital of Orange County)	5.250%	11/1/41	4,025	4,237
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/37	2,000	2,174
California Health Facilities Financing Authority Revenue (Chinese Hospital Association)	5.000%	6/1/42	5,000	5,416
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/32	4,275	4,601
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/32	675	767
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/33	675	765
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/35	7,815	8,376
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/39	4,505	4,809
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/49	10,000	11,528
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/26	2,740	3,214
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/27	1,840	2,150
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/40	6,000	6,723

200

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/47		7,000	8,094
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/44		14,000	15,380
	California Health Facilities Financing Authority Revenue (Kaiser Permanente)	5.000%	11/1/47		5,000	8,006
	California Health Facilities Financing Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29		15,320	19,813
[2]	California Health Facilities Financing Authority Revenue (Kaiser Permanente) TOB VRDO	0.080%	6/1/20		39,900	39,900
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/43		5,300	5,875
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	8/15/55		7,000	7,937
	California Health Facilities Financing Authority Revenue (Lucile Salter Packard Children’s Hospital at Stanford)	5.000%	11/15/56		23,205	26,878
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/29		1,000	1,197
	California Health Facilities Financing Authority Revenue (Marshall Medical Center)	5.000%	11/1/33		1,100	1,307
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/26		5,000	5,465
	California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/33		2,510	2,710
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/34		645	752
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/39		1,600	1,846
	California Health Facilities Financing Authority Revenue (Northern California Presbyterian Homes & Services)	5.000%	7/1/44		1,500	1,717
	California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/24	(Prere.)	2,605	3,135
	California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/29		2,390	2,804
	California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/38		3,420	3,871
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/36		1,000	1,107
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group)	4.000%	10/1/47		3,045	3,311
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/25		10,000	11,948
	California Health Facilities Financing Authority Revenue (Providence St. Joseph Health Obligated Group) PUT	5.000%	10/1/27		3,000	3,708

201

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	California Health Facilities Financing Authority Revenue (Rady Children’s Hospital)	5.500%	8/15/33		3,920	4,125
	California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	11/15/40		8,000	8,267
	California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group)	5.000%	11/15/29		5,080	6,440
	California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group)	4.000%	8/15/50		2,000	2,269
[2]	California Health Facilities Financing Authority Revenue (Stanford Health Care Obligated Group) TOB VRDO	0.290%	6/5/20		15,575	15,575
	California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/42		5,000	5,333
	California Health Facilities Financing Authority Revenue (Stanford Hospital)	5.000%	8/15/54		2,000	2,284
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/20	(Prere.)	4,000	4,046
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/29		1,500	1,825
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/30		1,425	1,719
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/33		1,235	1,457
	California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	8/15/40		6,500	6,963
	California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	11/15/42		7,400	7,940
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	8/15/43		9,635	10,916
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/46		22,000	24,977
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48		11,130	12,750
	California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/48		26,010	29,797
[2]	California Health Facilities Financing Authority Revenue (Sutter Health) TOB VRDO	0.290%	6/5/20		10,000	10,000
	California Housing Finance Agency Revenue	4.000%	3/20/33		10,933	11,155
	California Housing Finance Agency Revenue	4.250%	1/15/35		2,850	2,947
	California Housing Finance Agency Revenue	2.500%	2/1/38		1,744	1,812
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/33		3,075	3,833
	California Infrastructure & Economic Development Bank Revenue	5.000%	10/1/34		5,000	6,131
	California Infrastructure & Economic Development Bank Revenue	5.000%	8/1/44		7,240	8,902
	California Infrastructure & Economic Development Bank Revenue	5.000%	8/1/49		4,165	5,092
	California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/30		2,000	2,257

202

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Infrastructure & Economic Development Bank Revenue (Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/41	6,100	6,787
California Infrastructure & Economic Development Bank Revenue (Sanford Consortium for Regenerative Medicine)	4.000%	5/15/40	5,505	6,143
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/28	1,220	1,463
California Infrastructure & Economic Development Bank Revenue (Science Center Phase II Project)	5.000%	5/1/29	1,290	1,540
California Infrastructure & Economic Development Bank Revenue (University of California)	5.000%	5/15/52	5,000	6,038
California Municipal Finance Authority Mobile Home Park Revenue (Caritas Affordable Housing Inc. Projects)	4.000%	8/15/42	1,000	1,033
California Municipal Finance Authority Multifamily Housing Revenue (Park Western Housing LP)	2.650%	8/1/36	8,191	8,619
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/33	2,120	2,548
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/34	1,340	1,608
California Municipal Finance Authority Revenue (Anaheim Water System Project Revenue)	4.000%	10/1/34	4,560	5,141
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/35	2,000	2,018
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/41	5,000	5,003
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/33	625	682
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/34	1,125	1,225
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/38	1,255	1,312
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/42	2,500	2,598
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/32	225	252
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/34	750	831
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/36	250	275
California Municipal Finance Authority Revenue (California Lutheran University)	5.000%	10/1/38	300	327
California Municipal Finance Authority Revenue (Channing House Project)	4.000%	5/15/40	6,500	7,154

203

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Municipal Finance Authority Revenue (Channing House Project)	5.000%	5/15/47		3,000	3,510
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/28		1,800	2,131
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/31		2,370	2,767
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/40		5,000	5,486
California Municipal Finance Authority Revenue (Community Hospitals of Central California Obligated Group)	5.000%	2/1/47		9,200	10,249
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/32		750	875
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/34		1,750	2,015
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/37		1,800	2,044
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/42		6,030	6,727
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/42		2,500	2,789
California Municipal Finance Authority Revenue (Eisenhower Medical Center)	4.000%	7/1/47		5,000	5,156
California Municipal Finance Authority Revenue (Institute on Aging Project)	5.000%	8/15/37		930	1,127
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/35		690	740
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/41		5,520	6,046
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/44		1,800	1,897
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/47		3,050	3,265
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/29		390	434
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/30		275	307
California Municipal Finance Authority Revenue (Retirement Housing Foundation Obligated Group)	5.000%	11/15/31		2,910	3,255
California Municipal Finance Authority Revenue (University of La Verne)	5.250%	6/1/20	(ETM)	2,420	2,420
California Municipal Finance Authority Revenue (University of San Diego) PUT	1.750%	8/1/26		2,000	2,063
California Municipal Finance Authority Student Housing Revenue (Bowles Hall Foundation)	5.000%	6/1/50		2,580	2,668
California Municipal Finance Authority Student Housing Revenue (CHF-Davis I LLC)	4.000%	5/15/48	(15)	5,000	5,055

204

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/40		3,525	3,827
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/40		1,500	1,641
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/43		2,445	2,637
California Municipal Finance Authority Student Housing Revenue (CHF-Riverside I LLC)	5.000%	5/15/52		10,000	10,692
California Municipal Finance Authority Water Revenue (San Bernardino Municipal Water Department)	5.000%	8/1/46	(15)	7,500	8,995
California Public Finance Authority Revenue (Sharp Healthcare Obligated Group)	4.000%	8/1/47		5,000	5,557
California Public Finance Authority Revenue (Sharp Healthcare Obligated Group)	5.000%	8/1/47		5,430	6,455
California Public Works Board Lease Revenue	4.000%	3/1/37		655	772
California Public Works Board Lease Revenue	4.000%	3/1/38		1,000	1,175
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	5/1/29		7,095	9,191
California Public Works Board Lease Revenue (Department of Corrections)	4.500%	9/1/35		4,000	4,485
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29		2,500	2,783
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/34		1,300	1,431
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/38		3,470	3,794
California Public Works Board Lease Revenue (Office of Emergency Services)	5.000%	4/1/31		1,000	1,243
California Public Works Board Lease Revenue (Riverside Campus)	5.000%	4/1/31		2,500	3,108
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/23		4,580	4,968
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/23		540	623
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/26		5,000	5,537
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/27		5,000	6,466
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/30		6,000	6,943
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/33		2,220	2,520
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/33		2,330	2,687
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37		5,000	5,461
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	9/1/39		3,000	3,414
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/44		4,000	5,043
California School Finance Authority Charter School Revenue (Aspire Public Schools)	5.000%	8/1/36		1,300	1,370

205

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California School Finance Authority Revenue (Educational Facilities)	5.000%	6/1/50		2,120	2,062
California School Finance Authority Revenue (Granada Hills Charter High School Obligated Group)	5.000%	7/1/49		2,000	2,079
California School Finance Authority Revenue (Green Dot Public Schools Obligated Group)	5.000%	8/1/48		3,025	3,200
California State University Systemwide Revenue	5.000%	11/1/21	(Prere.)	1,355	1,447
California State University Systemwide Revenue	5.000%	11/1/24		1,645	1,974
California State University Systemwide Revenue	5.000%	11/1/30		2,500	3,063
California State University Systemwide Revenue	5.000%	11/1/30		6,690	8,267
California State University Systemwide Revenue	5.000%	11/1/31		7,000	8,304
California State University Systemwide Revenue	5.000%	11/1/31		5,150	6,334
California State University Systemwide Revenue	5.000%	11/1/32		7,000	8,274
California State University Systemwide Revenue	5.000%	11/1/32		6,610	8,087
California State University Systemwide Revenue	5.000%	11/1/33		3,590	4,233
California State University Systemwide Revenue	4.000%	11/1/37		2,275	2,565
California State University Systemwide Revenue	5.000%	11/1/37		8,750	9,598
California State University Systemwide Revenue	5.000%	11/1/37		5,025	6,532
California State University Systemwide Revenue	4.000%	11/1/38		1,410	1,585
California State University Systemwide Revenue	5.000%	11/1/38		4,040	4,846
California State University Systemwide Revenue	5.000%	11/1/38		4,015	5,195
California State University Systemwide Revenue	5.000%	11/1/43		1,825	2,171
California State University Systemwide Revenue	5.000%	11/1/47		8,620	10,215
California State University Systemwide Revenue	5.000%	11/1/47		6,105	7,360
California State University Systemwide Revenue	5.000%	11/1/48		4,900	6,085
California State University Systemwide Revenue	5.000%	11/1/50		6,000	7,424
California State University Systemwide Revenue	5.000%	11/1/51		6,070	7,637
California State University Systemwide Revenue PUT	1.600%	11/1/26		3,500	3,604
California Statewide Communities Development Authority (Rady Children’s Hospital) VRDO	0.040%	6/1/20	LOC	2,600	2,600

206

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Statewide Communities Development Authority Hospital Revenue (Methodist Hospital of Southern California)	5.000%	1/1/48		5,000	5,582
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.250%	11/1/44		1,000	1,000
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.375%	11/1/49		2,300	2,307
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/27		2,035	2,422
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/31		4,745	5,546
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/33		1,350	1,631
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	3.500%	3/1/38		625	650
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/45		4,315	4,847
California Statewide Communities Development Authority Revenue (Adventist Health System/West)	5.000%	3/1/48		3,000	3,477
California Statewide Communities Development Authority Revenue (Adventist Health System/West) PUT	5.000%	3/1/27		3,000	3,467
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/29	(4)	940	1,103
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/44	(4)	5,525	6,324
California Statewide Communities Development Authority Revenue (Buck Institute for Age Research)	5.000%	11/15/49	(4)	1,000	1,140
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/24	(Prere.)	310	372
California Statewide Communities Development Authority Revenue (Cottage Health System Obligated Group)	5.000%	11/1/24	(Prere.)	10,000	12,001
California Statewide Communities Development Authority Revenue (Covenant Retirement Communities Inc.)	5.625%	12/1/36		4,000	4,254
California Statewide Communities Development Authority Revenue (Episcopal Communities & Services)	5.000%	5/15/42		2,500	2,596
California Statewide Communities Development Authority Revenue (Episcopal Communities & Services)	5.000%	5/15/47		2,000	2,074

207

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/43	1,500	1,683
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/44	5,800	6,287
	California Statewide Communities Development Authority Revenue (Huntington Memorial Hospital)	5.000%	7/1/48	7,000	7,804
	California Statewide Communities Development Authority Revenue (John Muir Health)	5.000%	8/15/46	1,525	1,748
	California Statewide Communities Development Authority Revenue (John Muir Health)	5.000%	8/15/51	3,000	3,427
	California Statewide Communities Development Authority Revenue (John Muir Health)	5.000%	12/1/53	2,500	2,919
	California Statewide Communities Development Authority Revenue (John Muir Health)	5.000%	12/1/57	3,775	4,404
[2]	California Statewide Communities Development Authority Revenue (John Muir Health) PUT	4.000%	8/15/24	4,925	5,573
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	11/1/29	1,680	2,173
	California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/34	680	816
	California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/35	800	956
	California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/36	780	929
	California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/37	520	617
	California Statewide Communities Development Authority Revenue (Marin General Hospital)	5.000%	8/1/38	500	592
	California Statewide Communities Development Authority Revenue (Redlands Community Hospital)	5.000%	10/1/46	1,800	1,969
	California Statewide Communities Development Authority Revenue (Sutter Health)	5.250%	8/15/31	2,500	2,615
	California Statewide Communities Development Authority Revenue (Sutter Health)	5.000%	8/15/32	11,000	11,791
	California Statewide Communities Development Authority Revenue (The Culinary Institute of America Project)	5.000%	7/1/41	1,145	1,189

208

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/21	(Prere.)	7,280	7,793
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/29		2,000	2,179
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/30		3,500	3,794
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/32		2,500	2,682
California Statewide Communities Development Authority Student Housing Revenue (CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/40		4,445	4,671
Campbell CA Union High School District GO	5.000%	8/1/35		1,000	1,236
Carlsbad CA Unified School District GO	4.000%	5/1/32		575	672
Carlsbad CA Unified School District GO	4.000%	5/1/33		685	796
Carlsbad CA Unified School District GO	4.000%	5/1/34		690	798
Carlsbad CA Unified School District GO	3.000%	8/1/42		2,730	2,930
Carlsbad CA Unified School District GO	3.125%	8/1/48		6,000	6,440
Centinela Valley CA Union High School District GO	6.000%	8/1/23	(Prere.)	3,000	3,532
Centinela Valley CA Union High School District GO	4.000%	8/1/50	(4)	3,000	3,261
Central CA Unified School District GO	4.000%	8/1/48		8,400	9,310
Central School District San Bernardino California GO	5.000%	8/1/47		3,350	4,033
Central School District San Bernardino California GO	4.000%	8/1/48		3,945	4,477
Ceres CA Unified School District GO	5.000%	8/1/51	(15)	5,000	5,946
Cerritos CA Community College District GO	4.000%	8/1/33		2,135	2,365
Cerritos CA Community College District GO	0.000%	8/1/34		4,000	3,063
Cerritos CA Community College District GO	0.000%	8/1/35		1,730	1,284
Cerritos CA Community College District GO	5.000%	8/1/38		7,000	7,605
Chabot-Las Positas CA Community College District GO	5.000%	8/1/30		3,500	3,993
Chabot-Las Positas CA Community College District GO	4.000%	8/1/47		1,100	1,249
Charter Oak CA Unified School District GO	5.000%	8/1/31	(4)	1,380	1,660
Charter Oak CA Unified School District GO	5.000%	8/1/33	(4)	1,755	2,103
Chico CA Unified School District GO	4.000%	8/1/35		1,880	2,109
Chico CA Unified School District GO	3.000%	8/1/44		8,000	8,273
Chino Valley CA Unified School District GO	5.000%	8/1/55		1,500	1,908
Chula Vista CA Elementary School District BAN	0.000%	8/1/23		2,000	1,972
Chula Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/25		2,130	2,425
Chula Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/26		1,175	1,358

209

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
[1]	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/36		1,810	1,788
[1]	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/37		2,475	2,438
[1]	Citrus CA Community College District GO, 5.000% coupon rate effective 2/1/2023	0.000%	8/1/38		2,150	2,112
	Clovis CA Wastewater System Revenue	5.000%	8/1/37	(15)	1,000	1,217
	Clovis CA Wastewater System Revenue	5.000%	8/1/38	(15)	2,235	2,713
	Coast CA Community College District GO	4.000%	8/1/32		540	661
	Coast CA Community College District GO	4.000%	8/1/33		1,175	1,421
	Coast CA Community College District GO	4.000%	8/1/34		250	300
	Colton CA Joint Unified School District GO	4.000%	8/1/32	(15)	1,340	1,527
	Compton CA Unified School District COP	5.000%	6/1/30	(15)	300	375
	Compton CA Unified School District COP	4.000%	6/1/37	(15)	520	593
	Conejo Valley CA Unified School District GO	0.000%	8/1/29	(4)	2,000	1,550
	Conejo Valley CA Unified School District GO	0.000%	8/1/30	(4)	1,865	1,367
	Contra Costa CA Community College District GO	5.000%	8/1/23	(Prere.)	3,600	4,142
	Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/34		1,970	2,181
	Corona-Norco CA Unified School District GO	4.000%	8/1/49		3,000	3,401
	Cotati-Rohnert Park CA Unified School District GO	5.000%	8/1/44	(4)	3,000	3,447
[2]	Culver City CA Unified School District GO TOB VRDO	0.060%	6/1/20		6,660	6,660
	East Bay CA Regional Park District GO	5.000%	9/1/25		175	176
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/30	(4)	2,000	2,226
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/31	(4)	2,000	2,204
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/32	(4)	1,500	1,642
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/33	(4)	1,500	1,633
	East Side CA Union High School District Santa Clara County GO	3.000%	8/1/35	(4)	5,995	6,461
	Eastern California Municipal Water District Water & Sewer Revenue	4.000%	7/1/34		5,300	6,078
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/31		400	552
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/32		600	821
	Eastern California Municipal Water District Water & Wastewater Revenue	4.000%	7/1/35		3,780	4,320
	Eastern California Municipal Water District Water & Wastewater Revenue	4.000%	7/1/37		1,115	1,365
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/37		1,000	1,333
	Eastern California Municipal Water District Water & Wastewater Revenue	5.000%	7/1/39		2,030	2,466
	El Camino CA Community College District GO	5.000%	8/1/32		1,000	1,243
	El Camino CA Community College District GO	5.000%	8/1/33		1,115	1,385
	El Camino CA Community College District GO	5.000%	8/1/37		1,550	1,908
	El Camino CA Community College District GO	5.000%	8/1/48		6,550	8,087

210

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	El Camino CA Healthcare District GO	4.000%	8/1/34		5,000	5,778
	El Dorado CA Irrigation District Revenue	5.250%	3/1/39	(4)	7,500	8,733
	El Segundo CA Unified School District GO	3.125%	8/1/48		4,530	4,808
	Encinitas CA Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/27		1,000	1,083
	Evergreen CA School District Election GO	4.000%	8/1/39		330	384
	Fairfield-Suisun CA Unified School District GO	2.000%	8/1/33		4,890	5,010
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	3.050%	4/15/34		1,640	1,830
[3]	Federal Home Loan Mortgage Corp. Multifamily Housing Revenue	2.350%	12/15/35		4,985	5,354
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/33		530	595
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/38		845	932
	Folsom Ranch CA Financing Authority Special Tax Revenue	5.000%	9/1/48		1,675	1,830
	Foothill-De Anza CA Community College District GO	0.000%	8/1/22	(14)	3,850	3,814
	Foothill-De Anza CA Community College District GO	0.000%	8/1/23	(14)	3,590	3,530
	Foothill-De Anza CA Community College District GO	0.000%	8/1/25	(14)	2,390	2,292
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.000%	1/15/24	(Prere.)	6,675	8,041
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.500%	1/15/43		2,200	2,481
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46		14,500	16,011
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	3.500%	1/15/53		3,500	3,548
[1]	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue, 6.850% coupon rate effective 1/15/2024	0.000%	1/15/42		9,000	9,400
[3]	Freddie Mac Multifamily ML Certificates 2019-ML05	3.350%	11/25/33		1,983	2,264
	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/35	(4)	1,000	1,197
	Fresno CA Unified School District GO	4.000%	8/1/31		450	525
	Fresno CA Unified School District GO	4.000%	8/1/32		550	636
	Fresno CA Unified School District GO	4.000%	8/1/33		750	864
	Fresno CA Unified School District GO	4.000%	8/1/34		800	916
	Fresno CA Unified School District GO	4.000%	8/1/35		850	970
	Fresno CA Unified School District GO	4.000%	8/1/36		1,000	1,137
	Fresno CA Unified School District GO	4.000%	8/1/37		850	964
	Fresno CA Unified School District GO	4.000%	8/1/39		1,600	1,804
[2]	Fresno CA Unified School District GO TOB VRDO	0.290%	6/5/20		6,170	6,170
	Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/23	(Prere.)	5,000	5,719
	Gilroy CA Unified School District GO	4.000%	8/1/33		1,155	1,330
	Gilroy CA Unified School District GO	4.000%	8/1/36		1,000	1,137
	Gilroy CA Unified School District GO	4.000%	8/1/37		1,100	1,247
	Gilroy CA Unified School District GO	4.000%	8/1/41		3,115	3,490

211

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Gilroy CA Unified School District GO	4.000%	8/1/46		8,000	8,904
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25		4,120	4,805
	Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/28	(2)	10,045	8,853
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/30		5,250	6,246
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/31		6,500	7,686
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32		2,260	2,654
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33		1,365	1,596
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/35		5,190	6,008
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/40		14,015	16,070
[2]	Golden State Tobacco Securitization Corp. California Revenue TOB VRDO	0.240%	6/5/20	LOC	14,865	14,865
	Grossmont CA Healthcare District GO	6.125%	7/15/21	(Prere.)	2,500	2,664
	Grossmont CA Healthcare District GO	4.000%	7/15/40		10,000	11,038
	Grossmont CA Union High School District GO	0.000%	8/1/30		6,550	5,452
	Grossmont-Cuyamaca CA Community College District GO	4.000%	8/1/47		10,935	12,540
	Hartnell CA Community College District GO	4.000%	8/1/47		4,165	4,707
	Hayward CA Unified School District GO	5.000%	8/1/31	(4)	3,780	4,411
	Hayward CA Unified School District GO	5.000%	8/1/31	(4)	3,500	4,085
	Hayward CA Unified School District GO	5.000%	8/1/33	(15)	1,335	1,695
	Hayward CA Unified School District GO	5.000%	8/1/34	(15)	1,000	1,265
	Hayward CA Unified School District GO	4.000%	8/1/43	(15)	3,000	3,396
	Hayward CA Unified School District GO	5.000%	8/1/44	(15)	1,045	1,273
	Hayward CA Unified School District GO	4.000%	8/1/48	(15)	4,050	4,555
	Hemet CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/39		1,100	1,193
	Imperial CA Community College District GO	0.000%	8/1/30	(15)	2,125	1,655
	Imperial CA Irrigation District Electric Revenue	5.000%	11/1/32		2,765	3,337
	Imperial CA Irrigation District Electric Revenue	5.000%	11/1/45		4,010	4,810
	Imperial CA Unified School District GO	5.250%	8/1/43	(15)	5,000	6,093
	Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/32	(15)	1,000	1,224
	Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/34	(15)	1,060	1,287
	Inglewood CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	5/1/38	(15)	500	599
	Inglewood CA Unified School District GO	4.000%	8/1/26	(15)	250	297
	Inglewood CA Unified School District GO	5.000%	8/1/31	(15)	500	621
	Inglewood CA Unified School District GO	5.000%	8/1/32	(15)	420	519
	Inglewood CA Unified School District GO	4.000%	8/1/36	(15)	500	572
	Irvine CA Assessment District No. 93-14 Improvement Revenue VRDO	0.050%	6/1/20	LOC	2,700	2,700
	Irvine CA Facilities District No. 2013-3 Special Tax Revenue	5.000%	9/1/51	(4)	1,250	1,464
	Irvine CA Reassessment District No. 85-7A Improvement Revenue VRDO	0.040%	6/1/20	LOC	1,800	1,800

212

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Irvine CA Unified School District Community
	Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/37		265	306
	Irvine CA Unified School District Community
	Facilities District No. 09-1 Special Tax Revenue	4.000%	9/1/40		350	379
	Irvine CA Unified School District Community
	Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/42		400	456
	Irvine CA Unified School District Community
	Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/47		1,000	1,130
	Irvine CA Unified School District Community
	Facilities District No. 09-1 Special Tax Revenue	4.000%	9/1/49	(15)	1,110	1,219
	Irvine CA Unified School District Community
	Facilities District No. 09-1 Special Tax Revenue	5.000%	9/1/51		1,000	1,124
	Irvine CA Unified School District Community
	Facilities District No. 09-1 Special Tax Revenue	4.000%	9/1/54	(15)	2,750	3,008
[4]	Jefferson CA Union High School District GO	4.000%	8/1/45		1,250	1,415
	Jurupa CA Unified School District GO	4.000%	8/1/43		8,000	9,202
	La Quinta CA Redevelopment Agency Successor Agency Tax Allocation	5.000%	9/1/32	(4)	2,000	2,242
	La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/34		1,050	1,199
	La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/36		2,450	2,439
	Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29		1,010	1,203
	Lancaster CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/30		1,255	1,484
	Las Virgenes CA Unified School District GO	0.000%	9/1/26	(14)	6,160	5,824
	Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/32	(4)	3,220	4,005
	Lincoln CA Special Tax Revenue (Lincoln Crossing Project)	5.000%	9/1/34	(4)	2,000	2,465
	Livermore CA COP VRDO	0.040%	6/1/20	LOC	2,355	2,355
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/31		330	382
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/33		400	459
	Livermore Valley CA Water Financing Authority Revenue	4.000%	7/1/43		3,000	3,375
	Lodi CA Public Financing Authority Electric Revenue	5.000%	9/1/32	(4)	1,640	2,098
	Long Beach CA Airport Revenue	5.000%	6/1/40		4,440	4,452
	Long Beach CA Community College District GO	0.000%	8/1/34		2,830	2,134
	Long Beach CA Community College District GO	4.000%	8/1/45		2,000	2,297
	Long Beach CA Community College District GO	4.000%	8/1/49		4,400	5,034

213

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/29		1,235	1,553
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/35		1,575	2,079
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/37		3,090	4,355
5	Long Beach CA Finance Authority Natural Gas Purchase Revenue, 67% of 3M USD LIBOR + 1.430%	1.693%	11/15/26		1,800	1,728
	Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/26	(2)	7,570	8,716
	Long Beach CA Finance Authority Tax Revenue	5.500%	8/1/31	(2)	4,215	5,357
	Long Beach CA Harbor Revenue	5.000%	5/15/39		1,510	1,758
	Long Beach CA Harbor Revenue	5.000%	5/15/42		2,155	2,498
	Long Beach CA Harbor Revenue	5.000%	5/15/47		4,995	5,925
	Long Beach CA Unified School District GO	0.000%	8/1/26		1,870	1,687
	Long Beach CA Unified School District GO	3.000%	8/1/39		2,840	3,011
	Los Angeles CA Community College District GO	5.250%	8/1/20	(Prere.)	5,000	5,042
	Los Angeles CA Community College District GO	5.000%	8/1/28		3,510	4,169
	Los Angeles CA Community College District GO	5.000%	8/1/29		5,000	5,921
	Los Angeles CA Community College District GO	5.000%	8/1/30		5,500	6,493
	Los Angeles CA Community College District GO	4.000%	8/1/31		1,870	2,180
	Los Angeles CA Community College District GO	4.000%	8/1/33		3,500	3,891
	Los Angeles CA Community College District GO	4.000%	8/1/33		1,075	1,259
	Los Angeles CA Community College District GO	4.000%	8/1/34		3,525	4,037
	Los Angeles CA Community College District GO	4.000%	8/1/36		2,300	2,665
	Los Angeles CA Community College District GO	4.000%	8/1/36		5,415	6,160
	Los Angeles CA Community College District GO	4.000%	8/1/37		5,000	5,388
	Los Angeles CA Community College District GO	4.000%	8/1/37		4,250	4,822
	Los Angeles CA Community College District GO	4.000%	8/1/39		1,000	1,130
	Los Angeles CA Community College District GO	4.000%	8/1/41		5,000	5,723
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30		3,195	3,227
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35		16,000	17,124
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35		1,565	1,584
	Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35		1,000	1,207

214

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/37	2,135	2,659
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/38	5,240	6,024
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/38	2,150	2,677
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/38	2,100	2,615
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/42	2,000	2,373
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/43	2,500	3,076
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/49	5,000	6,045
Los Angeles CA Department of Airports Revenue (Los Angeles International Airport)	5.000%	5/15/33	3,000	3,853
Los Angeles CA Department of Airports Revenue (Los Angeles International Airport)	5.000%	5/15/34	4,000	5,120
Los Angeles CA Department of Airports Revenue (Los Angeles International Airport)	5.000%	5/15/35	3,660	4,662
Los Angeles CA Department of Airports Revenue (Los Angeles International Airport)	5.000%	5/15/36	3,000	3,803
Los Angeles CA Department of Airports Revenue (Los Angeles International Airport)	5.000%	5/15/37	3,195	4,035
Los Angeles CA Department of Airports Revenue (Los Angeles International Airport)	5.000%	5/15/38	695	878
Los Angeles CA Department of Airports Revenue (Los Angeles International Airport)	5.000%	5/15/39	5,750	7,239
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/29	5,000	5,987
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/30	5,000	6,582
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	1,380	1,697
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	4,675	6,133
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	7,030	9,222
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	2,500	2,919
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	5,075	6,550
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	3,025	3,941
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	5,000	6,515
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	9,020	11,606
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	3,500	4,073
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	10,000	10,846
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	3,790	4,577

215

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	4,765	5,873
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,545	1,675
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,700	2,129
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	4,675	5,744
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	1,640	2,060
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	5,000	5,414
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	1,835	2,198
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	2,500	3,064
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	4,345	5,428
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/38	1,000	1,252
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/39	4,100	4,746
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/40	2,020	2,412
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/42	4,500	5,354
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	10,150	10,958
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	5,000	5,402
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	5,000	5,672
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	6,640	8,310
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/44	13,950	16,057
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46	1,375	1,628
	Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46	2,500	2,960
[2]	Los Angeles CA Department of Water & Power Revenue TOB VRDO	0.290%	6/5/20	7,235	7,235
	Los Angeles CA Department of Water & Power Revenue VRDO	0.040%	6/1/20	2,900	2,900
	Los Angeles CA Department of Water & Power Revenue VRDO	0.040%	6/1/20	9,865	9,865
	Los Angeles CA Department of Water & Power Revenue VRDO	0.060%	6/1/20	4,000	4,000
	Los Angeles CA Harbor Department Revenue	4.000%	8/1/39	3,000	3,345
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	3,750	4,755
	Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	5,950	7,488

216

California Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/41	3,000	3,672
Los Angeles CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/44	15,500	19,194
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/26	3,240	3,740
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/29	3,000	3,663
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/30	2,465	2,995
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/31	1,565	1,784
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/32	1,525	1,733
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/33	5,200	5,962
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/33	1,765	2,001
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34	2,500	2,848
Los Angeles CA Unified School District GO	5.000%	7/1/23	1,000	1,143
Los Angeles CA Unified School District GO	5.000%	7/1/28	8,000	9,323
Los Angeles CA Unified School District GO	5.000%	7/1/28	2,040	2,632
Los Angeles CA Unified School District GO	5.000%	7/1/30	2,860	3,321
Los Angeles CA Unified School District GO	4.000%	7/1/35	5,000	5,599
Los Angeles CA Unified School District GO	4.000%	7/1/36	5,000	6,010
Los Angeles CA Unified School District GO	4.000%	7/1/40	2,725	3,217
Los Angeles CA Unified School District GO	4.000%	7/1/44	5,000	5,836
Los Angeles CA Wastewater System Revenue	5.000%	6/1/33	1,010	1,269
Los Angeles CA Wastewater System Revenue	5.000%	6/1/34	3,250	4,068
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	2,500	3,118
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	5,000	5,980
Los Angeles CA Wastewater System Revenue	5.000%	6/1/36	1,660	2,060
Los Angeles CA Wastewater System Revenue	5.000%	6/1/37	2,100	2,599
Los Angeles CA Wastewater System Revenue	5.000%	6/1/43	2,860	3,199
Los Angeles CA Wastewater System Revenue	5.000%	6/1/48	10,000	12,329
Los Angeles County CA Public Works Financing Authority Revenue	5.000%	12/1/34	2,000	2,352
Los Angeles County CA Facilities Inc. Lease Revenue	4.000%	12/1/48	7,515	8,533
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	2,025	2,501
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	2,340	2,876
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	5,225	6,378
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	3,305	4,125
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	3,580	4,422
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/37	2,750	2,983
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/42	5,940	6,419

217

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/45		1,160	1,355
	Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	12/1/49		5,035	6,099
	Los Angeles County CA Sanitation Districts Financing Authority Revenue	5.000%	10/1/35		4,000	4,860
	Los Angeles County CA School District GO	5.000%	7/1/30	(15)	2,820	3,614
	Los Angeles County CA Schools Regionalized Business Services Corp. COP	0.000%	8/1/20	(2)	2,095	2,093
	Los Angeles County CA Unified School District GO	5.000%	7/1/30		4,110	5,464
	Los Angeles County CA Unified School District GO	5.000%	7/1/31		5,030	6,641
	Los Angeles County CA Unified School District GO	3.000%	1/1/34		4,780	5,231
	Los Rios CA Community College District GO	4.000%	8/1/34		4,500	5,250
	Los Rios CA Community College District GO	3.000%	8/1/44		3,850	4,020
	M-S-R California Energy Authority Revenue	7.000%	11/1/34		7,000	10,248
	M-S-R California Energy Authority Revenue	7.000%	11/1/34		3,200	4,685
	M-S-R California Energy Authority Revenue	6.500%	11/1/39		3,690	5,520
	M-S-R California Energy Authority Revenue	6.500%	11/1/39		4,195	6,276
	M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20	(ETM)	1,745	1,754
	Madera CA Unified School District GO	0.000%	8/1/28	(14)	2,680	2,417
	Manteca CA Redevelopment Agency Tax Allocation Revenue	4.000%	10/1/34	(15)	500	607
	Marin CA Community College District GO	4.000%	8/1/35		700	799
	Marin CA Community College District GO	4.000%	8/1/38		1,500	1,698
	Marin CA Healthcare District GO	5.000%	8/1/29		1,055	1,277
	Marin CA Healthcare District GO	4.000%	8/1/40		3,000	3,314
	Marina Coast Water District California Enterprise Revenue	5.000%	6/1/37		4,085	4,901
	Martinez CA Unified School District GO	4.000%	8/1/48		3,000	3,336
[4]	Mesa CA Water District COP	4.000%	3/15/40		325	386
[4]	Mesa CA Water District COP	5.000%	3/15/50		4,000	5,130
	Metropolitan Water District of Southern California Revenue	5.000%	10/1/33		6,000	6,502
	Metropolitan Water District of Southern California Revenue	5.000%	7/1/34		5,590	6,839
	Metropolitan Water District of Southern California Revenue	5.000%	7/1/40		4,500	5,391
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26		2,100	2,520
	Milpitas CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30		4,000	4,679
	Modesto CA Irrigation District Financing Authority Electric Revenue	5.000%	10/1/40		6,000	7,040
	Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22	(ETM)	3,360	3,613
	Moreno Valley CA Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/31		1,675	2,047
	Moreno Valley CA Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33		1,605	1,819

218

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value*
		Coupon	Date		($000)	($000)
	Morgan Hill CA Unified School District GO	4.000%	8/1/47		8,490	9,516
	Mount San Antonio CA Community College District GO	5.000%	8/1/33		1,125	1,480
	Mount San Antonio CA Community College District GO	5.000%	8/1/39		2,525	3,242
	Mountain View-Whisman CA School District COP	4.000%	6/1/26	(Prere.)	675	815
	Mountain View-Whisman CA School District COP	4.000%	6/1/26	(Prere.)	1,500	1,811
[1]	Napa Valley CA Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/33		2,500	2,750
[1]	Napa Valley CA Community College District GO, 4.000% coupon rate effective 2/1/2021	0.000%	8/1/34		2,000	2,192
	Napa Valley CA Unified School District GO	4.000%	8/1/34	(4)	1,630	1,878
	New Haven CA Unified School District GO	5.000%	8/1/28	(15)	2,000	2,352
	New Haven CA Unified School District GO	4.000%	8/1/36		500	581
	New Haven CA Unified School District GO	4.000%	8/1/37		70	81
	New Haven CA Unified School District GO	4.000%	8/1/39		420	484
	New Haven CA Unified School District GO	3.000%	8/1/49		3,500	3,694
	Newark CA Unified School District GO	5.000%	8/1/44		6,000	6,899
	Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/21	(Prere.)	3,525	3,828
	Newport Mesa CA Unified School District GO	0.000%	8/1/35		4,000	2,933
	Newport Mesa CA Unified School District GO	0.000%	8/1/36		1,000	710
	Newport Mesa CA Unified School District GO	0.000%	8/1/37		2,000	1,374
	Newport Mesa CA Unified School District GO	0.000%	8/1/38		1,000	665
	Norco CA Financing Authority Enterprise Revenue	4.000%	10/1/49		1,300	1,469
	North Orange County CA Community College District GO	3.000%	8/1/38		1,000	1,085
	North Orange County CA Community College District GO	3.000%	8/1/39		1,000	1,082
	North Orange County CA Community College District GO	3.000%	8/1/40		1,000	1,079
	Northern California Energy Authority Commodity Supply Revenue PUT	4.000%	7/1/24		5,000	5,459
	Northern California Power Agency Revenue (Hydroelectric Project)	7.500%	7/1/21	(Prere.)	1,120	1,185
	Northern California Transmission Agency Revenue	5.000%	5/1/37		3,610	4,249
	Northern California Transmission Agency Revenue	5.000%	5/1/38		1,865	2,190
	Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/25		1,690	1,065
	Northstar Community Services District California Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/26		1,985	1,251
	Norwalk-La Mirada CA Unified School District GO	5.000%	8/1/44		4,320	5,230
	Norwalk-La Mirada CA Unified School District GO	4.000%	8/1/47		5,105	5,722
[2]	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	0.210%	6/5/20	LOC	10,000	10,000

219

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Oakland CA GO	5.000%	1/15/29		1,640	2,013
Oakland CA Unified School District GO	6.625%	8/1/21	(Prere.)	1,000	1,074
Oakland CA Unified School District GO	5.000%	8/1/30	(15)	900	1,060
Oakland CA Unified School District GO	5.000%	8/1/31		755	905
Oakland CA Unified School District GO	4.000%	8/1/33	(4)	3,450	3,921
Oakland CA Unified School District GO	4.000%	8/1/34	(4)	2,545	2,881
Oakland CA Unified School District GO	4.000%	8/1/35	(4)	1,000	1,127
Oakland CA Unified School District GO	5.000%	8/1/35		2,850	3,309
Oakland CA Unified School District GO	5.000%	8/1/40		900	1,037
Oceanside CA Unified School District GO	0.000%	8/1/25	(ETM)	755	731
Oceanside CA Unified School District GO	0.000%	8/1/25	(12)	6,110	5,823
Orange County CA Water District COP	2.000%	8/15/23		5,000	5,254
Orange County CA Water District Revenue	4.000%	8/15/34		650	787
Palmdale CA School District GO	3.000%	8/1/49		3,000	3,148
Palo Alto CA Improvement Revenue (University Avenue Area Parking)	4.250%	9/2/22		200	216
Palo Alto CA Improvement Revenue (University Avenue Area Parking)	5.000%	9/2/26		1,000	1,092
Palomar CA Community College District GO	0.000%	8/1/24		5,125	5,004
Palomar CA Community College District GO	5.000%	8/1/34		1,000	1,246
Palomar Pomerado Health California COP	6.000%	11/1/20	(Prere.)	3,800	3,887
Palomar Pomerado Health California COP	4.000%	8/1/36		5,085	5,269
Palomar Pomerado Health California GO	4.000%	8/1/32		4,000	4,224
Palomar Pomerado Health California GO	0.000%	8/1/33	(12)	4,100	3,136
Palomar Pomerado Health California GO	4.000%	8/1/33		4,085	4,283
Palomar Pomerado Health California GO	5.000%	8/1/34		1,100	1,221
Palomar Pomerado Health California GO	4.000%	8/1/35		4,270	4,439
Palomar Pomerado Health California GO	0.000%	8/1/36		5,025	3,350
Palomar Pomerado Health California Revenue	5.000%	11/1/39		5,000	5,593
Palomar Pomerado Health California Revenue	5.000%	11/1/42		3,000	3,343
Palomar Pomerado Health California Revenue	5.000%	11/1/47	(4)	4,000	4,527
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	(14)	3,000	2,651
Pasadena CA Unified School District GO	5.000%	5/1/22	(Prere.)	4,000	4,369
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/21	(2)	2,920	2,903
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/22	(2)	4,125	4,072
Pittsburg CA Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/24	(2)	1,000	962
Pleasanton CA Unified School District GO	4.000%	8/1/42		7,300	8,303
Poway CA Unified School District GO	0.000%	8/1/33		5,010	3,882
Poway CA Unified School District GO	0.000%	8/1/33		990	767
Poway CA Unified School District GO	0.000%	8/1/34		8,130	6,130
Poway CA Unified School District GO	0.000%	8/1/46		10,000	4,631
Poway CA Unified School District GO	0.000%	8/1/51		10,000	3,921
Poway CA Unified School District Public
Financing Authority Community Facilities District No. 11 Zones 2 & 3 Special Tax Revenue	5.000%	9/15/38		1,200	1,282

220

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Poway CA Unified School District Public Financing Authority Community Facilities District No. 11 Zones 2 & 3 Special Tax Revenue	5.000%	9/15/43		2,325	2,474
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/24		785	899
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25		1,825	2,007
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27		2,040	2,242
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27		1,030	1,176
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28		2,335	2,917
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29		3,450	4,300
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30		1,760	2,189
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31		1,350	1,481
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33		980	1,074
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/33	(15)	1,735	2,112
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/36		600	657
Poway CA Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/50	(4)	2,250	2,441
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project)	5.000%	9/1/29	(4)	1,800	2,089
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/29		1,000	1,225
Redding CA Joint Powers Financing Authority Electric System Revenue	5.000%	6/1/31		600	733
Redwood City CA Redevelopment Agency Redevelopment Project Area No. 2 Tax Allocation Revenue	0.000%	7/15/26	(2)	3,445	3,194
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/23	(4)	600	685
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/30	(4)	1,000	1,304
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/32	(4)	1,000	1,274
Richmond CA Joint Powers Financing Authority Revenue (Civic Center Project)	5.000%	11/1/33	(4)	2,105	2,657
Richmond CA Wastewater Revenue	4.000%	8/1/36		1,275	1,514
Riverside CA Community College District GO	3.000%	8/1/34		580	637
Riverside CA Community College District GO	3.000%	8/1/37		1,100	1,186
Riverside CA Community College District GO	3.000%	8/1/40		3,750	3,970
Riverside CA Electric Revenue	5.000%	10/1/48		12,000	15,079
Riverside CA Electric Revenue VRDO	0.100%	6/5/20	LOC	185	185
Riverside CA Sewer Revenue	5.000%	8/1/33		3,660	4,703

221

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/24		1,440	1,580
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/28		1,795	1,954
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/29		1,880	2,043
	Riverside CA Unified School District Financing Authority Revenue	5.000%	9/1/32		1,375	1,486
	Riverside CA Unified School District GO	4.000%	8/1/32		2,250	2,636
	Riverside CA Unified School District GO	4.000%	8/1/33		1,350	1,574
	Riverside CA Unified School District GO	3.000%	8/1/36		800	853
	Riverside CA Unified School District GO	3.000%	8/1/37		1,800	1,913
	Riverside County CA Infrastructure Financing Authority (Indio Law Building)	4.000%	11/1/44		10,090	11,338
	Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/33		5,000	6,050
	Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/40		5,000	6,019
	Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/45		8,000	9,566
	Riverside County CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/32	(15)	820	1,011
	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue	4.000%	10/1/37	(4)	1,500	1,633
[1]	Riverside County CA Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/2021	0.000%	10/1/41	(15)	2,000	2,161
	Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/38		3,500	4,273
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/41		6,710	2,997
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/42		2,975	1,268
	Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/43		7,500	3,052
	Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/48		2,000	2,137
	Robla CA School District GO	5.000%	8/1/44	(4)	2,170	2,622
	Roseville CA Financing Authority Electric System Revenue	4.000%	2/1/37		7,480	8,561
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/22		1,635	1,735
	Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/28		2,500	3,059
	Roseville CA Special Tax Revenue	5.000%	9/1/37		1,250	1,379
	Ross Valley CA Public Financing Authority Revenue	5.000%	1/1/39		500	593
	Ross Valley CA Public Financing Authority Revenue	5.000%	1/1/43		1,190	1,405
	Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/39	(15)	1,900	2,220

222

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Sacramento CA Area Flood Control Agency Special Assessment Revenue (Natomas Basin Local Assessment)	5.000%	10/1/44	(15)	2,000	2,323
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30	(14)	3,000	2,342
Sacramento CA Financing Authority Lease Revenue	5.400%	11/1/20	(2)	1,280	1,307
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/28		2,000	2,284
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/31		1,175	1,292
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/32		1,195	1,313
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/33		1,450	1,593
Sacramento CA Municipal Utility District Revenue PUT	5.000%	10/17/23		2,500	2,826
Sacramento CA Municipal Utility District Revenue PUT	5.000%	10/15/25		2,500	2,975
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/36		1,370	1,375
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/42		3,125	3,132
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/36		2,245	2,575
Sacramento CA Transient Occupancy Tax Revenue (Convention Center Complex)	5.000%	6/1/48		10,000	11,207
Sacramento CA Transient Occupancy Tax Revenue (Sub-Convention Center Complex)	5.000%	6/1/48		5,000	5,585
Sacramento CA Transportation Authority Sales Tax Revenue VRDO	0.050%	6/5/20	LOC	975	975
Sacramento County CA Airport Revenue	5.000%	7/1/31		500	604
Sacramento County CA Airport Revenue	5.000%	7/1/33		1,660	1,973
Sacramento County CA Airport Revenue	5.000%	7/1/34		1,275	1,516
Sacramento County CA Airport Revenue	5.000%	7/1/34		2,000	2,371
Sacramento County CA Airport Revenue	5.000%	7/1/35		2,515	2,978
Sacramento County CA Airport Revenue	5.000%	7/1/35		2,000	2,360
Sacramento County CA Airport Revenue	5.000%	7/1/38		1,330	1,559
Sacramento County CA Airport Revenue	5.000%	7/1/41		7,810	8,823
Sacramento County CA Airport Revenue	5.000%	7/1/41		3,500	3,943
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/32		1,000	1,203
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/35		4,920	5,663
Sacramento County CA Sanitation Districts Financing Authority Revenue VRDO	0.080%	6/5/20	LOC	21,400	21,400
Salinas CA Union High School District GO	4.000%	8/1/45		4,000	4,588
San Bernardino CA City Unified School District COP	5.000%	10/1/31	(4)	1,000	1,295
San Bernardino CA City Unified School District COP	5.000%	10/1/32	(4)	1,365	1,749
San Bernardino CA City Unified School District COP	5.000%	10/1/34	(4)	2,360	2,995

223

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Bernardino CA City Unified School District GO	0.000%	8/1/35	(4)	5,900	4,281
	San Bernardino CA City Unified School District GO	0.000%	8/1/36	(4)	5,000	3,519
	San Bernardino CA City Unified School District GO	4.000%	8/1/42	(4)	4,545	5,111
	San Bernardino CA Community College District GO	5.000%	8/1/25	(Prere.)	3,500	4,318
	San Bernardino CA Community College District GO	3.000%	8/1/41		6,000	6,305
	San Bernardino CA Community College District GO	0.000%	8/1/44		5,000	2,557
	San Bernardino CA Community College District GO	0.000%	8/1/48		17,770	8,171
	San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	10/1/24		2,000	2,357
	San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	10/1/25		4,000	4,867
	San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	10/1/26		2,000	2,494
	San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	10/1/27		3,500	4,476
	San Bernardino County CA Transportation Authority Revenue	5.000%	3/1/32		4,035	4,332
	San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/23		1,000	1,107
	San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/24		1,000	1,146
	San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/25		1,000	1,177
	San Diego CA Association of Governments Capital Grant Receipts Revenue	5.000%	11/15/26		1,000	1,209
	San Diego CA Association of Governments Capital Grant Receipts Revenue	1.800%	11/15/27		1,250	1,278
	San Diego CA Association of Governments South Bay Expressway Toll Revenue	5.000%	7/1/42		4,130	4,769
	San Diego CA Community College District GO	5.000%	8/1/21	(Prere.)	2,500	2,642
	San Diego CA Community College District GO	4.000%	8/1/32		3,200	3,721
	San Diego CA Community College District GO	4.000%	8/1/32		3,935	4,576
	San Diego CA Community College District GO	0.000%	8/1/36		8,000	5,758
	San Diego CA Community College District GO	0.000%	8/1/38		3,510	2,371
[2]	San Diego CA Community College District GO TOB VRDO	0.240%	6/5/20	(Prere.)	3,000	3,000
	San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/36		5,050	6,196
	San Diego CA Unified School District GO	0.000%	7/1/29		8,150	7,169
	San Diego CA Unified School District GO	0.000%	7/1/30		1,500	1,283
	San Diego CA Unified School District GO	0.000%	7/1/31		1,500	1,245
	San Diego CA Unified School District GO	0.000%	7/1/32		1,110	892
	San Diego CA Unified School District GO	4.000%	7/1/32		6,245	7,267
	San Diego CA Unified School District GO	0.000%	7/1/34		3,550	2,408
	San Diego CA Unified School District GO	4.000%	7/1/34		1,210	1,369
	San Diego CA Unified School District GO	5.000%	7/1/35		5,005	5,661
	San Diego CA Unified School District GO	0.000%	7/1/38		4,890	3,234

224

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Diego CA Unified School District GO	4.000%	7/1/45		8,050	8,928
San Diego CA Unified School District GO	0.000%	7/1/49		1,000	449
San Diego CA Unified School District GO	4.000%	7/1/49		10,250	11,925
San Diego County CA COP	5.000%	10/15/28		1,445	1,725
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/25		1,570	1,852
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26		4,000	4,015
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/26		1,250	1,507
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/27		1,645	2,026
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28		3,200	3,212
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/29		1,245	1,591
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/29		1,245	1,590
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/30		1,355	1,754
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/30		1,355	1,754
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/32		1,500	1,907
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/33		1,075	1,333
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34		2,715	2,725
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34		1,325	1,667
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/34		1,000	1,236
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/36		1,500	1,837
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/37		1,530	1,899
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/38		1,400	1,731
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/39		1,375	1,695
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/40		3,000	3,011
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/40		2,325	2,860
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/42		5,740	6,676
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/43		5,040	5,491
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/22	(Prere.)	1,500	1,628
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/35		1,540	1,872
San Diego County CA Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/44		2,870	3,674

225

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Diego County CA Water Authority Revenue	5.000%	5/1/30		5,240	6,502
San Diego County CA Water Authority Revenue	5.000%	5/1/36		8,520	10,337
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/31		7,000	8,555
San Francisco CA Bay Area Rapid Transit District GO	3.000%	8/1/49		12,600	13,216
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/35		2,900	3,360
San Francisco CA City & County COP	3.000%	4/1/30		2,500	2,756
San Francisco CA City & County COP	3.000%	4/1/31		2,500	2,740
San Francisco CA City & County COP	4.000%	4/1/33		5,040	5,573
San Francisco CA City & County COP	4.000%	9/1/33		5,855	6,327
San Francisco CA City & County COP	4.000%	4/1/45		11,755	13,135
San Francisco CA City & County GO	4.000%	6/15/34		8,485	9,441
San Francisco CA City & County GO	4.000%	6/15/35		8,825	9,796
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21	(Prere.)	1,485	1,549
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30		1,030	1,235
San Francisco CA City & County International Airport Revenue	5.000%	5/1/32		1,000	1,188
San Francisco CA City & County International Airport Revenue	5.000%	5/1/33		3,145	3,949
San Francisco CA City & County International Airport Revenue	5.000%	5/1/43		5,500	6,035
San Francisco CA City & County International Airport Revenue	5.000%	5/1/44		6,000	6,756
San Francisco CA City & County International Airport Revenue	5.000%	5/1/46		16,260	18,754
San Francisco CA City & County International Airport Revenue	5.000%	5/1/47		235	275
San Francisco CA City & County International Airport Revenue	5.000%	5/1/48		4,700	5,579
San Francisco CA City & County International Airport Revenue	5.000%	5/1/49		9,770	11,791
San Francisco CA City & County International Airport Revenue	5.000%	5/1/50		17,130	20,648
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	11/1/33		1,500	1,769
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/34		2,675	3,241
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/34		3,030	3,830
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/35		2,815	3,402
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/36		2,960	3,572
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/36		7,000	8,767
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/37		2,080	2,597

226

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	1,100	1,175
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	(Prere.)	1,205	1,287
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	5,000	5,461
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	4,000	4,369
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	950	1,035
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	5/1/22	(Prere.)	1,860	2,032
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/29		8,000	8,838
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30		2,040	2,464
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/31		2,430	2,898
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/31		1,015	1,210
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32		1,125	1,240
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32		4,000	4,799
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32		1,305	1,566
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/33		1,370	1,642
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35		5,000	6,141
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36		4,010	4,783
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/39		8,000	9,048
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bay North)	6.750%	2/1/21	(Prere.)	1,000	1,043
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/28		985	1,182
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/30		1,200	1,419
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/37		850	979
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue (Mission Bays Redevelopment Project)	5.000%	8/1/43		3,500	3,823
San Jacinto CA Unified School District COP	5.000%	9/1/27	(4)	1,140	1,450

227

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	San Jacinto CA Unified School District COP	5.000%	9/1/40	(4)	1,075	1,355
	San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/37		7,000	8,490
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24	(14)	6,000	5,398
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25	(14)	6,375	5,561
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/34		8,025	8,730
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.000%	1/15/44		11,710	12,530
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.250%	1/15/44		2,270	2,418
	San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	5.250%	1/15/49		8,000	8,497
	San Jose CA Airport Revenue	5.000%	3/1/42		2,190	2,585
	San Jose CA Redevelopment Agency Tax Allocation Revenue	5.500%	8/1/20	(Prere.)	850	857
	San Jose CA Redevelopment Agency Tax Allocation Revenue	5.500%	8/1/20	(Prere.)	2,750	2,774
	San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/35		4,100	5,013
	San Jose CA Special Hotel Tax Revenue (Convention Center Expansion & Renovation Project)	6.500%	5/1/42		5,000	5,065
	San Jose CA Unified School District Santa Clara County GO	5.000%	8/1/32		10,000	12,187
	San Juan CA Unified School District GO	0.000%	8/1/20	(4)	4,930	4,928
	San Juan CA Unified School District GO	0.000%	8/1/23	(4)	4,540	4,476
4	San Leandro CA Unified School District GO	4.000%	8/1/35	(15)	450	524
4	San Leandro CA Unified School District GO	4.000%	8/1/37	(15)	850	983
4	San Leandro CA Unified School District GO	3.000%	8/1/43	(15)	500	509
4	San Leandro CA Unified School District GO	4.000%	8/1/43	(15)	650	739
	San Luis Obispo County CA Community College District GO	5.000%	8/1/32		1,395	1,684
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/29	(4)	760	937
	San Marcos CA Schools Financing Authority Lease Revenue	5.000%	8/15/34	(4)	1,155	1,387
	San Marcos CA Unified School District GO	5.000%	8/1/21	(Prere.)	2,835	2,994
	San Marcos CA Unified School District GO	0.000%	8/1/32		2,600	2,084
	San Marcos CA Unified School District GO	4.000%	8/1/33		3,500	4,111
	San Marcos CA Unified School District GO	5.000%	8/1/35		5,000	6,190
	San Marcos CA Unified School District GO	5.000%	8/1/36		2,000	2,467
1	San Mateo CA Union High School District GO, 6.875% coupon rate effective 9/1/2034	0.000%	9/1/46		3,280	2,998
	San Mateo County CA Community College District GO	5.000%	9/1/39		1,000	1,286
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	5.000%	7/1/21	(14)	1,795	1,846
	San Mateo County CA Joint Powers Financing Authority Lease Revenue (Capital Project Program)	4.000%	7/15/52		8,955	9,980

228

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/31		2,290	2,811
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.000%	7/15/35		2,125	2,397
San Mateo County CA Mid-Peninsula Water District COP	4.000%	12/1/46		2,000	2,237
San Mateo Foster City CA Public Financing Authority Street & Flood Control Revenue	4.000%	5/1/45		3,010	3,391
San Mateo Foster City CA Public Financing Authority Wastewater Revenue	5.000%	8/1/49		6,000	7,597
San Mateo-Foster City CA School District GO	4.000%	8/1/25	(Prere.)	5,000	5,942
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/29	(4)	1,780	2,042
San Rafael CA Elementary School District GO	4.500%	8/1/42		2,645	3,155
San Rafael CA Elementary School District GO	5.000%	8/1/43		2,550	3,093
San Rafael CA Elementary School District GO	4.000%	8/1/47		1,350	1,526
San Rafael CA High School District GO	3.000%	8/1/47		2,225	2,368
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/33	(2)	2,000	1,499
San Ramon Valley CA Unified School District GO	4.000%	8/1/34		3,445	3,924
San Ysidro CA School District COP	5.000%	9/1/47	(15)	2,045	2,183
Santa Ana CA College Improvement District No. 1 Rancho Santiago Community College GO	4.000%	8/1/41		2,000	2,279
Santa Ana CA Unified School District GO	0.000%	8/1/32	(14)	3,680	2,859
Santa Barbara CA Secondary/High School District GO	0.000%	8/1/40		2,050	1,202
Santa Barbara CA Unified School District GO	4.000%	8/1/31		985	1,170
Santa Clara CA Electric Revenue	6.000%	7/1/21	(Prere.)	3,000	3,184
Santa Clara CA Financing Authority Revenue	4.000%	5/15/33		2,500	2,808
Santa Clara CA Financing Authority Revenue	3.000%	5/1/38		2,765	2,904
Santa Clara CA Financing Authority Revenue	3.125%	5/1/47		4,165	4,299
Santa Clara CA Unified School District GO	5.000%	7/1/20	(Prere.)	4,000	4,016
Santa Clara CA Unified School District GO	3.000%	7/1/31		1,395	1,537
Santa Clara CA Unified School District GO	3.000%	7/1/31		4,460	4,914
Santa Clara CA Unified School District GO	3.000%	7/1/32		1,490	1,625
Santa Clara CA Unified School District GO	3.000%	7/1/34		1,705	1,831
Santa Clara CA Unified School District GO	3.000%	7/1/37		2,955	3,126
Santa Clara CA Unified School District GO	3.000%	7/1/38		3,225	3,394
Santa Clara CA Unified School District GO	4.000%	7/1/41		5,000	5,620
Santa Clarita CA Community College District GO	3.000%	8/1/36		750	804
Santa Clarita CA Community College District GO	3.000%	8/1/41		950	997
Santa Clarita CA Community College District GO	4.000%	8/1/41		6,850	7,676
Santa Clarita CA Community College District GO	3.000%	8/1/49		5,255	5,447
Santa Monica CA Community College District GO	4.000%	8/1/31		3,000	3,347

229

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Santa Monica CA Community College District GO	4.000%	8/1/35		1,050	1,239
Santa Monica CA Community College District GO	4.000%	8/1/36		1,250	1,467
Santa Monica-Malibu CA Unified School District GO	4.000%	7/1/38		400	463
Santa Rosa CA High School District GO	5.000%	8/1/36	(4)	550	672
Santa Rosa CA High School District GO	5.000%	8/1/37	(4)	470	573
Santa Rosa CA High School District GO	5.000%	8/1/39	(4)	1,125	1,365
Santa Rosa CA Wastewater Revenue	5.000%	9/1/28		4,845	5,335
Sierra CA Joint Community College District School Facilities District No. 4 GO	4.000%	8/1/53		3,350	3,812
Silicon Valley CA Clean Water Wastewater Revenue	5.000%	2/1/39		3,095	3,533
Simi Valley CA Unified School District GO	0.000%	8/1/32	(4)	1,720	1,384
Simi Valley CA Unified School District GO	4.000%	8/1/35		1,245	1,447
Simi Valley CA Unified School District GO	5.000%	8/1/44		1,000	1,211
Solana Beach CA School District Special Tax Revenue	5.000%	9/1/32		995	1,067
Solana Beach CA School District Special Tax Revenue	5.000%	9/1/35		2,495	2,672
Solano County CA Community College District GO	5.000%	8/1/37		1,050	1,294
South Bayside CA Waste Management Authority Solid Waste Enterprise Revenue (Shoreway Environment Center)	5.000%	9/1/42	(4)	1,300	1,635
South San Francisco CA Public Financing Authority Lease Revenue	4.000%	6/1/43		1,500	1,741
South San Francisco CA Public Financing Authority Lease Revenue	4.000%	6/1/46		1,500	1,731
Southern California Public Power Authority Revenue (Magnolia Power Project)	5.000%	7/1/34		1,000	1,328
Southern California Public Power Authority Revenue (Magnolia Power Project)	5.000%	7/1/35		1,145	1,511
Southern California Public Power Authority Revenue (Magnolia Power Project)	5.000%	7/1/36		1,000	1,317
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/28		3,600	4,415
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/33		3,530	4,462
Southern California Public Power Authority Revenue (Tieton Hydropower Project)	4.000%	7/1/38		1,320	1,559
Southern California Public Power Authority Revenue (Tieton Hydropower Project)	4.000%	7/1/40		625	734
Southern California Public Power Authority Revenue (Transmission Project)	5.750%	7/1/21	(14)	220	221
Southern California Water Replenishment District Financing Authority Revenue	5.000%	8/1/41		8,110	9,706
Southwestern California Community College District GO	4.000%	8/1/34		375	438
Southwestern California Community College District GO	5.000%	8/1/44		7,045	8,349
Southwestern California Community College District GO	4.000%	8/1/47		7,940	8,973

230

California Long-Term Tax-Exempt Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
State Center California Community College District GO	4.000%	8/1/42		2,315	2,636
Stockton CA Public Financing Authority Wastewater Revenue	5.000%	9/1/29	(15)	1,000	1,150
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/31	(15)	1,550	1,959
Stockton CA Public Financing Authority Water Revenue	5.000%	10/1/36	(15)	2,000	2,463
Stockton CA Public Financing Authority Water Revenue	4.000%	10/1/37	(15)	1,015	1,154
Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.250%	10/1/23	(Prere.)	2,160	2,585
Stockton CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/37	(4)	4,220	4,934
Stockton CA Unified School District GO	5.000%	8/1/38	(4)	3,500	3,995
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/31	(15)	1,225	1,415
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/32	(15)	1,250	1,438
Suisun City CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/33	(15)	1,280	1,468
Sweetwater CA Unified High School District GO	5.000%	8/1/33		165	192
Sweetwater CA Unified High School District GO	5.000%	8/1/34		900	1,043
Sweetwater CA Unified School District GO	5.000%	8/1/29	(15)	4,200	4,810
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/39		2,645	3,226
Temecula CA Development Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/38	(4)	3,115	3,803
Temecula Valley CA Unified School District GO	4.500%	8/1/35	(15)	3,120	3,442
Temecula Valley CA Unified School District GO	4.625%	8/1/37	(15)	3,785	4,175
Torrance CA Hospital Revenue (Torrance Memorial Medical Center)	5.000%	9/1/40		3,000	3,016
Tulare CA Joint Unified School District GO	0.000%	8/1/27	(14)	515	465
Tulare CA Joint Unified School District GO	0.000%	8/1/28	(14)	1,250	1,106
Tulare CA Local Health Care District GO	4.000%	8/1/31	(15)	1,250	1,518
Tulare CA Local Health Care District GO	4.000%	8/1/35	(15)	1,825	2,143
Tulare CA Local Health Care District GO	4.000%	8/1/39	(15)	3,275	3,755
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/34		1,540	1,688
Turlock CA Irrigation District Revenue	5.000%	1/1/31		2,000	2,049
Tustin CA Community Facilities District Special Tax Revenue	5.000%	9/1/37		1,000	1,156
Tustin CA Unified School District Special Tax Revenue	5.000%	9/1/31		3,000	3,447
Ukiah CA Unified School District GO	0.000%	8/1/32	(10)	6,445	5,141
Union CA Elementary School District GO	0.000%	9/1/20	(14)	2,300	2,298
Union CA Elementary School District GO	0.000%	9/1/21	(14)	2,000	1,991
Union CA Sanitary District Finance Authority Revenue	4.000%	9/1/36		360	435
Union CA Sanitary District Finance Authority Revenue	4.000%	9/1/38		500	599

231

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Union CA Sanitary District Finance Authority Revenue	4.000%	9/1/40		500	588
	Union CA Sanitary District Finance Authority Revenue	3.000%	9/1/45		1,375	1,452
	Union CA Sanitary District Finance Authority Revenue	3.000%	9/1/50		1,500	1,575
	University of California Regents CP	0.230%	7/22/20		12,500	12,501
5	University of California Regents Medical Center Pooled Revenue	0.020%	6/1/20		2,300	2,300
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/35		1,760	2,071
	University of California Regents Medical Center Pooled Revenue	5.000%	5/15/41		10,000	11,639
	University of California Regents Medical Center Pooled Revenue	4.000%	5/15/44		5,525	6,009
	University of California Revenue	5.000%	5/15/21	(Prere.)	2,230	2,331
	University of California Revenue	5.000%	5/15/21	(Prere.)	1,560	1,631
	University of California Revenue	5.000%	5/15/23	(Prere.)	1,550	1,763
	University of California Revenue	5.000%	5/15/23	(Prere.)	2,325	2,645
	University of California Revenue	5.000%	5/15/30		1,000	1,125
	University of California Revenue	5.000%	5/15/31		2,130	2,619
	University of California Revenue	5.000%	5/15/32		7,925	9,505
	University of California Revenue	5.000%	5/15/33		2,675	2,991
	University of California Revenue	4.000%	5/15/34		5,000	5,594
	University of California Revenue	4.000%	5/15/34		7,000	8,161
	University of California Revenue	4.000%	5/15/34		7,000	7,720
	University of California Revenue	5.000%	5/15/34		4,820	6,146
	University of California Revenue	4.000%	5/15/35		5,000	5,807
	University of California Revenue	5.000%	5/15/35		2,080	2,166
	University of California Revenue	5.000%	5/15/35		7,475	9,491
	University of California Revenue	5.000%	5/15/37		3,535	4,354
	University of California Revenue	5.250%	5/15/37		3,500	4,070
	University of California Revenue	5.000%	5/15/38		10,000	11,148
	University of California Revenue	5.000%	5/15/40		50	50
	University of California Revenue	5.000%	5/15/40		5,000	5,901
	University of California Revenue	5.000%	5/15/41		10,370	12,362
	University of California Revenue	5.000%	5/15/43		3,525	4,370
	University of California Revenue	4.000%	5/15/46		13,280	14,765
	University of California Revenue	5.000%	5/15/47		15,000	18,041
	University of California Revenue	5.000%	5/15/47		1,000	1,206
	University of California Revenue	5.000%	5/15/48		11,500	14,166
	University of California Revenue	5.000%	5/15/52		8,000	9,571
	University of California Revenue PUT	5.000%	5/15/23		6,500	7,378
2	University of California Revenue TOB VRDO	0.140%	6/5/20		10,135	10,135
	Upland CA COP (San Antonio Regional Hospital)	4.000%	1/1/42		5,000	5,039
	Upland CA COP (San Antonio Regional Hospital)	5.000%	1/1/47		5,000	5,428
	Vacaville CA Unified School District GO	4.000%	8/1/38		500	583
	Val Verde CA Unified School District COP	5.000%	3/1/32	(4)	750	950
	Val Verde CA Unified School District COP	5.000%	3/1/33	(4)	1,000	1,259
	Val Verde CA Unified School District COP	5.000%	3/1/35	(4)	2,445	3,054
	Vallecitos CA Water District Water & Wastewater Enterprise Revenue	5.000%	7/1/33		1,110	1,345

232

California Long-Term Tax-Exempt Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Vallecitos CA Water District Water & Wastewater Enterprise Revenue	5.000%	7/1/35		750	905
	Vernon CA Electric System Revenue	5.000%	8/1/32		865	1,042
	Vernon CA Electric System Revenue	5.000%	8/1/36		750	886
	Vista CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	(4)	1,970	2,350
	Vista CA Unified School District GO	0.000%	8/1/28	(14)	7,425	6,746
	Walnut CA Energy Center Authority Revenue	5.000%	1/1/34		3,100	3,647
	Walnut Valley CA Unified School District GO	0.000%	8/1/36		1,000	647
	Washington Township CA Health Care District GO	5.500%	8/1/40		5,000	5,590
	Washington Township CA Health Care District Revenue	5.000%	7/1/22		875	944
	Washington Township CA Health Care District Revenue	5.000%	7/1/31		500	609
	Washington Township CA Health Care District Revenue	5.000%	7/1/33		1,080	1,247
	Washington Township CA Health Care District Revenue	4.000%	7/1/35		2,170	2,342
	Washington Township CA Health Care District Revenue	5.000%	7/1/36		500	587
	Washington Township CA Health Care District Revenue	4.000%	7/1/48		750	776
	West Contra Costa CA Unified School District GO	0.000%	8/1/32	(14)	7,650	5,993
	West Contra Costa CA Unified School District GO	5.000%	8/1/40		3,050	3,586
	West Sacramento CA Area Flood Control Agency Special Assessment Revenue	5.000%	9/1/40	(4)	2,050	2,458
	West Sacramento CA Area Flood Control Agency Special Assessment Revenue	5.000%	9/1/45	(4)	2,715	3,235
4	West Sonoma County CA Union High School District GO	5.000%	8/1/43		780	956
4	West Sonoma County CA Union High School District GO	5.000%	8/1/46		1,000	1,220
4	West Sonoma County CA Union High School District GO	5.000%	8/1/49		2,000	2,433
	West Valley-Mission CA Community College District GO	4.000%	8/1/33		1,400	1,710
	Western Placer CA Unified School District COP	4.000%	8/1/41	(4)	2,150	2,387
	Western Placer CA Unified School District GO	5.000%	8/1/42	(15)	6,350	7,645
	Westminster CA Redevelopment Agency (Westminster Redevelopment Project No. 1)	5.000%	11/1/28	(15)	720	888
	Westminster CA Redevelopment Agency (Westminster Redevelopment Project No. 1)	5.000%	11/1/29	(15)	1,000	1,224
	Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44		4,500	4,898
	Yucaipa Valley CA Water District Water System Revenue	5.000%	9/1/27		1,000	1,211
						4,958,335

233

California Long-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Puerto Rico (0.3%)
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.000%	7/1/33	360	357
	Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42	1,280	1,264
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/24	1,005	884
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/27	2,332	1,839
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/29	2,444	1,768
	Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	7/1/31	1,000	657
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	10,033	9,632
	Puerto Rico Sales Tax Financing Corp. Revenue	4.329%	7/1/40	1,398	1,342
					17,743
Guam (0.1%)
	Guam Government Limited Obligation Revenue	5.000%	12/1/31	1,000	1,063
	Guam Power Authority Revenue	5.000%	10/1/24	1,000	1,094
	Guam Power Authority Revenue	5.000%	10/1/36	650	698
4	Guam Waterworks Authority Water & Wastewater System Revenue	5.000%	1/1/50	750	829
					3,684
Total Tax-Exempt Municipal Bonds (Cost $4,647,683)					4,979,762
Other Assets and Liabilities—Net (0.5%)					23,290
Net Assets (100%)					5,003,052

Cost is in $000.

•	See Note A in Notes to Financial Statements.

1	Step bond.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2020, the aggregate value of these securities was $134,633,000, representing 2.7% of net assets.

3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

4	Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2020.

5	Adjustable-rate security; rate shown is effective rate at period end. Certain adjustable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.

See accompanying Notes, which are an integral part of the Financial Statements.

234

California Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.

BAN—Bond Anticipation Note.

CMT—Constant Maturing Treasury Rate.

COP—Certificate of Participation.

CP—Commercial Paper.

FR—Floating Rate.

GAN—Grant Anticipation Note.

GO—General Obligation Bond.

LIBOR—London Interbank Offered Rate.

PILOT—Payments in Lieu of Taxes.

PUT—Put Option Obligation.

RAN—Revenue Anticipation Note.

SIFMA—Securities Industry and Financial Markets Association.

SOFR—Secured Overnight Financing Rate.

TAN—Tax Anticipation Note.

TOB—Tender Option Bond.

TRAN—Tax Revenue Anticipation Note.

VRDO—Variable Rate Demand Obligation.

VRDP—Variable Rate Demand Preferred.

(ETM)—Escrowed to Maturity.

(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1)	MBIA (Municipal Bond Investors Assurance).

(2)	AMBAC (Ambac Assurance Corporation).

(3)	FGIC (Financial Guaranty Insurance Company).

(4)	AGM (Assured Guaranty Municipal Corporation).

(5)	BIGI (Bond Investors Guaranty Insurance).

(6)	Connie Lee Inc.

(7)	FHA (Federal Housing Authority).

(8)	CapMAC (Capital Markets Assurance Corporation).

(9)	American Capital Access Financial Guaranty Corporation.

(10)	XL Capital Assurance Inc.

(11)	CIFG (CDC IXIS Financial Guaranty).

(12)	AGC (Assured Guaranty Corporation).

(13)	BHAC (Berkshire Hathaway Assurance Corporation).

(14)	NPFG (National Public Finance Guarantee Corporation).

(15)	BAM (Build America Mutual Assurance Company).

(16)	MAC (Municipal Assurance Corporation).

(17)	RAA (Radian Asset Assurance Inc.).

(18)	SBLF (Michigan School Bond Loan Fund).

(19)	TPSF (Texas Permanent School Fund).

(20)	NATL (National Public Financial Guarantee Corporation).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

235

California Long-Term Tax-Exempt Fund

Statement of Assets and Liabilities

As of May 31, 2020

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $4,647,683)	4,979,762
Investment in Vanguard	227
Cash	15,569
Receivables for Investment Securities Sold	5,778
Receivables for Accrued Income	44,453
Receivables for Capital Shares Issued	3,862
Other Assets	176
Total Assets	5,049,827
Liabilities
Payables for Investment Securities Purchased	41,349
Payables for Capital Shares Redeemed	1,540
Payables for Distributions	3,642
Payables to Vanguard	244
Total Liabilities	46,775
Net Assets	5,003,052

At May 31, 2020, net assets consisted of:

Paid-in Capital	4,664,878
Total Distributable Earnings (Loss)	338,174
Net Assets	5,003,052

Investor Shares—Net Assets
Applicable to 49,015,848 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	617,169
Net Asset Value Per Share—Investor Shares	$12.59

Admiral Shares—Net Assets
Applicable to 348,329,226 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,385,883
Net Asset Value Per Share—Admiral Shares	$12.59

See accompanying Notes, which are an integral part of the Financial Statements.

236

California Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
May 31, 2020
($000)
Investment Income
Income
Interest	73,631
Total Income	73,631
Expenses
The Vanguard Group—Note B
Investment Advisory Services	285
Management and Administrative—Investor Shares	458
Management and Administrative—Admiral Shares	1,588
Marketing and Distribution—Investor Shares	48
Marketing and Distribution—Admiral Shares	133
Custodian Fees	13
Shareholders’ Reports—Investor Shares	6
Shareholders’ Reports—Admiral Shares	9
Trustees’ Fees and Expenses	2
Total Expenses	2,542
Net Investment Income	71,089
Realized Net Gain (Loss)
Investment Securities Sold	13,351
Futures Contracts	(2,916)
Realized Net Gain (Loss)	10,435
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(4,237)
Futures Contracts	(16)
Change in Unrealized Appreciation (Depreciation)	(4,253)
Net Increase (Decrease) in Net Assets Resulting from Operations	77,271

See accompanying Notes, which are an integral part of the Financial Statements.

237

California Long-Term Tax-Exempt Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	May 31,	November 30,
	2020	2019
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	71,089	139,077
Realized Net Gain (Loss)	10,435	9,442
Change in Unrealized Appreciation (Depreciation)	(4,253)	253,582
Net Increase (Decrease) in Net Assets Resulting from Operations	77,271	402,101
Distributions[1]
Investor Shares	(8,856)	(16,620)
Admiral Shares	(62,245)	(122,361)
Total Distributions	(71,101)	(138,981)
Capital Share Transactions
Investor Shares	(20,342)	128,665
Admiral Shares	7,141	632,697
Net Increase (Decrease) from Capital Share Transactions	(13,201)	761,362
Total Increase (Decrease)	(7,031)	1,024,482
Net Assets
Beginning of Period	5,010,083	3,985,601
End of Period	5,003,052	5,010,083

1 Certain prior period numbers have been reclassified to conform with current period presentation.

See accompanying Notes, which are an integral part of the Financial Statements.

238

California Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares

	Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.53	$11.79	$12.10	$11.66	$12.12	$12.07
Investment Operations
Net Investment Income	.171[1]	.371[1]	.394[1]	.396[1]	.410	.428
Net Realized and Unrealized Gain (Loss) on Investments	.060	.741	(.309)	.438	(.460)	.050
Total from Investment Operations	.231	1.112	.085	.834	(.050)	.478
Distributions
Dividends from Net Investment Income	(.171)	(.372)	(.395)	(.394)	(.410)	(.428)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.171)	(.372)	(.395)	(.394)	(.410)	(.428)
Net Asset Value, End of Period	$12.59	$12.53	$11.79	$12.10	$11.66	$12.12

Total Return[2]	1.86%	9.54%	0.71%	7.22%	-0.55%	4.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$617	$640	$479	$486	$455	$425
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.19%	0.19%	0.20%
Ratio of Net Investment Income to Average Net Assets	2.73%	3.02%	3.31%	3.29%	3.31%	3.55%
Portfolio Turnover Rate	9%	11%	15%	16%	18%	17%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average share outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

239

California Long-Term Tax-Exempt Fund

Financial Highlights

Admiral Shares

	Six Months
	Ended
For a Share Outstanding	May 31,			Year Ended November 30,
Throughout Each Period	2020	2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$12.53	$11.79	$12.10	$11.66	$12.12	$12.07
Investment Operations
Net Investment Income	.176[1]	.381[1]	.404[1]	.408[1]	.423	.438
Net Realized and Unrealized Gain (Loss) on Investments	.060	.741	(.310)	.438	(.460)	.050
Total from Investment Operations	.236	1.122	.094	.846	(.037)	.488
Distributions
Dividends from Net Investment Income	(.176)	(.382)	(.404)	(.406)	(.423)	(.438)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.176)	(.382)	(.404)	(.406)	(.423)	(.438)
Net Asset Value, End of Period	$12.59	$12.53	$11.79	$12.10	$11.66	$12.12

Total Return[2]	1.90%	9.63%	0.80%	7.33%	-0.45%	4.12%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,386	$4,371	$3,506	$3,419	$3,062	$2,909
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.81%	3.10%	3.39%	3.39%	3.41%	3.63%
Portfolio Turnover Rate	9%	11%	15%	16%	18%	17%

The expense ratio and net investment income ratio for the current period have been annualized.

1	Calculated based on average share outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

240

California Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard California Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.

The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Market disruptions associated with the COVID-19 pandemic have had a global impact, and uncertainty exists as to the long-term implications. Such disruptions can adversely affect assets of the fund and thus fund performance.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

During the six months ended May 31, 2020, the fund’s average investments in long and short futures contracts represented less than 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at May 31, 2020.

241

California Long-Term Tax-Exempt Fund

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (November 30, 2016–2019), and for the period ended May 31, 2020, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes, subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate (or an acceptable alternate rate, if necessary), federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread, except that borrowings under the uncommitted credit facility may bear interest based upon an alternative rate agreed to by the fund and Vanguard.

In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

For the six months ended May 31, 2020, the fund did not utilize the credit facilities or the Interfund Lending Program.

6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

242

California Long-Term Tax-Exempt Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2020, the fund had contributed to Vanguard capital in the amount of $227,000, representing less than 0.01% of the fund’s net assets and 0.09% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

At May 31, 2020, 100% of the market value of the fund’s investments was determined based on Level 2 inputs.

D. As of May 31, 2020, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:

Amount
($000)
Tax Cost	4,652,020
Gross Unrealized Appreciation	340,083
Gross Unrealized Depreciation	(12,341)
Net Unrealized Appreciation (Depreciation)	327,742

E. During the six months ended May 31, 2020, the fund purchased $453,754,000 of investment securities and sold $433,743,000 of investment securities, other than temporary cash investments.

243

California Long-Term Tax-Exempt Fund

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2020, such purchases and sales were $220,840,000 and $225,856,000, respectively; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

F. Capital share transactions for each class of shares were:

	Six Months Ended		Year Ended
		May 31, 2020 `	November 30, 2019
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	141,604	11,240	233,399	18,931
Issued in Lieu of Cash Distributions	7,576	603	14,359	1,167
Redeemed	(169,522)	(13,881)	(119,093)	(9,709)
Net Increase (Decrease)—Investor Shares	(20,342)	(2,038)	128,665	10,389
Admiral Shares
Issued	538,901	43,224	964,971	78,632
Issued in Lieu of Cash Distributions	40,927	3,258	80,398	6,532
Redeemed	(572,687)	(47,032)	(412,672)	(33,721)
Net Increase (Decrease)—Admiral Shares	7,141	(550)	632,697	51,443

G. Management has determined that no events or transactions occurred subsequent to May 31, 2020, that would require recognition or disclosure in these financial statements.

244

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard California Municipal Money Market Fund, Vanguard California Intermediate-Term Tax-Exempt Fund, and Vanguard California Long-Term Tax-Exempt Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with a relevant benchmark index (as applicable) and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also well below the peer-group average.

245

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

246

Liquidity Risk Management

Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.

Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.

The board of trustees of Vanguard California Tax-Free Funds approved the appointment of liquidity risk management program administrators responsible for administering the Program for Vanguard California Intermediate-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund, and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from December 1, 2018, through December 31, 2019 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the funds’ liquidity risk.

247

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Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447

Direct Investor Account Services > 800-662-2739

Institutional Investor Services > 800-523-1036

Text Telephone for People

Who Are Deaf or Hard of Hearing > 800-749-7273

This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.

You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.

You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.

© 2020 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

Q752 072020

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

(a)       Audit Fees.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 17, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 17, 2020

VANGUARD CALIFORNIA TAX-FREE FUNDS

BY:	/s/ JOHN BENDL*
JOHN BENDL
CHIEF FINANCIAL OFFICER

Date: July 17, 2020

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on January 18, 2018 (see file Number 33-32216) and a Power of Attorney filed on October 30, 2019 (see file Number 811-02554), Incorporated by Reference.